UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06241

Loomis Sayles Funds II

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Susan McWhan Tobin, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2139

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Stockholders.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report

June 30, 2023

Loomis Sayles International Growth Fund

Natixis Oakmark Fund

Natixis Oakmark International Fund

Natixis U.S. Equity Opportunities Fund

Vaughan Nelson Mid Cap Fund

Vaughan Nelson Small Cap Value Fund

LOOMIS SAYLES INTERNATIONAL GROWTH FUND

Manager	Symbols

Aziz V. Hamzaogullari, CFA®	Class A	LIGGX

Loomis, Sayles & Company, L.P.	Class C	LIGCX

	Class N	LIGNX

	Class Y	LIGYX

Investment Goal

The Fund’s investment goal is long-term growth of capital.

Average Annual Total Returns — June 30, 20233

	6 Months	1 Year	Life of Fund	Expense Ratios[4]
				Gross	Net

Class Y (Inception 12/15/20)
NAV	17.45%	22.79%	-2.20%	1.80%	0.95%

Class A (Inception 12/15/20)
NAV	17.35	22.40	-2.45	2.05	1.20
With 5.75% Maximum Sales Charge	10.58	15.37	-4.69

Class C (Inception 12/15/20)
NAV	16.86	21.55	-3.18	2.79	1.95
With CDSC[1]	15.86	20.55	-3.18

Class N (Inception 12/15/20)
NAV	17.45	22.84	-2.17	1.67	0.90

Comparative Performance
MSCI ACWI ex USA Index[2]	9.47%	12.72%	0.59%

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

The MSCI ACWI ex USA Index captures large and mid cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 27 Emerging Markets (EM) countries. With 2,361 constituents, the index covers approximately 85% of the global equity opportunity set outside the US.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/24. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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NATIXIS OAKMARK FUND

Managers	Symbols

Robert F. Bierig	Class A	NEFOX

Michael J. Mangan, CFA®	Class C	NECOX

Michael A. Nicolas, CFA®	Class N	NOANX

William C. Nygren, CFA®	Class Y	NEOYX

Harris Associates L.P.

Investment Goal

The Fund seeks long-term capital appreciation.

Average Annual Total Returns — June 30, 20233

	6 Months	1 Year	5 Years	10 Years	Life of Class N	Expense Ratios[4]
						Gross	Net

Class Y
NAV	17.60%	26.83%	11.29%	12.11%	—%	0.85%	0.80%

Class A
NAV	17.45	26.52	11.01	11.83	—	1.10	1.05
With 5.75% Maximum Sales Charge	10.72	19.24	9.70	11.17	—

Class C
NAV	17.03	25.57	10.17	11.16	—	1.85	1.80
With CDSC[1]	16.03	24.57	10.17	11.16	—

Class N (Inception 5/1/17)
NAV	17.64	26.90	11.39	—	11.92	0.93	0.75

Comparative Performance
S&P 500® Index[2]	16.89%	19.59%	12.31%	12.86%	12.58

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase and includes automatic conversion to Class A shares after eight years.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the U.S. equities market.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/24. When a Fund’s expenses are below the limitations, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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NATIXIS OAKMARK INTERNATIONAL FUND

Managers	Symbols

David G. Herro, CFA®	Class A	NOIAX

Eric Liu, CFA®*	Class C	NOICX

Michael L. Manelli, CFA®	Class N	NIONX

Harris Associates L.P.	Class Y	NOIYX

*	Effective August 1, 2023, Eric Liu serves as portfolio manager of the Fund.

Investment Goal

The Fund seeks long-term capital appreciation.

Average Annual Total Returns — June 30, 20234

	6 Months	1 Year	5 Years	10 Years	Life of Class N	Expense Ratios[5]
						Gross	Net

Class Y (Inception 5/1/17)
NAV[1]	17.92%	22.97%	3.01%	4.66%	—%	1.13%	0.90%

Class A
NAV	17.74	22.64	2.77	4.50	—	1.38	1.15
With 5.75% Maximum Sales Charge	11.00	15.56	1.55	3.88	—

Class C
NAV	17.31	21.81	2.00	3.88	—	2.13	1.90
With CDSC[2]	16.31	20.81	2.00	3.88	—

Class N (Inception 5/1/17)
NAV	17.98	23.01	3.08	—	3.20	1.02	0.85

Comparative Performance
MSCI World ex USA Index (Net)[3]	11.29%	17.41%	4.58%	5.40%	5.36

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Prior to the inception of Class Y shares (5/1/2017), performance is that of Class A shares and reflects the higher net expenses of that share class.

2

Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase, and includes automatic conversion to Class A shares after eight years.

3	MSCI World ex USA Index (Net) is an unmanaged index that is designed to measure the equity market performance of developed markets, excluding the United States.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/24. When a Funds expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Funds expense limitations.

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NATIXIS U.S. EQUITY OPPORTUNITIES FUND

Managers	Symbols

Robert F. Bierig	Class A	NEFSX

Michael J. Mangan, CFA®, CPA	Class C	NECCX

Michael A. Nicolas, CFA®	Class N	NESNX

William C. Nygren, CFA®	Class Y	NESYX

Harris Associates L.P.

Aziz V. Hamzaogullari, CFA®

Loomis, Sayles & Company, L.P.

Investment Goal

The Fund seeks long-term growth of capital.

Average Annual Total Returns — June 30, 20234

	6 Months	1 Year	5 Years	10 Years	Life of Class N	Expense Ratios[5]
						Gross	Net

Class Y
NAV	24.23%	30.36%	11.90%	14.07%	—%	0.84%	0.84%

Class A
NAV	24.09	30.07	11.62	13.79	—	1.09	1.09
With 5.75% Maximum Sales Charge	16.96	22.60	10.31	13.11	—

Class C
NAV	23.67	29.06	10.79	13.10	—	1.84	1.84
With CDSC[1]	22.67	28.07	10.79	13.10	—

Class N (Inception 5/1/17)
NAV	24.26	30.45	11.98	—	13.17	1.31	0.78

Comparative Performance
S&P 500® Index[2]	16.89%	19.59%	12.31%	12.86%	12.58
Russell 1000® Index[3]	16.68%	19.36%	11.92%	12.64%	12.28

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase and includes automatic conversion to Class A shares after eight years.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the US equities market.

3

Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® Index represents approximately 92% of the U.S. market and is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are reflected.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/24. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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VAUGHAN NELSON MID CAP FUND

Managers	Symbols

Dennis G. Alff, CFA®	Class A	VNVAX

Chad D. Fargason	Class C	VNVCX

Chris D. Wallis, CFA®	Class N	VNVNX

Vaughan Nelson Investment Management, L.P.	Class Y	VNVYX

Investment Goal

The Fund seeks long-term capital appreciation.

Average Annual Total Returns — June 30, 20233

	6 Months	1 Year	5 Years	10 Years	Life of Class N	Expense Ratios[4]
						Gross	Net

Class Y
NAV	5.30%	10.00%	6.97%	7.92%	—%	0.96%	0.90%

Class A
NAV	5.19	9.71	6.70	7.64	—	1.21	1.15
With 5.75% Maximum Sales Charge	-0.86	3.38	5.44	7.01	—

Class C
NAV	4.79	8.90	5.90	7.00	—	1.96	1.90
With CDSC[1]	3.79	7.90	5.90	7.00	—

Class N (Inception 5/1/13)
NAV	5.36	10.08	7.05	7.99	8.34	0.87	0.85

Comparative Performance
Russell Midcap® Value Index[2]	5.23%	10.50%	6.84%	9.03%	9.04

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase and includes automatic conversion to Class A shares after eight years.

2

Russell Midcap® Value Index is an unmanaged index that measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/24. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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VAUGHAN NELSON SMALL CAP VALUE FUND

Managers	Symbols

James Eisenman, CFA®	Class A NEFJX

Chris D. Wallis, CFA®	Class C NEJCX

Vaughan Nelson Investment Management, L.P.	Class N VSCNX

Class Y NEJYX

Investment Goal

The Fund seeks capital appreciation.

Average Annual Total Returns — June 30, 20233

	6 Months	1 Year	5 Years	10 Years	Life of Class N	Expense Ratios[4]
						Gross	Net

Class Y
NAV	14.68%	18.51%	9.15%	10.13%	—%	1.12%	1.00%

Class A
NAV	14.57	18.27	8.88	9.86	—	1.37%	1.25
With 5.75% Maximum Sales Charge	7.95	11.45	7.60	9.20	—

Class C
NAV	14.15	17.39	8.04	9.20	—	2.12	2.00
With CDSC[1]	13.15	16.39	8.04	9.20	—

Class N (Inception 5/1/17)
NAV	14.73	18.60	9.23	—	8.89	1.10	0.95

Comparative Performance
Russell 2000® Value Index[2]	2.50%	6.01%	3.54%	7.29%	4.89

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase and includes automatic conversion to Class A shares after eight years.

2

Russell 2000® Value Index is an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/24. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at im.natixis.com/funddocuments. A hard copy may be requested from the Fund at no charge by calling 800-225-5478.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2023 through June 30, 2023. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown for your class.

The second line in the table for each class of fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning funds. If transaction costs were included, total costs would be higher.

LOOMIS SAYLES INTERNATIONAL GROWTH FUND	BEGINNING ACCOUNT VALUE 1/1/2023	ENDING ACCOUNT VALUE 6/30/2023	EXPENSES PAID DURING PERIOD* 1/1/2023 – 6/30/2023
Class A
Actual	$1,000.00	$1,173.50	$6.47
Hypothetical (5% return before expenses)	$1,000.00	$1,018.84	$6.01
Class C
Actual	$1,000.00	$1,168.60	$10.49
Hypothetical (5% return before expenses)	$1,000.00	$1,015.13	$ 9.74
Class N
Actual	$1,000.00	$1,174.50	$ 4.85
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$ 4.51
Class Y
Actual	$1,000.00	$1,174.50	$ 5.12
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$ 4.76

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.20%, 1.95%, 0.90% and 0.95% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

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NATIXIS OAKMARK FUND	BEGINNING ACCOUNT VALUE 1/1/2023	ENDING ACCOUNT VALUE 6/30/2023	EXPENSES PAID DURING PERIOD* 1/1/2023 – 6/30/2023
Class A
Actual	$1,000.00	$1,174.50	$5.66
Hypothetical (5% return before expenses)	$1,000.00	$1,019.59	$5.26
Class C
Actual	$1,000.00	$1,170.30	$9.69
Hypothetical (5% return before expenses)	$1,000.00	$1,015.87	$9.00
Class N
Actual	$1,000.00	$1,176.40	$4.05
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76
Class Y
Actual	$1,000.00	$1,176.00	$4.32
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	$4.01

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.05%, 1.80%, 0.75% and 0.80% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

NATIXIS OAKMARK INTERNATIONAL FUND	BEGINNING ACCOUNT VALUE 1/1/2023	ENDING ACCOUNT VALUE 6/30/2023	EXPENSES PAID DURING PERIOD* 1/1/2023 – 6/30/2023
Class A
Actual	$1,000.00	$1,177.40	$6.21
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76
Class C
Actual	$1,000.00	$1,173.10	$10.24
Hypothetical (5% return before expenses)	$1,000.00	$1,015.37	$ 9.49
Class N
Actual	$1,000.00	$1,179.80	$ 4.59
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$ 4.26
Class Y
Actual	$1,000.00	$1,179.20	$ 4.86
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$ 4.51

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.15%, 1.90%, 0.85% and 0.90% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

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NATIXIS U.S. EQUITY OPPORTUNITIES FUND	BEGINNING ACCOUNT VALUE 1/1/2023	ENDING ACCOUNT VALUE 6/30/2023	EXPENSES PAID DURING PERIOD* 1/1/2023 – 6/30/2023
Class A
Actual	$1,000.00	$1,240.90	$6.28
Hypothetical (5% return before expenses)	$1,000.00	$1,019.19	$5.66
Class C
Actual	$1,000.00	$1,236.70	$10.43
Hypothetical (5% return before expenses)	$1,000.00	$1,015.47	$ 9.39
Class N
Actual	$1,000.00	$1,242.60	$ 4.50
Hypothetical (5% return before expenses)	$1,000.00	$1,020.78	$ 4.06
Class Y
Actual	$1,000.00	$1,242.30	$ 4.89
Hypothetical (5% return before expenses)	$1,000.00	$1,020.43	$ 4.41

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.13%, 1.88%, 0.81% and 0.88% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

VAUGHAN NELSON MID CAP FUND	BEGINNING ACCOUNT VALUE 1/1/2023	ENDING ACCOUNT VALUE 6/30/2023	EXPENSES PAID DURING PERIOD* 1/1/2023 – 6/30/2023
Class A
Actual	$1,000.00	$1,051.90	$5.85
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76
Class C
Actual	$1,000.00	$1,047.90	$9.65
Hypothetical (5% return before expenses)	$1,000.00	$1,015.37	$9.49
Class N
Actual	$1,000.00	$1,053.60	$4.33
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26
Class Y
Actual	$1,000.00	$1,053.00	$4.58
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.15%, 1.90%, 0.85% and 0.90% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

|  10

VAUGHAN NELSON SMALL CAP VALUE FUND	BEGINNING ACCOUNT VALUE 1/1/2023	ENDING ACCOUNT VALUE 6/30/2023	EXPENSES PAID DURING PERIOD* 1/1/2023 – 6/30/2023
Class A
Actual	$1,000.00	$1,145.70	$ 6.65
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$ 6.26
Class C
Actual	$1,000.00	$1,141.50	$10.62
Hypothetical (5% return before expenses)	$1,000.00	$1,014.88	$ 9.99
Class N
Actual	$1,000.00	$1,147.30	$ 5.06
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$ 4.76
Class Y
Actual	$1,000.00	$1,146.80	$ 5.32
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$ 5.01

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.25%, 2.00%, 0.95% and 1.00% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

11  |

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement and, with respect to Natixis Oakmark Fund, Natixis Oakmark International Fund, Natixis U.S. Equity Opportunities Fund, Vaughan Nelson Mid Cap Fund, and Vaughan Nelson Small Cap Value Fund, sub-advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements at its June Board meeting.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-advisers, as applicable (collectively, the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory and sub-advisory fees and other expenses, including information comparing the Funds’ advisory and sub-advisory fees to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers, including how profitability is determined for the Funds, and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay for research and other similar services, (iv) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers and the Independent Trustees meet separately with independent legal counsel outside the presence of Adviser personnel.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. The information received by the Trustees generally includes, where available, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category of funds, total return information for various periods, performance rankings provided by a third-party data provider for various periods comparing a Fund against similarly categorized funds, and performance ratings provided by a different third-party rating organization. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.

The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2023. In the case of Natixis U.S. Equity Opportunities Fund, the Board approved the Agreement with an amendment that reduced the Fund’s advisory fee effective July 1, 2023. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates. The Trustees also considered their experience with other funds advised or sub-advised by the Adviser, as well as the affiliation between the Adviser and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.

The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the benefits to the Funds from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration

|  12

increases in the services provided resulting from new regulatory requirements, such as recent rules relating to the fair valuation of investments and the use of derivatives, as well as from monitoring proposed rules, such as those relating to privacy and cybersecurity, environmental, social and governance-specific disclosures, and vendor oversight.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. The Board noted that while it found the data provided by the independent third-party data provider useful, it recognized its limitations, including, in particular, that notable differences may exist between the Funds and the performance comparisons (for example, with respect to investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the performance comparisons. The Trustees also received information about how comparative peer groups are constructed. In addition, the Trustees reviewed data prepared by an independent third-party rating organization that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.

The Board noted that, through December 31, 2022, each Fund’s one-, three- and five-year performance, as applicable, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
Loomis Sayles International Growth Fund	9%	N/A	N/A
Natixis Oakmark Fund	94%	12%	38%
Natixis Oakmark International Fund	94%	95%	100%
Natixis U.S. Equity Opportunities Fund	87%	77%	67%
Vaughan Nelson Mid Cap Fund	19%	49%	61%
Vaughan Nelson Small Cap Value Fund	13%	8%	16%

In the case of each Fund that had performance that lagged that of a relevant category median as determined by the independent third-party data provider for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund had outperformed its relevant benchmark for the one-year period ended December 31, 2022; (3) that the Fund’s longer-term (three-year and five-year) performance was stronger relative to its category; (4) that the Fund’s long-term (10-year) performance was stronger relative to its category; (5) relatively recent changes to the Fund’s portfolio management team; and (6) that the Fund’s shorter-term performance has been strong relative to its category. The Board also considered information about the Funds’ more recent performance, including how performance over various periods had been impacted by various factors such as market and economic events.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory, sub-advisory and administrative services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of

13  |

accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating each Fund’s advisory and sub-advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund, and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that all of the Funds included have expense limitations in place, and they considered the amounts waived or reimbursed by the Adviser for all of the Funds under their expense limitation agreements. They further noted that management had proposed to reduce the advisory fee rate and the expense limitations on all share classes for Natixis U.S. Equity Opportunities Fund effective as of July 1, 2023. The Trustees further noted that the Loomis Sayles International Growth Fund, Natixis Oakmark International Fund, Vaughan Nelson Small Cap Value Fund, and Vaughan Nelson Mid Cap Fund had total advisory fee rates that were at or below the medians of their peer groups of funds.

The Trustees noted that each of Natixis Oakmark Fund and Natixis U.S. Equity Opportunities Fund had total advisory fee rates that were above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified such relatively higher advisory fee rates, including: (1) that management had proposed to reduce the expense limitations and advisory fee of Natixis U.S. Equity Opportunities Fund; (2) that the advisory fee was only six basis points higher than the median of a peer group of funds for Natixis Oakmark Fund; and (3) the quality of the services and the reputation and performance of the portfolio management team. The Board also considered that the fee and expense information reflected information as of a certain date and that historical asset levels may differ from current asset levels, particularly in a period of market volatility.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense limitations with respect to such Funds and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available. The Board also noted the competitive nature of the global asset management industry.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations, which reduced the total expenses borne by shareholders. With respect to economies of scale, the Trustees noted that Natixis Oakmark Fund, Natixis Oakmark International Fund and Vaughan Nelson Mid Cap Fund had breakpoints in their advisory fees and that each of the Funds was subject to an expense limitation. The Trustees also considered management’s proposal to reduce the expense limitations for Natixis U.S. Equity Opportunities Fund. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment certain Advisers had made into their businesses.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•

The effect of various factors and recent market and economic events, such as recent market volatility, geopolitical instability, aggressive domestic and foreign central bank policies, and lingering effects of the Covid-19 crisis, as applicable, on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

|  14

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution and administrative services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements, including the reduction in the advisory fee schedule for Natixis U.S. Equity Opportunities Fund described above, should be continued through June 30, 2024.

15  |

LIQUIDITY RISK MANAGEMENT PROGRAM

Annual Report for the Period Commencing on January 1, 2022 and ending December 31, 2022 (including updates through June 30, 2023)

Effective December 1, 2018 (December 15, 2020 for the Loomis Sayles International Growth Fund), the Funds adopted a liquidity risk management program (the “Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Rule”). The Rule requires registered open-end funds, including mutual funds and exchange-traded funds to establish liquidity risk management programs in order to effectively manage fund liquidity and mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The Rule requires the Funds to assess, manage and review their liquidity risk considering applicable factors during normal and foreseeable stressed conditions. In fulfilling this requirement, each Fund assesses and reviews (where applicable and amongst other matters) its investment strategy, portfolio holdings, possible investment concentrations, use of derivatives, short-term and long-term cash flow projections, use of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Each Program has established a Program Administrator (“Administrator”) which is the adviser or sub-adviser of the Fund.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

Each Fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. If a Fund does not hold a majority of highly liquid investments in its portfolio, then the Fund is required to establish a highly liquid investment minimum (“HLIM”). None of the Funds has established an HLIM.

During the period from January 1, 2022 to December 31, 2022, there were no material changes to the Programs and no material events that impacted the operation of the Funds’ Programs. During the period, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any illiquid security violations.

During the period January 1, 2023 through June 30, 2023, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any illiquid security violations.

Annual Program Assessment and Conclusion

In the opinion of the Program Administrators, the Program of each Fund approved by the Funds’ Board is operating effectively. The Program Administrators have also monitored, assessed and managed each Fund’s liquidity risk regularly throughout the period.

Pursuant to the Rule’s requirements, the Board has received and reviewed a written report prepared by each Fund’s Program Administrator that addressed the operation of the Programs, assessed their adequacy and effectiveness and described any material changes made to the Programs.

|  16

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles International Growth Fund

Shares	Description	Value (†)
Common Stocks — 97.4% of Net Assets
	Australia — 7.3%
41,038	WiseTech Global Ltd.	$2,201,206

	Belgium — 1.9%
10,059	Anheuser-Busch InBev SA	570,118

	Brazil — 9.4%
389,250	Ambev SA, ADR	1,237,815
1,324	MercadoLibre, Inc.(a)	1,568,410

		2,806,225

	Canada — 2.9%
13,492	Shopify, Inc., Class A(a)	871,583

	China — 24.7%
4,275	Alibaba Group Holding Ltd., ADR(a)(b)	356,321
5,210	Baidu, Inc., ADR(a)(b)	713,301
70,200	Budweiser Brewing Co. APAC Ltd.	181,654
571,000	Dali Foods Group Co. Ltd.	255,433
4,000	Kweichow Moutai Co. Ltd., Class A	931,679
4,513	NXP Semiconductors NV	923,721
30,200	Tencent Holdings Ltd.(b)	1,280,515
30,161	Trip.com Group Ltd., ADR(a)(b)	1,055,635
50,648	Vipshop Holdings Ltd., ADR(a)(b)	835,692
15,284	Yum China Holdings, Inc.	863,546

		7,397,497

	Denmark — 5.5%
10,296	Novo Nordisk AS, Class B	1,663,213

	France — 4.9%
3,100	EssilorLuxottica SA	584,568
7,894	Sodexo SA	869,266

		1,453,834

	Germany — 3.2%
6,937	SAP SE	947,646

	Japan — 4.3%
30,200	FANUC Corp.	1,060,190
6,500	Unicharm Corp.	241,702

		1,301,892

	Macau — 0.9%
44,000	Galaxy Entertainment Group Ltd.(a)	280,312

	Netherlands — 3.7%
633	Adyen NV(a)	1,096,146

	Switzerland — 4.8%
8,178	CRISPR Therapeutics AG(a)	459,113
9,599	Novartis AG, (Registered)	967,765

		1,426,878

	United Kingdom — 6.2%
8,068	Diageo PLC	346,851
11,862	Reckitt Benckiser Group PLC	891,438
12,106	Unilever PLC	630,988

		1,869,277

	United States — 17.7%
9,176	Block, Inc.(a)	610,847
17,315	Doximity, Inc., Class A(a)	589,056
22,283	Experian PLC	855,243
8,521	Nestle SA, (Registered)	1,025,004
3,218	Roche Holding AG	983,002
4,773	Tesla, Inc.(a)	1,249,428

		5,312,580

	Total Common Stocks (Identified Cost $30,186,743)	29,198,407

Principal Amount	Description	Value (†)
Short-Term Investments — 2.3%
$699,162	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2023 at 2.300% to be repurchased at $699,296 on 7/03/2023 collateralized by $824,800 U.S. Treasury Note, 0.500% due 5/31/2027 valued at $713,146 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $699,162)	$699,162

	Total Investments — 99.7% (Identified Cost $30,885,905)	29,897,569
	Other assets less liabilities — 0.3%	83,875

	Net Assets — 100.0%	$29,981,444

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Security invests in variable interest entities based in China.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at June 30, 2023 (Unaudited)

Pharmaceuticals	12.0%
Beverages	10.8
Software	10.5
Hotels, Restaurants & Leisure	10.2
Broadline Retail	9.3
Interactive Media & Services	6.7
Financial Services	5.7
Food Products	4.2
Automobiles	4.2
Household Products	3.8
Machinery	3.5
Semiconductors & Semiconductor Equipment	3.1
IT Services	2.9
Professional Services	2.8
Personal Care Products	2.1
Health Care Technology	2.0
Health Care Equipment & Supplies	2.0
Biotechnology	1.6
Short-Term Investments	2.3

Total Investments	99.7
Other assets less liabilities	0.3

Net Assets	100.0%

Currency Exposure Summary at June 30, 2023 (Unaudited)

United States Dollar	40.3%
Euro	15.8
Swiss Franc	9.9
Australian Dollar	7.3
British Pound	6.9
Hong Kong Dollar	6.6
Danish Krone	5.5
Japanese Yen	4.3
Yuan Renminbi	3.1

Total Investments	99.7
Other assets less liabilities	0.3

Net Assets	100.0%

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Natixis Oakmark Fund

Shares	Description	Value (†)
Common Stocks – 94.1% of Net Assets
	Automobile Components – 2.8%
146,367	BorgWarner, Inc.	$7,158,810
75,687	Magna International, Inc.	4,271,774

		11,430,584

	Automobiles – 2.4%
252,860	General Motors Co.	9,750,282

	Banks – 9.6%
305,636	Bank of America Corp.	8,768,697
164,618	Citigroup, Inc.	7,579,013
4,560	First Citizens BancShares, Inc., Class A	5,852,532
200,200	Truist Financial Corp.	6,076,070
264,004	Wells Fargo & Co.	11,267,690

		39,544,002

	Broadline Retail – 3.3%
67,900	Amazon.com, Inc.(a)	8,851,444
104,065	eBay, Inc.	4,650,665

		13,502,109

	Building Products – 3.7%
6,369	Carlisle Cos., Inc.	1,633,840
89,600	Fortune Brands Innovations, Inc.	6,446,720
124,300	Masco Corp.	7,132,334

		15,212,894

	Capital Markets – 14.0%
161,582	Bank of New York Mellon Corp.	7,193,631
150,239	Charles Schwab Corp.	8,515,546
20,898	Goldman Sachs Group, Inc.	6,740,441
87,266	Intercontinental Exchange, Inc.	9,868,039
208,810	KKR & Co., Inc.	11,693,360
15,521	Moody’s Corp.	5,396,962
112,266	State Street Corp.	8,215,626

		57,623,605

	Chemicals – 1.0%
35,666	Celanese Corp.	4,130,123

	Consumer Finance – 6.9%
328,654	Ally Financial, Inc.	8,876,944
35,373	American Express Co.	6,161,977
122,406	Capital One Financial Corp.	13,387,544

		28,426,465

	Consumer Staples Distribution & Retail – 1.6%
136,700	Kroger Co.	6,424,900

	Electronic Equipment, Instruments & Components – 1.1%
33,365	TE Connectivity Ltd.	4,676,438

	Entertainment – 2.4%
35,300	Walt Disney Co.(a)	3,151,584
522,500	Warner Bros. Discovery, Inc.(a)	6,552,150

		9,703,734

	Financial Services – 3.2%
69,069	Fiserv, Inc.(a)	8,713,054
43,900	Global Payments, Inc.	4,325,028

		13,038,082

	Health Care Equipment & Supplies – 0.2%
20,108	Baxter International, Inc.	916,120

	Health Care Providers & Services – 1.2%
16,119	HCA Healthcare, Inc.	4,891,794

	Hotels, Restaurants & Leisure – 2.0%
1,673	Booking Holdings, Inc.(a)	4,517,652
25,728	Hilton Worldwide Holdings, Inc.	3,744,711

		8,262,363

	Household Durables – 1.7%
91,700	PulteGroup, Inc.	7,123,256

	Insurance – 4.6%
148,635	American International Group, Inc.	8,552,458
22,737	Reinsurance Group of America, Inc.	3,153,395
29,663	Willis Towers Watson PLC	6,985,636

		18,691,489

	Interactive Media & Services – 6.7%
122,220	Alphabet, Inc., Class A(a)	14,629,734
25,466	Meta Platforms, Inc., Class A(a)	7,308,233
209,100	Pinterest, Inc., Class A(a)	5,716,794

		27,654,761

	Life Sciences Tools & Services – 0.9%
16,162	IQVIA Holdings, Inc.(a)	3,632,733

	Machinery – 2.4%
36,649	PACCAR, Inc.	3,065,689
17,800	Parker-Hannifin Corp.	6,942,712

		10,008,401

	Media – 5.3%
21,374	Charter Communications, Inc., Class A(a)	7,852,167
233,142	Comcast Corp., Class A	9,687,050
49,600	Liberty Broadband Corp., Class C(a)	3,973,456

		21,512,673

	Oil, Gas & Consumable Fuels – 6.6%
205,972	APA Corp.	7,038,063
104,530	ConocoPhillips	10,830,353
80,860	EOG Resources, Inc.	9,253,619

		27,122,035

	Professional Services – 1.4%
24,300	Equifax, Inc.	5,717,790

	Real Estate Management & Development – 2.2%
111,918	CBRE Group, Inc., Class A(a)	9,032,902

	Software – 5.1%
67,300	Oracle Corp.	8,014,757
34,600	Salesforce, Inc.(a)	7,309,596
24,780	Workday, Inc., Class A(a)	5,597,554

		20,921,907

	Tobacco – 1.8%
161,314	Altria Group, Inc.	7,307,524

	Total Common Stocks (Identified Cost $343,422,159)	386,258,966

Principal Amount
Short-Term Investments – 2.6%
$10,430,365	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2023 at 2.300% to be repurchased at $10,432,365 on 7/03/2023 collateralized by $11,298,300 U.S. Treasury Note, 2.625% due 5/31/2027 valued at $10,638,974 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $10,430,365)	10,430,365

	Total Investments – 96.7% (Identified Cost $353,852,524)	396,689,331
	Other assets less liabilities – 3.3%	13,691,715

	Net Assets – 100.0%	$410,381,046

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Natixis Oakmark Fund – (continued)

Industry Summary at June 30, 2023 (Unaudited)

Capital Markets	14.0%
Banks	9.6
Consumer Finance	6.9
Interactive Media & Services	6.7
Oil, Gas & Consumable Fuels	6.6
Media	5.3
Software	5.1
Insurance	4.6
Building Products	3.7
Broadline Retail	3.3
Financial Services	3.2
Automobile Components	2.8
Machinery	2.4
Automobiles	2.4
Entertainment	2.4
Real Estate Management & Development	2.2
Hotels, Restaurants & Leisure	2.0
Other Investments, less than 2% each	10.9
Short-Term Investments	2.6

Total Investments	96.7
Other assets less liabilities	3.3

Net Assets	100.0%

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Natixis Oakmark International Fund

Shares	Description	Value (†)
Common Stocks — 94.3% of Net Assets
	Australia — 0.2%
66,720	Orica Ltd.	$660,978

	Belgium — 1.6%
110,300	Anheuser-Busch InBev SA	6,251,521

	Canada — 1.9%
161,400	Open Text Corp.	6,713,070
12,699	Restaurant Brands International, Inc.	984,427

		7,697,497

	China — 4.4%
747,300	Alibaba Group Holding Ltd.(a)	7,779,264
106,975	Prosus NV	7,834,220
122,808	Vipshop Holdings Ltd., ADR(a)	2,026,332

		17,639,816

	Denmark — 1.0%
19,600	DSV AS	4,116,812

	France — 16.0%
203,205	Accor SA	7,561,549
192,791	BNP Paribas SA	12,166,261
38,800	Capgemini SE	7,346,492
84,600	Danone SA	5,184,580
53,063	Edenred	3,554,391
14,610	Kering SA	8,067,630
68,198	Publicis Groupe SA	5,473,315
282,725	Valeo SA	6,075,556
229,651	Worldline SA(a)	8,409,825

		63,839,599

	Germany — 26.4%
32,600	Adidas AG	6,328,574
38,710	Allianz SE, (Registered)	9,016,480
182,030	Bayer AG, (Registered)	10,076,277
73,200	Bayerische Motoren Werke AG	9,004,116
45,400	Brenntag SE	3,542,020
120,073	Continental AG	9,071,564
232,107	Daimler Truck Holding AG	8,365,630
178,400	Fresenius Medical Care AG & Co. KGaA	8,525,935
313,000	Fresenius SE & Co. KGaA	8,681,608
65,702	Henkel AG & Co. KGaA	4,625,038
149,014	Mercedes-Benz Group AG, (Registered)	11,994,331
50,800	SAP SE	6,939,658
38,600	Siemens AG, (Registered)	6,434,654
385,000	thyssenkrupp AG	3,015,489

		105,621,374

	Hong Kong — 1.8%
508,400	Prudential PLC	7,180,329

	India — 0.8%
263,075	Axis Bank Ltd.	3,174,355

	Indonesia — 0.1%
1,283,000	Bank Mandiri Persero Tbk PT	446,493

	Ireland — 1.8%
66,938	Ryanair Holdings PLC, ADR(a)	7,403,343

	Italy — 2.7%
4,115,000	Intesa Sanpaolo SpA	10,788,504

	Japan — 3.3%
33,400	Fujitsu Ltd.	4,324,725
179,000	Komatsu Ltd.	4,841,594
121,100	Recruit Holdings Co. Ltd.	3,864,945

		13,031,264

	Korea — 2.0%
55,950	NAVER Corp.	7,832,153

	Luxembourg — 1.0%
64,100	Eurofins Scientific SE	$4,073,418

	Netherlands — 2.7%
37,300	Akzo Nobel NV	3,049,393
85,544	EXOR NV	7,636,900

		10,686,293

	Spain — 1.6%
82,430	Amadeus IT Group SA(a)	6,277,075

	Sweden — 3.5%
109,600	Sandvik AB	2,139,851
348,403	SKF AB, B Shares	6,071,097
274,700	Volvo AB, B Shares	5,684,919

		13,895,867

	Switzerland — 6.2%
3,700	Cie Financiere Richemont SA, Class A (Registered)	628,512
1,170,680	Glencore PLC	6,637,612
93,821	Holcim AG, (Registered)	6,324,209
52,300	Novartis AG, (Registered)	5,272,855
11,700	Schindler Holding AG	2,747,237
10,799	Swatch Group AG	3,157,542

		24,767,967

	United Kingdom — 14.1%
77,800	Ashtead Group PLC	5,393,939
735,892	CNH Industrial NV	10,613,486
120,100	Compass Group PLC	3,363,173
355,777	Informa PLC	3,284,948
218,963	Liberty Global PLC, Class A(a)	3,691,716
22,232,800	Lloyds Banking Group PLC	12,324,716
41,600	Reckitt Benckiser Group PLC	3,126,272
1,340,482	Schroders PLC	7,457,940
96,200	Smiths Group PLC	2,012,671
502,700	WPP PLC	5,269,196

		56,538,057

	United States — 1.2%
15,890	Roche Holding AG	4,853,917

	Total Common Stocks (Identified Cost $345,999,403)	376,776,632

Preferred Stocks — 1.6%
	Korea — 1.6%
145,900	Samsung Electronics Co. Ltd., 1.822%, (KRW) (Identified Cost $7,968,900)	6,620,835

Principal Amount
Short-Term Investments — 3.1%
$12,272,396	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2023 at 2.300% to be repurchased at $12,274,749 on 7/03/2023 collateralized by $13,293,700 U.S. Treasury Note, 2.625% due 5/31/2027 valued at $12,517,931 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $12,272,396)	12,272,396

	Total Investments — 99.0% (Identified Cost $366,240,699)	395,669,863
	Other assets less liabilities – 1.0%	3,992,355

	Net Assets — 100.0%	$399,662,218

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Natixis Oakmark International Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
KRW	South Korean Won

Industry Summary at June 30, 2023 (Unaudited)

Machinery	10.2%
Banks	9.8
Automobiles	5.2
Pharmaceuticals	5.0
Financial Services	4.9
Hotels, Restaurants & Leisure	4.5
Textiles, Apparel & Luxury Goods	4.5
Broadline Retail	4.4
Health Care Providers & Services	4.3
Insurance	4.1
Automobile Components	3.8
Media	3.5
Software	3.4
IT Services	2.9
Metals & Mining	2.4
Trading Companies & Distributors	2.2
Industrial Conglomerates	2.1
Interactive Media & Services	2.0
Household Products	2.0
Other Investments, less than 2% each	14.7
Short-Term Investments	3.1

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

Currency Exposure Summary at June 30, 2023 (Unaudited)

Euro	56.7%
British Pound	14.0
United States Dollar	6.5
Swiss Franc	5.7
South Korean Won	3.6
Swedish Krona	3.5
Japanese Yen	3.3
Other, less than 2% each	5.7

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Natixis U.S. Equity Opportunities Fund

Shares	Description	Value (†)
Common Stocks — 95.5% of Net Assets
	Aerospace & Defense — 2.1%
87,477	Boeing Co.(a)	$18,471,643

	Air Freight & Logistics — 0.6%
45,085	Expeditors International of Washington, Inc.	5,461,146

	Automobile Components — 0.4%
96,569	Mobileye Global, Inc., Class A(a)	3,710,181

	Automobiles — 3.9%
411,300	General Motors Co.	15,859,728
69,098	Tesla, Inc.(a)	18,087,784

		33,947,512

	Banks — 3.8%
286,105	Citigroup, Inc.	13,172,274
471,900	Wells Fargo & Co.	20,140,692

		33,312,966

	Beverages — 2.3%
12,368	Boston Beer Co., Inc., Class A(a)	3,814,786
291,655	Monster Beverage Corp.(a)	16,752,663

		20,567,449

	Biotechnology — 2.5%
51,495	Alnylam Pharmaceuticals, Inc.(a)	9,780,960
58,260	CRISPR Therapeutics AG(a)	3,270,716
11,914	Regeneron Pharmaceuticals, Inc.(a)	8,560,686

		21,612,362

	Broadline Retail — 4.6%
46,738	Alibaba Group Holding Ltd., ADR(a)	3,895,613
281,648	Amazon.com, Inc.(a)	36,715,633

		40,611,246

	Building Products — 1.4%
220,600	Masco Corp.	12,658,028

	Capital Markets — 10.6%
256,545	Charles Schwab Corp.	14,540,971
14,236	FactSet Research Systems, Inc.	5,703,653
36,400	Goldman Sachs Group, Inc.	11,740,456
148,900	Intercontinental Exchange, Inc.	16,837,612
363,000	KKR & Co., Inc.	20,328,000
11,777	MSCI, Inc.	5,526,828
88,854	SEI Investments Co.	5,297,476
178,700	State Street Corp.	13,077,266

		93,052,262

	Consumer Finance — 4.4%
568,400	Ally Financial, Inc.	15,352,484
210,985	Capital One Financial Corp.	23,075,429

		38,427,913

	Consumer Staples Distribution & Retail — 1.0%
196,700	Kroger Co.	9,244,900

	Entertainment — 4.3%
40,784	Netflix, Inc.(a)	17,964,944
91,579	Walt Disney Co.(a)	8,176,173
890,100	Warner Bros. Discovery, Inc.(a)	11,161,854

		37,302,971

	Financial Services — 4.6%
68,506	Block, Inc.(a)	4,560,445
119,100	Fiserv, Inc.(a)	15,024,465
63,975	PayPal Holdings, Inc.(a)	4,269,052
69,782	Visa, Inc., Class A	16,571,829

		40,425,791

	Health Care Equipment & Supplies — 0.5%
13,399	Intuitive Surgical, Inc.(a)	4,581,654

	Health Care Providers & Services — 1.0%
28,000	HCA Healthcare, Inc.	8,497,440

	Health Care Technology — 1.6%
217,096	Doximity, Inc., Class A(a)	7,385,606
32,963	Veeva Systems, Inc., Class A(a)	6,517,774

		13,903,380

	Hotels, Restaurants & Leisure — 2.0%
76,152	Starbucks Corp.	7,543,617
95,952	Yum China Holdings, Inc.	5,421,288
30,280	Yum! Brands, Inc.	4,195,294

		17,160,199

	Insurance — 1.4%
52,100	Willis Towers Watson PLC	12,269,550

	Interactive Media & Services — 9.9%
331,947	Alphabet, Inc., Class A(a)	39,734,056
39,520	Alphabet, Inc., Class C(a)	4,780,734
148,651	Meta Platforms, Inc., Class A(a)	42,659,864

		87,174,654

	IT Services — 0.7%
93,815	Shopify, Inc., Class A(a)	6,060,449

	Life Sciences Tools & Services — 0.7%
33,581	Illumina, Inc.(a)	6,296,102

	Machinery — 1.7%
7,406	Deere & Co.	3,000,837
31,200	Parker-Hannifin Corp.	12,169,248

		15,170,085

	Media — 3.9%
50,810	Charter Communications, Inc., Class A(a)	18,666,070
370,180	Comcast Corp., Class A	15,380,979

		34,047,049

	Oil, Gas & Consumable Fuels — 5.3%
364,541	APA Corp.	12,456,366
169,600	ConocoPhillips	17,572,256
142,838	EOG Resources, Inc.	16,346,381

		46,375,003

	Pharmaceuticals — 1.6%
36,053	Novartis AG, ADR	3,638,108
36,675	Novo Nordisk AS, ADR	5,935,116
108,976	Roche Holding AG, ADR	4,162,883

		13,736,107

	Real Estate Management & Development — 1.8%
193,600	CBRE Group, Inc., Class A(a)	15,625,456

	Semiconductors & Semiconductor Equipment — 4.3%
74,093	NVIDIA Corp.	31,342,821
54,405	QUALCOMM, Inc.	6,476,371

		37,819,192

	Software — 11.0%
55,860	Autodesk, Inc.(a)	11,429,515
37,221	Microsoft Corp.	12,675,239
276,438	Oracle Corp.	32,921,001
98,702	Salesforce, Inc.(a)	20,851,785
80,543	Workday, Inc., Class A(a)	18,193,858

		96,071,398

	Textiles, Apparel & Luxury Goods — 0.3%
357,738	Under Armour, Inc., Class A(a)	2,582,868

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Natixis U.S. Equity Opportunities Fund – (continued)

Shares	Description	Value (†)
	Tobacco — 1.3%
247,200	Altria Group, Inc.	$11,198,160

	Total Common Stocks (Identified Cost $604,792,826)	837,375,116

Principal Amount
Short-Term Investments — 3.0%
$25,958,224	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2023 at 2.300% to be repurchased at $25,963,200 on 7/03/2023 collateralized by $24,619,600 U.S. Treasury Note, 0.500% due 5/31/2027 valued at $21,286,810; $5,512,300 U.S. Treasury Note, 2.625% due 5/31/2027 valued at $5,190,623 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $25,958,224)	25,958,224

	Total Investments — 98.5% (Identified Cost $630,751,050)	863,333,340
	Other assets less liabilities — 1.5%	13,203,788

	Net Assets — 100.0%	$876,537,128

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at June 30, 2023 (Unaudited)

Software	11.0%
Capital Markets	10.6
Interactive Media & Services	9.9
Oil, Gas & Consumable Fuels	5.3
Broadline Retail	4.6
Financial Services	4.6
Consumer Finance	4.4
Semiconductors & Semiconductor Equipment	4.3
Entertainment	4.3
Media	3.9
Automobiles	3.9
Banks	3.8
Biotechnology	2.5
Beverages	2.3
Aerospace & Defense	2.1
Hotels, Restaurants & Leisure	2.0
Other Investments, less than 2% each	16.0
Short-Term Investments	3.0

Total Investments	98.5
Other assets less liabilities	1.5

Net Assets	100.0%

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Vaughan Nelson Mid Cap Fund

Shares	Description	Value (†)
Common Stocks — 95.8% of Net Assets
	Aerospace & Defense — 1.2%
15,450	Axon Enterprise, Inc.(a)	$3,014,604

	Banks — 0.6%
57,700	Bank of NT Butterfield & Son Ltd.	1,578,672

	Building Products — 1.1%
10,850	Allegion PLC	1,302,217
45,350	AZEK Co., Inc.(a)	1,373,651

		2,675,868

	Capital Markets — 9.9%
7,505	Ares Management Corp., Class A	723,107
154,482	Brightsphere Investment Group, Inc.	3,236,398
28,210	Cboe Global Markets, Inc.	3,893,262
17,735	FactSet Research Systems, Inc.	7,105,528
3,815	MSCI, Inc.	1,790,341
129,825	Nasdaq, Inc.	6,471,776
9,897	Raymond James Financial, Inc.	1,027,012

		24,247,424

	Chemicals — 1.8%
38,405	Axalta Coating Systems Ltd.(a)	1,260,068
19,295	FMC Corp.	2,013,240
12,855	LyondellBasell Industries NV, Class A	1,180,475

		4,453,783

	Commercial Services & Supplies — 4.4%
70,180	Republic Services, Inc.	10,749,471

	Communications Equipment — 3.4%
28,805	Motorola Solutions, Inc.	8,447,930

	Construction & Engineering — 1.6%
84,660	WillScot Mobile Mini Holdings Corp.(a)	4,045,901

	Construction Materials — 2.2%
24,020	Vulcan Materials Co.	5,415,069

	Consumer Staples Distribution & Retail — 2.6%
104,395	Performance Food Group Co.(a)	6,288,755

	Containers & Packaging — 1.4%
6,445	Avery Dennison Corp.	1,107,251
25,990	Crown Holdings, Inc.	2,257,751

		3,365,002

	Diversified Consumer Services — 0.7%
16,170	Grand Canyon Education, Inc.(a)	1,668,906

	Electric Utilities — 4.7%
112,495	Alliant Energy Corp.	5,903,737
98,080	Evergy, Inc.	5,729,834

		11,633,571

	Electrical Equipment — 3.7%
31,590	AMETEK, Inc.	5,113,789
4,035	Hubbell, Inc.	1,337,844
52,010	nVent Electric PLC	2,687,357

		9,138,990

	Electronic Equipment, Instruments & Components — 1.6%
9,415	CDW Corp.	1,727,653
13,385	Keysight Technologies, Inc.(a)	2,241,318

		3,968,971

	Financial Services — 0.3%
8,912	Apollo Global Management, Inc.	684,531

	Health Care Equipment & Supplies — 2.8%
9,320	Cooper Cos., Inc.	3,573,567
39,780	Hologic, Inc.(a)	3,220,987

		6,794,554

	Health Care Providers & Services — 4.6%
58,265	AmerisourceBergen Corp.	11,211,934

	Hotels, Restaurants & Leisure — 0.5%
29,585	Aramark	1,273,634

	Household Products — 2.4%
57,640	Church & Dwight Co., Inc.	5,777,257

	Independent Power & Renewable Electricity Producers — 1.9%
181,710	Vistra Corp.	4,769,887

	Insurance — 6.6%
53,040	Allstate Corp.	5,783,482
26,895	Arthur J Gallagher & Co.	5,905,335
32,150	Reinsurance Group of America, Inc.	4,458,883

		16,147,700

	Life Sciences Tools & Services — 3.0%
8,225	Agilent Technologies, Inc.	989,056
61,485	Avantor, Inc.(a)	1,262,902
22,867	IQVIA Holdings, Inc.(a)	5,139,816

		7,391,774

	Machinery — 2.4%
23,080	Crane Co.	2,056,890
42,595	Otis Worldwide Corp.	3,791,381

		5,848,271

	Media — 1.0%
14,980	Nexstar Media Group, Inc.	2,494,919

	Metals & Mining — 0.5%
74,465	Constellium SE(a)	1,280,798

	Mortgage Real Estate Investment Trusts (REITs) — 1.7%
437,915	Rithm Capital Corp.	4,094,505

	Multi-Utilities — 7.0%
69,245	Ameren Corp.	5,655,239
97,920	CMS Energy Corp.	5,752,800
65,085	WEC Energy Group, Inc.	5,743,101

		17,151,140

	Oil, Gas & Consumable Fuels — 3.0%
18,830	Diamondback Energy, Inc.	2,473,509
18,200	Hess Corp.	2,474,290
11,480	Pioneer Natural Resources Co.	2,378,426

		7,326,225

	Professional Services — 8.3%
19,735	CACI International, Inc., Class A(a)	6,726,477
4,535	Equifax, Inc.	1,067,086
76,000	Maximus, Inc.	6,422,760
101,550	SS&C Technologies Holdings, Inc.	6,153,930

		20,370,253

	Semiconductors & Semiconductor Equipment — 1.2%
5,600	Monolithic Power Systems, Inc.	3,025,288

	Software — 3.1%
18,170	Tyler Technologies, Inc.(a)	7,567,260

	Specialty Retail — 4.1%
2,962	AutoZone, Inc.(a)	7,385,332
5,440	Ulta Beauty, Inc.(a)	2,560,037

		9,945,369

	Textiles, Apparel & Luxury Goods — 0.5%
22,610	Skechers USA, Inc., Class A(a)	1,190,643

	Total Common Stocks (Identified Cost $192,179,171)	235,038,859

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Vaughan Nelson Mid Cap Fund – (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 8.3%
$20,350,076	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2023 at 2.300% to be repurchased at $20,353,976 on 7/03/2023 collateralized by $22,043,500 U.S. Treasury Note, 2.625% due 5/31/2027 valued at $20,757,126 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $20,350,076)	$20,350,076

	Total Investments — 104.1% (Identified Cost $212,529,247)	255,388,935
	Other assets less liabilities — (4.1)%	(10,050,777)

	Net Assets — 100.0%	$245,338,158

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

REITs	Real Estate Investment Trusts

Industry Summary at June 30, 2023 (Unaudited)

Capital Markets	9.9%
Professional Services	8.3
Multi-Utilities	7.0
Insurance	6.6
Electric Utilities	4.7
Health Care Providers & Services	4.6
Commercial Services & Supplies	4.4
Specialty Retail	4.1
Electrical Equipment	3.7
Communications Equipment	3.4
Software	3.1
Life Sciences Tools & Services	3.0
Oil, Gas & Consumable Fuels	3.0
Health Care Equipment & Supplies	2.8
Consumer Staples Distribution & Retail	2.6
Machinery	2.4
Household Products	2.4
Construction Materials	2.2
Other Investments, less than 2% each	17.6
Short-Term Investments	8.3

Total Investments	104.1
Other assets less liabilities	(4.1)

Net Assets	100.0%

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Vaughan Nelson Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks – 90.2% of Net Assets
	Banks – 0.8%
29,920	Cadence Bank	$587,629
46,555	Old National Bancorp	648,977
23,320	United Bankshares, Inc.	691,904
35,350	United Community Banks, Inc.	883,396

		2,811,906

	Building Products – 1.4%
44,145	Advanced Drainage Systems, Inc.	5,022,818

	Capital Markets – 4.3%
96,675	Artisan Partners Asset Management, Inc., Class A	3,800,294
53,665	Cboe Global Markets, Inc.	7,406,307
82,775	Moelis & Co., Class A	3,753,018

		14,959,619

	Chemicals – 5.5%
177,480	Chemours Co.	6,547,237
573,930	Element Solutions, Inc.	11,019,456
118,290	Mativ Holdings, Inc.	1,788,545

		19,355,238

	Consumer Staples Distribution & Retail – 1.5%
89,520	Performance Food Group Co.(a)	5,392,685

	Electronic Equipment, Instruments & Components – 9.8%
54,215	Advanced Energy Industries, Inc.	6,042,262
120,990	Coherent Corp.(a)	6,168,070
64,330	Fabrinet(a)	8,355,180
94,110	Insight Enterprises, Inc.(a)	13,772,058

		34,337,570

	Energy Equipment & Services – 1.0%
292,250	Patterson-UTI Energy, Inc.	3,498,233

	Gas Utilities – 2.8%
72,390	Southwest Gas Holdings, Inc.	4,607,624
83,560	Spire, Inc.	5,301,046

		9,908,670

	Ground Transportation – 3.0%
35,625	Landstar System, Inc.	6,859,237
10,970	Saia, Inc.(a)	3,756,238

		10,615,475

	Health Care Providers & Services – 3.5%
36,645	Amedisys, Inc.(a)	3,350,819
23,275	AMN Healthcare Services, Inc.(a)	2,539,768
79,795	Tenet Healthcare Corp.(a)	6,493,717

		12,384,304

	Hotels, Restaurants & Leisure – 4.4%
182,710	Bally’s Corp.(a)	2,842,968
317,430	Everi Holdings, Inc.(a)	4,590,038
255,899	International Game Technology PLC	8,160,619

		15,593,625

	Household Durables – 3.9%
58,805	Installed Building Products, Inc.	8,242,109
22,610	Meritage Homes Corp.	3,216,724
36,995	Skyline Champion Corp.(a)	2,421,323

		13,880,156

	Industrial REITs – 1.8%
171,685	STAG Industrial, Inc.	6,160,058

	Insurance – 3.0%
99,880	First American Financial Corp.	5,695,158
51,195	Selective Insurance Group, Inc.	4,912,160

		10,607,318

	Life Sciences Tools & Services – 1.3%
219,565	Avantor, Inc.(a)	$4,509,865

	Machinery – 5.7%
32,445	Alamo Group, Inc.	5,966,960
63,115	Federal Signal Corp.	4,041,253
61,785	Franklin Electric Co., Inc.	6,357,677
19,985	Watts Water Technologies, Inc., Class A	3,671,844

		20,037,734

	Marine Transportation – 2.0%
91,985	Kirby Corp.(a)	7,078,246

	Media – 2.0%
215,405	Gray Television, Inc.	1,697,391
322,925	TEGNA, Inc.	5,244,302

		6,941,693

	Mortgage Real Estate Investment Trusts (REITs) – 2.3%
316,045	MFA Financial, Inc.	3,552,346
166,920	PennyMac Mortgage Investment Trust	2,250,081
176,610	Two Harbors Investment Corp.	2,451,347

		8,253,774

	Office REITs – 1.0%
164,145	Equity Commonwealth	3,325,578

	Oil, Gas & Consumable Fuels – 4.3%
61,325	Antero Resources Corp.(a)	1,412,315
17,090	Chord Energy Corp.	2,628,442
78,380	Comstock Resources, Inc.	909,208
71,275	Murphy Oil Corp.	2,729,832
69,070	PDC Energy, Inc.	4,913,640
235,475	Permian Resources Corp.	2,580,806

		15,174,243

	Personal Care Products – 0.6%
180,380	Coty, Inc., Class A(a)	2,216,870

	Professional Services – 3.7%
60,920	ASGN, Inc.(a)	4,607,380
23,765	ExlService Holdings, Inc.(a)	3,589,941
79,320	Kforce, Inc.	4,970,191

		13,167,512

	Semiconductors & Semiconductor Equipment – 6.9%
120,385	Ichor Holdings Ltd.(a)	4,514,438
52,160	MKS Instruments, Inc.	5,638,496
156,820	Rambus, Inc.(a)	10,063,139
103,630	Ultra Clean Holdings, Inc.(a)	3,985,610

		24,201,683

	Specialized REITs – 1.6%
160,815	National Storage Affiliates Trust	5,601,186

	Specialty Retail – 1.1%
11,735	RH(a)	3,867,739

	Textiles, Apparel & Luxury Goods – 2.0%
115,815	Capri Holdings Ltd.(a)	4,156,600
206,145	Wolverine World Wide, Inc.	3,028,270

		7,184,870

	Trading Companies & Distributors – 9.0%
85,000	Beacon Roofing Supply, Inc.(a)	7,053,300
213,095	Core & Main, Inc., Class A(a)	6,678,397
82,115	GATX Corp.	10,571,485
67,200	Rush Enterprises, Inc., Class A	4,081,728
8,730	Watsco, Inc.	3,330,233

		31,715,143

	Total Common Stocks (Identified Cost $277,628,528)	317,803,811

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of June 30, 2023

Vaughan Nelson Small Cap Value Fund – (continued)

Shares	Description	Value (†)
Exchange-Traded Funds – 4.6%
114,675	iShares® Russell 2000 Value Index ETF (Identified Cost $15,338,316)	$16,146,240

Principal Amount
Short-Term Investments – 5.2%
$18,469,682	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2023 at 2.300% to be repurchased at $18,473,222 on 7/03/2023 collateralized by $20,006,600 U.S. Treasury Note, 2.625% due 5/31/2027 valued at $18,839,091 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $18,469,682)	18,469,682

	Total Investments – 100.0% (Identified Cost $311,436,526)	352,419,733
	Other assets less liabilities – (0.0)%	(35,088)

	Net Assets – 100.0%	$352,384,645

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trusts

Industry Summary at June 30, 2023 (Unaudited)

Electronic Equipment, Instruments & Components	9.8%
Trading Companies & Distributors	9.0
Semiconductors & Semiconductor Equipment	6.9
Machinery	5.7
Chemicals	5.5
Hotels, Restaurants & Leisure	4.4
Oil, Gas & Consumable Fuels	4.3
Capital Markets	4.3
Household Durables	3.9
Professional Services	3.7
Health Care Providers & Services	3.5
Ground Transportation	3.0
Insurance	3.0
Gas Utilities	2.8
Mortgage Real Estate Investment Trusts (REITs)	2.3
Textiles, Apparel & Luxury Goods	2.0
Marine Transportation	2.0
Media	2.0
Other Investments, less than 2% each	12.1
Short-Term Investments	5.2
Exchange-Traded Funds	4.6

Total Investments	100.0
Other assets less liabilities	(0.0)*

Net Assets	100.0%

*	Less than 0.1%

See accompanying notes to financial statements.

27  |

Statements of Assets and Liabilities

June 30, 2023 (Unaudited)

	International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	Natixis U.S. Equity Opportunities Fund
ASSETS
Investments at cost	$30,885,905	$353,852,524	$366,240,699	$630,751,050
Net unrealized appreciation (depreciation)	(988,336)	42,836,807	29,429,164	232,582,290

Investments at value	29,897,569	396,689,331	395,669,863	863,333,340
Cash	—	—	—	5,270
Foreign currency at value (identified cost $58,836, $0, $1,378 and $0, respectively)	58,953	—	1,366	—
Receivable for Fund shares sold	—	1,265,213	410,227	11,335,973
Receivable for securities sold	—	19,125,213	1,010,662	18,580,403
Dividends and interest receivable	13,157	309,740	223,848	501,389
Tax reclaims receivable	73,811	—	4,771,965	507,057
Prepaid expenses (Note 7)	292	419	421	564

TOTAL ASSETS	30,043,782	417,389,916	402,088,352	894,263,996

LIABILITIES
Payable for securities purchased	—	5,550,431	1,581,345	16,119,089
Payable for Fund shares redeemed	—	169,457	242,020	413,751
Foreign taxes payable (Note 2)	—	—	107,720	—
Management fees payable (Note 5)	9,075	210,485	211,322	493,409
Deferred Trustees’ fees (Note 5)	7,855	976,928	132,999	525,912
Administrative fees payable (Note 5)	1,132	15,494	14,950	32,533
Payable to distributor (Note 5d)	38	2,418	7,381	3,380
Audit and tax services fees payable	24,370	23,371	24,319	23,912
Other accounts payable and accrued expenses	19,868	60,286	104,078	114,882

TOTAL LIABILITIES	62,338	7,008,870	2,426,134	17,726,868

NET ASSETS	$29,981,444	$410,381,046	$399,662,218	$876,537,128

NET ASSETS CONSIST OF:
Paid-in capital	$31,630,692	$367,301,234	$509,050,024	$609,709,311
Accumulated earnings (loss)	(1,649,248)	43,079,812	(109,387,806)	266,827,817

NET ASSETS	$29,981,444	$410,381,046	$399,662,218	$876,537,128

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$147,148	$221,649,668	$145,004,902	$576,962,428

Shares of beneficial interest	15,994	8,756,368	9,836,771	16,058,630

Net asset value and redemption price per share	$9.20	$25.31	$14.74	$35.93

Offering price per share (100/94.25 of net asset value) (Note 1)	$9.76	$26.85	$15.64	$38.12

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$921	$51,903,292	$35,882,795	$30,466,483

Shares of beneficial interest	101	2,649,108	2,485,673	2,042,230

Net asset value and offering price per share	$9.08 *	$19.59	$14.44	$14.92

Class N shares:
Net assets	$25,061,455	$575,755	$247,305	$207,869

Shares of beneficial interest	2,717,489	20,951	16,829	4,441

Net asset value, offering and redemption price per share	$9.22	$27.48	$14.70	$46.80	*

Class Y shares:
Net assets	$4,771,920	$136,252,331	$218,527,216	$268,900,348

Shares of beneficial interest	517,586	4,974,520	14,882,654	5,764,849

Net asset value, offering and redemption price per share	$9.22	$27.39	$14.68	$46.64

*	Net asset value calculations have been determined utilizing fractional share and penny amounts.

See accompanying notes to financial statements.

|  28

Statements of Assets and Liabilities (continued)

June 30, 2023 (Unaudited)

	Vaughan Nelson Mid Cap Fund	Vaughan Nelson Small Cap Value Fund
ASSETS
Investments at cost	$212,529,247	$311,436,526
Net unrealized appreciation	42,859,688	40,983,207

Investments at value	255,388,935	352,419,733
Cash	4,902	—
Receivable for Fund shares sold	104,486	2,879,704
Dividends and interest receivable	244,715	250,433
Prepaid expenses (Note 7)	376	359

TOTAL ASSETS	255,743,414	355,550,229

LIABILITIES
Payable for securities purchased	9,883,998	2,440,852
Payable for Fund shares redeemed	10,433	222,190
Management fees payable (Note 5)	142,228	202,760
Deferred Trustees’ fees (Note 5)	293,541	230,446
Administrative fees payable (Note 5)	9,342	11,944
Payable to distributor (Note 5d)	2,049	759
Audit and tax services fees payable	24,104	23,393
Other accounts payable and accrued expenses	39,561	33,240

TOTAL LIABILITIES	10,405,256	3,165,584

NET ASSETS	$245,338,158	$352,384,645

NET ASSETS CONSIST OF:
Paid-in capital	$220,714,914	$314,613,332
Accumulated earnings	24,623,244	37,771,313

NET ASSETS	$245,338,158	$352,384,645

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$34,750,567	$100,035,703

Shares of beneficial interest	1,681,821	5,755,728

Net asset value and redemption price per share	$20.66	$17.38

Offering price per share (100/94.25 of net asset value) (Note 1)	$21.92	$18.44

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$6,237,366	$4,429,434

Shares of beneficial interest	335,339	731,738

Net asset value and offering price per share	$18.60	$6.05

Class N shares:
Net assets	$60,861,462	$2,011,211

Shares of beneficial interest	2,895,967	108,457

Net asset value, offering and redemption price per share	$21.02	$18.54

Class Y shares:
Net assets	$143,488,763	$245,908,297

Shares of beneficial interest	6,815,788	13,278,496

Net asset value, offering and redemption price per share	$21.05	$18.52

See accompanying notes to financial statements.

29  |

Statements of Operations

For the Six Months Ended June 30, 2023 (Unaudited)

	International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	Natixis U.S. Equity Opportunities Fund
INVESTMENT INCOME
Dividends	$245,569	$3,050,355	$9,738,483	$4,579,335
Interest	6,363	196,810	88,850	205,795
Less net foreign taxes withheld	(33,497)	(9,108)	(1,187,559)	(53,084)

	218,435	3,238,057	8,639,774	4,732,046

Expenses
Management fees (Note 5)	105,406	1,282,495	1,526,552	2,749,420
Service and distribution fees (Note 5)	178	519,728	365,490	831,829
Administrative fees (Note 5)	6,515	87,894	89,719	182,005
Trustees’ fees and expenses (Note 5)	10,327	40,885	22,370	45,492
Transfer agent fees and expenses (Notes 5 and 6)	4,924	167,302	322,803	279,155
Audit and tax services fees	22,229	21,627	22,287	22,131
Custodian fees and expenses	6,215	8,017	50,232	21,447
Legal fees	506	8,130	7,613	15,788
Registration fees	24,591	41,919	39,270	62,611
Shareholder reporting expenses	2,595	24,353	27,071	26,944
Miscellaneous expenses	28,263	25,046	43,673	36,170

Total expenses	211,749	2,227,396	2,517,080	4,272,992
Less waiver and/or expense reimbursement (Note 5)	(83,950)	(189,933)	(407,126)	(834)

Net expenses	127,799	2,037,463	2,109,954	4,272,158

Net investment income	90,636	1,200,594	6,529,820	459,888

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	(96,186)	10,067,990	(8,443,987)	41,703,999
Foreign currency transactions (Note 2c)	554	—	(22,748)	—
Net change in unrealized appreciation (depreciation) on:
Investments	4,388,402	49,687,838	64,191,482	129,653,607
Foreign currency translations (Note 2c)	1,380	—	97,500	1,691

Net realized and unrealized gain on investments and foreign currency transactions	4,294,150	59,755,828	55,822,247	171,359,297

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,384,786	$60,956,422	$62,352,067	$171,819,185

See accompanying notes to financial statements.

|  30

Statements of Operations (continued)

For the Six Months Ended June 30, 2023 (Unaudited)

	Vaughan Nelson Mid Cap Fund	Vaughan Nelson Small Cap Value Fund
INVESTMENT INCOME
Dividends	$1,617,569	$2,035,153
Interest	218,386	205,335

	1,835,955	2,240,488

Expenses
Management fees (Note 5)	971,354	1,020,613
Service and distribution fees (Note 5)	76,445	103,075
Administrative fees (Note 5)	60,018	55,638
Trustees’ fees and expenses (Note 5)	21,945	23,189
Transfer agent fees and expenses (Notes 5 and 6)	94,199	125,468
Audit and tax services fees	22,068	21,618
Custodian fees and expenses	7,808	12,065
Legal fees	5,592	4,003
Registration fees	25,371	54,400
Shareholder reporting expenses	14,372	16,378
Miscellaneous expenses	21,156	20,636

Total expenses	1,320,328	1,457,083
Less waiver and/or expense reimbursement (Note 5)	(96,215)	(153,727)

Net expenses	1,224,113	1,303,356

Net investment income	611,842	937,132

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	6,505,018	(1,388,631)
Net change in unrealized appreciation (depreciation) on:
Investments	5,848,214	35,756,235

Net realized and unrealized gain on investments	12,353,232	34,367,604

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,965,074	$35,304,736

See accompanying notes to financial statements.

31  |

Statements of Changes in Net Assets

	International Growth Fund		Natixis Oakmark Fund
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income	$90,636	$132,158	$1,200,594	$2,868,356
Net realized gain (loss) on investments and foreign currency transactions	(95,632)	(90,706)	10,067,990	42,131,981
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	4,389,782	(4,318,331)	49,687,838	(116,959,779)

Net increase (decrease) in net assets resulting from operations	4,384,786	(4,276,879)	60,956,422	(71,959,442)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	(565)	(1,772)	(28,746,130)
Class C	—	—	(570)	(9,213,071)
Class N	—	(155,851)	(4)	(73,284)
Class Y	—	(21,469)	(965)	(15,943,567)

Total distributions	—	(177,885)	(3,311)	(53,976,052)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	1,015,832	5,709,899	960,378	102,236,626

Net increase (decrease) in net assets	5,400,618	1,255,135	61,913,489	(23,698,868)
NET ASSETS
Beginning of the period	24,580,826	23,325,691	348,467,557	372,166,425

End of the period	$29,981,444	$24,580,826	$410,381,046	$348,467,557

See accompanying notes to financial statements.

|  32

Statements of Changes in Net Assets (continued)

	Natixis Oakmark International Fund		Natixis U.S. Equity Opportunities Fund
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income	$6,529,820	$6,273,158	$459,888	$1,128,941
Net realized gain (loss) on investments and foreign currency transactions	(8,466,735)	(25,614,988)	41,703,999	79,629,441
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	64,288,982	(63,395,171)	129,655,298	(306,110,093)

Net increase (decrease) in net assets resulting from operations	62,352,067	(82,737,001)	171,819,185	(225,351,711)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(5,737)	(2,112,696)	(1,034,935)	(85,070,822)
Class C	(1,700)	(316,972)	(134,413)	(10,955,220)
Class N	(11)	(4,576)	(274)	(20,693)
Class Y	(8,802)	(4,025,613)	(298,450)	(26,488,550)

Total distributions	(16,250)	(6,459,857)	(1,468,072)	(122,535,285)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	(22,587,406)	(86,758,283)	(27,640,476)	5,882,691

Net increase (decrease) in net assets	39,748,411	(175,955,141)	142,710,637	(342,004,305)
NET ASSETS
Beginning of the period	359,913,807	535,868,948	733,826,491	1,075,830,796

End of the period	$399,662,218	$359,913,807	$876,537,128	$733,826,491

See accompanying notes to financial statements.

33  |

Statements of Changes in Net Assets (continued)

	Vaughan Nelson Mid Cap Fund		Vaughan Nelson Small Cap Value Fund
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income	$611,842	$2,267,209	$937,132	$82,819
Net realized gain (loss) on investments	6,505,018	(21,324,989)	(1,388,631)	4,298,905
Net change in unrealized appreciation (depreciation) on investments	5,848,214	(18,052,025)	35,756,235	(19,344,302)

Net increase (decrease) in net assets resulting from operations	12,965,074	(37,109,805)	35,304,736	(14,962,578)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	(1,087,431)	—	(3,939,067)
Class C	—	(262,976)	—	(240,247)
Class N	—	(2,652,401)	—	(77,738)
Class Y	—	(5,985,855)	—	(5,400,412)

Total distributions	—	(9,988,663)	—	(9,657,464)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	(29,847,604)	(58,219,497)	126,545,376	65,258,561

Net increase (decrease) in net assets	(16,882,530)	(105,317,965)	161,850,112	40,638,519
NET ASSETS
Beginning of the period	262,220,688	367,538,653	190,534,533	149,896,014

End of the period	$245,338,158	$262,220,688	$352,384,645	$190,534,533

See accompanying notes to financial statements.

|  34

Financial Highlights

For a share outstanding throughout each period.

	International Growth Fund—Class A
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*
Net asset value, beginning of the period	$7.84		$9.57	$10.13	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02		0.02	(0.01)	0.01
Net realized and unrealized gain (loss)	1.34		(1.71)	(0.41)	0.13

Total from Investment Operations	1.36		(1.69)	(0.42)	0.14

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.04)	(0.01)	(0.01)
Net realized capital gains	—		—	(0.13)	—

Total Distributions	—		(0.04)	(0.14)	(0.01)

Net asset value, end of the period	$9.20		$7.84	$9.57	$10.13

Total return(b)(c)	17.35	%(d)	(17.71)%	(4.07)%	1.37	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$147		$125	$113	$1
Net expenses(e)	1.20	%(f)	1.20%	1.20%	1.20	%(f)
Gross expenses	1.90	%(f)	2.05%	2.71%	13.05	%(f)
Net investment income (loss)	0.37	%(f)	0.26%	(0.07)%	1.28	%(f)
Portfolio turnover rate	2%		11%	9%	1%

*	From commencement of operations on December 15, 2020 through December 31, 2020.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

35  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	International Growth Fund—Class C
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021		Period Ended December 31, 2020*
Net asset value, beginning of the period	$7.77		$9.51	$10.13		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.02)		0.02	(0.09)		0.00	(b)
Net realized and unrealized gain (loss)	1.33		(1.76)	(0.40)		0.13

Total from Investment Operations	1.31		(1.74)	(0.49)		0.13

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	(0.00	)(b)	(0.00	)(b)
Net realized capital gains	—		—	(0.13)		—

Total Distributions	—		—	(0.13)		(0.00)

Net asset value, end of the period	$9.08		$7.77	$9.51		$10.13

Total return(c)(d)	16.86	%(e)	(18.30)%	(4.79)%		1.33	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1		$1	$38		$1
Net expenses(f)	1.95	%(g)	1.95%	1.95%		1.95	%(g)
Gross expenses	2.51	%(g)	2.79%	3.46%		13.78	%(g)
Net investment income (loss)	(0.42	)%(g)	0.21%	(0.90)%		0.55	%(g)
Portfolio turnover rate	2%		11%	9%		1%

*	From commencement of operations on December 15, 2020 through December 31, 2020.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  36

Financial Highlights (continued)

For a share outstanding throughout each period.

	International Growth Fund—Class N
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*
Net asset value, beginning of the period	$7.85		$9.58	$10.13	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03		0.05	0.03	0.01
Net realized and unrealized gain (loss)	1.34		(1.72)	(0.42)	0.13

Total from Investment Operations	1.37		(1.67)	(0.39)	0.14

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.06)	(0.03)	(0.01)
Net realized capital gains	—		—	(0.13)	—

Total Distributions	—		(0.06)	(0.16)	(0.01)

Net asset value, end of the period	$9.22		$7.85	$9.58	$10.13

Total return(b)	17.45	%(c)	(17.47)%	(3.77)%	1.38	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$25,061		$21,331	$22,953	$15,206
Net expenses(d)	0.90	%(e)	0.90%	0.90%	0.90	%(e)
Gross expenses	1.48	%(e)	1.67%	1.58%	6.48	%(e)
Net investment income	0.66	%(e)	0.62%	0.29%	1.43	%(e)
Portfolio turnover rate	2%		11%	9%	1%

*	From commencement of operations on December 15, 2020 through December 31, 2020.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

37  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	International Growth Fund—Class Y
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*
Net asset value, beginning of the period	$7.85		$9.58	$10.13	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.02		0.04	0.02	0.01
Net realized and unrealized gain (loss)	1.35		(1.72)	(0.41)	0.13

Total from Investment Operations	1.37		(1.68)	(0.39)	0.14

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.05)	(0.03)	(0.01)
Net realized capital gains	—		—	(0.13)	—

Total Distributions	—		(0.05)	(0.16)	(0.01)

Net asset value, end of the period	$9.22		$7.85	$9.58	$10.13

Total return(b)	17.45	%(c)	(17.50)%	(3.81)%	1.38	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$4,772		$3,124	$222	$12
Net expenses(d)	0.95	%(e)	0.95%	0.95%	0.95	%(e)
Gross expenses	1.65	%(e)	1.80%	2.46%	12.58	%(e)
Net investment income	0.55	%(e)	0.47%	0.19%	1.63	%(e)
Portfolio turnover rate	2%		11%	9%	1%

*	From commencement of operations on December 15, 2020 through December 31, 2020.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  38

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class A
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018
Net asset value, beginning of the period	$21.55		$29.04		$23.20		$22.45		$19.44		$24.72

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.17		0.07		0.11	(b)	0.18	(c)	0.10
Net realized and unrealized gain (loss)	3.68		(4.00)		7.81		2.78		4.93		(3.28)

Total from Investment Operations	3.76		(3.83)		7.88		2.89		5.11		(3.18)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(d)	(0.20)		(0.05)		(0.12)		(0.21)		(0.08)
Net realized capital gains	—		(3.46)		(1.99)		(2.02)		(1.89)		(2.02)

Total Distributions	(0.00)		(3.66)		(2.04)		(2.14)		(2.10)		(2.10)

Net asset value, end of the period	$25.31		$21.55		$29.04		$23.20		$22.45		$19.44

Total return(e)	17.45	%(f)(g)	(13.30	)%(f)	33.97	%(f)	13.01	%(b)	26.77	%(c)	(13.01)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$221,650		$192,750		$222,435		$170,702		$181,417		$164,748
Net expenses	1.05	%(h)(i)	1.05	%(h)	1.12	%(h)(j)	1.20	%(k)	1.17%		1.13%
Gross expenses	1.15	%(i)	1.10%		1.14%		1.20	%(k)	1.17%		1.13%
Net investment income	0.66	%(i)	0.65%		0.25%		0.53	%(b)	0.85	%(c)	0.41%
Portfolio turnover rate	25%		69%		23%		22%		15%		39%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.05, total return would have been 12.72% and the ratio of net investment income to average net assets would have been 0.27%.

(c)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.13, total return would have been 26.50% and the ratio of net investment income to average net assets would have been 0.62%.

(d)	Amount rounds to less than $0.01 per share.
(e)	A sales charge for Class A shares is not reflected in total return calculations.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Periods less than one year are not annualized.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Computed on an annualized basis for periods less than one year.
(j)	Effective July 1, 2021, the expense limit decreased from 1.30% to 1.05%.
(k)	Includes refund of prior year service fee of 0.01%.

See accompanying notes to financial statements.

39  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class C
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018
Net asset value, beginning of the period	$16.74		$23.50		$19.17		$18.92		$16.66		$21.58

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.01)		(0.02)		(0.12)		(0.04	)(b)	0.02	(c)	(0.07)
Net realized and unrealized gain (loss)	2.86		(3.23)		6.44		2.31		4.20		(2.83)

Total from Investment Operations	2.85		(3.25)		6.32		2.27		4.22		(2.90)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(d)	(0.05)		(0.00	)(d)	—		(0.07)		—
Net realized capital gains	—		(3.46)		(1.99)		(2.02)		(1.89)		(2.02)

Total Distributions	(0.00)		(3.51)		(1.99)		(2.02)		(1.96)		(2.02)

Net asset value, end of the period	$19.59		$16.74		$23.50		$19.17		$18.92		$16.66

Total return(e)	17.03	%(f)(g)	(13.97	)%(f)	32.99	%(f)	12.15	%(b)	25.82	%(c)	(13.63)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$51,903		$51,987		$50,042		$35,940		$54,384		$53,606
Net expenses	1.80	%(h)(i)	1.80	%(h)	1.87	%(h)(j)	1.95%		1.92%		1.88%
Gross expenses	1.90	%(i)	1.85%		1.89%		1.95%		1.92%		1.88%
Net investment income (loss)	(0.10	)%(i)	(0.10)%		(0.49)%		(0.23	)%(b)	0.12	%(c)	(0.33)%
Portfolio turnover rate	25%		69%		23%		22%		15%		39%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.08), total return would have been 11.85% and the ratio of net investment loss to average net assets would have been (0.46)%.

(c)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.02), total return would have been 25.50% and the ratio of net investment loss to average net assets would have been (0.12)%.

(d)	Amount rounds to less than $0.01 per share.
(e)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Periods less than one year are not annualized.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Computed on an annualized basis for periods less than one year.
(j)	Effective July 1, 2021, the expense limit decreased from 2.05% to 1.80%.

See accompanying notes to financial statements.

|  40

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class N
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018
Net asset value, beginning of the period	$23.36		$31.13	$24.72		$23.78		$20.49		$25.91

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.26	0.23		0.18	(b)	0.22	(c)	0.22
Net realized and unrealized gain (loss)	4.00		(4.29)	8.31		2.98		5.25		(3.45)

Total from Investment Operations	4.12		(4.03)	8.54		3.16		5.47		(3.23)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(d)	(0.28)	(0.14)		(0.20)		(0.29)		(0.17)
Net realized capital gains	—		(3.46)	(1.99)		(2.02)		(1.89)		(2.02)

Total Distributions	(0.00)		(3.74)	(2.13)		(2.22)		(2.18)		(2.19)

Net asset value, end of the period	$27.48		$23.36	$31.13		$24.72		$23.78		$20.49

Total return(e)	17.64	%(f)	(13.06)%	34.54%		13.41	%(b)	27.16	%(c)	(12.60)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$576		$517	$682		$364		$801		$10
Net expenses(g)	0.75	%(h)	0.75%	0.80	%(i)	0.86%		0.83%		0.75%
Gross expenses	1.12	%(h)	0.93%	1.55%		1.05%		1.25%		3.79%
Net investment income	0.96	%(h)	0.93%	0.79%		0.85	%(b)	0.93	%(c)	0.88%
Portfolio turnover rate	25%		69%	23%		22%		15%		39%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.14, total return would have been 13.13% and the ratio of net investment income to average net assets would have been 0.67%.

(c)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.22, total return would have been 26.90% and the ratio of net investment income to average net assets would have been 0.92%.

(d)	Amount rounds to less than $0.01 per share.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Effective July 1, 2021, the expense limit decreased from 1.00% to 0.75%.

See accompanying notes to financial statements.

41  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class Y
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018
Net asset value, beginning of the period	$23.29		$31.04		$24.68		$23.75		$20.46		$25.90

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.25		0.17		0.17	(b)	0.27	(c)	0.17
Net realized and unrealized gain (loss)	3.98		(4.28)		8.31		2.95		5.17		(3.44)

Total from Investment Operations	4.10		(4.03)		8.48		3.12		5.44		(3.27)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(d)	(0.26)		(0.13)		(0.17)		(0.26)		(0.15)
Net realized capital gains	—		(3.46)		(1.99)		(2.02)		(1.89)		(2.02)

Total Distributions	(0.00)		(3.72)		(2.12)		(2.19)		(2.15)		(2.17)

Net asset value, end of the period	$27.39		$23.29		$31.04		$24.68		$23.75		$20.46

Total return	17.60	%(e)(f)	(13.10	)%(e)	34.35	%(e)	13.28	%(b)	27.06	%(c)(e)	(12.76)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$136,252		$103,213		$99,008		$37,595		$46,836		$53,829
Net expenses	0.80	%(g)(h)	0.80	%(g)	0.86	%(g)(i)	0.95%		0.91	%(g)	0.88%
Gross expenses	0.90	%(h)	0.85%		0.89%		0.95%		0.92%		0.88%
Net investment income	0.91	%(h)	0.89%		0.56%		0.79	%(b)	1.16	%(c)	0.68%
Portfolio turnover rate	25%		69%		23%		22%		15%		39%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.12, total return would have been 13.00% and the ratio of net investment income to average net assets would have been 0.55%.

(c)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.20, total return would have been 26.80% and the ratio of net investment income to average net assets would have been 0.90%.

(d)	Amount rounds to less than $0.01 per share.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Effective July 1, 2021, the expense limit decreased from 1.05% to 0.80%.

See accompanying notes to financial statements.

|  42

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class A
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018
Net asset value, beginning of the period	$12.52		$15.15		$14.15		$13.63		$11.29		$15.58

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.24		0.19		0.27	(b)	(0.00	)(c)	0.37	(d)	0.25
Net realized and unrealized gain (loss)	1.98		(2.60)		0.96		0.55	(e)	2.38		(4.02)

Total from Investment Operations	2.22		(2.41)		1.23		0.55		2.75		(3.77)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(c)	(0.22)		(0.23)		(0.03)		(0.41)		(0.29)
Net realized capital gains	—		—		—		—		—		(0.23)

Total Distributions	(0.00)		(0.22)		(0.23)		(0.03)		(0.41)		(0.52)

Net asset value, end of the period	$14.74		$12.52		$15.15		$14.15		$13.63		$11.29

Total return(f)	17.74	%(g)(h)	(15.91	)%(g)	8.73	%(b)(g)	4.06	%(g)	24.35	%(d)	(24.15)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$145,005		$120,316		$152,900		$131,630		$172,906		$257,551
Net expenses	1.15	%(i)(j)	1.15	%(i)	1.17	%(i)(k)	1.29	%(i)(l)	1.29%		1.31%
Gross expenses	1.36	%(j)	1.38%		1.34%		1.36%		1.29%		1.31%
Net investment income (loss)	3.37	%(j)	1.48%		1.73	%(b)	(0.03)%		2.91	%(d)	1.72%
Portfolio turnover rate	14%		33%		37%		63%		28%		50%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend and tax reclaims. Without these, net investment income per share would have been $0.13, total return would have been 7.74% and the ratio of net investment income to average net assets would have been 0.84%.

(c)	Amount rounds to less than $0.01 per share.
(d)

Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.29, total return would have been 23.55% and the ratio of net investment income to average net assets would have been 2.26%.

(e)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(f)	A sales charge for Class A shares is not reflected in total return calculations.
(g)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(h)	Periods less than one year are not annualized.
(i)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(j)	Computed on an annualized basis for periods less than one year.
(k)	Effective July 1, 2021, the expense limit decreased from 1.20% to 1.15%.
(l)	Effective July 1, 2020, the expense limit decreased from 1.37% to 1.20%.

See accompanying notes to financial statements.

43  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class C
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018
Net asset value, beginning of the period	$12.31		$14.86		$13.85		$13.41		$11.11		$15.30

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.17		0.10		0.13	(b)	(0.08)		0.26	(c)	0.13
Net realized and unrealized gain (loss)	1.96		(2.55)		0.97		0.52	(d)	2.34		(3.92)

Total from Investment Operations	2.13		(2.45)		1.10		0.44		2.60		(3.79)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(e)	(0.10)		(0.09)		—		(0.30)		(0.17)
Net realized capital gains	—		—		—		—		—		(0.23)

Total Distributions	(0.00)		(0.10)		(0.09)		—		(0.30)		(0.40)

Net asset value, end of the period	$14.44		$12.31		$14.86		$13.85		$13.41		$11.11

Total return(f)	17.31	%(g)(h)	(16.50	)%(g)	7.92	%(b)(g)	3.28	%(g)	23.44	%(c)	(24.74)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$35,883		$39,202		$69,335		$96,772		$179,533		$212,618
Net expenses	1.90	%(i)(j)	1.90	%(i)	1.93	%(i)(k)	2.05	%(i)(l)	2.04%		2.07%
Gross expenses	2.11	%(j)	2.13%		2.09%		2.11%		2.04%		2.07%
Net investment income (loss)	2.45	%(j)	0.78%		0.85	%(b)	(0.76)%		2.09	%(c)	0.94%
Portfolio turnover rate	14%		33%		37%		63%		28%		50%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend and tax reclaims. Without these, net investment income per share would have been $0.02, total return would have been 6.98% and the ratio of net investment income to average net assets would have been 0.13%.

(c)

Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.18, total return would have been 22.63% and the ratio of net investment income to average net assets would have been 1.43%.

(d)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(e)	Amount rounds to less than $0.01 per share.
(f)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(g)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(h)	Periods less than one year are not annualized.
(i)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(j)	Computed on an annualized basis for periods less than one year.
(k)	Effective July 1, 2021, the expense limit decreased from 1.95% to 1.90%.
(l)	Effective July 1, 2020, the expense limit decreased from 2.12% to 1.95%.

See accompanying notes to financial statements.

|  44

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class N
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018
Net asset value, beginning of the period	$12.46		$15.08	$14.09		$13.56		$11.25		$15.58

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.26		0.32	0.38	(b)	0.04		0.33	(c)	0.28
Net realized and unrealized gain (loss)	1.98		(2.68)	0.89		0.56	(d)	2.45		(4.02)

Total from Investment Operations	2.24		(2.36)	1.27		0.60		2.78		(3.74)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(e)	(0.26)	(0.28)		(0.07)		(0.47)		(0.36)
Net realized capital gains	—		—	—		—		—		(0.23)

Total Distributions	(0.00)		(0.26)	(0.28)		(0.07)		(0.47)		(0.59)

Net asset value, end of the period	$14.70		$12.46	$15.08		$14.09		$13.56		$11.25

Total return(f)	17.98	%(g)	(15.65)%	9.01	%(b)	4.44%		24.75	%(c)	(23.94)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$247		$222	$704		$290		$811		$758
Net expenses(h)	0.85	%(i)	0.85%	0.87	%(j)	0.92	%(k)	0.94%		0.99%
Gross expenses	1.64	%(i)	1.01%	1.25%		1.17%		1.08%		1.02%
Net investment income	3.67	%(i)	2.56%	2.49	%(b)	0.37%		2.56	%(c)	2.04%
Portfolio turnover rate	14%		33%	37%		63%		28%		50%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend and tax reclaims. Without these, net investment income per share would have been $0.11, total return would have been 8.09% and the ratio of net investment income to average net assets would have been 0.70%.

(c)

Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.27, total return would have been 23.94% and the ratio of net investment income to average net assets would have been 2.15%.

(d)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(e)	Amount rounds to less than $0.01 per share.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Periods less than one year are not annualized.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Computed on an annualized basis for periods less than one year.
(j)	Effective July 1, 2021, the expense limit decreased from 0.90% to 0.85%.
(k)	Effective July 1, 2020, the expense limit decreased from 1.07% to 0.90%.

See accompanying notes to financial statements.

45  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class Y
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018
Net asset value, beginning of the period	$12.45		$15.07		$14.08		$13.56		$11.25		$15.56

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.25		0.22		0.30	(b)	0.04		0.37	(c)	0.26
Net realized and unrealized gain (loss)	1.98		(2.58)		0.96		0.55	(d)	2.40		(3.99)

Total from Investment Operations	2.23		(2.36)		1.26		0.59		2.77		(3.73)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(e)	(0.26)		(0.27)		(0.07)		(0.46)		(0.35)
Net realized capital gains	—		—		—		—		—		(0.23)

Total Distributions	(0.00)		(0.26)		(0.27)		(0.07)		(0.46)		(0.58)

Net asset value, end of the period	$14.68		$12.45		$15.07		$14.08		$13.56		$11.25

Total return	17.92	%(f)(g)	(15.71	)%(f)	8.97	%(b)(f)	4.32	%(f)	24.64	%(c)	(23.93)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$218,527		$200,175		$312,930		$275,468		$244,586		$215,123
Net expenses	0.90	%(h)(i)	0.90	%(h)	0.92	%(h)(j)	1.03	%(h)(k)	1.04%		1.07%
Gross expenses	1.11	%(i)	1.13%		1.09%		1.11%		1.04%		1.07%
Net investment income	3.54	%(i)	1.66%		1.96	%(b)	0.41%		2.91	%(c)	1.85%
Portfolio turnover rate	14%		33%		37%		63%		28%		50%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend and tax reclaims. Without these, net investment income per share would have been $0.17, total return would have been 8.04% and the ratio of net investment income to average net assets would have been 1.07%.

(c)

Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.29, total return would have been 23.84% and the ratio of net investment income to average net assets would have been 2.29%.

(d)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(e)	Amount rounds to less than $0.01 per share.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Periods less than one year are not annualized.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Computed on an annualized basis for periods less than one year.
(j)	Effective July 1, 2021, the expense limit decreased from 0.95% to 0.90%.
(k)	Effective July 1, 2020, the expense limit decreased from 1.12% to 0.95%.

See accompanying notes to financial statements.

|  46

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class A
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019		Year Ended December 31, 2018
Net asset value, beginning of the period	$29.01		$43.12	$39.04	$36.53	$31.00		$36.90

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.01		0.03	(0.11)	(0.05)	0.15	(b)	0.08
Net realized and unrealized gain (loss)	6.97		(8.89)	8.99	7.66	9.34		(2.51)

Total from Investment Operations	6.98		(8.86)	8.88	7.61	9.49		(2.43)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.03)	—	—	(0.17)		(0.05)
Net realized capital gains	(0.06)		(5.22)	(4.80)	(5.10)	(3.79)		(3.42)

Total Distributions	(0.06)		(5.25)	(4.80)	(5.10)	(3.96)		(3.47)

Net asset value, end of the period	$35.93		$29.01	$43.12	$39.04	$36.53		$31.00

Total return(c)	24.09	%(d)	(21.15)%	23.14%	22.09%	31.03	%(b)	(6.48)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$576,962		$512,392	$733,423	$649,754	$616,922		$523,665
Net expenses	1.13	%(e)	1.12%	1.14%	1.17%	1.17%		1.16%
Gross expenses	1.13	%(e)	1.12%	1.14%	1.17%	1.17%		1.16%
Net investment income (loss)	0.08	%(e)	0.09%	(0.25)%	(0.14)%	0.42	%(b)	0.20%
Portfolio turnover rate	17%		46%	18%	26%	12%		23%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.09, total return would have been 30.87% and the ratio of net investment income to average net assets would have been 0.26%.

(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

47  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class C
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019		Year Ended December 31, 2018
Net asset value, beginning of the period	$12.12		$21.82	$21.89	$22.65	$20.42		$25.73

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.05)		(0.12)	(0.24)	(0.19)	(0.07	)(b)	(0.14)
Net realized and unrealized gain (loss)	2.91		(4.36)	4.97	4.53	6.10		(1.75)

Total from Investment Operations	2.86		(4.48)	4.73	4.34	6.03		(1.89)

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—	—	(0.01)		—
Net realized capital gains	(0.06)		(5.22)	(4.80)	(5.10)	(3.79)		(3.42)

Total Distributions	(0.06)		(5.22)	(4.80)	(5.10)	(3.80)		(3.42)

Net asset value, end of the period	$14.92		$12.12	$21.82	$21.89	$22.65		$20.42

Total return(c)	23.67	%(d)	(21.77)%	22.27%	21.15%	30.06	%(b)	(7.18)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$30,466		$29,356	$57,492	$63,126	$77,924		$78,783
Net expenses	1.88	%(e)	1.87%	1.89%	1.92%	1.92%		1.91%
Gross expenses	1.88	%(e)	1.87%	1.89%	1.92%	1.92%		1.91%
Net investment loss	(0.67	)%(e)	(0.66)%	(0.99)%	(0.87)%	(0.31	)%(b)	(0.54)%
Portfolio turnover rate	17%		46%	18%	26%	12%		23%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)

Includes non-recurring dividends. Without this dividend, net investment loss per share would have been $(0.11), total return would have been 29.85% and the ratio of net investment loss to average net assets would have been (0.48)%.

(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  48

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class N
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019		Year Ended December 31, 2018
Net asset value, beginning of the period	$37.72		$54.14	$47.84	$43.61	$36.37		$42.63

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.18	0.03	0.13	0.19	(b)	0.25
Net realized and unrealized gain (loss)	9.06		(11.23)	11.07	9.20	11.14		(2.91)

Total from Investment Operations	9.14		(11.05)	11.10	9.33	11.33		(2.66)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.15)	—	—	(0.30)		(0.18)
Net realized capital gains	(0.06)		(5.22)	(4.80)	(5.10)	(3.79)		(3.42)

Total Distributions	(0.06)		(5.37)	(4.80)	(5.10)	(4.09)		(3.60)

Net asset value, end of the period	$46.80		$37.72	$54.14	$47.84	$43.61		$36.37

Total return(c)	24.26	%(d)	(20.88)%	23.53%	22.48%	31.44	%(b)	(6.11)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$208		$167	$177	$172	$654		$1
Net expenses(e)	0.81	%(f)	0.81%	0.83%	0.84%	0.83%		0.76%
Gross expenses	1.70	%(f)	1.34%	1.38%	1.13%	1.42%		13.35%
Net investment income	0.40	%(f)	0.41%	0.06%	0.31%	0.44	%(b)	0.56%
Portfolio turnover rate	17%		46%	18%	26%	12%		23%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.19, total return would have been 31.27% and the ratio of net investment income to average net assets would have been 0.44%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

49  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class Y
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019		Year Ended December 31, 2018
Net asset value, beginning of the period	$37.60		$53.99	$47.74		$43.56	$36.33		$42.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.15	0.00	(b)	0.05	0.29	(c)	0.20
Net realized and unrealized gain (loss)	9.03		(11.20)	11.05		9.23	10.99		(2.92)

Total from Investment Operations	9.10		(11.05)	11.05		9.28	11.28		(2.72)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.12)	—		—	(0.26)		(0.14)
Net realized capital gains	(0.06)		(5.22)	(4.80)		(5.10)	(3.79)		(3.42)

Total Distributions	(0.06)		(5.34)	(4.80)		(5.10)	(4.05)		(3.56)

Net asset value, end of the period	$46.64		$37.60	$53.99		$47.74	$43.56		$36.33

Total return	24.23	%(d)	(20.95)%	23.48%		22.36%	31.36	%(c)(e)	(6.24)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$268,900		$191,912	$284,738		$243,302	$283,864		$296,255
Net expenses	0.88	%(f)	0.87%	0.89%		0.92%	0.91	%(g)	0.91%
Gross expenses	0.88	%(f)	0.87%	0.89%		0.92%	0.92%		0.91%
Net investment income	0.32	%(f)	0.35%	0.00	%(h)	0.13%	0.69	%(c)	0.45%
Portfolio turnover rate	17%		46%	18%		26%	12%		23%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.22, total return would have been 31.16% and the ratio of net investment income to average net assets would have been 0.53%.

(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Computed on an annualized basis for periods less than one year.
(g)	The administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Amount rounds to less than 0.01%.

See accompanying notes to financial statements.

|  50

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund—Class A
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018
Net asset value, beginning of the period	$19.64		$22.70		$21.79		$22.42		$17.37		$22.65

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03		0.11		0.05		0.07		0.03		0.09
Net realized and unrealized gain (loss)	0.99		(2.53)		4.52		1.96		5.21		(3.71)

Total from Investment Operations	1.02		(2.42)		4.57		2.03		5.24		(3.62)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.13)		(0.04)		(0.04)		(0.02)		(0.15)
Net realized capital gains	—		(0.51)		(3.62)		(2.62)		(0.17)		(1.51)

Total Distributions	—		(0.64)		(3.66)		(2.66)		(0.19)		(1.66)

Net asset value, end of the period	$20.66		$19.64		$22.70		$21.79		$22.42		$17.37

Total return(b)	5.19	%(c)(d)	(10.80	)%(c)	21.32	%(c)	10.46	%(c)	30.21	%(c)	(16.10)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$34,751		$33,507		$37,849		$30,567		$33,434		$43,769
Net expenses	1.15	%(e)(f)	1.15	%(e)	1.17	%(e)(g)	1.20	%(e)	1.25	%(e)(h)(i)	1.24%
Gross expenses	1.24	%(f)	1.21%		1.23%		1.29%		1.28	%(h)	1.24%
Net investment income	0.28	%(f)	0.55%		0.22%		0.35%		0.16%		0.42%
Portfolio turnover rate	28%		53%		71%		52%		52%		44%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2021, the expense limit decreased from 1.20% to 1.15%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.23% and the ratio of gross expenses would have been 1.26%.
(i)	Effective July 1, 2019, the expense limit decreased from 1.40% to 1.20%.

See accompanying notes to financial statements.

51  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund—Class C
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018
Net asset value, beginning of the period	$17.75		$20.58		$20.15		$21.06		$16.43		$21.50

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.05)		(0.04)		(0.13)		(0.08)		(0.10)		(0.08)
Net realized and unrealized gain (loss)	0.90		(2.28)		4.18		1.79		4.90		(3.48)

Total from Investment Operations	0.85		(2.32)		4.05		1.71		4.80		(3.56)

LESS DISTRIBUTIONS FROM:
Net investment income	—		—		(0.00	)(b)	—		(0.00	)(b)	—
Net realized capital gains	—		(0.51)		(3.62)		(2.62)		(0.17)		(1.51)

Total Distributions	—		(0.51)		(3.62)		(2.62)		(0.17)		(1.51)

Net asset value, end of the period	$18.60		$17.75		$20.58		$20.15		$21.06		$16.43

Total return(c)	4.79	%(d)(e)	(11.46	)%(d)	20.44	%(d)	9.60	%(d)	29.25	%(d)	(16.71)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$6,237		$7,405		$11,436		$14,023		$21,932		$23,967
Net expenses	1.90	%(f)(g)	1.90	%(f)	1.93	%(f)(h)	1.95	%(f)	1.99	%(f)(i)(j)	1.98%
Gross expenses	1.99	%(g)	1.96%		1.98%		2.04%		2.02	%(i)	1.98%
Net investment loss	(0.51	)%(g)	(0.22)%		(0.56)%		(0.42)%		(0.50)%		(0.36)%
Portfolio turnover rate	28%		53%		71%		52%		52%		44%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2021, the expense limit decreased from 1.95% to 1.90%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.98% and the ratio of gross expenses would have been 2.01%.
(j)	Effective July 1, 2019, the expense limit decreased from 2.15% to 1.95%.

See accompanying notes to financial statements.

|  52

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund—Class N
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018
Net asset value, beginning of the period	$19.95		$23.05		$22.07		$22.66		$17.54		$22.87

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.17		0.14		0.13		0.11		0.17
Net realized and unrealized gain (loss)	1.01		(2.57)		4.58		2.00		5.27		(3.75)

Total from Investment Operations	1.07		(2.40)		4.72		2.13		5.38		(3.58)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.19)		(0.12)		(0.10)		(0.09)		(0.24)
Net realized capital gains	—		(0.51)		(3.62)		(2.62)		(0.17)		(1.51)

Total Distributions	—		(0.70)		(3.74)		(2.72)		(0.26)		(1.75)

Net asset value, end of the period	$21.02		$19.95		$23.05		$22.07		$22.66		$17.54

Total return	5.36	%(b)(c)	(10.54	)%(b)	21.70	%(b)	10.83	%(b)	30.67	%(b)	(15.78)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$60,861		$72,804		$91,416		$17,965		$18,262		$70,902
Net expenses	0.85	%(d)(e)	0.85	%(d)	0.86	%(d)(f)	0.90	%(d)	0.92	%(d)(g)(h)	0.88%
Gross expenses	0.89	%(e)	0.87%		0.89%		0.94%		0.93	%(g)	0.88%
Net investment income	0.56	%(e)	0.84%		0.55%		0.65%		0.51%		0.76%
Portfolio turnover rate	28%		53%		71%		52%		52%		44%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2021, the expense limit decreased from 0.90% to 0.85%.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.91% and the ratio of gross expenses would have been 0.91%.
(h)	Effective July 1, 2019, the expense limit decreased from 1.10% to 0.90%.

See accompanying notes to financial statements.

53  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund—Class Y
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018
Net asset value, beginning of the period	$19.99		$23.09		$22.10		$22.69		$17.57		$22.89

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.16		0.11		0.12		0.10		0.15
Net realized and unrealized gain (loss)	1.01		(2.57)		4.60		2.00		5.26		(3.75)

Total from Investment Operations	1.06		(2.41)		4.71		2.12		5.36		(3.60)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.18)		(0.10)		(0.09)		(0.07)		(0.21)
Net realized capital gains	—		(0.51)		(3.62)		(2.62)		(0.17)		(1.51)

Total Distributions	—		(0.69)		(3.72)		(2.71)		(0.24)		(1.72)

Net asset value, end of the period	$21.05		$19.99		$23.09		$22.10		$22.69		$17.57

Total return	5.30	%(b)(c)	(10.58	)%(b)	21.65	%(b)	10.76	%(b)	30.52	%(b)	(15.85)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$143,489		$148,505		$226,838		$227,501		$298,705		$453,085
Net expenses	0.90	%(d)(e)	0.90	%(d)	0.93	%(d)(f)	0.95	%(d)	1.00	%(d)(g)(h)	0.99%
Gross expenses	0.99	%(e)	0.96%		0.98%		1.04%		1.02	%(g)	0.99%
Net investment income	0.52	%(e)	0.78%		0.45%		0.60%		0.48%		0.66%
Portfolio turnover rate	28%		53%		71%		52%		52%		44%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2021, the expense limit decreased from 0.95% to 0.90%.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.98% and the ratio of gross expenses would have been 1.01%.
(h)	Effective July 1, 2019, the expense limit decreased from 1.15% to 0.95%.

See accompanying notes to financial statements.

|  54

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class A
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018
Net asset value, beginning of the period	$15.17		$17.87		$16.69		$15.45		$12.48		$18.71

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.05		(0.02)		0.00	(b)(c)	0.00	(c)	0.02		0.01
Net realized and unrealized gain (loss)	2.16		(1.78)		4.98		1.33		3.06		(2.76)

Total from Investment Operations	2.21		(1.80)		4.98		1.33		3.08		(2.75)

LESS DISTRIBUTIONS FROM:
Net investment income	—		—		(0.01)		(0.00	)(c)	(0.03)		(0.00	)(c)
Net realized capital gains	—		(0.90)		(3.79)		(0.09)		(0.08)		(3.48)

Total Distributions	—		(0.90)		(3.80)		(0.09)		(0.11)		(3.48)

Net asset value, end of the period	$17.38		$15.17		$17.87		$16.69		$15.45		$12.48

Total return(d)	14.57	%(e)(f)	(10.19	)%(e)	30.24	%(b)(e)	8.91	%(e)	24.66	%(e)	(14.84)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$100,036		$66,339		$81,493		$61,571		$67,525		$66,376
Net expenses	1.25	%(g)(h)	1.25	%(g)	1.27	%(g)(i)	1.32	%(g)(j)	1.40	%(g)(k)	1.38%
Gross expenses	1.38	%(h)	1.37%		1.43%		1.53%		1.47%		1.38%
Net investment income (loss)	0.58	%(h)	(0.12)%		0.01	%(b)	0.02%		0.12%		0.03%
Portfolio turnover rate	29%		63%		92%		105%		61%		70%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.05), total return would have been 29.95% and the ratio of net investment loss to average net assets would have been (0.25)%.

(c)	Amount rounds to less than $0.01 per share.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Effective July 1, 2021, the expense limit decreased from 1.30% to 1.25%.
(j)	Effective July 1, 2020, the expense limit decreased from 1.34% to 1.30%.
(k)	Effective July 1, 2019, the expense limit decreased from 1.45% to 1.34%.

See accompanying notes to financial statements.

55  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class C
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018
Net asset value, beginning of the period	$5.30		$6.94		$8.34		$7.84		$6.41		$11.67

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.00	)(b)	(0.04)		(0.06	)(c)	(0.05)		(0.05)		(0.09)
Net realized and unrealized gain (loss)	0.75		(0.70)		2.45		0.64		1.57		(1.69)

Total from Investment Operations	0.75		(0.74)		2.39		0.59		1.52		(1.78)

LESS DISTRIBUTIONS FROM:
Net investment income	—		—		—		(0.00	)(b)	(0.01)		(0.00	)(b)
Net realized capital gains	—		(0.90)		(3.79)		(0.09)		(0.08)		(3.48)

Total Distributions	—		(0.90)		(3.79)		(0.09)		(0.09)		(3.48)

Net asset value, end of the period	$6.05		$5.30		$6.94		$8.34		$7.84		$6.41

Total return(d)	14.15	%(e)(f)	(11.01	)%(e)	29.45	%(c)(e)	8.08	%(e)	23.69	%(e)	(15.51)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$4,429		$2,118		$966		$983		$1,450		$3,480
Net expenses	2.00	%(g)(h)	2.00	%(g)	2.03	%(g)(i)	2.07	%(g)(j)	2.16	%(g)(k)	2.12%
Gross expenses	2.13	%(h)	2.12%		2.19%		2.28%		2.23%		2.12%
Net investment loss	(0.12	)%(h)	(0.74)%		(0.67	)%(c)	(0.71)%		(0.68)%		(0.83)%
Portfolio turnover rate	29%		63%		92%		105%		61%		70%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.10), total return would have been 29.09% and the ratio of net investment loss to average net assets would have been (0.99)%.

(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Effective July 1, 2021, the expense limit decreased from 2.05% to 2.00%.
(j)	Effective July 1, 2020, the expense limit decreased from 2.09% to 2.05%.
(k)	Effective July 1, 2019, the expense limit decreased from 2.20% to 2.09%.

See accompanying notes to financial statements.

|  56

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class N
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018
Net asset value, beginning of the period	$16.16		$18.96	$17.52		$16.20		$13.08		$19.37

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.04	0.01	(b)	0.04		0.08		0.08
Net realized and unrealized gain (loss)	2.30		(1.91)	5.29		1.42		3.20		(2.86)

Total from Investment Operations	2.38		(1.87)	5.30		1.46		3.28		(2.78)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.03)	(0.07)		(0.05)		(0.08)		(0.03)
Net realized capital gains	—		(0.90)	(3.79)		(0.09)		(0.08)		(3.48)

Total Distributions	—		(0.93)	(3.86)		(0.14)		(0.16)		(3.51)

Net asset value, end of the period	$18.54		$16.16	$18.96		$17.52		$16.20		$13.08

Total return(c)	14.73	%(d)	(9.95)%	30.64	%(b)	9.27%		25.08%		(14.48)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,011		$1,493	$1,383		$23		$21		$1
Net expenses(e)	0.95	%(f)	0.95%	0.97	%(g)	1.02	%(h)	1.03	%(i)	0.96%
Gross expenses	1.12	%(f)	1.10%	1.19%		6.54%		11.80%		15.17%
Net investment income	0.88	%(f)	0.22%	0.03	%(b)	0.31%		0.52%		0.43%
Portfolio turnover rate	29%		63%	92%		105%		61%		70%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.01, total return would have been 30.37% and the ratio of net investment income to average net assets would have been 0.03%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2021, the expense limit decreased from 1.00% to 0.95%.
(h)	Effective July 1, 2020, the expense limit decreased from 1.04% to 1.00%.
(i)	Effective July 1, 2019, the expense limit decreased from 1.15% to 1.04%.

See accompanying notes to financial statements.

57  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class Y
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018
Net asset value, beginning of the period	$16.15		$18.95		$17.51		$16.19		$13.08		$19.37

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.04		0.06	(b)	0.04		0.05		0.04
Net realized and unrealized gain (loss)	2.29		(1.91)		5.23		1.41		3.21		(2.84)

Total from Investment Operations	2.37		(1.87)		5.29		1.45		3.26		(2.80)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.03)		(0.06)		(0.04)		(0.07)		(0.01)
Net realized capital gains	—		(0.90)		(3.79)		(0.09)		(0.08)		(3.48)

Total Distributions	—		(0.93)		(3.85)		(0.13)		(0.15)		(3.49)

Net asset value, end of the period	$18.52		$16.15		$18.95		$17.51		$16.19		$13.08

Total return	14.68	%(c)(d)	(9.98	)%(c)	30.61	%(b)(c)	9.23	%(c)	24.88	%(c)	(14.61)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$245,908		$120,585		$66,054		$49,315		$44,482		$58,538
Net expenses	1.00	%(e)(f)	1.00	%(e)	1.02	%(e)(g)	1.07	%(e)(h)	1.15	%(e)(i)	1.12%
Gross expenses	1.13	%(f)	1.12%		1.18%		1.28%		1.23%		1.12%
Net investment income	0.88	%(f)	0.22%		0.28	%(b)	0.26%		0.35%		0.22%
Portfolio turnover rate	29%		63%		92%		105%		61%		70%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.00, total return would have been 30.26% and the ratio of net investment income to average net assets would have been 0.01%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2021, the expense limit decreased from 1.05% to 1.00%.
(h)	Effective July 1, 2020, the expense limit decreased from 1.09% to 1.05%.
(i)	Effective July 1, 2019, the expense limit decreased from 1.20% to 1.09%.

See accompanying notes to financial statements.

|  58

Notes to Financial Statements

June 30, 2023 (Unaudited)

1.  Organization.  Loomis Sayles Funds II, Natixis Funds Trust I and Natixis Funds Trust II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Funds II:

Loomis Sayles International Growth Fund (“International Growth Fund”)

Natixis Funds Trust I:

Natixis Oakmark International Fund

Natixis U.S. Equity Opportunities Fund (“U.S. Equity Opportunities Fund”)

Vaughan Nelson Small Cap Value Fund (“Small Cap Value Fund”)

Natixis Funds Trust II:

Natixis Oakmark Fund

Vaughan Nelson Mid Cap Fund (“Mid Cap Fund”)

Each Fund is a diversified investment company, except for International Growth Fund, which is a non-diversified investment company.

Each Fund offers Class A, Class C, Class N and Class Y shares.

Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value (“NAV”) per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

59  |

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.

The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Dividends reinvested and stock dividends are reflected as non-cash dividends on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A

|  60

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

e.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2023 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

Certain Funds have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (“EU reclaims”) and may continue to make such filings when it is determined to be in the best interest of the Funds and their shareholders. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. EU reclaims are recognized by a Fund when deemed more likely than not to be collected, and are reflected as a reduction of foreign taxes withheld in the Statements of Operations. Any related receivable is reflected as tax reclaims receivable in the Statements of Assets and Liabilities. Under certain circumstances, EU reclaims may be subject to closing agreements with the Internal Revenue Service ("IRS"), which may materially reduce the reclaim amounts realized by the Funds. Fees and expenses associated with closing agreements will be reflected in the Statements of Operations when it is determined that a closing agreement with the IRS is required.

f.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as capital gains taxes, deferred Trustees’ fees, distributions in excess of income and/or capital gain, distribution re-designations, foreign currency gains and losses, corporate actions, passive foreign investment company adjustments, return of capital distributions received and capital gain distribution received. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to capital gains taxes, wash sales, return of capital distributions received, corporate actions, deferred Trustees’ fees, deferral of EU reclaims, capital gain distribution received and passive foreign investment company adjustments. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

61  |

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2022 was as follows:

	2022 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
International Growth Fund	$177,885	$—	$177,885
Natixis Oakmark Fund	2,835,653	51,140,399	53,976,052
Natixis Oakmark International Fund	6,459,857	—	6,459,857
U.S. Equity Opportunities Fund	1,935,796	120,599,489	122,535,285
Mid Cap Fund	2,282,950	7,705,713	9,988,663
Small Cap Value Fund	2,901,818	6,755,646	9,657,464

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of December 31, 2022, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:

	International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	U.S. Equity Opportunities Fund	Mid Cap Fund	Small Cap Value Fund
Capital loss carryforward:
Short-term:
No expiration date	$(318,617)	$—	$(7,975,554)	$—	$(16,690,689)	$—
Long-term:
No expiration date	—	—	(112,759,862)	—	(5,472,473)	—

Total capital loss carryforward	(318,617)	—	(120,735,416)	—	(22,163,162)	—

Late-year ordinary and post-October capital loss deferrals*	$—	$(5,213,543)	$—	$—	$—	$(581,338)

*

Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Natixis Oakmark Fund and Small Cap Value Fund are deferring capital losses.

As of June 30, 2023, the tax cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	U.S. Equity Opportunities Fund	Mid Cap Fund	Small Cap Value Fund
Federal tax cost	$30,885,905	$353,852,524	$366,240,699	$630,751,050	$212,529,247	$311,436,526

Gross tax appreciation	$3,496,147	$51,291,946	$62,182,594	$263,766,123	$46,474,188	$49,445,371
Gross tax depreciation	(4,484,483)	(8,455,139)	(32,753,430)	(31,183,833)	(3,614,500)	(8,462,164)

Net tax appreciation (depreciation)	$(988,336)	$42,836,807	$29,429,164	$232,582,290	$42,859,688	$40,983,207

Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.

g.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a

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Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2023, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

h.  Indemnifications.  Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

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Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2023, at value:

International Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$2,201,206	$—	$2,201,206
Belgium	—	570,118	—	570,118
China	4,748,216	2,649,281	—	7,397,497
Denmark	—	1,663,213	—	1,663,213
France	—	1,453,834	—	1,453,834
Germany	—	947,646	—	947,646
Japan	—	1,301,892	—	1,301,892
Macau	—	280,312	—	280,312
Netherlands	—	1,096,146	—	1,096,146
Switzerland	459,113	967,765	—	1,426,878
United Kingdom	—	1,869,277	—	1,869,277
United States	2,449,331	2,863,249	—	5,312,580
All Other Common Stocks(a)	3,677,808	—	—	3,677,808

Total Common Stocks	$11,334,468	$17,863,939	$—	$29,198,407

Short-Term Investments	—	699,162	—	699,162

Total	$11,334,468	$18,563,101	$—	$29,897,569

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Natixis Oakmark Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$386,258,966	$—	$—	$386,258,966
Short-Term Investments	—	10,430,365	—	10,430,365

Total	$386,258,966	$10,430,365	$—	$396,689,331

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

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Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

Natixis Oakmark International Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$660,978	$—	$660,978
Belgium	—	6,251,521	—	6,251,521
China	2,026,332	15,613,484	—	17,639,816
Denmark	—	4,116,812	—	4,116,812
France	—	63,839,599	—	63,839,599
Germany	—	105,621,374	—	105,621,374
Hong Kong	—	7,180,329	—	7,180,329
India	—	3,174,355	—	3,174,355
Indonesia	—	446,493	—	446,493
Italy	—	10,788,504	—	10,788,504
Japan	—	13,031,264	—	13,031,264
Korea	—	7,832,153	—	7,832,153
Luxembourg	—	4,073,418	—	4,073,418
Netherlands	—	10,686,293	—	10,686,293
Spain	—	6,277,075	—	6,277,075
Sweden	—	13,895,867	—	13,895,867
Switzerland	—	24,767,967	—	24,767,967
United Kingdom	3,691,716	52,846,341	—	56,538,057
United States	—	4,853,917	—	4,853,917
All Other Common Stocks(a)	15,100,840	—	—	15,100,840

Total Common Stocks	20,818,888	355,957,744	—	376,776,632

Preferred Stocks(a)	—	6,620,835	—	6,620,835
Short-Term Investments	—	12,272,396	—	12,272,396

Total	$20,818,888	$374,850,975	$—	$395,669,863

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

U.S. Equity Opportunities Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$837,375,116	$—	$—	$837,375,116
Short-Term Investments	—	25,958,224	—	25,958,224

Total	$837,375,116	$25,958,224	$—	$863,333,340

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Mid Cap Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$235,038,859	$—	$—	$235,038,859
Short-Term Investments	—	20,350,076	—	20,350,076

Total	$235,038,859	$20,350,076	$—	$255,388,935

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

65  |

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

Small Cap Value Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$317,803,811	$—	$—	$317,803,811
Exchange-Traded Funds	16,146,240	—	—	16,146,240
Short-Term Investments	—	18,469,682	—	18,469,682

Total	$333,950,051	$18,469,682	$—	$352,419,733

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

4.  Purchases and Sales of Securities.  For the six months ended June 30, 2023, purchases and sales of securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
International Growth Fund	$1,169,196	$484,712
Natixis Oakmark Fund	89,699,553	100,118,683
Natixis Oakmark International Fund	51,650,126	72,805,170
U.S. Equity Opportunities Fund	132,617,779	196,010,504
Mid Cap Fund	66,942,641	100,618,266
Small Cap Value Fund	189,677,826	65,925,352

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to International Growth Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreement, International Growth Fund pays a management fee at the annual rate of 0.75%, calculated daily and payable monthly, based on the Fund’s average daily net assets.

Natixis Advisors, LLC (“Natixis Advisors”) serves as investment adviser to Natixis Oakmark Fund, Natixis Oakmark International Fund, U.S. Equity Opportunities Fund, Mid Cap Fund and Small Cap Value Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $150 million	Next $50 million	Next $300 million	Next $500 million	Next $500 million	Over $1.5 billion
Natixis Oakmark Fund	0.70%	0.70%	0.65%	0.60%	0.60%	0.60%
Natixis Oakmark International Fund	0.85%	0.75%	0.75%	0.75%	0.70%	0.70%
U.S. Equity Opportunities Fund	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Mid Cap Fund	0.75%	0.75%	0.75%	0.75%	0.75%	0.70%
Small Cap Value Fund	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Effective July 1, 2023, U.S. Equity Opportunities Fund pays a management fee at the annual rate of 0.67% of the Fund’s average daily net assets, calculated daily and payable monthly.

Natixis Advisors has entered into subadvisory agreements for each Fund as listed below.

Natixis Oakmark Fund	Harris Associates L.P. (“Harris”)
Natixis Oakmark International Fund	Harris
U.S. Equity Opportunities Fund	Harris Loomis Sayles
Mid Cap Fund	Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”)
Small Cap Value Fund	Vaughan Nelson

Natixis Advisors, Harris and Vaughan Nelson are subsidiaries of Natixis Investment Managers, LLC.

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Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

Under the terms of the subadvisory agreements, each Fund has agreed to pay its respective subadviser a subadvisory fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

		Percentage of Average Daily Net Assets
Fund	Subadviser	First $150 million	Next $50 million	Next $800 million	Next $500 million	Over $1.5 billion
Natixis Oakmark Fund	Harris	0.52%	0.52%	0.50%	0.50%	0.50%
Natixis Oakmark International Fund	Harris	0.60%	0.50%	0.50%	0.45%	0.45%
U.S. Equity Opportunities Fund
Large Cap Value Segment	Harris	0.52%	0.52%	0.52%	0.52%	0.52%
All Cap Growth Segment	Loomis Sayles	0.35%	0.35%	0.35%	0.35%	0.35%
Mid Cap Fund	Vaughan Nelson	0.47%	0.47%	0.47%	0.47%	0.44%
Small Cap Value Fund	Vaughan Nelson	0.52%	0.52%	0.52%	0.52%	0.52%

Payments to Natixis Advisors are reduced by the amounts of payments to the subadvisers, as calculated based on the table above.

Effective July 1, 2023, U.S. Equity Opportunities Fund Large Cap Value Segment has agreed to pay its respective subadviser a subadvisory fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:

		Percentage of Average Daily Net Assets
Fund	Subadviser	First $150 million	Next $50 million	Next $800 million	Next $500 million	Over $1.5 billion
U.S. Equity Opportunities Fund
Large Cap Value Segment	Harris	0.51%	0.51%	0.51%	0.51%	0.51%

Loomis Sayles and Natixis Advisors have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2024, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended June 30, 2023, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
International Growth Fund	1.20%	1.95%	0.90%	0.95%
Natixis Oakmark Fund	1.05%	1.80%	0.75%	0.80%
Natixis Oakmark International Fund	1.15%	1.90%	0.85%	0.90%
U.S. Equity Opportunities Fund	1.15%	1.90%	0.85%	0.90%
Mid Cap Fund	1.15%	1.90%	0.85%	0.90%
Small Cap Value Fund	1.25%	2.00%	0.95%	1.00%

Effective July 1, 2023, the expense limits as a percentage of average daily net assets under the expense limitation agreements for U.S. Equity Opportunities Fund are as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
	Class A	Class C	Class N	Class Y
U.S. Equity Opportunities Fund	1.12%	1.87%	0.82%	0.87%

This new undertaking is in effect until April 30, 2025, may be terminated before then only with the consent of the Funds’ Board of Trustees, and will be reevaluated on an annual basis.

67  |

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

Loomis Sayles and Natixis Advisors shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fee or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended June 30, 2023, the management fees and waiver of management fees for each Fund were as follows:

	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
International Growth Fund	$105,406	$83,101	$22,305	0.75%	0.16%
Natixis Oakmark Fund	1,282,495	189,094	1,093,401	0.68%	0.58%
Natixis Oakmark International Fund	1,526,552	406,269	1,120,283	0.79%	0.58%
U.S. Equity Opportunities Fund	2,749,420	—	2,749,420	0.70%	0.70%
Mid Cap Fund	971,354	95,200	876,154	0.75%	0.68%
Small Cap Value Fund	1,020,613	152,847	867,766	0.85%	0.72%

[1]	Management fee waivers are subject to possible recovery until December 31, 2024.

No expenses were recovered for any of the Funds during the six months ended June 30, 2023 under the terms of the expense limitation agreements.

b.  Service and Distribution Fees.  Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

For the six months ended June 30, 2023, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
International Growth Fund	$174	$1	$3
Natixis Oakmark Fund	258,277	65,363	196,088
Natixis Oakmark International Fund	169,515	48,994	146,981
U.S. Equity Opportunities Fund	683,170	37,165	111,494
Mid Cap Fund	42,038	8,602	25,805
Small Cap Value Fund	86,257	4,205	12,613

c.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225%

|  68

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended June 30, 2023, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
International Growth Fund	$6,515
Natixis Oakmark Fund	87,894
Natixis Oakmark International Fund	89,719
U.S. Equity Opportunities Fund	182,005
Mid Cap Fund	60,018
Small Cap Value Fund	55,638
d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended June 30, 2023, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
International Growth Fund	$1,570
Natixis Oakmark Fund	94,365
Natixis Oakmark International Fund	303,685
U.S. Equity Opportunities Fund	139,448
Mid Cap Fund	81,796
Small Cap Value Fund	88,381

As of June 30, 2023, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
International Growth Fund	$38
Natixis Oakmark Fund	2,418
Natixis Oakmark International Fund	7,381
U.S. Equity Opportunities Fund	3,380
Mid Cap Fund	2,049
Small Cap Value Fund	759

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended June 30, 2023 was as follows:

Fund	Commissions
Natixis Oakmark Fund	$22,000
Natixis Oakmark International Fund	2,995
U.S. Equity Opportunities Fund	6,969
Mid Cap Fund	626
Small Cap Value Fund	3,220

69  |

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $210,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends either in person or telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors, Loomis Sayles and affiliates are also officers and/or Trustees of the Trusts.

g.  Affiliated Ownership.  As of June 30, 2023, Natixis and affiliates held shares of International Growth Fund representing 98.06% of the Fund’s net assets.

Investment activities of affiliated shareholders could have material impacts on the Fund.

h.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to the Funds to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through April 30, 2024 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended June 30, 2023, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:

Reimbursement of Transfer Agency Expenses
Fund	Class N
International Growth Fund	$849
Natixis Oakmark Fund	839
Natixis Oakmark International Fund	857
U.S. Equity Opportunities Fund	834
Mid Cap Fund	1,015
Small Cap Value Fund	880

6.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

|  70

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

For the six months ended June 30, 2023, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
International Growth Fund	$125	$1	$849	$3,949
Natixis Oakmark Fund	90,959	23,118	839	52,386
Natixis Oakmark International Fund	112,727	32,648	857	176,571
U.S. Equity Opportunities Fund	193,974	10,568	834	73,779
Mid Cap Fund	16,778	3,435	1,015	72,971
Small Cap Value Fund	35,551	1,778	880	87,259

7.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid certain legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

Prior to April 6, 2023, each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $500,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund was able to borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate did not exceed the $500,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest was charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, was accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended June 30, 2023, U.S. Equity Opportunities Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $2,850,000 at a weighted average interest rate of 5.43%. Interest expense incurred on the line of credit was $1,720.

8.  Risk.  The Funds’ investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

International Growth Fund may invest to a significant extent in variable interest entity (“VIE”) structures. VIE structures can vary, but generally consist of a U.S.-listed company with contractual arrangements, through one or more wholly-owned special purpose vehicles, with a Chinese company that ultimately provides the U.S.-listed company with contractual rights to obtain economic benefits from the Chinese company. The VIE structure enables foreign investors, such as the Fund, to obtain investment exposure similar to that of an equity owner in a Chinese company in situations in which the Chinese government has restricted or prohibited the ownership of such company by foreign investors. The Fund’s exposure to VIE structures may pose additional risks because the VIE structure is not formally recognized under Chinese law. The Chinese government may cease to tolerate VIE structures at any time or impose new restrictions. In addition, Chinese companies using the VIE structure, and listed on stock exchanges in the U.S., could also face delisting or other ramifications for failure to meet the expectations and/or requirements of the U.S. Securities and Exchange Commission, the Public Company Accounting Oversight Board, or other U.S. regulators. Any of these risks could reduce the liquidity and value of these investments or render them valueless.

International Growth Fund is non-diversified, which means that it is not limited under the 1940 Act to a percentage of assets that it may invest in any one issuer. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global

71  |

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

economies. These and any related events could significantly impact a Fund’s performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to Russian issuers or issuers in other countries affected by the invasion.

9.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2023, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Account Holders	Percentage of Ownership
Natixis Oakmark International Fund	1	21.41%
U.S. Equity Opportunities Fund	1	6.52%
Mid Cap Fund	2	24.99%
Small Cap Value Fund	1	7.59%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

10.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2023		Year Ended December 31, 2022
International Growth Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	1,394	$12,250	4,118	$33,249
Issued in connection with the reinvestment of distributions	—	—	71	565
Redeemed	(1,353)	(11,699)	—	—

Net change	41	$551	4,189	$33,814

Class C
Redeemed	—	$—	(3,928)	$(33,853)

Net change	—	$—	(3,928)	$(33,853)

Class N
Issued from the sale of shares	—	$—	319,693	$2,500,000
Issued in connection with the reinvestment of distributions	—	—	2,314	18,351

Net change	—	$—	322,007	$2,518,351

Class Y
Issued from the sale of shares	119,836	$1,017,450	374,914	$3,190,418
Issued in connection with the reinvestment of distributions	—	—	2,707	21,469
Redeemed	(246)	(2,169)	(2,822)	(20,300)

Net change	119,590	$1,015,281	374,799	$3,191,587

Increase from capital share transactions	119,631	$1,015,832	697,067	$5,709,899

	Six Months Ended June 30, 2023		Year Ended December 31, 2022
Natixis Oakmark Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	440,143	$10,346,715	1,251,455	$32,636,811
Issued in connection with the reinvestment of distributions	69	1,612	1,168,653	25,751,399
Redeemed	(629,050)	(14,822,401)	(1,134,294)	(28,656,218)

Net change	(188,838)	$(4,474,074)	1,285,814	$29,731,992

|  72

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

10.  Capital Shares (continued).

	Six Months Ended June 30, 2023		Year Ended December 31, 2022
Natixis Oakmark Fund	Shares	Amount	Shares	Amount
Class C
Issued from the sale of shares	167,742	$3,082,038	1,217,488	$26,738,602
Issued in connection with the reinvestment of distributions	29	523	492,676	8,476,261
Redeemed	(624,080)	(11,323,146)	(734,433)	(14,940,011)

Net change	(456,309)	$(8,240,585)	975,731	$20,274,852

Class N
Issued from the sale of shares	159	$4,093	58	$1,547
Issued in connection with the reinvestment of distributions	—	4	3,064	73,284
Redeemed	(1,348)	(36,120)	(2,888)	(81,794)

Net change	(1,189)	$(32,023)	234	$(6,963)

Class Y
Issued from the sale of shares	2,083,792	$53,741,648	6,361,056	$191,465,914
Issued in connection with the reinvestment of distributions	38	939	638,488	15,388,143
Redeemed	(1,541,558)	(40,035,527)	(5,757,253)	(154,617,312)

Net change	542,272	$13,707,060	1,242,291	$52,236,745

Increase (decrease) from capital share transactions	(104,064)	$960,378	3,504,070	$102,236,626

	Six Months Ended June 30, 2023		Year Ended December 31, 2022
Natixis Oakmark International Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	1,093,953	$15,673,883	2,081,450	$27,188,627
Issued in connection with the reinvestment of distributions	262	3,712	108,247	1,369,329
Redeemed	(868,265)	(12,342,108)	(2,674,538)	(34,233,303)

Net change	225,950	$3,335,487	(484,841)	$(5,675,347)

Class C
Issued from the sale of shares	46,220	$651,104	146,028	$1,872,215
Issued in connection with the reinvestment of distributions	116	1,608	23,961	297,840
Redeemed	(746,341)	(10,430,300)	(1,650,271)	(21,038,433)

Net change	(700,005)	$(9,777,588)	(1,480,282)	$(18,868,378)

Class N
Issued from the sale of shares	321	$4,574	145,580	$2,017,090
Issued in connection with the reinvestment of distributions	1	11	363	4,576
Redeemed	(1,277)	(18,305)	(174,806)	(2,201,343)

Net change	(955)	$(13,720)	(28,863)	$(179,677)

Class Y
Issued from the sale of shares	1,766,206	$25,206,715	7,667,504	$104,077,801
Issued in connection with the reinvestment of distributions	588	8,295	303,265	3,815,073
Redeemed	(2,957,087)	(41,346,595)	(12,663,967)	(169,927,755)

Net change	(1,190,293)	$(16,131,585)	(4,693,198)	$(62,034,881)

Decrease from capital share transactions	(1,665,303)	$(22,587,406)	(6,687,184)	$(86,758,283)

73  |

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

10.  Capital Shares (continued).

	Six Months Ended June 30, 2023		Year Ended December 31, 2022
U.S. Equity Opportunities Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	315,043	$10,260,388	682,513	$23,765,153
Issued in connection with the reinvestment of distributions	30,085	963,916	2,458,392	77,467,012
Redeemed	(1,946,926)	(63,661,029)	(2,488,264)	(85,464,740)

Net change	(1,601,798)	$(52,436,725)	652,641	$15,767,425

Class C
Issued from the sale of shares	56,413	$770,890	188,655	$3,147,013
Issued in connection with the reinvestment of distributions	9,417	126,002	731,774	10,169,356
Redeemed	(444,825)	(5,969,647)	(1,134,470)	(19,010,339)

Net change	(378,995)	$(5,072,755)	(214,041)	$(5,693,970)

Class N
Issued from the sale of shares	—	$—	721	$30,208
Issued in connection with the reinvestment of distributions	7	274	516	20,693
Redeemed	(4)	(125)	(72)	(2,729)

Net change	3	$149	1,165	$48,172

Class Y
Issued from the sale of shares	1,710,821	$73,982,468	1,826,215	$81,090,815
Issued in connection with the reinvestment of distributions	5,618	234,456	558,904	22,817,734
Redeemed	(1,055,057)	(44,348,069)	(2,555,340)	(108,147,485)

Net change	661,382	$29,868,855	(170,221)	$(4,238,936)

Increase (decrease) from capital share transactions	(1,319,408)	$(27,640,476)	269,544	$5,882,691

	Six Months Ended June 30, 2023		Year Ended December 31, 2022
Mid Cap Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	96,322	$1,937,908	254,188	$5,207,282
Issued in connection with the reinvestment of distributions	—	—	47,991	1,002,920
Redeemed	(120,508)	(2,409,783)	(263,346)	(5,258,953)

Net change	(24,186)	$(471,875)	38,833	$951,249

Class C
Issued from the sale of shares	9,224	$165,968	41,957	$749,400
Issued in connection with the reinvestment of distributions	—	—	13,437	257,591
Redeemed	(91,130)	(1,648,828)	(193,780)	(3,552,548)

Net change	(81,906)	$(1,482,860)	(138,386)	$(2,545,557)

Class N
Issued from the sale of shares	140,598	$2,901,047	157,734	$3,317,147
Issued in connection with the reinvestment of distributions	—	—	125,027	2,643,594
Redeemed	(894,581)	(18,311,963)	(599,530)	(12,583,501)

Net change	(753,983)	$(15,410,916)	(316,769)	$(6,622,760)

Class Y
Issued from the sale of shares	396,155	$8,135,700	994,932	$20,936,431
Issued in connection with the reinvestment of distributions	—	—	271,832	5,776,106
Redeemed	(1,010,552)	(20,617,653)	(3,661,665)	(76,714,966)

Net change	(614,397)	$(12,481,953)	(2,394,901)	$(50,002,429)

Decrease from capital share transactions	(1,474,472)	$(29,847,604)	(2,811,223)	$(58,219,497)

|  74

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

10.  Capital Shares (continued).

	Six Months Ended June 30, 2023		Year Ended December 31, 2022
Small Cap Value Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	1,833,490	$30,856,994	294,742	$4,937,363
Issued in connection with the reinvestment of distributions	—	—	238,814	3,785,851
Redeemed	(450,135)	(7,291,058)	(720,255)	(11,602,583)

Net change	1,383,355	$23,565,936	(186,699)	$(2,879,369)

Class C
Issued from the sale of shares	383,287	$2,200,813	269,996	$1,616,908
Issued in connection with the reinvestment of distributions	—	—	43,643	240,247
Redeemed	(50,886)	(284,515)	(53,628)	(323,660)

Net change	332,401	$1,916,298	260,011	$1,533,495

Class N
Issued from the sale of shares	19,086	$335,945	16,766	$293,058
Issued in connection with the reinvestment of distributions	—	—	4,642	77,738
Redeemed	(2,989)	(51,920)	(1,959)	(31,168)

Net change	16,097	$284,025	19,449	$339,628

Class Y
Issued from the sale of shares	7,926,213	$137,295,586	5,751,752	$96,719,232
Issued in connection with the reinvestment of distributions	—	—	313,912	5,212,202
Redeemed	(2,115,681)	(36,516,469)	(2,083,989)	(35,666,627)

Net change	5,810,532	$100,779,117	3,981,675	$66,264,807

Increase from capital share transactions	7,542,385	$126,545,376	4,074,436	$65,258,561

75  |

Semiannual Report

June 30, 2023

Loomis Sayles High Income Fund

Loomis Sayles Investment Grade Bond Fund

Loomis Sayles Strategic Alpha Fund

Loomis Sayles Strategic Income Fund

LOOMIS SAYLES HIGH INCOME FUND

Managers	Symbols

Matthew J. Eagan, CFA®	Class A NEFHX

Brian P. Kennedy	Class C NEHCX

Peter S. Sheehan	Class N LSHNX

Elaine M. Stokes	Class Y NEHYX

Todd P. Vandam, CFA®

Loomis, Sayles & Company, L.P.

Investment Goal

The Fund seeks high current income plus the opportunity for capital appreciation to produce a high total return.

Average Annual Total Returns — June 30, 20233

						Expense Ratios[4]

	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y
NAV	3.05%	6.87%	1.71%	3.31%	—%	0.94%	0.76%

Class A
NAV	2.92	6.58	1.44	3.04	—	1.19	1.01
With 4.25% Maximum Sales Charge	-1.58	2.19	0.55	2.60	—

Class C
NAV	2.52	5.74	0.66	2.43	—	1.94	1.76
With CDSC[1]	1.52	4.74	0.66	2.43	—

Class N (Inception 11/30/16)
NAV	3.07	6.90	1.80	—	2.69	1.81	0.71

Comparative Performance
Bloomberg U.S. Corporate High-Yield Bond Index[2]	5.38	9.06	3.36	4.43	3.97

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

Class C shares performance assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase, and includes automatic conversion to Class A shares after eight years.

2

Bloomberg U.S. Corporate High-Yield Bond Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below, excluding emerging market debt. Bloomberg U.S. Corporate High-Yield Bond Index was created in 1986, with history backfilled to July 1, 1983, and rolls up into the Bloomberg U.S. Universal and Global High-Yield Indices.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/24. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

1  |

LOOMIS SAYLES INVESTMENT GRADE BOND FUND

Managers	Symbols

Matthew J. Eagan, CFA®	Class A LIGRX

Brian P. Kennedy	Class C LGBCX

Elaine M. Stokes	Class N LGBNX

Loomis, Sayles & Company, L.P.	Class Y LSIIX

Admin Class LIGAX

Investment Goal

The Fund seeks high total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — June 30, 20234

					Expense Ratios[5]

	6 Months	1 Year	5 Years	10 Years	Gross	Net

Class Y
NAV	2.60%	1.20%	2.20%	2.62%	0.55%	0.49%

Class A
NAV	2.48	0.84	1.94	2.36	0.80	0.74
With 4.25% Maximum Sales Charge	-1.91	-3.44	1.07	1.92

Class C
NAV	2.14	0.21	1.18	1.74	1.55	1.49
With CDSC[1]	1.14	-0.77	1.18	1.74

Class N
NAV	2.52	1.14	2.25	2.69	0.47	0.44

Admin Class
NAV	2.36	0.59	1.67	2.12	1.05	0.99

Comparative Performance
Bloomberg U.S. Government/Credit Bond Index[2]	2.21	-0.70	1.03	1.66
Bloomberg U.S. Aggregate Bond Index[3]	2.09	-0.94	0.77	1.52

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis/performance.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase, and includes automatic conversion to Class A shares after eight years.

2

Bloomberg U.S. Government/Credit Bond Index is the non-securitized component of the U.S. Aggregate Index. The U.S. Government/Credit Bond Index includes investment grade, US dollar denominated, fixed rate Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and corporate securities. The U.S. Government/Credit Index was launched on January 1, 1979, with index history backfilled to 1973, and is a subset of the Bloomberg U.S. Aggregate Index.

3

Bloomberg U.S. Aggregate Bond Index is a broad based index that covers the U.S.-dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the U.S. Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/24. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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LOOMIS SAYLES STRATEGIC ALPHA FUND

Managers	Symbols

Matthew J. Eagan, CFA®	Class A LABAX

Brian P. Kennedy	Class C LABCX

Elaine M. Stokes	Class N LASNX

Todd P. Vandam, CFA®	Class Y LASYX

Loomis, Sayles & Company, L.P.

Investment Goal

The Fund seeks to provide an attractive absolute total return, complemented by prudent investment management designed to manage risks and protect investor capital. The secondary goal of the Fund is to achieve these returns with relatively low volatility.

Average Annual Total Returns — June 30, 20233

						Expense Ratios[4]

	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y
NAV	1.55%	3.14%	1.52%	2.15%	—%	0.75%	0.75%

Class A
NAV	1.53	2.86	1.28	1.90	—	1.00	1.00
With 4.25% Maximum Sales Charge	-2.83	-1.52	0.40	1.45	—

Class C
NAV	1.03	2.08	0.51	1.28	—	1.75	1.75
With CDSC[1]	0.04	1.10	0.51	1.28	—

Class N (Inception 5/1/17)
NAV	1.68	3.20	1.60	—	1.81	0.69	0.69

Comparative Performance
ICE BofA U.S. 3-Month Treasury Bill Index[2]	2.25	3.59	1.55	0.98	1.50
ICE BofA U.S. 3-Month Treasury Bill Index +300 basis points[2]	3.74	6.60	4.54	3.97	4.49

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase, and includes automatic conversion to Class A shares after eight years.

2

The ICE BofA U.S. 3-Month Treasury Bill Index is an unmanaged index that is comprised of a single U.S. Treasury issue with approximately three months to final maturity, purchased at the beginning of each month and held for one full month. ICE BofA U.S. 3 Month Treasury Bill Index +300 basis points is created by adding 3.00% to the annual return of the ICE BofA 3-Month Treasury Bill Index.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/24. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

3  |

LOOMIS SAYLES STRATEGIC INCOME FUND

Managers	Symbols

Matthew J. Eagan, CFA®	Class A NEFZX

Brian P. Kennedy	Class C NECZX

Elaine M. Stokes	Class N NEZNX

Loomis, Sayles & Company, L.P.	Class Y NEZYX

Admin Class NEZAX

Investment Goal

The Fund seeks high current income with a secondary objective of capital growth.

Average Annual Total Returns — June 30, 20234

					Expense Ratios[5]

	6 Months	1 Year	5 Years	10 Years	Gross	Net

Class Y
NAV	2.38%	3.41%	0.51%	2.33%	0.73%	0.69%

Class A
NAV	2.25	3.23	0.26	2.08	0.98	0.94
With 4.25% Maximum Sales Charge	-2.12	-1.20	-0.61	1.63

Class C
NAV	1.84	2.38	-0.49	1.46	1.73	1.69
With CDSC[1]	0.84	1.41	-0.49	1.46

Class N
NAV	2.41	3.46	0.58	2.40	0.64	0.64

Admin Class
NAV	2.14	2.89	0.01	1.82	1.23	1.19

Comparative Performance
Bloomberg U.S. Aggregate Bond Index[2]	2.09	-0.94	0.77	1.52
Bloomberg U.S. Universal Bond Index[3]	2.32	-0.04	0.98	1.80

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase, and includes automatic conversion to Class A shares after eight years.

2

Bloomberg U.S. Aggregate Bond Index is an unmanaged index that covers the U.S.-dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

3

Bloomberg U.S. Universal Bond Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, and the non-ERISA portion of the CMBS Index. Municipal debt, private placements, and non-dollar-denominated issues are excluded from the Universal Bond Index. The only constituent of the index that includes floating-rate debt is the Emerging Markets Index.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/24. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information, disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at im.natixis.com/funddocuments. A hard copy may be requested from the Fund at no charge by calling 800-225-5478.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectuses. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2023 through June 30, 2023. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each Fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

LOOMIS SAYLES HIGH INCOME FUND	BEGINNING ACCOUNT VALUE 1/1/2023	ENDING ACCOUNT VALUE 6/30/2023	EXPENSES PAID DURING PERIOD* 1/1/2023 – 6/30/2023
Class A
Actual	$1,000.00	$1,029.20	$5.03
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01
Class C
Actual	$1,000.00	$1,025.20	$8.79
Hypothetical (5% return before expenses)	$1,000.00	$1,016.12	$8.75
Class N
Actual	$1,000.00	$1,030.70	$3.52
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51
Class Y
Actual	$1,000.00	$1,030.50	$3.78
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.00%, 1.75%, 0.70% and 0.75% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

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LOOMIS SAYLES INVESTMENT GRADE BOND FUND	BEGINNING ACCOUNT VALUE 1/1/2023	ENDING ACCOUNT VALUE 6/30/2023	EXPENSES PAID DURING PERIOD* 1/1/2023 – 6/30/2023
Class A
Actual	$1,000.00	$1,024.80	$3.72
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	$3.71
Class C
Actual	$1,000.00	$1,021.40	$7.47
Hypothetical (5% return before expenses)	$1,000.00	$1,017.41	$7.45
Class N
Actual	$1,000.00	$1,025.20	$2.21
Hypothetical (5% return before expenses)	$1,000.00	$1,022.61	$2.21
Class Y
Actual	$1,000.00	$1,026.00	$2.46
Hypothetical (5% return before expenses)	$1,000.00	$1,022.37	$2.46
Admin Class
Actual	$1,000.00	$1,023.60	$4.97
Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$4.96

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.74%, 1.49%, 0.44%, 0.49% and 0.99% for Class A, C, N, Y and Admin Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

LOOMIS SAYLES STRATEGIC ALPHA FUND	BEGINNING ACCOUNT VALUE 1/1/2023	ENDING ACCOUNT VALUE 6/30/2023	EXPENSES PAID DURING PERIOD* 1/1/2023 – 6/30/2023
Class A
Actual	$1,000.00	$1,015.30	$5.00
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01
Class C
Actual	$1,000.00	$1,010.30	$8.72
Hypothetical (5% return before expenses)	$1,000.00	$1,016.12	$8.75
Class N
Actual	$1,000.00	$1,016.80	$3.50
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51
Class Y
Actual	$1,000.00	$1,015.50	$3.75
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.00%, 1.75%, 0.70% and 0.75% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

7  |

LOOMIS SAYLES STRATEGIC INCOME FUND	BEGINNING ACCOUNT VALUE 1/1/2023	ENDING ACCOUNT VALUE 6/30/2023	EXPENSES PAID DURING PERIOD* 1/1/2023 – 6/30/2023
Class A
Actual	$1,000.00	$1,022.50	$4.71
Hypothetical (5% return before expenses)	$1,000.00	$1,020.13	$4.71
Class C
Actual	$1,000.00	$1,018.40	$8.46
Hypothetical (5% return before expenses)	$1,000.00	$1,016.41	$8.45
Class N
Actual	$1,000.00	$1,024.10	$3.21
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.21
Class Y
Actual	$1,000.00	$1,023.80	$3.46
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.46
Admin Class
Actual	$1,000.00	$1,021.40	$5.96
Hypothetical (5% return before expenses)	$1,000.00	$1,018.89	$5.96

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.94%, 1.69%, 0.64%, 0.69% and 1.19% for Class A, C, N, Y and Admin Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

|  8

BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENTS

The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements at its June Board meeting.

In connection with these meetings, the Trustees receive materials that the Funds’ investment adviser (the “Adviser”) believes to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory fees, if any, and other expenses, including information comparing the Funds’ advisory fees, if any, to the fees charged to institutional accounts with similar strategies managed by the Adviser, if any, and to those of peer groups of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Adviser , including how profitability is determined for the Funds, and (v) information obtained through the completion by the Adviser of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, allocations to brokers affiliated with the Adviser and the use of “soft” commission dollars to pay for research and other similar services, (iv) the Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser and the Independent Trustees meet separately with independent legal counsel outside the presence of Adviser personnel.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. The information received by the Trustees generally includes, where available, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category of funds, total return information for various periods, performance rankings provided by a third-party data provider for various periods comparing a Fund against similarly categorized funds, and performance ratings provided by a different third-party rating organization. The portfolio management team for each Fund or other representatives of the Adviser make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.

The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2023. In the case of Loomis Sayles High Income Fund and Loomis Sayles Strategic Income Fund, the Board approved the Agreement for each Fund with an amendment that reduced each Fund’s advisory fee effective July 1, 2023. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Funds and the resources dedicated to the Funds by the Adviser and its affiliates. The Trustees also considered their experience with other funds advised by the Adviser, as well as the affiliation between the Adviser and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.

The Trustees considered not only the advisory services provided by the Adviser to the Funds, but also the benefits to the Funds from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration increases in the services provided resulting from new regulatory requirements, such as recent rules relating to the fair valuation of

9  |

investments and the use of derivatives, as well as from monitoring proposed rules, such as those relating to privacy and cybersecurity, environmental, social and governance-specific disclosures, and vendor oversight.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Adviser. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. The Trustees also received information about how comparative peer groups are constructed. The Board noted that while it found the data provided by the independent third-party data provider useful, it recognized its limitations, including, in particular, that notable differences may exist between the Funds and the performance comparisons (for example, with respect to investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the performance comparisons. In addition, the Trustees reviewed data prepared by an independent third-party rating organization that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.

The Board noted that, through December 31, 2022, each Fund’s one-, three- and five-year performance stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
Loomis Sayles High Income Fund	95%	92%	96%
Loomis Sayles Investment Grade Bond Fund	11%	6%	8%
Loomis Sayles Strategic Alpha Fund	63%	39%	45%
Loomis Sayles Strategic Income Fund	85%	87%	94%

In the case of each Fund that had performance that lagged that of a relevant category median as determined by the independent third-party data provider for certain periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s performance for a recent calendar year was stronger relative to its category (3) that the Fund’s performance was negatively impacted by certain higher conviction positions; (4) that the Fund had outperformed its relevant performance benchmark for the one-year periods ended December 31, 2022 and December 31, 2021; and (5) that the Fund’s longer-term (three- and five-year) performance was stronger relative to its category. The Board also considered information about the Funds’ more recent performance, including how performance over various periods had been impacted by various factors such as market and economic events.

The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Adviser and/or other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and administrative services, as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Adviser to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating each Fund’s advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund and the need for the Adviser to offer competitive compensation and the potential need to

|  10

expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that all of the Funds included have expense limitations in place, and they considered the amounts waived or reimbursed by the Adviser for certain Funds under their expense limitation agreements. The Trustees also considered that the current expenses for Loomis Sayles Strategic Alpha Fund were at the level of the Fund’s expense limitation. They further noted that management had proposed to reduce the expense limitation for Loomis Sayles High Income Fund and Loomis Sayles Strategic Income Fund on all share classes, effective as of July 1, 2023. The Board also considered that the fee and expense information reflected information as of a certain date and that historical asset levels may differ from current asset levels, particularly in a period of market volatility.

The Trustees also noted that management had proposed to reduce the advisory fee rate for Loomis Sayles High Income Fund and to reduce the advisory fee schedule for Loomis Sayles Strategic Income Fund. The Trustees further noted that Loomis Sayles Strategic Alpha Fund had a total advisory fee rate that was at the median of its peer group of funds.

The Trustees noted that each of Loomis Sayles Investment Grade Bond Fund, Loomis Sayles High Income Fund, and Loomis Sayles Strategic Income Fund had a total advisory fee rate that was above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified such relatively higher advisory fee rate, including that: (1) the advisory fee was only four basis points higher than the median of a peer group of funds for Loomis Sayles Investment Grade Bond Fund; (2) the advisory fee was only five basis points higher than the median of a peer group of funds for Loomis Sayles High Income Fund; (3) the advisory fee was only three basis points higher than the median of a peer group of funds for Loomis Sayles Strategic Income Fund; (4) management had proposed to reduce the expense limitation and advisory fee of Loomis Sayles High Income Fund; and (5) management had proposed to reduce the Loomis Sayles Strategic Income Fund’s advisory fee schedule, which is expected to reduce the Fund’s effective advisory fee rate by one basis point, and the proposed reduction in the Fund’s expense limitation (which had also been reduced last year) would further reduce the Fund’s effective advisory fee rate.

The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Adviser and its affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, whether the Adviser had implemented breakpoints and/or expense limitations with respect to such Funds and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available. The Board also noted the competitive nature of the global asset management industry.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations, which reduced the total expenses borne by shareholders. With respect to economies of scale, the Trustees noted that each of Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Strategic Alpha Fund, and Loomis Sayles Strategic Income Fund has breakpoints in its advisory fee and that each of the Funds was subject to an expense limitation. The Trustees also considered management’s proposal to reduce the expense limitations for Loomis Sayles High Income Fund and Loomis Sayles Strategic Income Fund. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment the Adviser has made into its business.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•

The effect of various factors and recent market and economic events, such as recent market volatility, geopolitical instability, aggressive domestic and foreign central bank policies, and lingering effects of the Covid-19 crisis, as applicable, on the performance, asset levels and expense ratios of each Fund.

11  |

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Funds.

•

So-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution and administrative services to the Funds, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements, reflecting the reduction in the advisory fee for Loomis Sayles High Income Fund and the reduction in the advisory fee schedule for Loomis Sayles Strategic Income Fund described above, should be continued through June 30, 2024.

|  12

LIQUIDITY RISK MANAGEMENT PROGRAM

Annual Report for the Period Commencing on January 1, 2022 and ending December 31, 2022

(including updates through June 30, 2023)

Effective December 1, 2018, the Funds adopted a liquidity risk management program (the “Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Rule”). The Rule requires registered open-end funds, including mutual funds and exchange-traded funds to establish liquidity risk management programs in order to effectively manage fund liquidity and mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The Rule requires the Funds to assess, manage and review their liquidity risk considering applicable factors during normal and foreseeable stressed conditions. In fulfilling this requirement, each Fund assesses and reviews (where applicable and amongst other matters) its investment strategy, portfolio holdings, possible investment concentrations, use of derivatives, short-term and long-term cash flow projections, use of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Each Program has established a Program Administrator (“Administrator”) which is the adviser of the Fund.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

Each Fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. If a Fund does not hold a majority of highly liquid investments in its portfolio, then the Fund is required to establish a highly liquid investment minimum (“HLIM”). Loomis Sayles High Income Fund, Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Strategic Alpha Fund and Loomis Sayles Strategic Income Fund have established an HLIM.

During the period from January 1, 2022 to December 31, 2022, there were no material changes to the Programs and no material events that impacted the operation of the Funds’ Programs. During the period, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any HLIM or illiquid security violations.

During the period January 1, 2023 through June 30, 2023, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any HLIM or illiquid security violations.

Annual Program Assessment and Conclusion

In the opinion of the Program Administrators, the Program of each Fund approved by the Funds’ Board is operating effectively. The Program Administrators have also monitored, assessed and managed each Fund’s liquidity risk regularly throughout the period.

Pursuant to the Rule’s requirements, the Board has received and reviewed a written report prepared by each Fund’s Program Administrator that addressed the operation of the Programs, assessed their adequacy and effectiveness and described any material changes made to the Programs.

13  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles High Income Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 91.4% of Net Assets
Non-Convertible Bonds — 86.7%
	ABS Home Equity — 0.1%
$104,654	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1 mo. USD LIBOR + 0.660%, 5.817%, 9/19/2045(a)	$59,906

	Aerospace & Defense — 1.3%
100,000	Bombardier, Inc., 6.000%, 2/15/2028, 144A	94,510
155,000	Bombardier, Inc., 7.125%, 6/15/2026, 144A	153,956
35,000	Moog, Inc., 4.250%, 12/15/2027, 144A	32,388
215,000	TransDigm, Inc., 4.875%, 5/01/2029	192,052
135,000	TransDigm, Inc., 6.750%, 8/15/2028, 144A	135,512

		608,418

	Airlines — 1.1%
70,000	Allegiant Travel Co., 7.250%, 8/15/2027, 144A	69,742
465,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	451,505

		521,247

	Automotive — 2.9%
15,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	14,135
85,000	Ford Motor Co., 3.250%, 2/12/2032	66,868
620,000	Ford Motor Credit Co. LLC, 2.300%, 2/10/2025	579,570
200,000	Ford Motor Credit Co. LLC, 6.950%, 6/10/2026	200,986
260,000	Nissan Motor Acceptance Co. LLC, 1.850%, 9/16/2026, 144A	220,574
55,000	Real Hero Merger Sub 2, Inc., 6.250%, 2/01/2029, 144A	45,100
85,000	Wheel Pros, Inc., 6.500%, 5/15/2029, 144A	25,619
150,000	ZF North America Capital, Inc., 6.875%, 4/14/2028, 144A	152,157

		1,305,009

	Banking — 4.0%
365,000	Barclays PLC, (fixed rate to 6/27/2033, variable rate thereafter), 7.119%, 6/27/2034	364,854
235,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	198,431
200,000	Intesa Sanpaolo SpA, 6.625%, 6/20/2033, 144A	199,266
250,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033, 144A	299,660
475,000	UBS Group AG, (fixed rate to 7/15/2025, variable rate thereafter), 6.373%, 7/15/2026, 144A	472,000
335,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	284,298

		1,818,509

	Brokerage — 0.1%
35,000	Coinbase Global, Inc., 3.375%, 10/01/2028, 144A	23,410
60,000	Coinbase Global, Inc., 3.625%, 10/01/2031, 144A	35,450

		58,860

	Building Materials — 2.4%
90,000	Builders FirstSource, Inc., 4.250%, 2/01/2032, 144A	78,313
40,000	Builders FirstSource, Inc., 5.000%, 3/01/2030, 144A	37,401
45,000	Camelot Return Merger Sub, Inc., 8.750%, 8/01/2028, 144A	42,525
415,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	349,390
60,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/2029, 144A	47,400
120,000	Foundation Building Materials, Inc., 6.000%, 3/01/2029, 144A	100,200
115,000	LBM Acquisition LLC, 6.250%, 1/15/2029, 144A	95,134
60,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.500%, 2/01/2030, 144A	49,500
70,000	Patrick Industries, Inc., 4.750%, 5/01/2029, 144A	60,122
50,000	Specialty Building Products Holdings LLC/SBP Finance Corp., 6.375%, 9/30/2026, 144A	47,240
	Building Materials — continued
$65,000	Standard Industries, Inc., 4.375%, 7/15/2030, 144A	$56,296
45,000	Summit Materials LLC/Summit Materials Finance Corp., 5.250%, 1/15/2029, 144A	42,515
90,000	Victors Merger Corp., 6.375%, 5/15/2029, 144A	61,200

		1,067,236

	Cable Satellite — 9.4%
210,000	Altice Financing SA, 5.000%, 1/15/2028, 144A	167,824
240,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	193,884
515,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	389,220
175,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030, 144A	149,640
240,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.000%, 2/01/2028, 144A	218,662
260,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027, 144A	242,124
30,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.500%, 5/01/2026, 144A	29,251
2,155,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	958,839
405,000	CSC Holdings LLC, 5.000%, 11/15/2031, 144A	188,612
250,000	CSC Holdings LLC, 5.750%, 1/15/2030	118,042
210,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/2027, 144A	190,183
210,000	DISH DBS Corp., 5.125%, 6/01/2029	97,513
130,000	DISH DBS Corp., 5.250%, 12/01/2026, 144A	104,282
150,000	DISH DBS Corp., 5.750%, 12/01/2028, 144A	111,568
150,000	DISH DBS Corp., 7.375%, 7/01/2028	80,250
420,000	DISH DBS Corp., 7.750%, 7/01/2026	257,445
135,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.500%, 9/15/2028, 144A	78,781
10,000	Sirius XM Radio, Inc., 3.875%, 9/01/2031, 144A	7,733
85,000	Telesat Canada/Telesat LLC, 5.625%, 12/06/2026, 144A	52,456
80,000	Viasat, Inc., 6.500%, 7/15/2028, 144A	67,800
245,000	Virgin Media Secured Finance PLC, 5.500%, 5/15/2029, 144A	221,616
380,000	Ziggo Bond Co. BV, 6.000%, 1/15/2027, 144A	348,772

		4,274,497

	Chemicals — 0.5%
110,000	ASP Unifrax Holdings, Inc., 5.250%, 9/30/2028, 144A	79,412
5,000	Chemours Co., 4.625%, 11/15/2029, 144A	4,226
170,000	Hercules LLC, 6.500%, 6/30/2029	157,486

		241,124

	Consumer Cyclical Services — 3.3%
245,000	ADT Security Corp., 4.125%, 8/01/2029, 144A	211,619
60,000	ANGI Group LLC, 3.875%, 8/15/2028, 144A	48,990
5,000	Arches Buyer, Inc., 4.250%, 6/01/2028, 144A	4,351
35,000	Arches Buyer, Inc., 6.125%, 12/01/2028, 144A	30,165
45,000	Match Group Holdings II LLC, 3.625%, 10/01/2031, 144A	36,987
30,000	Match Group Holdings II LLC, 5.000%, 12/15/2027, 144A	27,822
160,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.750%, 1/15/2029, 144A	119,714
1,035,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	952,612
60,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	61,147

		1,493,407

	Consumer Products — 0.6%
80,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 4.750%, 1/15/2029, 144A	73,760
110,000	Energizer Holdings, Inc., 4.375%, 3/31/2029, 144A	94,787
40,000	Prestige Brands, Inc., 3.750%, 4/01/2031, 144A	33,116
75,000	Tempur Sealy International, Inc., 3.875%, 10/15/2031, 144A	61,099

		262,762

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Diversified Manufacturing — 0.4%
$55,000	Chart Industries, Inc., 7.500%, 1/01/2030, 144A	$56,114
80,000	Madison IAQ LLC, 5.875%, 6/30/2029, 144A	64,793
80,000	Resideo Funding, Inc., 4.000%, 9/01/2029, 144A	66,368

		187,275

	Electric — 1.2%
270,000	Calpine Corp., 4.500%, 2/15/2028, 144A	244,440
40,000	Calpine Corp., 5.250%, 6/01/2026, 144A	38,628
5,000	Clearway Energy Operating LLC, 3.750%, 2/15/2031, 144A	4,149
110,000	NRG Energy, Inc., 3.625%, 2/15/2031, 144A	85,871
40,000	NRG Energy, Inc., 3.875%, 2/15/2032, 144A	30,820
70,000	PG&E Corp., 5.000%, 7/01/2028	64,232
25,000	PG&E Corp., 5.250%, 7/01/2030	22,407
40,000	Talen Energy Supply LLC, 8.625%, 6/01/2030, 144A	41,400

		531,947

	Environmental — 0.5%
150,000	Covanta Holding Corp., 4.875%, 12/01/2029, 144A	129,750
105,000	GFL Environmental, Inc., 4.000%, 8/01/2028, 144A	93,875

		223,625

	Finance Companies — 4.1%
115,000	Cobra AcquisitionCo LLC, 6.375%, 11/01/2029, 144A	81,075
80,437	Global Aircraft Leasing Co. Ltd., 7.250% PIK or 6.500% Cash, 9/15/2024, 144A(b)	73,628
80,000	Home Point Capital, Inc., 5.000%, 2/01/2026, 144A	71,727
300,000	Navient Corp., 4.875%, 3/15/2028	256,902
120,000	Navient Corp., 5.500%, 3/15/2029	102,308
30,000	Navient Corp., 6.750%, 6/25/2025	29,496
210,000	OneMain Finance Corp., 3.500%, 1/15/2027	180,168
60,000	OneMain Finance Corp., 4.000%, 9/15/2030	46,200
20,000	OneMain Finance Corp., 5.375%, 11/15/2029	17,003
145,000	OneMain Finance Corp., 7.125%, 3/15/2026	142,461
115,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/2025, 144A	101,200
40,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	35,400
15,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026	13,275
75,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029	63,035
20,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	16,809
230,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	186,497
595,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	465,433

		1,882,617

	Financial Other — 2.4%
210,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025	49,810
213,200	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031, 144A	13,074
175,600	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031, 144A	23,134
21,792	CFLD Cayman Investment Ltd., Zero Coupon, 0.000%-9.990%, 1/31/2031, 144A(c)	654
200,000	China Aoyuan Group Ltd., 6.200%, 3/24/2026(d)	9,599
200,000	China Evergrande Group, 8.750%, 6/28/2025(d)	12,136
213,776	Easy Tactic Ltd., 7.500% PIK or 6.500% Cash, 7/11/2027(e)	18,286
220,000	Fantasia Holdings Group Co. Ltd., 11.875%, 6/01/2023(d)	12,902
5,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.750%, 9/15/2024	4,777
495,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	426,888
70,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.375%, 12/15/2025	65,072
	Financial Other — continued
$200,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(d)	$13,612
200,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(d)	12,377
400,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(d)	27,224
100,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030, 144A	81,120
265,000	Nationstar Mortgage Holdings, Inc., 5.750%, 11/15/2031, 144A	217,683
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(d)	14,524
200,000	Sunac China Holdings Ltd., 6.500%, 1/26/2026(d)	29,243
200,000	Sunac China Holdings Ltd., 6.650%, 8/03/2024(d)	32,560
200,000	Times China Holdings Ltd., 6.200%, 3/22/2026(d)	13,264
400,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(d)	16,673
400,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(d)	14,000
200,000	Zhenro Properties Group Ltd., 6.700%, 8/04/2026(d)	4,000

		1,112,612

	Food & Beverage — 1.2%
40,000	Aramark Services, Inc., 5.000%, 2/01/2028, 144A	37,702
65,000	HLF Financing Sarl LLC/Herbalife International, Inc., 4.875%, 6/01/2029, 144A	46,330
145,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/2032, 144A	129,525
70,000	Performance Food Group, Inc., 4.250%, 8/01/2029, 144A	62,322
90,000	Performance Food Group, Inc., 5.500%, 10/15/2027, 144A	86,718
90,000	Post Holdings, Inc., 4.625%, 4/15/2030, 144A	78,872
35,000	Post Holdings, Inc., 5.750%, 3/01/2027, 144A	34,164
65,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/01/2029, 144A	52,079

		527,712

	Gaming — 3.1%
115,000	Caesars Entertainment, Inc., 6.250%, 7/01/2025, 144A	114,467
200,000	Melco Resorts Finance Ltd., 5.375%, 12/04/2029, 144A	165,266
200,000	Sands China Ltd., 3.350%, 3/08/2029	166,638
330,000	Sands China Ltd., 4.875%, 6/18/2030	293,724
225,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	223,799
140,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026, 144A	132,261
250,000	Wynn Macau Ltd., 5.125%, 12/15/2029, 144A	210,015
90,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029, 144A	80,657

		1,386,827

	Government Owned – No Guarantee — 0.2%
125,000	Petroleos Mexicanos, 5.950%, 1/28/2031	91,319

	Government Sponsored — 0.2%
75,000	Petrobras Global Finance BV, 6.500%, 7/03/2033	73,388

	Health Care REITs — 0.0%
10,000	MPT Operating Partnership LP/MPT Finance Corp., 3.500%, 3/15/2031	6,890

	Health Insurance — 0.1%
60,000	Molina Healthcare, Inc., 3.875%, 5/15/2032, 144A	50,301

	Healthcare — 2.1%
110,000	AdaptHealth LLC, 5.125%, 3/01/2030, 144A	89,100
60,000	AHP Health Partners, Inc., 5.750%, 7/15/2029, 144A	51,734
225,000	CHS/Community Health Systems, Inc., 5.250%, 5/15/2030, 144A	177,239
205,000	DaVita, Inc., 3.750%, 2/15/2031, 144A	163,904
100,000	Encompass Health Corp., 4.750%, 2/01/2030	91,050
80,000	Garden Spinco Corp., 8.625%, 7/20/2030, 144A	85,980
35,000	Hologic, Inc., 3.250%, 2/15/2029, 144A	30,622
180,000	LifePoint Health, Inc., 5.375%, 1/15/2029, 144A	106,317
105,000	Medline Borrower LP, 3.875%, 4/01/2029, 144A	91,252

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Healthcare — continued
$60,000	RP Escrow Issuer LLC, 5.250%, 12/15/2025, 144A	$44,262
50,000	U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026, 144A	42,812

		974,272

	Home Construction — 0.2%
60,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.875%, 2/15/2030, 144A	47,081
1,200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(d)(f)	—
50,000	Empire Communities Corp., 7.000%, 12/15/2025, 144A	47,250

		94,331

	Independent Energy — 6.5%
45,000	Antero Resources Corp., 5.375%, 3/01/2030, 144A	41,659
10,000	Apache Corp., 4.750%, 4/15/2043	7,350
120,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.000%, 11/01/2026, 144A	116,120
45,000	Baytex Energy Corp., 8.500%, 4/30/2030, 144A	43,946
135,000	Baytex Energy Corp., 8.750%, 4/01/2027, 144A	136,711
50,000	Callon Petroleum Co., 7.500%, 6/15/2030, 144A	47,194
55,000	Callon Petroleum Co., 8.000%, 8/01/2028, 144A	54,390
95,000	Chesapeake Energy Corp., 5.500%, 2/01/2026, 144A	92,621
120,000	Chesapeake Energy Corp., 6.750%, 4/15/2029, 144A	119,068
40,000	Chord Energy Corp., 6.375%, 6/01/2026, 144A	39,655
155,000	Civitas Resources, Inc., 8.375%, 7/01/2028, 144A	156,751
70,000	Comstock Resources, Inc., 6.750%, 3/01/2029, 144A	64,046
255,000	Continental Resources, Inc., 2.875%, 4/01/2032, 144A	195,918
5,000	Continental Resources, Inc., 4.900%, 6/01/2044	3,885
155,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	147,352
75,000	Crescent Energy Finance LLC, 7.250%, 5/01/2026, 144A	70,388
45,000	Gulfport Energy Corp., 8.000%, 5/17/2026, 144A	45,212
150,000	Matador Resources Co., 5.875%, 9/15/2026	145,357
40,000	MEG Energy Corp., 5.875%, 2/01/2029, 144A	37,617
60,000	Murphy Oil Corp., 5.875%, 12/01/2042	49,861
170,000	Northern Oil & Gas, Inc., 8.125%, 3/01/2028, 144A	166,600
60,000	Northern Oil & Gas, Inc., 8.750%, 6/15/2031, 144A	58,950
80,000	Occidental Petroleum Corp., 6.450%, 9/15/2036	82,104
250,000	Occidental Petroleum Corp., 6.600%, 3/15/2046	257,387
145,000	Occidental Petroleum Corp., 6.625%, 9/01/2030	150,670
60,000	Occidental Petroleum Corp., 7.500%, 5/01/2031	65,510
40,000	Occidental Petroleum Corp., 7.875%, 9/15/2031	44,592
10,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	11,494
40,000	Permian Resources Operating LLC, 5.375%, 1/15/2026, 144A	38,029
60,000	Permian Resources Operating LLC, 5.875%, 7/01/2029, 144A	56,521
50,000	Permian Resources Operating LLC, 6.875%, 4/01/2027, 144A	49,250
45,000	Range Resources Corp., 8.250%, 1/15/2029	46,854
15,000	SM Energy Co., 5.625%, 6/01/2025	14,658
105,000	SM Energy Co., 6.750%, 9/15/2026	102,344
45,000	Southwestern Energy Co., 5.375%, 2/01/2029	42,375
75,000	Strathcona Resources Ltd., 6.875%, 8/01/2026, 144A	65,654
65,000	Tap Rock Resources LLC, 7.000%, 10/01/2026, 144A	66,950

		2,935,043

	Industrial Other — 0.2%
60,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 2/01/2026, 144A	56,815
50,000	Installed Building Products, Inc., 5.750%, 2/01/2028, 144A	47,092

		103,907

	Leisure — 3.9%
295,000	Carnival Corp., 5.750%, 3/01/2027, 144A	271,574
70,000	Cinemark USA, Inc., 5.250%, 7/15/2028, 144A	61,573
	Leisure — continued
$10,000	NCL Corp. Ltd., 5.875%, 3/15/2026	$9,356
410,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	383,581
70,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	63,001
125,000	Royal Caribbean Cruises Ltd., 3.700%, 3/15/2028	108,637
170,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026, 144A	156,052
320,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	298,413
30,000	Royal Caribbean Cruises Ltd., 11.625%, 8/15/2027, 144A	32,623
50,000	SeaWorld Parks & Entertainment, Inc., 5.250%, 8/15/2029, 144A	44,754
85,000	Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/01/2027, 144A	78,425
75,000	Viking Cruises Ltd., 5.875%, 9/15/2027, 144A	68,934
35,000	Viking Cruises Ltd., 7.000%, 2/15/2029, 144A	32,550
190,000	Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029, 144A	173,850

		1,783,323

	Lodging — 1.6%
155,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.875%, 7/01/2031, 144A	130,035
110,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	97,620
160,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	138,090
150,000	Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028	135,000
255,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	216,961
20,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	16,925

		734,631

	Media Entertainment — 1.3%
310,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026, 144A(d)	10,463
140,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027, 144A(d)	3,523
80,000	iHeartCommunications, Inc., 4.750%, 1/15/2028	60,311
395,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	297,785
20,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	15,294
55,000	Nexstar Media, Inc., 5.625%, 7/15/2027, 144A	51,265
60,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.000%, 8/15/2027, 144A	54,462
35,000	Playtika Holding Corp., 4.250%, 3/15/2029, 144A	31,062
65,000	Stagwell Global LLC, 5.625%, 8/15/2029, 144A	55,947

		580,112

	Metals & Mining — 2.6%
120,000	ATI, Inc., 4.875%, 10/01/2029	108,023
25,000	ATI, Inc., 5.875%, 12/01/2027	24,194
80,000	Commercial Metals Co., 4.125%, 1/15/2030	71,192
550,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	536,525
5,000	GrafTech Finance, Inc., 4.625%, 12/15/2028, 144A	4,063
70,000	GrafTech Global Enterprises, Inc., 9.875%, 12/15/2028, 144A	69,454
110,000	Mineral Resources Ltd., 8.125%, 5/01/2027, 144A	110,015
190,000	Novelis Corp., 4.750%, 1/30/2030, 144A	168,854
76,000	U.S. Steel Corp., 6.875%, 3/01/2029	75,173
40,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	29,748

		1,197,241

	Midstream — 5.1%
85,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, 6/15/2029, 144A	78,980
25,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 7.875%, 5/15/2026, 144A	25,355

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Midstream — continued
$105,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.625%, 12/15/2025, 144A	$106,143
80,000	Buckeye Partners LP, 5.600%, 10/15/2044	57,600
55,000	Buckeye Partners LP, 5.850%, 11/15/2043	40,700
145,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	127,671
65,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.000%, 2/01/2029, 144A	60,694
80,000	EnLink Midstream LLC, 6.500%, 9/01/2030, 144A	79,911
15,000	EnLink Midstream Partners LP, 5.050%, 4/01/2045	11,966
30,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	24,660
125,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	104,653
65,000	EQM Midstream Partners LP, 5.500%, 7/15/2028	61,504
41,000	EQM Midstream Partners LP, 6.000%, 7/01/2025, 144A	40,547
105,000	EQM Midstream Partners LP, 6.500%, 7/01/2027, 144A	103,559
50,000	EQM Midstream Partners LP, 6.500%, 7/15/2048	45,218
55,000	EQM Midstream Partners LP, 7.500%, 6/01/2027, 144A	55,526
80,000	EQM Midstream Partners LP, 7.500%, 6/01/2030, 144A	80,956
80,000	Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/01/2026, 144A	74,407
10,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.750%, 2/01/2028	9,511
150,000	Hess Midstream Operations LP, 4.250%, 2/15/2030, 144A	130,875
5,000	Hess Midstream Operations LP, 5.125%, 6/15/2028, 144A	4,679
5,000	Holly Energy Partners LP/Holly Energy Finance Corp., 5.000%, 2/01/2028, 144A	4,612
70,000	Holly Energy Partners LP/Holly Energy Finance Corp., 6.375%, 4/15/2027, 144A	69,148
105,000	Kinetik Holdings LP, 5.875%, 6/15/2030, 144A	99,801
70,000	NuStar Logistics LP, 5.750%, 10/01/2025	68,247
65,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.000%, 6/01/2031, 144A	54,415
50,000	Sunoco LP/Sunoco Finance Corp., 4.500%, 5/15/2029	44,360
110,000	Targa Resources Corp., 6.125%, 3/15/2033	112,397
40,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	36,966
75,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030	72,178
225,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033, 144A	184,249
50,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031, 144A	42,998
160,000	Western Midstream Operating LP, 5.300%, 3/01/2048	133,556
55,000	Western Midstream Operating LP, 5.500%, 2/01/2050	45,049
5,000	Western Midstream Operating LP, 6.150%, 4/01/2033	5,039

		2,298,130

	Non-Agency Commercial Mortgage-Backed Securities — 2.2%
95,154	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1 mo. USD LIBOR + 3.500%, 8.693%, 11/15/2031, 144A(a)	77,974
214,097	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1 mo. USD LIBOR + 4.500%, 9.693%, 11/15/2031, 144A(a)	153,917
1,020,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	551,064
380,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, 1 mo. USD LIBOR + 3.500%, 8.694%, 11/15/2027, 144A(a)(f)(g)	84,075
420,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, 1 mo. USD LIBOR + 4.400%, 9.594%, 11/15/2027, 144A(a)(f)(g)	21,000
60,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C, 4.257%, 11/15/2059(h)	42,538
	Non-Agency Commercial Mortgage-Backed Securities — continued
$56,768	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 6.050%, 3/15/2044, 144A(h)	$12,702
80,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.473%, 12/15/2045(h)	55,000

		998,270

	Oil Field Services — 1.3%
45,000	Precision Drilling Corp., 6.875%, 1/15/2029, 144A	40,658
60,000	Solaris Midstream Holdings LLC, 7.625%, 4/01/2026, 144A	58,066
361,563	Transocean Poseidon Ltd., 6.875%, 2/01/2027, 144A	356,591
25,000	Transocean Titan Financing Ltd., 8.375%, 2/01/2028, 144A	25,531
90,000	Weatherford International Ltd., 8.625%, 4/30/2030, 144A	91,372

		572,218

	Other REITs — 0.4%
145,000	Service Properties Trust, 4.750%, 10/01/2026	125,878
40,000	Service Properties Trust, 7.500%, 9/15/2025	39,280

		165,158

	Packaging — 0.2%
45,000	Graham Packaging Co., Inc., 7.125%, 8/15/2028, 144A	38,419
5,000	LABL, Inc., 5.875%, 11/01/2028, 144A	4,547
55,000	Sealed Air Corp/Sealed Air Corp. US, 6.125%, 2/01/2028, 144A	54,595

		97,561

	Pharmaceuticals — 4.5%
275,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028, 144A	163,680
565,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	234,475
55,000	Bausch Health Cos., Inc., 6.125%, 2/01/2027, 144A	35,211
200,000	Cheplapharm Arzneimittel GmbH, 5.500%, 1/15/2028, 144A	181,914
240,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.000%, 6/30/2028, 144A(d)	13,176
30,000	Endo Luxembourg Finance Co. I Sarl/Endo U.S., Inc., 6.125%, 4/01/2029, 144A	22,200
200,000	Grifols Escrow Issuer SA, 4.750%, 10/15/2028, 144A	173,576
200,000	Perrigo Finance Unlimited Co., 4.650%, 6/15/2030	176,981
325,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	288,817
195,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	174,729
565,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	371,391
200,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	206,106

		2,042,256

	Property & Casualty Insurance — 1.2%
40,000	Acrisure LLC/Acrisure Finance, Inc., 4.250%, 2/15/2029, 144A	34,528
105,000	Acrisure LLC/Acrisure Finance, Inc., 6.000%, 8/01/2029, 144A	90,911
100,000	AmWINS Group, Inc., 4.875%, 6/30/2029, 144A	90,298
55,000	AssuredPartners, Inc., 5.625%, 1/15/2029, 144A	47,604
65,000	BroadStreet Partners, Inc., 5.875%, 4/15/2029, 144A	56,390
145,000	HUB International Ltd., 7.250%, 6/15/2030, 144A	149,727
125,000	Liberty Mutual Group, Inc., 4.300%, 2/01/2061, 144A	78,290

		547,748

	Refining — 0.3%
19,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.000%, 4/15/2025, 144A	19,641
125,000	CVR Energy, Inc., 5.250%, 2/15/2025, 144A	120,517
5,000	Parkland Corp., 4.500%, 10/01/2029, 144A	4,338

		144,496

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Restaurants — 1.2%
$405,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028, 144A	$370,240
125,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.750%, 6/01/2027, 144A	120,652
65,000	Papa John’s International, Inc., 3.875%, 9/15/2029, 144A	55,023

		545,915

	Retailers — 1.4%
15,000	Asbury Automotive Group, Inc., 4.500%, 3/01/2028	13,752
90,000	Asbury Automotive Group, Inc., 4.625%, 11/15/2029, 144A	79,886
83,000	Asbury Automotive Group, Inc., 4.750%, 3/01/2030	73,753
25,000	Bath & Body Works, Inc., 5.250%, 2/01/2028	23,768
40,000	Bath & Body Works, Inc., 6.750%, 7/01/2036	35,989
55,000	Bath & Body Works, Inc., 6.875%, 11/01/2035	50,324
40,000	Ken Garff Automotive LLC, 4.875%, 9/15/2028, 144A	35,181
35,000	Lithia Motors, Inc., 4.375%, 1/15/2031, 144A	30,212
5,000	Macy’s Retail Holdings LLC, 5.875%, 4/01/2029, 144A	4,563
65,000	Michaels Cos., Inc., 7.875%, 5/01/2029, 144A	43,796
60,000	NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026, 144A	55,847
85,000	Sonic Automotive, Inc., 4.625%, 11/15/2029, 144A	71,183
120,000	Sonic Automotive, Inc., 4.875%, 11/15/2031, 144A	98,470

		616,724

	Supermarkets — 0.3%
165,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/2027, 144A	156,338

	Technology — 5.3%
155,000	Block, Inc., 2.750%, 6/01/2026	141,126
70,000	Cloud Software Group, Inc., 6.500%, 3/31/2029, 144A	62,327
665,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	462,884
35,000	Dun & Bradstreet Corp., 5.000%, 12/15/2029, 144A	30,861
80,000	Elastic NV, 4.125%, 7/15/2029, 144A	69,014
60,000	Everi Holdings, Inc., 5.000%, 7/15/2029, 144A	52,546
5,000	Gartner, Inc., 3.750%, 10/01/2030, 144A	4,355
110,000	Gen Digital, Inc., 6.750%, 9/30/2027, 144A	109,690
160,000	GoTo Group, Inc., 5.500%, 9/01/2027, 144A	88,020
185,000	Iron Mountain, Inc., 4.500%, 2/15/2031, 144A	158,957
110,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	98,465
5,000	Iron Mountain, Inc., 5.250%, 7/15/2030, 144A	4,505
155,000	Micron Technology, Inc., 6.750%, 11/01/2029	161,121
125,000	NCR Corp., 5.000%, 10/01/2028, 144A	111,554
45,000	NCR Corp., 5.125%, 4/15/2029, 144A	39,837
205,000	Neptune Bidco U.S., Inc., 9.290%, 4/15/2029, 144A	188,192
200,000	Newfold Digital Holdings Group, Inc., 6.000%, 2/15/2029, 144A	150,028
5,000	Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.000%, 6/15/2029, 144A	3,930
70,000	Presidio Holdings, Inc., 8.250%, 2/01/2028, 144A	66,650
70,000	Rackspace Technology Global, Inc., 5.375%, 12/01/2028, 144A	22,137
40,000	Sabre Global, Inc., 11.250%, 12/15/2027, 144A	33,900
5,000	Seagate HDD Cayman, 4.091%, 6/01/2029	4,399
40,000	Seagate HDD Cayman, 4.875%, 6/01/2027	38,296
90,000	Seagate HDD Cayman, 8.250%, 12/15/2029, 144A	94,002
120,000	Sensata Technologies, Inc., 3.750%, 2/15/2031, 144A	102,659
50,000	Sensata Technologies, Inc., 4.375%, 2/15/2030, 144A	44,712
70,000	Ziff Davis, Inc., 4.625%, 10/15/2030, 144A	60,628

		2,404,795

	Transportation Services — 0.6%
305,000	Rand Parent LLC, 8.500%, 2/15/2030, 144A	276,156

	Treasuries — 2.0%
915,000	U.S. Treasury Notes, 0.125%, 7/15/2023	913,477

	Wireless — 1.8%
$230,000	Altice France SA, 5.125%, 1/15/2029, 144A	$163,966
400,000	IHS Holding Ltd., 6.250%, 11/29/2028, 144A	326,216
25,000	SBA Communications Corp., 3.125%, 2/01/2029	21,192
25,000	SBA Communications Corp., 3.875%, 2/15/2027	23,030
330,000	SoftBank Group Corp., 4.625%, 7/06/2028	285,186

		819,590

	Wirelines — 1.4%
55,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	45,059
215,000	Frontier Communications Holdings LLC, 5.875%, 10/15/2027, 144A	197,319
65,000	Level 3 Financing, Inc., 3.625%, 1/15/2029, 144A	38,984
95,000	Level 3 Financing, Inc., 4.250%, 7/01/2028, 144A	61,167
225,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	190,870
120,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.750%, 4/15/2028, 144A	99,588

		632,987

	Total Non-Convertible Bonds (Identified Cost $50,268,838)	39,420,167

Convertible Bonds — 4.7%
	Airlines — 0.5%
215,000	Southwest Airlines Co., 1.250%, 5/01/2025	246,497

	Cable Satellite — 1.5%
1,265,000	DISH Network Corp., 3.375%, 8/15/2026	641,988
80,000	DISH Network Corp., Zero Coupon, 6.944%-33.164%, 12/15/2025(c)	42,503

		684,491

	Consumer Cyclical Services — 0.1%
20,000	Zillow Group, Inc., 1.375%, 9/01/2026	25,150

	Consumer Products — 0.1%
65,000	Beauty Health Co., 1.250%, 10/01/2026, 144A	50,984

	Gaming — 0.1%
40,000	Penn Entertainment, Inc., 2.750%, 5/15/2026	49,560

	Healthcare — 0.7%
60,000	Lantheus Holdings, Inc., 2.625%, 12/15/2027, 144A	77,736
315,000	Teladoc Health, Inc., 1.250%, 6/01/2027	250,425

		328,161

	Independent Energy — 0.2%
90,000	Northern Oil & Gas, Inc., 3.625%, 4/15/2029, 144A	100,370

	Leisure — 0.2%
85,000	NCL Corp. Ltd., 1.125%, 2/15/2027	78,173

	Pharmaceuticals — 1.0%
325,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	326,724
150,000	Livongo Health, Inc., 0.875%, 6/01/2025	135,510

		462,234

	Technology — 0.3%
115,000	Unity Software, Inc., Zero Coupon, 7.197%-7.449%, 11/15/2026(c)	91,828
20,000	Wolfspeed, Inc., 0.250%, 2/15/2028	15,320
40,000	Wolfspeed, Inc., 1.875%, 12/01/2029, 144A	30,840

		137,988

	Total Convertible Bonds (Identified Cost $3,192,530)	2,163,608

	Total Bonds and Notes (Identified Cost $53,461,368)	41,583,775

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
Collateralized Loan Obligations — 2.5%
$250,000	Battalion CLO XVI Ltd., Series 2019-16A, Class ER, 3 mo. USD LIBOR + 6.600%, 11.850%, 12/19/2032, 144A(a)	$216,385
250,000	NYACK Park CLO Ltd., Series 2021-1A, Class E, 3 mo. USD LIBOR + 6.100%, 11.350%, 10/20/2034, 144A(a)	220,643
250,000	Octagon Investment Partners 44 Ltd., Series 2019-1A, Class ER, 3 mo. USD LIBOR + 6.750%, 12.010%, 10/15/2034, 144A(a)	203,177
260,000	Palmer Square CLO Ltd., Series 2021-4A, Class E, 3 mo. USD LIBOR + 6.050%, 11.310%, 10/15/2034, 144A(a)	250,618
250,000	Palmer Square CLO Ltd., Series 2021-3A, Class E, 3 mo. USD LIBOR + 6.150%, 11.410%, 1/15/2035, 144A(a)	233,664

	Total Collateralized Loan Obligations (Identified Cost $1,260,000)	1,124,487

Senior Loans — 0.9%
	Leisure — 0.3%
78,174	Carnival Corp., USD Term Loan B, 1 mo. USD SOFR + 3.000%, 8.217%, 6/30/2025(a)(i)	78,003
29,848	Carnival Corp., 2021 Incremental Term Loan B, 1 mo. USD SOFR + 3.250%, 8.467%, 10/18/2028(a)(i)	29,550
	Media Entertainment — 0.5%
247,227	MH Sub I LLC, 2023 Term Loan, 1 mo. USD SOFR + 4.250%, 9.353%, 5/03/2028(a)(j)	236,844

	Property & Casualty Insurance — 0.1%
55,859	USI, Inc., 2022 Incremental Term Loan, 11/22/2029(k)	55,719

	Total Senior Loans (Identified Cost $403,733)	400,116

Shares
Preferred Stocks — 0.3%
	Technology — 0.3%
2,657	Clarivate PLC, Series A, 5.250% (Identified Cost $136,527)	109,070

Common Stocks — 0.1%
	Energy Equipment & Services — 0.0%
10,149	McDermott International Ltd.(g)	1,827

	Media — 0.1%
9,786	iHeartMedia, Inc., Class A(g)	35,621

	Oil, Gas & Consumable Fuels — 0.0%
3,650	Battalion Oil Corp.(g)	20,841

	Total Common Stocks (Identified Cost $841,517)	58,289

Warrants — 0.0%
20,319	McDermott International Ltd., Tranche A, Expiration on 5/1/2024(f)(g)	—
22,577	McDermott International Ltd., Tranche B, Expiration on 5/1/2024(f)(g)	—

	Total Warrants (Identified Cost $31,517)	—

Other Investments — 0.0%
	Aircraft ABS — 0.0%
100	ECAF I Blocker Ltd.(f)(g)(l) (Identified Cost $1,000,000)	—

Principal Amount	Description	Value (†)
Short-Term Investments — 4.2%
$1,018,394	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2023 at 2.300% to be repurchased at $1,018,589 on 7/03/2023 collateralized by $1,103,200 U.S. Treasury Note, 2.625% due 5/31/2027 valued at $1,038,821 including accrued interest (Note 2 of Notes to Financial Statements)	$1,018,394
915,000	U.S. Treasury Bills, 5.170%-5.210%, 10/17/2023(m)(n)	900,963

	Total Short-Term Investments (Identified Cost $1,919,247)	1,919,357

	Total Investments — 99.4% (Identified Cost $59,053,909)	45,195,094
	Other assets less liabilities — 0.6%	293,488

	Net Assets — 100.0%	$45,488,582

(†)	See Note 2 of Notes to Financial Statements.
(a)	Variable rate security. Rate as of June 30, 2023 is disclosed.
(b)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended June 30, 2023, interest payments were made in cash.
(c)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended June 30, 2023, interest payments were made in principal.
(f)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(g)	Non-income producing security.
(h)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2023 is disclosed.
(i)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 0.75%, to which the spread is added.
(j)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 0.50%, to which the spread is added.
(k)	Position is unsettled. Contract rate was not determined at June 30, 2023 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(l)	Securities subject to restriction on resale. At June 30, 2023, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
ECAF I Blocker Ltd.	12/20/2016	$1,000,000	$—	Less than 0.1%

(m)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(n)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles High Income Fund – (continued)

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the value of Rule 144A holdings amounted to $29,874,074 or 65.7% of net assets.
ABS	Asset-Backed Securities
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

Industry Summary at June 30, 2023 (Unaudited)

Cable Satellite	10.9%
Independent Energy	6.7
Technology	5.9
Pharmaceuticals	5.5
Midstream	5.1
Leisure	4.4
Finance Companies	4.1
Banking	4.0
Consumer Cyclical Services	3.4
Gaming	3.2
Automotive	2.9
Healthcare	2.8
Metals & Mining	2.6
Financial Other	2.4
Building Materials	2.4
Non-Agency Commercial Mortgage-Backed Securities	2.2
Treasuries	2.0
Other Investments, less than 2% each	22.2
Short-Term Investments	4.2
Collateralized Loan Obligations	2.5

Total Investments	99.4
Other assets less liabilities	0.6

Net Assets	100.0%

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Investment Grade Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 73.7% of Net Assets
Non-Convertible Bonds — 72.2%
	ABS Car Loan — 3.9%
$652,595	American Credit Acceptance Receivables Trust, Series 2019-3, Class D, 2.890%, 9/12/2025, 144A	$651,626
3,200,000	American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.460%, 3/13/2028, 144A	2,996,521
1,785,000	American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.860%, 2/15/2029, 144A	1,814,805
13,370,000	American Credit Acceptance Receivables Trust, Series 2023-2, Class C, 5.960%, 8/13/2029, 144A	13,207,933
25,880,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class D, 3.620%, 3/18/2025	25,738,716
12,340,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class D, 2.990%, 6/18/2025	12,142,191
1,395,000	AmeriCredit Automobile Receivables Trust, Series 2020-2, Class D, 2.130%, 3/18/2026	1,323,961
11,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class D, 3.040%, 3/20/2025, 144A	10,605,122
1,940,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A	1,882,346
8,910,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027, 144A	8,070,887
7,500,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class D, 4.080%, 2/20/2028, 144A	6,292,477
1,065,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, Class B, 6.030%, 10/20/2027, 144A	1,047,285
7,985,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class C, 7.240%, 6/20/2029, 144A	7,841,708
2,315,000	CarMax Auto Owner Trust, Series 2019-3, Class D, 2.850%, 1/15/2026	2,297,075
4,625,000	CarMax Auto Owner Trust, Series 2020-1, Class D, 2.640%, 7/15/2026	4,505,370
2,550,000	CarMax Auto Owner Trust, Series 2021-3, Class D, 1.500%, 1/18/2028	2,269,130
1,100,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	993,327
11,965,000	CarMax Auto Owner Trust, Series 2023-1, Class D, 6.270%, 11/15/2029	11,797,418
1,540,000	Carmax Auto Owner Trust, Series 2023-2, Class D, 6.550%, 10/15/2029	1,519,646
1,595,000	Carvana Auto Receivables Trust, 6.690%, 7/10/2029, 144A	1,565,756
2,525,000	Credit Acceptance Auto Loan Trust, Series 2020-2A, Class C, 2.730%, 11/15/2029, 144A	2,491,107
275,000	Credit Acceptance Auto Loan Trust, Series 2020-3A, Class C, 2.280%, 2/15/2030, 144A	264,665
2,970,000	Credit Acceptance Auto Loan Trust, Series 2023-1A, Class C, 7.710%, 7/15/2033, 144A	2,982,102
4,835,000	Credit Acceptance Auto Loan Trust, Series 2023-2A, Class C, 7.150%, 9/15/2033, 144A	4,776,463
416,730	DT Auto Owner Trust, Series 2019-2A, Class D, 3.480%, 2/18/2025, 144A	416,262
	ABS Car Loan — continued
1,375,117	DT Auto Owner Trust, Series 2019-3A, Class D, 2.960%, 4/15/2025, 144A	1,364,442
10,500,000	DT Auto Owner Trust, Series 2022-1A, Class D, 3.400%, 12/15/2027, 144A	9,877,098
9,695,000	DT Auto Owner Trust, Series 2023-1A, Class D, 6.440%, 11/15/2028, 144A	9,573,547
10,700,000	DT Auto Owner Trust, Series 2023-2A, Class D, 6.620%, 2/15/2029, 144A	10,597,411
7,410,000	Exeter Automobile Receivables Trust, Series 2021-1A, Class D, 1.080%, 11/16/2026	7,013,602
2,685,000	Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.560%, 7/17/2028	2,555,786
4,130,000	Exeter Automobile Receivables Trust, Series 2022-3A, Class D, 6.760%, 9/15/2028	4,118,720
2,575,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class C, 6.320%, 5/15/2028	2,573,570
2,675,000	Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.690%, 6/15/2029	2,664,597
6,035,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.320%, 8/15/2029	5,943,184
3,100,000	Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.680%, 4/16/2029	3,093,571
1,181,710	First Investors Auto Owner Trust, Series 2019-1A, Class D, 3.550%, 4/15/2025, 144A	1,180,035
2,660,000	First Investors Auto Owner Trust, Series 2022-1A, Class D, 3.790%, 6/15/2028, 144A	2,454,233
1,910,000	First Investors Auto Owner Trust, Series 2022-2A, Class D, 8.710%, 10/16/2028, 144A	1,945,967
4,610,000	Flagship Credit Auto Trust, Series 2019-3, Class D, 2.860%, 12/15/2025, 144A	4,505,693
2,520,000	Flagship Credit Auto Trust, Series 2023-1, Class D, 6.460%, 5/15/2029, 144A	2,501,061
11,331,000	Flagship Credit Auto Trust, Series 2023-2, Class D, 6.620%, 5/15/2029, 144A	11,135,316
1,367,227	Ford Credit Auto Owner Trust, Series 2020-B, Class A3, 0.560%, 10/15/2024	1,363,326
6,323,141	Ford Credit Auto Owner Trust, Series 2020-C, Class A3, 0.410%, 7/15/2025	6,184,075
13,142,935	Ford Credit Auto Owner Trust, Series 2021-A, Class A3, 0.300%, 8/15/2025	12,814,852
1,485,606	GLS Auto Receivables Issuer Trust, Series 2019-2A, Class C, 3.540%, 2/18/2025, 144A	1,480,973
4,580,000	GLS Auto Receivables Issuer Trust, Series 2023-2A, Class D, 6.310%, 3/15/2029, 144A	4,513,668
4,366,842	GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class A3, 0.350%, 10/16/2025	4,257,930
14,185,661	GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class A3, 0.510%, 4/16/2026	13,710,311
1,400,000	GMF Floorplan Owner Revolving Trust, Series 2020-1, Class C, 1.480%, 8/15/2025, 144A	1,391,103
11,298,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026, 144A	10,443,535
8,396,000	Hertz Vehicle Financing III LLC, Series 2022-3A, Class D, 6.310%, 3/25/2025, 144A	8,272,100
6,675,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026, 144A	6,315,832
6,568,201	Honda Auto Receivables Owner Trust, Series 2021-1, Class A3, 0.270%, 4/21/2025	6,414,025
683,277	JPMorgan Chase Bank N.A, Series 2021-1, Class D, 1.174%, 9/25/2028, 144A	662,240
123,011	Nissan Auto Receivables Owner Trust, Series 2020-B, Class A3, 0.550%, 7/15/2024	122,755

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$1,555,000	OneMain Direct Auto Receivables Trust, Series 2023-1A, Class D, 7.070%, 2/14/2033, 144A	$1,523,802
4,350,000	Prestige Auto Receivables Trust, Series 2020-1A, Class E, 3.670%, 2/15/2028, 144A	4,130,608
4,970,000	Prestige Auto Receivables Trust, Series 2023-2A, Class D, 6.330%, 4/16/2029, 144A	4,888,895
1,041,717	Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.220%, 7/15/2025	1,038,916
664,098	Santander Drive Auto Receivables Trust, Series 2019-3, Class D, 2.680%, 10/15/2025	662,827
12,815,000	Santander Drive Auto Receivables Trust, Series 2020-1, Class D, 5.350%, 3/15/2028	12,731,506
2,235,721	Santander Drive Auto Receivables Trust, Series 2020-2, Class D, 2.220%, 9/15/2026	2,196,962
2,730,000	SFS Auto Receivables Securitization Trust, Series 2023-1A, Class C, 5.970%, 2/20/2031, 144A	2,722,648
3,055,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.790%, 11/15/2028, 144A	3,047,421
7,350,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 7.010%, 11/15/2028, 144A	7,391,167

		330,873,209

	ABS Credit Card — 0.2%
15,730,000	Mercury Financial Credit Card Master Trust, Series 2023-1A, Class A, 8.040%, 9/20/2027, 144A	15,710,807
4,007,000	Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.230%, 7/17/2028, 144A	3,960,202

		19,671,009

	ABS Home Equity — 4.2%
15,451,000	American Homes 4 Rent Trust, Series 2015-SFR1, Class E, 5.639%, 4/17/2052, 144A	15,105,160
280,104	Brass PLC, Series 8A, Class A1, 3 mo. USD LIBOR + 0.700%, 6.018%, 11/16/2066, 144A(a)	280,064
16,765,000	CAFL Issuer LLC, Series 2021-RTL1, Class A1, 2.239%, 3/28/2029, 144A(b)	15,284,629
3,002,071	Citigroup Mortgage Loan Trust, Inc., Series 2019-RP1, Class A1, 3.500%, 1/25/2066, 144A(b)	2,818,403
22,222,564	COLT Mortgage Loan Trust, Series 2021-6, Class A1, 1.907%, 12/25/2066, 144A(b)	18,703,365
3,861,860	Connecticut Avenue Securities Trust, Series 2022- R06, Class 1M1, 30 day USD SOFR Average + 2.750%, 7.817%, 5/25/2042, 144A(a)	3,936,684
2,434,000	CoreVest American Finance Ltd., Series 2019-1, Class D, 4.818%, 3/15/2052, 144A	2,279,506
2,960,105	CoreVest American Finance Ltd., Series 2019-3, Class A, 2.705%, 10/15/2052, 144A	2,789,802
2,929,000	CoreVest American Finance Ltd., Series 2019-3, Class B, 3.163%, 10/15/2052, 144A	2,494,308
1,259,000	CoreVest American Finance Ltd., Series 2020-2, Class C, 4.758%, 5/15/2052, 144A(b)	1,161,340
1,870,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054, 144A	1,513,166
2,883,925	Credit Suisse Mortgage Trust, Series 2020-RPL3, Class A1, 2.691%, 3/25/2060, 144A(b)	2,753,687
4,760,418	Credit Suisse Mortgage Trust, Series 2021-RPL1, Class A1, 1.668%, 9/27/2060, 144A(b)	4,372,644
	ABS Home Equity — continued
5,826,111	Federal Home Loan Mortgage Corp., REMIC, Series 2022-DNA3, Class M1A, 30 day USD SOFR Average + 2.000%, 7.067%, 4/25/2042, 144A(a)	5,842,483
5,363,299	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2023-DNA2, Class M1A, 30 day USD SOFR Average + 2.100%, 7.167%, 4/25/2043, 144A(a)	5,378,177
9,289,919	Federal National Mortgage Association Connecticut Avenue Securities, Series 2023-R02, Class 1M1, 30 day USD SOFR Average + 2.300%, 7.367%, 1/25/2043, 144A(a)	9,324,721
1,515,000	FirstKey Homes Trust, Series 2020-SFR1, Class E, 2.791%, 8/17/2037, 144A	1,385,994
13,696,000	FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.968%, 10/19/2037, 144A	12,252,996
3,083,000	FirstKey Homes Trust, Series 2020-SRF1, Class D, 2.241%, 8/17/2037, 144A	2,795,249
6,000,000	FirstKey Homes Trust, Series 2021-SFR2, Class B, 1.607%, 9/17/2038, 144A	5,192,587
10,000,000	FirstKey Homes Trust, Series 2021-SFR3, Class B, 2.435%, 12/17/2038, 144A	8,833,534
9,710,000	FirstKey Homes Trust, Series 2022- SFR2, Class D, 4.500%, 7/17/2039, 144A	8,858,267
3,650,619	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068, 144A(b)	3,406,702
10,965,000	GITSIT Mortgage Loan Trust, Series 2023-NPL1, Class A1, 8.353%, 5/25/2053, 144A(b)	10,910,252
2,319,146	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/2039, 144A	2,037,916
2,426,730	Home Partners of America Trust, Series 2019-2, Class D, 3.121%, 10/19/2039, 144A	2,091,049
989,516	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041, 144A	807,129
10,367,218	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026, 144A	8,945,666
5,173,965	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026, 144A	4,458,975
7,655,179	Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 6.250%, 11/25/2059, 144A(b)	7,591,750
5,254,055	Legacy Mortgage Asset Trust, Series 2020-GS1, Class A1, 5.882%, 10/25/2059, 144A(b)	5,158,523
1,405,823	Legacy Mortgage Asset Trust, Series 2020-GS5, Class A1, 3.250%, 6/25/2060, 144A(b)	1,378,879
1,990,616	Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1, 1.650%, 11/25/2060, 144A(b)	1,807,436
1,467,786	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.750%, 5/25/2058, 144A(b)	1,375,774
2,148,535	Mill City Mortgage Loan Trust, Series 2019-1, Class A1, 3.250%, 10/25/2069, 144A(b)	2,020,710
2,744,944	Mill City Mortgage Loan Trust, Series 2019-1, Class M1, 3.500%, 10/25/2069, 144A(b)	2,455,681
4,594,221	Mill City Mortgage Loan Trust, Series 2019-GS1, Class A1, 2.750%, 7/25/2059, 144A(b)	4,297,631
5,843,733	OBX Trust, Series 2021-NQM3, Class A1, 1.054%, 7/25/2061, 144A(b)	4,391,891
3,860,000	Progress Residential Trust, Series 2019-SFR4, Class D, 3.136%, 10/17/2036, 144A	3,670,140

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Home Equit y — continued
$155,000	Progress Residential Trust, Series 2020-SFR2, Class C, 3.077%, 6/17/2037, 144A	$145,436
295,000	Progress Residential Trust, Series 2020-SFR3, Class B, 1.495%, 10/17/2027, 144A	265,587
1,770,000	Progress Residential Trust, Series 2020-SFR3, Class D, 1.896%, 10/17/2027, 144A	1,588,188
1,818,000	Progress Residential Trust, Series 2020-SFR3, Class E, 2.296%, 10/17/2027, 144A	1,631,491
5,780,000	Progress Residential Trust, Series 2021-SFR2, Class E1, 2.547%, 4/19/2038, 144A	5,059,567
2,420,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026, 144A	2,097,530
2,015,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026, 144A	1,754,153
3,575,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038, 144A	3,081,249
1,795,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038, 144A	1,540,985
1,400,000	Progress Residential Trust, Series 2021-SFR9, Class E1, 2.811%, 11/17/2040, 144A	1,141,925
960,000	Progress Residential Trust, Series 2021-SFR9, Class E2, 3.010%, 11/17/2040, 144A	782,159
1,260,000	Progress Residential Trust, Series 2023-SFR1, Class C, 4.650%, 3/17/2040, 144A	1,170,777
1,935,000	Progress Residential Trust, Series 2023-SFR1, Class D, 4.650%, 3/17/2040, 144A	1,768,793
3,928,904	PRPM LLC, Series 2020-4, Class A1, 2.951%, 10/25/2025, 144A(b)	3,873,624
6,045,743	PRPM LLC, Series 2021-1, Class A1, 2.115%, 1/25/2026, 144A(b)	5,633,714
5,309,208	PRPM LLC, Series 2021-10, Class A1, 2.487%, 10/25/2026, 144A(b)	4,944,296
207,783	PRPM LLC, Series 2021-2, Class A1, 2.115%, 3/25/2026, 144A(b)	195,987
5,490,497	PRPM LLC, Series 2021-8, Class A1, 1.743%, 9/25/2026, 144A(b)	5,046,614
14,633,057	PRPM LLC, Series 2022-5, Class A1, 6.900%, 9/27/2027, 144A(b)	14,396,002
378,536	Sequoia Mortgage Trust, Series 2017-CH2, Class A1, 4.000%, 12/25/2047, 144A(b)	348,111
4,930,000	Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.250%, 6/25/2057, 144A(b)	4,074,926
1,775,000	Towd Point Mortgage Trust, Series 2018-4, Class A2, 3.000%, 6/25/2058, 144A(b)	1,439,529
1,943,340	Towd Point Mortgage Trust, Series 2018-5, Class M1, 3.250%, 7/25/2058, 144A(b)	1,545,330
17,610,000	Towd Point Mortgage Trust, Series 2019-2, Class M1, 3.750%, 12/25/2058, 144A(b)	14,536,926
4,775,872	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059, 144A(b)	4,387,153
3,325,000	Towd Point Mortgage Trust, Series 2020-1, Class A2B, 3.250%, 1/25/2060, 144A(b)	2,786,317
1,505,000	Tricon American Homes, Series 2020-SFR1, Class B, 2.049%, 7/17/2038, 144A	1,343,848
3,950,000	Tricon American Homes, Series 2020-SFR1, Class D, 2.548%, 7/17/2038, 144A	3,515,502
2,575,000	Tricon American Homes Trust, Series 2019-SFR1, Class D, 3.198%, 3/17/2038, 144A	2,370,947
886,699	VCAT LLC, Series 2021-NPL1, Class A1, 2.289%, 12/26/2050, 144A(b)	849,524
6,974,991	VCAT LLC, Series 2021-NPL5, Class A1, 1.868%, 8/25/2051, 144A(b)	6,316,265
17,859,630	VCAT LLC, Series 2021-NPL6, Class A1, 1.917%, 9/25/2051, 144A(b)	16,182,291
	ABS Home Equity — continued
13,655,344	Verus Securitization Trust, Series 2021-7, Class A1, 1.829%, 10/25/2066, 144A(b)	11,565,078
2,245,866	VOLT XCII LLC, Series 2021-NPL1, Class A1, 1.893%, 2/27/2051, 144A(b)	2,028,248
8,243,054	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 1.893%, 2/27/2051, 144A(b)	7,451,462
8,894,071	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 2.240%, 2/27/2051, 144A(b)	8,172,708
3,576,047	VOLT XCVI LLC, Series 2021-NPL5, Class A1, 2.116%, 3/27/2051, 144A(b)	3,347,366
7,394,169	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 2.240%, 4/25/2051, 144A(b)	6,734,517

		355,276,995

	ABS Other — 2.2%
2,573,418	AASET LLC, Series 2022-1A, Class A, 6.000%, 5/16/2047, 144A	2,488,755
993,984	ACHV ABS Trust, Series 2023-1PL, Class A, 6.420%, 3/18/2030, 144A	994,526
4,319,000	ACHV ABS Trust, Series 2023-1PL, Class D, 8.470%, 3/18/2030, 144A	4,383,249
4,605,000	Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.610%, 1/18/2028, 144A	4,582,086
5,389,216	Apollo Aviation Securitization Equity Trust, Series 2021-1A, Class A, 2.950%, 11/16/2041, 144A	4,642,863
11,270,000	BHG Securitization Trust, Series 2022-A, Class B, 2.700%, 2/20/2035, 144A	10,068,182
3,078,199	Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036, 144A	2,822,722
6,704,688	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220%, 9/25/2045, 144A	5,836,933
880,000	Chesapeake Funding II LLC, Series 2023-1A, Class D, 6.690%, 5/15/2035, 144A	868,428
5,944,350	CLI Funding VI LLC, Series 2020-3A, Class A, 2.070%, 10/18/2045, 144A	5,158,396
3,470,697	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046, 144A	2,957,271
18,239,000	CLI Funding VIII LLC, Series 2023-1A, Class A, 6.310%, 6/18/2048, 144A	18,114,008
906,691	Dell Equipment Finance Trust, Series 2020-2, Class C, 1.370%, 1/22/2024, 144A	904,164
945,000	Dell Equipment Finance Trust, Series 2020-2, Class D, 1.920%, 3/23/2026, 144A	942,621
5,003,483	Hardee’s Funding LLC, Series 2018-1A, Class A2II, 4.959%, 6/20/2048, 144A	4,662,815
3,161,593	Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/2038, 144A	2,726,867
2,284,056	Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/2039, 144A	1,942,759
7,415,360	Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425%, 11/15/2039, 144A	5,803,098
2,795,000	HPEFS Equipment Trust, Series 2021-1A, Class D, 1.030%, 3/20/2031, 144A	2,696,928
3,135,000	HPEFS Equipment Trust, Series 2022-1A, Class D, 2.400%, 11/20/2029, 144A	2,916,017
6,646,698	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038, 144A	5,701,803
8,028,639	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046, 144A	6,913,702
8,042,974	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043, 144A	7,170,408
2,101,372	MAPS Ltd., Series 2019-1A, Class A, 4.458%, 3/15/2044, 144A	1,878,690

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Other — continued
$7,789,297	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046, 144A	$6,695,827
5,024,000	Marlette Funding Trust, Series 2023-2A, Class B, 6.540%, 6/15/2033, 144A	4,991,991
1,040,066	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(b)	931,253
363,380	MVW LLC, Series 2020-1A, Class C, 4.210%, 10/20/2037, 144A	341,355
231,753	MVW Owner Trust, Series 2019-1A, Class C, 3.330%, 11/20/2036, 144A	217,336
12,182,471	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046, 144A(b)	10,579,745
4,675,000	OneMain Financial Issuance Trust, Series 2020-1A, Class B, 4.830%, 5/14/2032, 144A	4,644,023
6,585,000	OneMain Financial Issuance Trust, Series 2020-2A, Class A, 1.750%, 9/14/2035, 144A	5,875,597
8,040,000	OneMain Financial Issuance Trust, Series 2022-S1, Class D, 5.200%, 5/14/2035, 144A	7,287,971
530,000	SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.930%, 9/20/2030, 144A	468,882
2,555,000	SCF Equipment Leasing LLC, Series 2022-1A, Class D, 3.790%, 11/20/2031, 144A	2,260,260
3,365,000	SCF Equipment Leasing LLC, Series 2022-2A, Class C, 6.500%, 8/20/2032, 144A	3,291,396
1,744,751	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A	1,466,718
591,912	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.790%, 11/20/2037, 144A	542,565
1,748,787	Sierra Timeshare Receivables Funding LLC, Series 2023-1A, Class C, 7.000%, 1/20/2040, 144A	1,728,468
240,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28 day Auction Rate Security, 8.657%, 9/15/2032(a)	238,917
620,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28 day Auction Rate Security, 8.678%, 9/15/2032(a)	617,202
10,523,468	Sunnova Helios X Issuer LLC, Series 2022-C, Class A, 5.300%, 11/22/2049, 144A	10,067,232
8,831,960	Sunnova Helios XI Issuer LLC, Series 2023-A, Class B, 5.600%, 5/20/2050, 144A	8,456,893
3,047,352	WAVE Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042, 144A	2,422,767
2,807,537	Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750%, 9/15/2043, 144A(b)	2,327,504
3,175,786	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046, 144A	2,516,851
2,493,080	Willis Engine Structured Trust VI, Series 2021-A, Class B, 5.438%, 5/15/2046, 144A	1,728,921

		186,876,965

	ABS Student Loan — 0.4%
585,174	College Ave Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051, 144A	520,962
2,377,944	Commonbond Student Loan Trust, Series 2020-1, Class A, 1.690%, 10/25/2051, 144A	2,025,040
2,017,646	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.800%, 11/25/2045, 144A	1,735,660
2,953,091	ELFI Graduate Loan Program LLC, Series 2019-A, Class A, 2.540%, 3/25/2044, 144A	2,668,905
4,226,138	Laurel Road Prime Student Loan Trust, Series 2020-A, Class A2FX, 1.400%, 11/25/2050, 144A	3,818,252
	ABS Student Loan — continued
732,301	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069, 144A	661,618
2,965,495	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069, 144A	2,572,318
560,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069, 144A	404,058
2,105,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069, 144A	1,403,853
4,790,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070, 144A	3,073,842
325,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28 day Auction Rate Security, 8.658%, 6/15/2032(a)	322,040
243,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28 day Auction Rate Security, 8.692%, 6/15/2032(a)	241,407
505,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28 day Auction Rate Security, 8.648%, 3/15/2033(a)	502,339
340,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28 day Auction Rate Security, 8.693%, 3/15/2033(a)	338,209
2,500,000	SMB Private Education Loan Trust, Series 2015-C, Class B, 3.500%, 9/15/2043, 144A	2,379,683
565,000	SMB Private Education Loan Trust, Series 2018-B, Class B, 4.000%, 7/15/2042, 144A	504,530
1,525,000	SMB Private Education Loan Trust, Series 2018-C, Class B, 4.000%, 11/17/2042, 144A	1,371,415
4,876,321	SMB Private Education Loan Trust, Series 2019-A, Class A2A, 3.440%, 7/15/2036, 144A	4,636,618
8,269,790	SMB Private Education Loan Trust, Series 2019-B, Class A2A, 2.840%, 6/15/2037, 144A	7,697,696
668,621	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037, 144A	612,841

		37,491,286

	ABS Whole Business — 1.2%
8,806,678	Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.810%, 11/15/2048, 144A	8,297,576
3,595,000	Adams Outdoor Advertising LP, Series 2018-1, Class B, 5.653%, 11/15/2048, 144A	3,364,845
14,995,000	Applebee’s Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053, 144A	14,752,756
8,560,475	DB Master Finance LLC, Series 2019-1A, Class A23, 4.352%, 5/20/2049, 144A	7,813,514
2,830,183	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118%, 7/25/2047, 144A	2,604,792
5,072,005	Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2II, 4.328%, 7/25/2048, 144A	4,736,908
3,981,263	Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/2049, 144A	3,478,748
15,160,600	Domino’s Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.662%, 4/25/2051, 144A	12,645,926
12,048,300	EWC Master Issuer LLC, Series 2022-1A, Class A2, 5.500%, 3/15/2052, 144A	11,099,966
3,905,250	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/05/2048, 144A	3,724,882
2,464,610	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049, 144A	2,063,130

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Whole Business — continued
$17,439,250	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051, 144A	$15,389,911
12,451,635	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.540%, 2/25/2044, 144A	12,260,918
2,433,375	Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/2048, 144A	2,202,063
338,100	Wendy’s Funding LLC, Series 2021-1A, Class A2I, 2.370%, 6/15/2051, 144A	279,587

		104,715,522

	Aerospace & Defense — 0.7%
13,620,000	BAE Systems PLC, 3.400%, 4/15/2030, 144A	12,316,193
4,874,000	Boeing Co., 2.950%, 2/01/2030	4,236,306
2,645,000	Boeing Co., 5.150%, 5/01/2030	2,619,476
4,465,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	4,398,025
6,885,000	Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	6,620,126
4,245,000	Huntington Ingalls Industries, Inc., 4.200%, 5/01/2030	3,933,276
5,005,000	Textron, Inc., 2.450%, 3/15/2031	4,127,594
29,075,000	Textron, Inc., 3.000%, 6/01/2030	25,343,706

		63,594,702

	Airlines — 0.8%
1,413,329	American Airlines Pass-Through Trust, Series 2015-2, Class B, 4.400%, 3/22/2025	1,399,648
5,237,135	American Airlines Pass-Through Trust, Series 2016-1, Class B, 5.250%, 7/15/2025	5,143,129
10,792,906	American Airlines Pass-Through Trust, Series 2016-3, Class A, 3.250%, 4/15/2030	9,131,407
1,053,476	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	969,092
4,627,962	American Airlines Pass-Through Trust, Series 2017-2, Class A, 3.600%, 4/15/2031	3,900,379
2,204,837	American Airlines Pass-Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	2,071,467
14,976,848	American Airlines Pass-Through Trust, Series 2019-1, Class B, 3.850%, 8/15/2029	12,722,833
4,604,747	British Airways Pass-Through Trust, Series 2019-1, Class A, 3.350%, 12/15/2030, 144A	4,025,562
2,231,422	United Airlines Pass-Through Trust, Series 2018-1, Class A, 3.700%, 9/01/2031	1,931,300
4,757,684	United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029	4,723,238
20,665,000	United Airlines Pass-Through Trust, Series 2023-1, 5.800%, 7/15/2037	21,055,568

		67,073,623

	Apartment REITs — 0.0%
2,185,000	American Homes 4 Rent LP, 2.375%, 7/15/2031	1,734,945

	Automotive — 1.6%
25,580,000	American Honda Finance Corp., MTN, 0.550%, 7/12/2024	24,303,786
4,895,000	Aptiv PLC/Aptiv Corp., 3.250%, 3/01/2032	4,190,895
5,274,000	Cummins, Inc., 6.750%, 2/15/2027	5,531,102
9,966,000	General Motors Co., 5.200%, 4/01/2045	8,501,224
16,870,000	General Motors Co., 5.400%, 4/01/2048	14,493,879
4,295,000	General Motors Co., 5.600%, 10/15/2032	4,155,302
200,000	General Motors Co., 5.950%, 4/01/2049	186,875
9,600,000	General Motors Co., 6.250%, 10/02/2043	9,387,851
2,025,000	General Motors Financial Co., Inc., 3.100%, 1/12/2032	1,637,823
	Automotive — continued
360,000	General Motors Financial Co., Inc., 5.850%, 4/06/2030	356,855
31,570,000	General Motors Financial Co., Inc., 6.000%, 1/09/2028	31,823,009
4,480,000	General Motors Financial Co., Inc., 6.400%, 1/09/2033	4,553,653
24,360,000	Volkswagen Group of America Finance LLC, 0.875%, 11/22/2023, 144A	23,912,268
2,895,000	Volkswagen Group of America Finance LLC, 3.350%, 5/13/2025, 144A	2,772,656

		135,807,178

	Banking — 10.8%
5,125,000	Ally Financial, Inc., 2.200%, 11/02/2028	4,090,336
27,951,000	Ally Financial, Inc., 4.625%, 3/30/2025	26,907,525
3,500,000	Ally Financial, Inc., 5.750%, 11/20/2025	3,370,715
1,468,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,515,961
11,790,000	American Express Co., 5.850%, 11/05/2027	12,072,198
4,360,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	4,114,093
10,155,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.375%, 4/17/2025, 144A	10,046,496
5,800,000	Banco Santander SA, 2.749%, 12/03/2030	4,545,533
49,304,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	45,212,928
11,022,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	8,432,182
100,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	96,519
4,210,000	Bank of America Corp., MTN, (fixed rate to 7/22/2032, variable rate thereafter), 5.015%, 7/22/2033	4,118,406
25,627,000	Bank of America Corp., Series L, 4.183%, 11/25/2027	24,344,984
24,260,000	Barclays PLC, (fixed rate to 11/24/2026, variable rate thereafter), 2.279%, 11/24/2027	21,340,612
13,685,000	Barclays PLC, (fixed rate to 5/09/2033, variable rate thereafter), 6.224%, 5/09/2034	13,630,743
4,287,000	Barclays PLC, (fixed rate to 6/20/2029, variable rate thereafter), 5.088%, 6/20/2030	3,898,376
41,135,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	32,550,566
3,335,000	BBVA Bancomer SA, 1.875%, 9/18/2025, 144A	3,068,194
14,045,000	BNP Paribas SA, (fixed rate to 1/20/2027, variable rate thereafter), 2.591%, 1/20/2028, 144A	12,552,165
22,500,000	BNP Paribas SA, (fixed rate to 3/01/2028, variable rate thereafter), 4.375%, 3/01/2033, 144A	20,359,949
460,000	Capital One Financial Corp., 4.200%, 10/29/2025	439,715
1,230,000	Citigroup, Inc., 4.125%, 7/25/2028	1,159,357
30,355,000	Citigroup, Inc., (fixed rate to 9/29/2025, variable rate thereafter), 5.610%, 9/29/2026	30,313,724
7,155,000	Credit Agricole SA, (fixed rate to 1/10/2028, variable rate thereafter), 4.000%, 1/10/2033, 144A	6,370,168
14,970,000	Credit Suisse AG, MTN, 3.700%, 2/21/2025	14,305,396
14,200,000	Danske Bank AS, 5.375%, 1/12/2024, 144A	14,116,128
3,390,000	Danske Bank AS, (fixed rate to 12/20/2024, variable rate thereafter), 3.244%, 12/20/2025, 144A	3,218,200
4,690,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	3,546,561

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Banking — continued
$2,640,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	$2,229,185
9,260,000	Deutsche Bank AG, (fixed rate to 9/18/2023, variable rate thereafter), 2.222%, 9/18/2024	9,142,758
6,235,000	Deutsche Bank AG, (fixed rate to 9/18/2030, variable rate thereafter), 3.547%, 9/18/2031	5,178,231
19,755,000	Deutsche Bank AG, Series E, 0.962%, 11/08/2023	19,357,839
4,980,000	Goldman Sachs Group, Inc., (fixed rate to 2/24/2032, variable rate thereafter), 3.102%, 2/24/2033	4,206,871
61,445,000	Goldman Sachs Group, Inc., (fixed rate to 8/23/2027, variable rate thereafter), 4.482%, 8/23/2028	59,406,013
11,115,000	Goldman Sachs Group, Inc., (fixed rate to 9/10/2026, variable rate thereafter), 1.542%, 9/10/2027	9,775,087
19,485,000	HSBC Holdings PLC, (fixed rate to 3/09/2028, variable rate thereafter), 6.161%, 3/09/2029	19,650,820
8,460,000	Intesa Sanpaolo SpA, 6.625%, 6/20/2033, 144A	8,428,958
70,245,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	67,626,334
28,715,000	JPMorgan Chase & Co., (fixed rate to 3/24/2030, variable rate thereafter), 4.493%, 3/24/2031	27,602,826
12,025,000	JPMorgan Chase & Co., (fixed rate to 4/22/2026, variable rate thereafter), 1.578%, 4/22/2027	10,801,013
4,230,000	JPMorgan Chase & Co., (fixed rate to 7/25/2032, variable rate thereafter), 4.912%, 7/25/2033	4,133,444
100,000	KeyBank NA, 6.950%, 2/01/2028	93,785
25,937,000	Mitsubishi UFJ Financial Group, Inc., 3.850%, 3/01/2026	24,850,519
18,930,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	18,684,704
3,775,000	Morgan Stanley, (fixed rate to 10/18/2032, variable rate thereafter), 6.342%, 10/18/2033	4,015,857
36,610,000	Morgan Stanley, (fixed rate to 2/01/2028, variable rate thereafter), 5.123%, 2/01/2029	36,106,134
11,262,000	Morgan Stanley, (fixed rate to 4/28/2025, variable rate thereafter), 2.188%, 4/28/2026	10,571,728
25,560,000	Nationwide Building Society, 0.550%, 1/22/2024, 144A	24,805,469
7,340,000	NatWest Group PLC, (fixed rate to 9/30/2027, variable rate thereafter), 5.516%, 9/30/2028	7,194,958
15,160,000	Santander Holdings USA, Inc., 3.244%, 10/05/2026	13,649,329
20,295,000	Societe Generale SA, 4.250%, 4/14/2025, 144A	19,431,245
11,950,000	Societe Generale SA, (fixed rate to 7/08/2030, variable rate thereafter), 3.653%, 7/08/2035, 144A	9,586,222
46,970,000	Standard Chartered PLC, (fixed rate to 11/18/2030, variable rate thereafter), 3.265%, 2/18/2036, 144A	36,961,434
26,765,000	Standard Chartered PLC, (fixed rate to 4/01/2030, variable rate thereafter), 4.644%, 4/01/2031, 144A	24,686,276
11,923,000	Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	10,949,669
13,965,000	Sumitomo Mitsui Financial Group, Inc., 5.464%, 1/13/2026	13,918,385
3,270,000	Synchrony Bank, 5.400%, 8/22/2025	3,126,382
9,645,000	Synchrony Bank, 5.625%, 8/23/2027	9,059,838
3,865,000	Synchrony Financial, 4.375%, 3/19/2024	3,789,487
	Banking — continued
250,000	UBS Group AG, (fixed rate to 1/12/2028, variable rate thereafter), 3.869%, 1/12/2029, 144A	225,999
8,810,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033, 144A	10,560,002
1,675,000	UBS Group AG, (fixed rate to 6/05/2025, variable rate thereafter), 2.193%, 6/05/2026, 144A	1,535,922
12,730,000	UBS Group AG, (fixed rate to 7/15/2025, variable rate thereafter), 6.373%, 7/15/2026, 144A	12,649,593
11,410,000	UBS Group AG, (fixed rate to 8/11/2027, variable rate thereafter), 6.442%, 8/11/2028, 144A	11,451,989
24,120,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033, 144A	24,685,132
5,578,000	UniCredit SpA, (fixed rate to 6/03/2026, variable rate thereafter), 1.982%, 6/03/2027, 144A	4,912,651
4,125,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	3,500,679

		918,280,497

	Brokerage — 0.3%
19,498,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	19,886,265
8,760,000	Jefferies Financial Group, Inc., 6.450%, 6/08/2027	9,043,833

		28,930,098

	Building Materials — 0.9%
33,030,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	27,808,102
16,180,000	Cemex SAB de CV, 5.200%, 9/17/2030, 144A	15,139,322
5,955,000	Cemex SAB de CV, 5.450%, 11/19/2029, 144A	5,742,104
3,285,000	Ferguson Finance PLC, 3.250%, 6/02/2030, 144A	2,850,523
23,975,000	Owens Corning, 7.000%, 12/01/2036	26,224,510

		77,764,561

	Cable Satellite — 1.6%
1,110,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	838,902
6,970,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.300%, 2/01/2032	5,276,295
8,340,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.800%, 4/01/2031	6,710,867
24,760,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	15,233,202
1,790,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 4/01/2033	1,571,182
12,605,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 12/01/2061	8,509,014
28,090,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.800%, 3/01/2050	21,193,870
15,755,000	CSC Holdings LLC, 3.375%, 2/15/2031, 144A	10,664,408
4,204,000	CSC Holdings LLC, 4.125%, 12/01/2030, 144A	2,940,807
2,275,000	CSC Holdings LLC, 4.500%, 11/15/2031, 144A	1,586,167

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Cable Satellite — continued
$37,805,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	$16,820,847
1,115,000	CSC Holdings LLC, 5.000%, 11/15/2031, 144A	519,264
1,035,000	CSC Holdings LLC, 5.750%, 1/15/2030, 144A	488,696
1,534,000	CSC Holdings LLC, 6.500%, 2/01/2029, 144A	1,239,527
3,270,000	DISH DBS Corp., 5.125%, 6/01/2029	1,518,412
9,616,000	DISH DBS Corp., 5.250%, 12/01/2026, 144A	7,713,691
6,160,000	DISH DBS Corp., 5.750%, 12/01/2028, 144A	4,581,706
2,921,000	Sirius XM Radio, Inc., 5.000%, 8/01/2027, 144A	2,710,075
200,000	Sirius XM Radio, Inc., 5.500%, 7/01/2029, 144A	180,411
17,891,000	Time Warner Cable LLC, 4.500%, 9/15/2042	13,382,329
15,815,000	Time Warner Cable LLC, 5.500%, 9/01/2041	13,157,055

		136,836,727

	Chemicals — 0.6%
9,180,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	7,886,226
6,060,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050, 144A	4,896,867
2,240,000	Celanese U.S. Holdings LLC, 6.330%, 7/15/2029	2,224,586
1,645,000	Celanese U.S. Holdings LLC, 6.379%, 7/15/2032	1,659,267
27,205,000	CF Industries, Inc., 4.500%, 12/01/2026, 144A	26,238,494
3,740,000	FMC Corp., 3.450%, 10/01/2029	3,271,630
3,862,000	Orbia Advance Corp. SAB de CV, 2.875%, 5/11/2031, 144A	3,052,409

		49,229,479

	Construction Machinery — 0.5%
2,470,000	Ashtead Capital, Inc., 5.500%, 8/11/2032, 144A	2,388,153
5,305,000	Ashtead Capital, Inc., 5.550%, 5/30/2033, 144A	5,171,231
23,395,000	Caterpillar Financial Services Corp., MTN, 0.950%, 1/10/2024	22,843,489
5,730,000	John Deere Capital Corp., MTN, 0.900%, 1/10/2024	5,591,157
8,900,000	John Deere Capital Corp., MTN, 1.250%, 1/10/2025	8,387,210

		44,381,240

	Consumer Cyclical Services — 0.9%
26,845,000	Expedia Group, Inc., 2.950%, 3/15/2031	22,621,101
34,931,000	Expedia Group, Inc., 3.250%, 2/15/2030	30,402,197
1,025,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	943,408
8,430,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	8,388,356
5,015,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	5,129,608
7,805,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	7,954,169

		75,438,839

	Consumer Products — 0.2%
7,458,000	Hasbro, Inc., 6.600%, 7/15/2028	7,673,940
6,970,000	Natura Cosmeticos SA, 4.125%, 5/03/2028, 144A	6,029,557

		13,703,497

	Diversified Manufacturing — 0.0%
4,113,000	GE Capital Funding LLC, 4.550%, 5/15/2032	3,993,350

	Electric — 1.2%
7,435,000	AES Corp., 2.450%, 1/15/2031	6,009,604
3,695,000	AES Corp., 3.950%, 7/15/2030, 144A	3,312,633
13,862,726	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	12,261,036
11,318,000	Calpine Corp., 3.750%, 3/01/2031, 144A	9,168,729
13,025,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	12,792,929
	Electric — continued
9,007,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	9,480,280
2,355,000	IPALCO Enterprises, Inc., 4.250%, 5/01/2030	2,130,640
9,641,000	NRG Energy, Inc., 4.450%, 6/15/2029, 144A	8,521,186
6,185,000	Pacific Gas & Electric Co., 3.250%, 6/01/2031	5,029,419
7,265,000	Pacific Gas & Electric Co., 4.300%, 3/15/2045	5,183,443
4,540,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	4,108,818
2,050,000	Pacific Gas & Electric Co., 5.450%, 6/15/2027	1,993,639
9,000,000	Southern California Edison Co., 5.300%, 3/01/2028	8,999,004
10,835,000	Vistra Operations Co. LLC, 3.700%, 1/30/2027, 144A	9,922,337

		98,913,697

	Finance Companies — 4.0%
26,609,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	23,007,544
9,900,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	8,099,177
860,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.650%, 7/21/2027	787,626
6,084,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.750%, 6/06/2028	6,033,673
4,995,000	Air Lease Corp., 3.125%, 12/01/2030	4,160,976
2,235,000	Air Lease Corp., 3.250%, 10/01/2029	1,933,336
10,270,000	Air Lease Corp., 3.375%, 7/01/2025	9,733,625
340,000	Air Lease Corp., 4.625%, 10/01/2028	319,561
6,791,000	Air Lease Corp., MTN, 3.000%, 2/01/2030	5,678,800
12,430,000	Aircastle Ltd., 4.125%, 5/01/2024	12,095,075
8,070,000	Aircastle Ltd., 4.400%, 9/25/2023	8,028,810
10,260,000	Ares Capital Corp., 2.875%, 6/15/2028	8,484,676
14,460,000	Ares Capital Corp., 3.200%, 11/15/2031	11,084,515
7,560,000	Aviation Capital Group LLC, 1.950%, 1/30/2026, 144A	6,733,454
7,510,000	Aviation Capital Group LLC, 5.500%, 12/15/2024, 144A	7,351,087
6,475,000	Aviation Capital Group LLC, 6.250%, 4/15/2028, 144A	6,455,834
14,460,000	Aviation Capital Group LLC, 6.375%, 7/15/2030, 144A	14,338,768
8,135,000	Barings BDC, Inc., 3.300%, 11/23/2026	7,086,720
27,825,000	Blackstone Secured Lending Fund, 2.125%, 2/15/2027	23,493,205
2,929,000	FS KKR Capital Corp., 3.125%, 10/12/2028	2,384,414
20,360,000	GATX Corp., 5.450%, 9/15/2033	20,032,120
7,275,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	6,276,353
10,036,000	Owl Rock Capital Corp., 2.625%, 1/15/2027	8,519,162
32,061,000	Owl Rock Capital Corp., 2.875%, 6/11/2028	26,123,679
13,940,000	Owl Rock Technology Finance Corp., 2.500%, 1/15/2027	11,539,294
29,600,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	26,196,000
23,570,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	19,809,831
7,445,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029	6,257,284
21,485,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	17,421,273
25,002,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	19,557,564
12,180,000	SMBC Aviation Capital Finance DAC, 5.450%, 5/03/2028, 144A	12,014,321

		341,037,757

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Financial Other — 0.1%
$2,310,000	CIFI Holdings Group Co. Ltd., 6.000%, 7/16/2025(c)	$255,186
720,000	CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024(c)	80,870
6,220,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031	1,702,849
1,110,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	872,127
2,050,000	Logan Group Co. Ltd., 4.250%, 7/12/2025(d)	193,984
3,445,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(d)	325,988
6,065,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(d)	596,735
400,000	Shimao Group Holdings Ltd., 4.600%, 7/13/2030(d)	39,236
3,495,000	Shimao Group Holdings Ltd., 4.750%, 7/03/2022(d)	264,710
4,345,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(d)	329,089
3,780,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026(d)	377,357
1,265,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(d)	91,866
5,120,000	Times China Holdings Ltd., 5.750%, 1/14/2027(d)	339,546
1,835,000	Times China Holdings Ltd., 6.200%, 3/22/2026(d)	121,693
1,415,000	Times China Holdings Ltd., 6.750%, 7/08/2025(d)	93,380

		5,684,616

	Food & Beverage — 0.6%
19,005,000	Bacardi Ltd./Bacardi-Martini BV, 5.400%, 6/15/2033, 144A	18,836,957
4,895,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.000%, 2/02/2029, 144A	4,151,008
3,625,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.750%, 12/01/2031, 144A	2,972,642
10,660,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.500%, 1/15/2030, 144A	10,226,138
13,590,000	Pilgrim’s Pride Corp., 3.500%, 3/01/2032	10,744,254
2,065,000	Pilgrim’s Pride Corp., 4.250%, 4/15/2031	1,770,840
1,920,000	Smithfield Foods, Inc., 3.000%, 10/15/2030, 144A	1,505,389

		50,207,228

	Gaming — 0.8%
14,625,000	Genm Capital Labuan Ltd., 3.882%, 4/19/2031, 144A	11,825,916
4,880,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	3,940,178
4,380,000	VICI Properties LP, 5.125%, 5/15/2032	4,098,122
5,278,000	VICI Properties LP/VICI Note Co., Inc., 3.875%, 2/15/2029, 144A	4,631,776
21,330,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026, 144A	19,953,816
7,785,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026, 144A	7,354,645
6,760,000	VICI Properties LP/VICI Note Co., Inc., 4.625%, 6/15/2025, 144A	6,531,818
5,560,000	VICI Properties LP/VICI Note Co., Inc., 5.625%, 5/01/2024, 144A	5,525,726

		63,861,997

	Government Owned – No Guarantee — 0.3%
8,755,000	Antares Holdings LP, 2.750%, 1/15/2027, 144A	7,193,010
12,655,000	Antares Holdings LP, 3.750%, 7/15/2027, 144A	10,587,575
	Government Owned – No Guarantee — continued
6,700,000	Antares Holdings LP, 6.000%, 8/15/2023, 144A	6,682,818
2,185,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 8/05/2029	447,575
4,210,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 1/14/2030	858,798

		25,769,776

	Health Care REITs — 0.1%
5,972,000	Welltower OP LLC, 6.500%, 3/15/2041	6,148,727

	Health Insurance — 0.4%
1,370,000	Centene Corp., 2.450%, 7/15/2028	1,171,016
24,555,000	Centene Corp., 2.500%, 3/01/2031	19,581,876
4,145,000	Centene Corp., 2.625%, 8/01/2031	3,303,068
2,520,000	Centene Corp., 3.000%, 10/15/2030	2,099,908
565,000	Centene Corp., 4.625%, 12/15/2029	520,047
4,380,000	Elevance Health, Inc., 4.100%, 5/15/2032	4,081,424

		30,757,339

	Healthcare — 1.3%
6,325,000	Alcon Finance Corp., 5.375%, 12/06/2032, 144A	6,409,243
19,420,000	Cigna Group, 4.375%, 10/15/2028	18,778,204
5,240,000	CVS Health Corp., 1.750%, 8/21/2030	4,181,173
7,210,000	CVS Health Corp., 3.250%, 8/15/2029	6,474,769
3,380,000	CVS Health Corp., 5.250%, 1/30/2031	3,369,392
313,647	CVS Pass-Through Trust, 5.773%, 1/10/2033, 144A	304,065
287,228	CVS Pass-Through Trust, 6.036%, 12/10/2028	286,458
9,794,526	CVS Pass-Through Trust, Series 2013, 4.704%, 1/10/2036, 144A	8,917,916
1,028,949	CVS Pass-Through Trust, Series 2014, 4.163%, 8/11/2036, 144A	887,719
685,000	Encompass Health Corp., 4.750%, 2/01/2030	623,694
5,280,000	HCA, Inc., 2.375%, 7/15/2031	4,222,611
2,671,000	HCA, Inc., 3.500%, 9/01/2030	2,341,264
10,120,000	HCA, Inc., 4.125%, 6/15/2029	9,364,934
16,050,000	HCA, Inc., 4.500%, 2/15/2027	15,482,931
28,645,000	HCA, Inc., 5.500%, 6/01/2033	28,596,346

		110,240,719

	Home Construction — 0.2%
5,370,000	MDC Holdings, Inc., 3.966%, 8/06/2061	3,204,255
12,384,000	MDC Holdings, Inc., 6.000%, 1/15/2043	11,169,638
6,130,000	Meritage Homes Corp., 3.875%, 4/15/2029, 144A	5,408,784

		19,782,677

	Independent Energy — 3.0%
6,782,000	Aker BP ASA, 2.000%, 7/15/2026, 144A	6,090,835
7,360,000	Aker BP ASA, 3.100%, 7/15/2031, 144A	6,090,572
9,925,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	8,821,159
16,455,000	Aker BP ASA, 4.000%, 1/15/2031, 144A	14,633,556
50,613,000	Continental Resources, Inc., 2.875%, 4/01/2032, 144A	38,886,181
40,965,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	38,943,682
4,685,000	Diamondback Energy, Inc., 3.125%, 3/24/2031	4,013,067
4,090,000	Diamondback Energy, Inc., 6.250%, 3/15/2033	4,230,974
6,910,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	6,236,275
9,035,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031, 144A	7,894,331
1,625,000	EQT Corp., 3.125%, 5/15/2026, 144A	1,494,041
9,675,000	EQT Corp., 3.625%, 5/15/2031, 144A	8,321,395
15,955,000	EQT Corp., 3.900%, 10/01/2027	14,750,710
1,970,000	EQT Corp., 5.000%, 1/15/2029	1,854,735

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Independent Energy — continued
$25,820,000	EQT Corp., 5.700%, 4/01/2028	$25,483,500
1,461,000	EQT Corp., 6.125%, 2/01/2025	1,452,789
14,690,000	Hess Corp., 4.300%, 4/01/2027	14,089,112
4,675,000	Leviathan Bond Ltd., 6.125%, 6/30/2025, 144A	4,575,282
4,030,000	Marathon Oil Corp., 6.800%, 3/15/2032	4,169,094
6,090,000	Occidental Petroleum Corp., 5.550%, 3/15/2026	6,012,353
11,260,000	Ovintiv, Inc., 6.500%, 8/15/2034	11,284,248
1,110,000	Ovintiv, Inc., 7.375%, 11/01/2031	1,190,367
1,750,000	Southwestern Energy Co., 4.750%, 2/01/2032	1,542,339
5,600,000	Var Energi ASA, 7.500%, 1/15/2028, 144A	5,755,289
13,015,000	Var Energi ASA, 8.000%, 11/15/2032, 144A	13,770,000

		251,585,886

	Leisure — 0.2%
5,010,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	4,687,174
6,665,000	NCL Corp. Ltd., 5.875%, 2/15/2027, 144A	6,480,580
4,205,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	3,921,329

		15,089,083

	Life Insurance — 1.7%
11,800,000	Athene Global Funding, 1.608%, 6/29/2026, 144A	10,091,623
18,770,000	Athene Global Funding, 1.716%, 1/07/2025, 144A	17,369,848
21,550,000	Athene Global Funding, 2.550%, 11/19/2030, 144A	16,684,442
7,385,000	Athene Holding Ltd., 3.500%, 1/15/2031	6,102,088
8,255,000	CNO Financial Group, Inc., 5.250%, 5/30/2029	7,809,148
19,600,000	Fidelity & Guaranty Life Holdings, Inc., 5.500%, 5/01/2025, 144A	19,057,914
9,063,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	9,401,142
26,914,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	35,159,911
6,440,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	6,805,148
2,872,000	Penn Mutual Life Insurance Co., 6.650%, 6/15/2034, 144A	2,949,701
14,489,000	Penn Mutual Life Insurance Co., 7.625%, 6/15/2040, 144A	15,674,658

		147,105,623

	Local Authorities — 0.2%
14,455,000	Province of Quebec, CN, 0.600%, 7/23/2025	13,226,184

	Lodging — 0.1%
1,795,000	Marriott International, Inc., Series FF, 4.625%, 6/15/2030	1,718,679
3,525,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	2,963,815
975,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	841,488
3,215,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	2,735,405
1,395,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	1,180,519
1,795,000	Travel & Leisure Co., 6.000%, 4/01/2027	1,742,406
235,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	233,214

		11,415,526

	Media Entertainment — 1.8%
5,195,000	Electronic Arts, Inc., 1.850%, 2/15/2031	4,207,845
2,610,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	1,967,644
6,265,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	4,790,842
27,080,000	Meta Platforms, Inc., 4.950%, 5/15/2033	27,059,050
3,105,000	Netflix, Inc., 4.875%, 4/15/2028	3,070,749
	Media Entertainment — continued
27,310,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	26,875,599
15,315,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	15,371,727
11,295,000	Netflix, Inc., 5.875%, 11/15/2028	11,665,499
16,970,000	Netflix, Inc., 6.375%, 5/15/2029	17,954,260
11,520,000	Warnermedia Holdings, Inc., 3.755%, 3/15/2027	10,745,467
4,125,000	Warnermedia Holdings, Inc., 4.054%, 3/15/2029	3,770,745
30,385,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	26,947,711

		154,427,138

	Metals & Mining — 2.2%
3,220,000	Alcoa Nederland Holding BV, 4.125%, 3/31/2029, 144A	2,877,875
4,390,000	Alcoa Nederland Holding BV, 6.125%, 5/15/2028, 144A	4,366,382
550,000	Anglo American Capital PLC, 2.625%, 9/10/2030, 144A	453,685
1,325,000	Anglo American Capital PLC, 2.875%, 3/17/2031, 144A	1,093,997
6,260,000	Anglo American Capital PLC, 4.000%, 9/11/2027, 144A	5,884,384
34,334,000	Anglo American Capital PLC, 4.500%, 3/15/2028, 144A	32,721,159
8,785,000	Anglo American Capital PLC, 4.750%, 4/10/2027, 144A	8,490,158
11,085,000	Anglo American Capital PLC, 5.500%, 5/02/2033, 144A	10,829,969
11,405,000	ArcelorMittal SA, 6.750%, 3/01/2041	11,606,788
15,655,000	ArcelorMittal SA, 6.800%, 11/29/2032	16,072,321
3,363,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	3,310,548
5,890,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	5,745,695
1,399,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	1,397,259
6,325,000	FMG Resources August 2006 Pty. Ltd., 4.375%, 4/01/2031, 144A	5,400,362
4,740,000	Freeport-McMoRan, Inc., 4.250%, 3/01/2030	4,368,081
2,080,000	Freeport-McMoRan, Inc., 4.625%, 8/01/2030	1,959,880
5,065,000	Glencore Funding LLC, 2.500%, 9/01/2030, 144A	4,147,273
7,820,000	Glencore Funding LLC, 2.625%, 9/23/2031, 144A	6,295,422
6,704,000	Glencore Funding LLC, 2.850%, 4/27/2031, 144A	5,533,733
7,688,000	Glencore Funding LLC, 3.875%, 10/27/2027, 144A	7,179,516
39,092,000	Glencore Funding LLC, 4.000%, 3/27/2027, 144A	37,258,415
3,770,000	Glencore Funding LLC, 5.700%, 5/08/2033, 144A	3,740,500
4,280,000	Newcrest Finance Pty. Ltd., 3.250%, 5/13/2030, 144A	3,774,467
1,855,000	Reliance Steel & Aluminum Co., 2.150%, 8/15/2030	1,511,470
4,710,000	Steel Dynamics, Inc., 3.250%, 1/15/2031	4,082,198
2,010,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	1,494,832

		191,596,369

	Midstream — 2.8%
6,970,000	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	6,310,736
5,562,000	Cheniere Energy Partners LP, 3.250%, 1/31/2032	4,575,579
26,995,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	23,768,814
3,122,000	Cheniere Energy Partners LP, 4.500%, 10/01/2029	2,865,235
10,500,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033, 144A	10,530,555

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Midstream — continued
$13,555,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	$11,472,797
3,045,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	2,978,751
650,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	667,451
25,810,000	Enbridge, Inc., 5.700%, 3/08/2033	26,164,408
7,000,000	Energy Transfer LP, 4.950%, 6/15/2028	6,789,796
6,405,000	Energy Transfer LP, 5.250%, 4/15/2029	6,252,831
40,895,000	Energy Transfer LP, 5.750%, 2/15/2033	41,162,699
6,225,000	EnLink Midstream LLC, 6.500%, 9/01/2030, 144A	6,218,090
4,080,000	Enterprise Products Operating LLC, 5.350%, 1/31/2033	4,149,015
1,435,000	Gray Oak Pipeline LLC, 3.450%, 10/15/2027, 144A	1,282,391
14,040,000	MPLX LP, 4.250%, 12/01/2027	13,333,429
4,355,000	MPLX LP, 5.000%, 3/01/2033	4,171,588
85,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	90,612
3,710,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	3,291,835
2,135,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	1,595,395
12,445,000	Sabine Pass Liquefaction LLC, 4.500%, 5/15/2030	11,829,747
810,000	Targa Resources Corp., 5.200%, 7/01/2027	795,243
16,685,000	Targa Resources Corp., 6.125%, 3/15/2033	17,048,565
4,825,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	4,184,529
1,955,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	1,806,694
1,975,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030	1,900,681
4,980,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033, 144A	4,078,051
3,175,000	Venture Global Calcasieu Pass LLC, 6.250%, 1/15/2030, 144A	3,149,401
2,170,000	Western Midstream Operating LP, 4.300%, 2/01/2030	1,948,331
5,070,000	Western Midstream Operating LP, 5.300%, 3/01/2048	4,232,058
5,140,000	Western Midstream Operating LP, 5.450%, 4/01/2044	4,342,150
710,000	Western Midstream Operating LP, 5.500%, 8/15/2048	593,746
2,870,000	Western Midstream Operating LP, 5.500%, 2/01/2050	2,350,731
1,790,000	Western Midstream Operating LP, 6.150%, 4/01/2033	1,804,123
4,385,000	Williams Cos., Inc., 4.650%, 8/15/2032	4,152,648

		241,888,705

	Mortgage Related — 0.0%
547	Federal National Mortgage Association, 6.000%, 7/01/2029	562

	Non-Agency Commercial Mortgage-Backed Securities — 1.7%
8,625,000	BANK, Series 2021-BN35, Class AS, 2.457%, 6/15/2064	6,662,227
410,000	BBSG Mortgage Trust, Series 2016-MRP, Class A, 3.275%, 6/05/2036, 144A	328,960
	Non-Agency Commercial Mortgage-Backed Securities — continued
4,400,000	BPR Trust, Series 2022-SSP, Class A, 1 mo. USD SOFR + 3.000%, 8.147%, 5/15/2039, 144A(a)	4,361,287
8,370,000	BPR Trust, Series 2022-STAR, Class A, 1 mo. USD SOFR + 3.232%, 8.379%, 8/15/2024, 144A(a)	8,296,105
720,288	Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class AM, 3.416%, 10/15/2045, 144A	653,662
681,124	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	563,630
559,363	Commercial Mortgage Trust, Series 2012-LC4, Class B, 4.934%, 12/10/2044(b)	525,517
2,010,000	Commercial Mortgage Trust, Series 2012-LC4, Class C, 5.477%, 12/10/2044(b)	1,638,150
370,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037, 144A	297,961
510,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037, 144A	391,461
12,790,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037, 144A	9,243,214
5,095,000	DBUBS Mortgage Trust, Series 2017-BRBK, Class D, 3.648%, 10/10/2034, 144A(b)	4,474,658
6,597,750	Extended Stay America Trust, Series 2021-ESH, Class B, 1 mo. USD LIBOR + 1.380%, 6.574%, 7/15/2038, 144A(a)	6,436,282
5,180,091	Extended Stay America Trust, Series 2021-ESH, Class C, 1 mo. USD LIBOR + 1.700%, 6.894%, 7/15/2038, 144A(a)	5,040,319
8,215,000	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034, 144A	5,876,798
4,375,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033, 144A(b)	3,684,844
9,406,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class D, 3.668%, 3/05/2033, 144A(b)	6,999,569
6,079,000	GS Mortgage Securities Trust, Series 2014-GC18, Class B, 4.885%, 1/10/2047(b)	4,994,302
1,540,000	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034, 144A	1,332,615
3,031,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class A5, 3.598%, 11/15/2048	2,826,598
6,440,907	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.910%, 12/15/2047, 144A(b)	6,022,248
340,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 3.910%, 12/15/2047, 144A(b)	301,687
9,434,721	Med Trust, Series 2021-MDLN, Class B, 1 mo. USD LIBOR + 1.450%, 6.644%, 11/15/2038, 144A(a)	9,103,336
7,957,809	Med Trust, Series 2021-MDLN, Class C, 1 mo. USD LIBOR + 1.800%, 6.994%, 11/15/2038, 144A(a)	7,668,323
5,720,546	Med Trust, Series 2021-MDLN, Class D, 1 mo. USD LIBOR + 2.000%, 7.194%, 11/15/2038, 144A(a)	5,451,463
5,050,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.284%, 8/15/2046(b)	5,031,917

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities —continued
$1,405,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class C, 5.102%, 10/15/2046(b)	$1,333,028
3,456,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.385%, 6/15/2044, 144A(b)	2,476,431
908,624	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030, 144A	708,727
4,735,000	RBS Commercial Funding, Inc. Trust, Series 2013-GSP, Class A, 3.961%, 1/15/2032, 144A(b)	4,571,762
7,345,000	SCOTT Trust, Series 2023-SFS, Class A, 5.910%, 3/15/2040, 144A	7,253,812
6,706,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class E, 4.842%, 5/10/2063, 144A(b)(c)	33,530
711,733	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A	663,664
4,990,000	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.435%, 7/15/2046(b)	3,895,962
2,910,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class AS, 4.020%, 8/15/2050	2,800,690
4,030,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class AS, 3.419%, 11/15/2059	3,476,810
927,946	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 6.050%, 3/15/2044, 144A(b)	207,628
1,445,629	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.744%, 12/15/2045	1,191,922
4,615,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	3,379,723
1,290,000	WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, 4.204%, 11/15/2047(b)	1,155,914

		141,356,736

	Office REITs — 0.0%
2,085,000	Corporate Office Properties LP, 2.750%, 4/15/2031	1,584,286

	Paper — 0.3%
10,460,000	Suzano Austria GmbH, 3.750%, 1/15/2031	8,926,822
16,595,000	Weyerhaeuser Co., 4.000%, 4/15/2030	15,261,925
2,515,000	WRKCo, Inc., 4.000%, 3/15/2028	2,340,666

		26,529,413

	Pharmaceuticals — 1.0%
4,130,000	Amgen, Inc., 5.250%, 3/02/2033	4,135,268
16,850,000	Astrazeneca Finance LLC, 4.875%, 3/03/2028	16,840,303
2,935,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028, 144A	1,746,912
17,300,000	Pfizer Investment Enterprises Pte. Ltd., 4.750%, 5/19/2033	17,234,818
980,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	870,895
11,215,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	10,049,154
22,400,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	14,724,152
4,335,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	4,010,189
3,140,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	2,848,296
6,795,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	7,002,465
4,885,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	5,119,876

		84,582,328

	Property & Casualty Insurance — 0.3%
16,635,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	14,525,371
3,159,000	SiriusPoint Ltd., 4.600%, 11/01/2026, 144A	2,624,181
14,195,000	Stewart Information Services Corp., 3.600%, 11/15/2031	10,898,671

		28,048,223

	Restaurants — 0.1%
1,430,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.750%, 6/01/2027, 144A	1,380,264
4,800,000	Starbucks Corp., 3.000%, 2/14/2032	4,166,665
2,375,000	Yum! Brands, Inc., 4.750%, 1/15/2030, 144A	2,223,974

		7,770,903

	Retail REITs — 0.1%
1,600,000	Brixmor Operating Partnership LP, 2.250%, 4/01/2028	1,344,032
2,280,000	Brixmor Operating Partnership LP, 4.050%, 7/01/2030	2,055,115
6,815,000	Simon Property Group LP, 2.650%, 7/15/2030	5,788,481

		9,187,628

	Retailers — 0.5%
4,890,000	AutoNation, Inc., 3.850%, 3/01/2032	4,148,594
1,960,000	AutoNation, Inc., 4.750%, 6/01/2030	1,832,612
14,585,000	AutoZone, Inc., 4.000%, 4/15/2030	13,542,950
5,620,000	Dollar General Corp., 3.500%, 4/03/2030	5,039,632
5,070,000	Dollar Tree, Inc., 2.650%, 12/01/2031	4,146,360
4,665,000	Lithia Motors, Inc., 3.875%, 6/01/2029, 144A	4,065,687
8,064,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	7,630,237
3,145,000	Tapestry, Inc., 3.050%, 3/15/2032	2,511,449

		42,917,521

	Supermarkets — 0.0%
325,000	Koninklijke Ahold Delhaize NV, 5.700%, 10/01/2040	328,498

	Technology — 6.4%
5,095,000	Arrow Electronics, Inc., 2.950%, 2/15/2032	4,204,658
13,765,000	Arrow Electronics, Inc., 6.125%, 3/01/2026	13,732,401
11,996,000	Broadcom, Inc., 3.137%, 11/15/2035, 144A	9,201,472
9,915,000	Broadcom, Inc., 3.187%, 11/15/2036, 144A	7,493,292
8,265,000	Broadcom, Inc., 4.150%, 11/15/2030	7,604,206
40,885,000	Broadcom, Inc., 4.300%, 11/15/2032	37,502,988
2,755,000	CDW LLC/CDW Finance Corp., 2.670%, 12/01/2026	2,473,659
3,345,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	2,866,109
20,662,000	CDW LLC/CDW Finance Corp., 3.276%, 12/01/2028	17,951,972
36,935,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	31,166,492
10,510,000	CDW LLC/CDW Finance Corp., 4.250%, 4/01/2028	9,639,048
1,620,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	1,127,627
3,095,000	CommScope, Inc., 4.750%, 9/01/2029, 144A	2,440,100
3,900,000	CommScope, Inc., 6.000%, 3/01/2026, 144A	3,634,696
5,825,000	CommScope, Inc., 7.125%, 7/01/2028, 144A	4,135,750
4,210,000	Dell International LLC/EMC Corp., 5.750%, 2/01/2033	4,250,358
30,015,000	Entegris Escrow Corp., 4.750%, 4/15/2029, 144A	27,863,708
10,115,000	Equinix, Inc., 2.150%, 7/15/2030	8,174,444
17,195,000	Equinix, Inc., 3.200%, 11/18/2029	15,095,896
5,730,000	Flex Ltd., 6.000%, 1/15/2028	5,819,250

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Technology — continued
$1,680,000	Gartner, Inc., 3.625%, 6/15/2029, 144A	$1,478,944
9,873,000	Global Payments, Inc., 2.900%, 5/15/2030	8,368,133
10,714,000	Global Payments, Inc., 2.900%, 11/15/2031	8,715,980
3,705,000	Global Payments, Inc., 5.300%, 8/15/2029	3,609,610
8,125,000	Global Payments, Inc., 5.400%, 8/15/2032	7,917,300
5,320,000	Jabil, Inc., 1.700%, 4/15/2026	4,759,997
4,610,000	Jabil, Inc., 3.000%, 1/15/2031	3,917,196
16,735,000	KLA Corp., 5.650%, 11/01/2034	17,250,523
15,805,000	Leidos, Inc., 5.750%, 3/15/2033	15,701,380
7,480,000	Marvell Technology, Inc., 2.450%, 4/15/2028	6,530,652
6,390,000	Marvell Technology, Inc., 2.950%, 4/15/2031	5,356,537
11,425,000	Microchip Technology, Inc., 0.983%, 9/01/2024	10,791,726
14,735,000	Micron Technology, Inc., 2.703%, 4/15/2032	11,623,966
25,479,000	Micron Technology, Inc., 4.663%, 2/15/2030	24,025,457
10,622,000	Micron Technology, Inc., 5.327%, 2/06/2029	10,457,874
12,445,000	Micron Technology, Inc., 5.875%, 2/09/2033	12,382,811
37,860,000	Micron Technology, Inc., 5.875%, 9/15/2033	37,516,726
4,135,000	Motorola Solutions, Inc., 5.600%, 6/01/2032	4,097,306
5,185,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 2.650%, 2/15/2032	4,197,350
3,980,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.150%, 5/01/2027	3,654,302
2,225,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.400%, 5/01/2030	1,968,609
1,525,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 4.400%, 6/01/2027	1,474,202
5,085,000	Open Text Corp., 6.900%, 12/01/2027, 144A	5,176,683
4,780,000	Oracle Corp., 2.950%, 4/01/2030	4,172,298
25,480,000	Oracle Corp., 3.600%, 4/01/2050	18,206,963
6,765,000	Oracle Corp., 6.150%, 11/09/2029	7,046,204
10,585,000	Oracle Corp., 6.250%, 11/09/2032	11,235,893
4,402,000	S&P Global, Inc., 4.250%, 5/01/2029	4,278,099
1,740,000	Seagate HDD Cayman, 4.091%, 6/01/2029	1,530,713
1,270,000	Sensata Technologies, Inc., 3.750%, 2/15/2031, 144A	1,086,474
3,555,000	SK Hynix, Inc., 6.375%, 1/17/2028, 144A	3,569,882
1,770,000	Skyworks Solutions, Inc., 1.800%, 6/01/2026	1,580,952
970,000	SS&C Technologies, Inc., 5.500%, 9/30/2027, 144A	928,608
13,665,000	TD SYNNEX Corp., 1.750%, 8/09/2026	11,909,895
18,490,000	Trimble, Inc., 6.100%, 3/15/2033	18,734,625
9,135,000	Verisk Analytics, Inc., 4.125%, 3/15/2029	8,719,994
9,945,000	Verisk Analytics, Inc., 5.750%, 4/01/2033	10,411,361
5,450,000	Western Digital Corp., 2.850%, 2/01/2029	4,354,379
8,330,000	Western Digital Corp., 4.750%, 2/15/2026	7,934,472

		543,052,202

	Transportation Services — 0.2%
17,545,000	ERAC USA Finance LLC, 4.900%, 5/01/2033, 144A	17,144,130

	Treasuries — 7.3%
142,940,000	U.S. Treasury Bonds, 2.000%, 11/15/2041	104,630,964
170,890,000	U.S. Treasury Bonds, 2.250%, 2/15/2052	123,494,726
218,545,000	U.S. Treasury Bonds, 3.250%, 5/15/2042	195,017,265
200,000,000	U.S. Treasury Notes, 0.125%, 8/31/2023	198,360,802

		621,503,757

	Wireless — 2.2%
36,125,000	American Tower Corp., 5.500%, 3/15/2028	35,873,674
2,295,000	Crown Castle, Inc., 2.250%, 1/15/2031	1,870,518
5,045,000	Crown Castle, Inc., 2.500%, 7/15/2031	4,144,543
3,725,000	Crown Castle, Inc., 3.300%, 7/01/2030	3,290,203
22,660,000	Crown Castle, Inc., 3.650%, 9/01/2027	21,179,476
	Wireless — continued
6,615,000	Crown Castle, Inc., 4.000%, 3/01/2027	6,287,621
9,950,000	Crown Castle, Inc., 5.100%, 5/01/2033	9,777,710
610,000	Sprint Capital Corp., 6.875%, 11/15/2028	646,596
23,985,000	Sprint Capital Corp., 8.750%, 3/15/2032	28,988,439
1,960,000	T-Mobile USA, Inc., 2.400%, 3/15/2029	1,684,631
8,560,000	T-Mobile USA, Inc., 2.700%, 3/15/2032	7,070,820
15,320,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	13,834,694
7,565,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	6,675,343
52,295,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	48,177,741

		189,502,009

	Wirelines — 0.1%
5,230,000	AT&T, Inc., 2.250%, 2/01/2032	4,154,186
857,000	Level 3 Financing, Inc., 4.625%, 9/15/2027, 144A	596,302
5,200,000	Verizon Communications, Inc., 2.355%, 3/15/2032	4,182,279

		8,932,767

	Total Non-Convertible Bonds (Identified Cost $6,629,243,249)	6,152,853,732

Convertible Bonds — 1.4%
	Airlines — 0.1%
9,180,000	Southwest Airlines Co., 1.250%, 5/01/2025	10,524,870

	Cable Satellite — 0.4%
9,050,000	DISH Network Corp., 2.375%, 3/15/2024	8,020,563
35,520,000	DISH Network Corp., 3.375%, 8/15/2026	18,026,400
4,115,000	DISH Network Corp., Zero Coupon, 6.944%-9.514%, 12/15/2025(e)	2,186,258

		28,233,221

	Consumer Cyclical Services — 0.1%
1,095,000	Peloton Interactive, Inc., Zero Coupon, 0.519%-0.799%, 2/15/2026(e)	830,415
8,630,000	Uber Technologies, Inc., Zero Coupon, 0.000%-4.509%, 12/15/2025(e)	7,911,208

		8,741,623

	Electric — 0.2%
19,145,000	PPL Capital Funding, Inc., 2.875%, 3/15/2028, 144A	18,283,475

	Healthcare — 0.3%
26,530,000	Teladoc Health, Inc., 1.250%, 6/01/2027	21,091,350

	Pharmaceuticals — 0.3%
5,120,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	5,029,212
19,435,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	19,538,100
2,935,000	Livongo Health, Inc., 0.875%, 6/01/2025	2,651,479

		27,218,791

	Total Convertible Bonds (Identified Cost $136,033,641)	114,093,330

Municipals — 0.1%
	Virginia — 0.1%
6,960,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046 (Identified Cost $6,708,312)	6,587,228

	Total Bonds and Notes (Identified Cost $6,771,985,202)	6,273,534,290

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
Senior Loans — 0.1%
	Leisure — 0.1%
$3,805,385	Carnival Corp., USD Term Loan B, 1 mo. USD SOFR + 3.000%, 8.217%, 6/30/2025(a)(f)	$3,797,051
2,925,152	Carnival Corp., 2021 Incremental Term Loan B, 1 mo. USD SOFR + 3.250%, 8.467%, 10/18/2028 (a)(f)	2,895,900

		6,692,951

	Total Senior Loans (Identified Cost $6,642,715)	6,692,951

Collateralized Loan Obligations — 3.6%
3,285,000	522 Funding CLO Ltd., Series 2018-3A, Class AR, 3 mo. USD LIBOR + 1.040%, 6.290%, 10/20/2031, 144A(a)	3,234,651
1,585,000	522 Funding CLO Ltd., Series 2021-7A, Class D, 3 mo. USD LIBOR + 2.900%, 8.173%, 4/23/2034, 144A(a)	1,419,244
5,565,000	AGL CLO 5 Ltd., Series 2020-5A, Class BR, 3 mo. USD LIBOR + 1.700%, 6.950%, 7/20/2034, 144A(a)	5,404,528
8,720,000	AIG CLO LLC, Series 2018-1A, Class A1R, 3 mo. USD LIBOR + 1.120%, 6.370%, 4/20/2032, 144A(a)	8,617,959
3,620,000	AIG CLO LLC, Series 2021-2A, Class A, 3 mo. USD LIBOR + 1.170%, 6.420%, 7/20/2034, 144A(a)	3,556,875
2,505,000	AIMCO CLO 12 Ltd., Series 2020-12A, Class AR, 3 mo. USD SOFR + 1.170%, 6.156%, 1/17/2032, 144A(a)	2,479,015
14,785,000	Alinea CLO Ltd., Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.650%, 6.900%, 7/20/2031, 144A(a)	14,541,846
4,650,000	Allegro CLO VIII Ltd., Series 2018-2A, Class B1, 3 mo. USD LIBOR + 1.670%, 6.930%, 7/15/2031, 144A(a)	4,522,362
7,655,000	Anchorage Capital CLO 9 Ltd., Series 2016-9A, Class AR2, 3 mo. USD LIBOR + 1.140%, 6.400%, 7/15/2032, 144A(a)	7,536,348
3,520,000	ARES Loan Funding I Ltd., Series 2021-ALFA, Class D, 3 mo. USD LIBOR + 3.000%, 8.260%, 10/15/2034, 144A(a)	3,284,713
4,075,000	ARES XXXVII CLO Ltd., Series 2015-4A, Class A3R, 3 mo. USD LIBOR + 1.500%, 6.760%, 10/15/2030, 144A(a)	3,975,725
1,651,667	Atrium XV, Series 15A, Class D, 3 mo. USD LIBOR + 3.000%, 8.273%, 1/23/2031, 144A(a)	1,594,285
1,170,000	Ballyrock CLO Ltd., Series 2019-2A, Class A2R, 3 mo. USD LIBOR + 1.400%, 6.779%, 11/20/2030, 144A(a)	1,139,898
5,320,000	Battalion CLO VIII Ltd., Series 2015-8A, Class A2R2, 3 mo. USD LIBOR + 1.550%, 6.812%, 7/18/2030, 144A(a)	5,176,477
2,525,000	Canyon CLO Ltd., Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.700%, 6.960%, 7/15/2031, 144A(a)	2,451,603
3,920,000	Canyon CLO Ltd., Series 2021-4A, Class B, 3 mo. USD LIBOR + 1.700%, 6.960%, 10/15/2034, 144A(a)	3,900,921
7,170,000	Carlyle U.S. CLO Ltd., Series 2021-9A, Class B, 3 mo. USD LIBOR + 1.650%, 6.900%, 10/20/2034, 144A(a)	6,963,554
6,500,000	CIFC Funding Ltd., Series 2014-5A, Class BR2, 3 mo. USD LIBOR + 1.800%, 7.060%, 10/17/2031, 144A(a)	6,362,122
Collateralized Loan Obligations — continued
2,535,000	CIFC Funding Ltd., Series 2017-1A, Class B, 3 mo. USD LIBOR + 1.700%, 6.961%, 4/23/2029, 144A(a)	2,511,802
4,415,000	CIFC Funding Ltd., Series 2021-6A, Class B, 3 mo. USD LIBOR + 1.650%, 6.910%, 10/15/2034, 144A(a)	4,300,250
3,335,000	Dryden 53 CLO Ltd., Series 2017-53A, Class B, 3 mo. USD LIBOR + 1.400%, 6.660%, 1/15/2031, 144A(a)	3,256,077
1,250,000	Galaxy XXV CLO Ltd., Series 2018-25A, Class B, 3 mo. USD LIBOR + 1.650%, 6.905%, 10/25/2031, 144A(a)	1,214,960
4,465,000	Galaxy XXVI CLO Ltd., Series 2018-26A, Class B, 3 mo. USD LIBOR + 1.700%, 7.079%, 11/22/2031, 144A(a)	4,348,990
5,405,000	GoldenTree Loan Management U.S. CLO 3 Ltd., Series 2018-3A, Class B1, 3 mo. USD LIBOR + 1.550%, 6.800%, 4/20/2030, 144A(a)	5,306,267
3,990,000	Golub Capital Partners CLO Ltd., Series 2019-41A, Class AR, 3 mo. USD LIBOR + 1.320%, 6.570%, 1/20/2034, 144A(a)	3,935,856
13,735,000	Hayfin U.S. XII Ltd., Series 2018-8A, Class B, 3 mo. USD LIBOR + 1.480%, 6.730%, 4/20/2031, 144A(a)	13,319,063
3,545,000	Invesco CLO Ltd., Series 2021-1A, Class D, 3 mo. USD LIBOR + 3.050% 8.310%, 4/15/2034, 144A(a)	3,308,074
13,180,000	Madison Park Funding XIV Ltd., Series 2014-14A, Class BRR, 3 mo. USD LIBOR + 1.700%, 6.973%, 10/22/2030, 144A(a)	12,940,309
9,447,753	Madison Park Funding XXV Ltd., Series 2017-25A, Class A1R, 3 mo. USD LIBOR + 0.970%, 6.225%, 4/25/2029, 144A(a)	9,373,333
4,410,000	Madison Park Funding XXXVII Ltd., Series 2019-37A, Class AR, 3 mo. USD LIBOR + 1.070%, 6.330%, 7/15/2033, 144A(a)	4,357,402
2,945,000	Magnetite XIV-R Ltd., Series 2015-14RA, Class B, 3 mo. USD LIBOR + 1.600%, 6.862%, 10/18/2031, 144A(a)	2,884,448
6,060,000	Magnetite XV Ltd., Series 2015-15A, Class AR, 3 mo. USD SOFR + 1.272%, 6.339%, 7/25/2031, 144A(a)	6,007,024
13,895,000	Morgan Stanley Eaton Vance CLO Ltd., Series 2022-16A, Class B, 3 mo. USD SOFR + 1.950%, 6.936%, 4/15/2035, 144A(a)	13,492,194
2,105,000	Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class DR, 3 mo. USD LIBOR + 2.900%, 8.160%, 4/15/2034, 144A(a)	1,915,700
545,455	Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class A2R2, 3 mo. USD LIBOR + 1.700%, 6.961%, 10/21/2030, 144A(a)	531,903
4,395,000	Neuberger Berman Loan Advisers CLO 45 Ltd., Series 2021-45A, Class A, 3 mo. USD LIBOR + 1.130%, 6.381%, 10/14/2035, 144A(a)	4,314,888
6,205,000	OCP CLO Ltd., Series 2016-12A, Class BR2, 3 mo. USD SOFR + 1.810%, 6.792%, 4/18/2033, 144A(a)	6,109,604
14,755,000	OCP CLO Ltd., Series 2020-8RA, Class A2, 3 mo. USD LIBOR + 1.550%, 6.810%, 1/17/2032, 144A(a)	14,236,937
7,170,000	Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A2, 3 mo. USD LIBOR + 1.470%, 6.730%, 4/16/2031, 144A(a)	6,950,483

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
Collateralized Loan Obligations — continued
$2,000,000	Octagon Investment Partners 26 Ltd., Series 2016-1A, Class BR, 3 mo. USD LIBOR + 1.600%, 6.860%, 7/15/2030, 144A(a)	$1,943,684
1,986,282	Octagon Investment Partners 28 Ltd., Series 2016-1A, Class BR, 3 mo. USD LIBOR + 1.800%, 7.073%, 10/24/2030, 144A(a)	1,945,128
4,155,000	Octagon Investment Partners 46 Ltd., Series 2020-2A, Class DR, 3 mo. USD LIBOR + 3.300%, 8.560%, 7/15/2036, 144A(a)	3,559,360
9,013,033	Octagon Investment Partners XV Ltd., Series 2013-1A, Class A1RR, 3 mo. USD LIBOR + 0.970%, 6.235%, 7/19/2030, 144A(a)	8,954,673
10,050,000	OHA Credit Partners XVI, Series 2021-16A, Class A, 3 mo. USD LIBOR + 1.150%, 6.412%, 10/18/2034, 144A(a)	9,850,025
1,440,000	Palmer Square CLO Ltd., Series 2015-1A, Class A2R4, 3 mo. USD LIBOR + 1.700%, 7.079%, 5/21/2034, 144A(a)	1,404,734
8,844,000	Palmer Square CLO Ltd., Series 2021-2A, Class A, 3 mo. USD LIBOR + 1.150%, 6.410%, 7/15/2034, 144A(a)	8,687,903
3,538,357	Palmer Square Loan Funding Ltd., Series 2021-3A, Class A1, 3 mo. USD LIBOR + 0.800%, 6.050%, 7/20/2029, 144A(a)	3,512,594
12,875,000	Post CLO Ltd., Series 2022-1A, Class B, 3 mo. USD SOFR + 1.900%, 6.949%, 4/20/2035, 144A(a)	12,445,155
19,620,000	Post CLO Ltd., Series 2023-1A, Class A, 3 mo. USD SOFR + 1.950%, 6.829%, 4/20/2036, 144A(a)	19,572,323
4,310,000	Rad CLO 15 Ltd., Series 2021-15A, Class B, 3 mo. USD LIBOR + 1.650%, 6.900%, 1/20/2034, 144A(a)	4,194,669
1,730,000	Recette CLO Ltd., Series 2015-1A, Class BRR, 3 mo. USD LIBOR + 1.400%, 6.650%, 4/20/2034, 144A(a)	1,648,907
1,015,000	Regatta XV Funding Ltd., Series 2018-4A, Class A2, 3 mo. USD LIBOR + 1.850%, 7.105%, 10/25/2031, 144A(a)	991,601
6,680,000	Rockford Tower CLO Ltd., Series 2017-1A, Class DR2A, 3 mo. USD LIBOR + 3.250%, 8.500%, 4/20/2034, 144A(a)	6,273,101
2,695,605	Venture XXIX CLO Ltd., Series 2017-29A, Class AR, 3 mo. USD LIBOR + 0.990%, 6.311%, 9/07/2030, 144A(a)	2,660,803
1,830,000	Vibrant CLO XIV Ltd., Series 2021-14A, Class C, 3 mo. USD LIBOR + 3.750%, 9.000%, 10/20/2034, 144A(a)	1,716,187
3,335,000	Voya CLO Ltd., Series 2013-3A, Class A2RR, 3 mo. USD SOFR + 1.961%, 6.943%, 10/18/2031, 144A(a)	3,220,820
1,610,000	Voya CLO Ltd., Series 2016-3A, Class A3R, 3 mo. USD LIBOR + 1.750%, 7.012%, 10/18/2031, 144A(a)	1,554,635
6,235,000	Voya CLO Ltd., Series 2018-3A, Class B, 3 mo. USD LIBOR + 1.650%, 6.910%, 10/15/2031, 144A(a)	6,021,906

	Total Collateralized Loan Obligations (Identified Cost $314,165,075)	310,935,898

Preferred Stocks — 0.5%
Convertible Preferred Stocks — 0.5%
	Banking — 0.5%
17,832	Bank of America Corp., Series L, 7.250%	20,895,894
18,269	Wells Fargo & Co., Class A, Series L, 7.500%	21,045,888

		41,941,782

	Total Convertible Preferred Stocks (Identified Cost $50,371,459)	41,941,782

	Total Preferred Stocks (Identified Cost $50,371,459)	41,941,782

Principal Amount
Short-Term Investments — 20.8%
$166,236,251	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2023 at 2.300% to be repurchased at $166,268,113 on 7/03/2023 collateralized by $178,641,800 U.S. Treasury Note, 2.750% due 4/30/2027 valued at $169,561,044 including accrued interest (Note 2 of Notes to Financial Statements)	166,236,251
221,450,000	U.S. Treasury Bills, 4.692%-4.695%, 7/13/2023(g)(h)	221,142,045
178,860,000	U.S. Treasury Bills, 4.980%, 11/16/2023(g)	175,359,908
171,660,000	U.S. Treasury Bills, 5.101%-5.115%, 12/14/2023(g)(h)	167,575,318
128,975,000	U.S. Treasury Bills, 5.140%, 10/17/2023(g)	126,996,451
86,515,000	U.S. Treasury Bills, 5.170%, 12/21/2023(g)	84,361,642
331,270,000	U.S. Treasury Bills, 5.190%, 11/24/2023(g)	324,403,657
190,140,000	U.S. Treasury Bills, 5.200%-5.201%, 12/07/2023(g)(h)	185,821,137
326,990,000	U.S. Treasury Bills, 5.215%, 12/28/2023(g)	318,524,115

	Total Short-Term Investments (Identified Cost $1,770,284,880)	1,770,420,524

	Total Investments — 98.7% (Identified Cost $8,913,449,331)	8,403,525,445
	Other assets less liabilities — 1.3%	114,460,613

	Net Assets — 100.0%	$8,517,986,058

(†)	See Note 2 of Notes to Financial Statements.
(a)	Variable rate security. Rate as of June 30, 2023 is disclosed.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2023 is disclosed.
(c)	Non-income producing security.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(f)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 0.75%, to which the spread is added.
(g)	Interest rate represents discount rate at time of purchase; not a coupon rate.

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

(h)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the value of Rule 144A holdings amounted to $2,780,941,286 or 32.6% of net assets.
ABS	Asset-Backed Securities
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit
SLM	Sallie Mae
SOFR	Secured Overnight Financing Rate

At June 30, 2023, open long futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	9/20/2023	11,585	$1,315,826,247	$1,300,597,266	$(15,228,981)
CBOT 2 Year U.S. Treasury Notes Futures	9/29/2023	3,665	753,103,037	745,254,844	(7,848,193)
CBOT 5 Year U.S. Treasury Notes Futures	9/29/2023	966	104,801,068	103,452,563	(1,348,505)
CBOT U.S. Long Bond Futures	9/20/2023	8,415	1,063,931,909	1,067,916,094	3,984,185
CME Ultra Long Term U.S. Treasury Bond Futures	9/20/2023	1,449	194,103,053	197,380,969	3,277,916

Total					$(17,163,578)

At June 30, 2023, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Notes Futures	9/20/2023	6,613	$786,985,202	$783,227,188	$3,758,014

Industry Summary at June 30, 2023 (Unaudited)

Banking	11.3%
Treasuries	7.3
Technology	6.4
ABS Home Equity	4.2
Finance Companies	4.0
ABS Car Loan	3.9
Independent Energy	3.0
Midstream	2.8
Metals & Mining	2.2
Wireless	2.2
ABS Other	2.2
Cable Satellite	2.0
Other Investments, less than 2% each	22.8
Short-Term Investments	20.8
Collateralized Loan Obligations	3.6

Total Investments	98.7
Other assets less liabilities (including futures contracts)	1.3

Net Assets	100.0%

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Strategic Alpha Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 81.8% of Net Assets
Non-Convertible Bonds — 77.5%
	ABS Car Loan — 4.8%
$2,660,000	American Credit Acceptance Receivables Trust, Series 2020-4, Class D, 1.770%, 12/14/2026, 144A	$2,573,399
396,263	Avid Automobile Receivables Trust, Series 2019-1, Class C, 3.140%, 7/15/2026, 144A	395,348
1,035,000	Avid Automobile Receivables Trust, Series 2019-1, Class D, 4.030%, 7/15/2026, 144A	1,028,327
165,000	Avis Budget Rental Car Funding AESOP LLC, Series 2018-1A, Class C, 4.730%, 9/20/2024, 144A	164,610
1,565,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class B, 2.680%, 8/20/2026, 144A	1,450,095
2,360,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class C, 3.020%, 8/20/2026, 144A	2,138,748
1,200,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class B, 2.960%, 2/20/2027, 144A	1,103,225
1,800,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class C, 4.250%, 2/20/2027, 144A	1,673,905
260,000	Carvana Auto Receivables Trust, 6.690%, 7/10/2029, 144A	255,233
610,000	Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.300%, 9/11/2028	573,276
1,180,000	Credit Acceptance Auto Loan Trust, Series 2020-3A, Class C, 2.280%, 2/15/2030, 144A	1,135,652
174,604	DT Auto Owner Trust, Series 2019-2A, Class D, 3.480%, 2/18/2025, 144A	174,408
1,110,000	DT Auto Owner Trust, Series 2020-3A, Class D, 1.840%, 6/15/2026, 144A	1,048,839
2,290,000	DT Auto Owner Trust, Series 2022-2A, Class D, 5.460%, 3/15/2028, 144A	2,216,004
1,170,294	Exeter Automobile Receivables Trust, Series 2020-2A, Class D, 4.730%, 4/15/2026, 144A	1,162,452
57,696	Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.320%, 7/15/2025	57,592
635,000	First Investors Auto Owner Trust, Series 2019-2A, Class D, 2.800%, 12/15/2025, 144A	628,667
1,475,000	First Investors Auto Owner Trust, Series 2019-2A, Class E, 3.880%, 1/15/2026, 144A	1,454,508
3,042,471	Flagship Credit Auto Trust, Series 2019-2, Class D, 3.530%, 5/15/2025, 144A	2,997,237
564,985	GLS Auto Receivables Issuer Trust, Series 2020-3A, Class C, 1.920%, 5/15/2025, 144A	563,816
3,120,000	GLS Auto Receivables Issuer Trust, Series 2021-4A, Class D, 2.480%, 10/15/2027, 144A	2,869,872
1,889,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026, 144A	1,746,135
1,493,000	Hertz Vehicle Financing III LLC, Series 2022-3A, Class D, 6.310%, 3/25/2025, 144A	1,470,968
740,000	Hertz Vehicle Financing III LLC, Series 2023-2A, Class D, 9.400%, 9/25/2029, 144A	746,163
1,050,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026, 144A	993,502
910,000	Prestige Auto Receivables Trust, Series 2019-1A, Class E, 3.900%, 5/15/2026, 144A	900,516
878,870	Santander Drive Auto Receivables Trust, Series 2020-2, Class D, 2.220%, 9/15/2026	863,633
	ABS Car Loan — continued
1,675,000	Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.650%, 2/17/2026, 144A	1,609,081
1,920,000	Westlake Automobile Receivables Trust, Series 2022-2A,Class D, 5.480%, 9/15/2027, 144A	1,871,040

		35,866,251

	ABS Credit Card — 0.1%
420,000	Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.230%, 7/17/2028, 144A	415,095

	ABS Home Equity — 6.9%
122,474	Alternative Loan Trust, Series 2004-16CB, Class 1A1, 5.500%, 7/25/2034	117,634
121,097	Alternative Loan Trust, Series 2004-16CB, Class 3A1, 5.500%, 8/25/2034	116,362
102,537	Alternative Loan Trust, Series 2005-J1, Class 2A1, 5.500%, 2/25/2025	99,551
300,000	American Homes 4 Rent Trust, Series 2014-SFR2, Class D, 5.149%, 10/17/2036, 144A	294,064
2,170,000	American Homes 4 Rent Trust, Series 2014-SFR2, Class E, 6.231%, 10/17/2036, 144A	2,141,775
1,200,000	American Homes 4 Rent Trust, Series 2014-SFR3, Class E, 6.418%, 12/17/2036, 144A	1,185,086
207,137	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	197,245
183,106	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	178,386
94,723	Banc of America Funding Trust, Series 2007-4, Class 5A1, 5.500%, 11/25/2034	83,470
2,315,000	BINOM Securitization Trust, Series 2022-RPL1, Class M1, 3.000%, 2/25/2061, 144A(a)	1,696,162
1,558,107	CIM Trust, Series 2021-NR2, Class A1, 2.568%, 7/25/2059, 144A(a)	1,485,117
337,159	Connecticut Avenue Securities Trust, Series 2020-R01, Class 1M2, 1 mo. USD LIBOR + 2.050%, 7.200%, 1/25/2040, 144A(b)	338,423
1,197,965	Connecticut Avenue Securities Trust, Series 2022- R06, Class 1M1, 30 day USD SOFR Average + 2.750%, 7.817%, 5/25/2042, 144A(b)	1,221,175
1,830,000	CoreVest American Finance Ltd., Series 2019-2, Class B, 3.424%, 6/15/2052, 144A	1,639,161
245,000	CoreVest American Finance Ltd., Series 2020-2, Class C, 4.758%, 5/15/2052, 144A(a)	225,995
1,340,000	CoreVest American Finance Ltd., Series 2020-4, Class C, 2.250%, 12/15/2052, 144A	1,094,919
247,817	Countrywide Alternative Loan Trust, Series 2003-22CB, Class 1A1, 5.750%, 12/25/2033	242,521
281,213	Countrywide Alternative Loan Trust, Series 2004-J10, Class 2CB1, 6.000%, 9/25/2034	275,376
31,449	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB4, Class 2A1, 4.379%, 9/20/2034(a)	28,535
1,160,305	Credit Suisse Mortgage Trust, Series 2020-RPL3, Class A1, 2.691%, 3/25/2060, 144A(a)	1,107,906
1,902,145	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 1.796%, 12/27/2060, 144A(a)	1,753,559
105,225	CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-27, Class 4A4, 5.750%, 11/25/2033	102,045
338,367	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1 mo. USD LIBOR + 0.660%, 5.817%, 9/19/2045(b)	193,689

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$904,937	Federal Home Loan Mortgage Corp., Series 2022-DNA4, Class M1A, REMIC, 30 day USD SOFR Average + 2.200%, 7.267%, 5/25/2042, 144A(b)	$910,711
1,715,000	FirstKey Homes Trust, Series 2020-SFR1, Class E, 2.791%, 8/17/2037, 144A	1,568,964
4,165,000	FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.668%, 10/19/2037, 144A	3,771,982
195,086	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068, 144A(a)	182,051
1,025,000	GITSIT Mortgage Loan Trust, Series 2023-NPL1, Class A1, 8.353%, 5/25/2053, 144A(a)	1,019,882
233,336	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041, 144A	190,327
364,525	IndyMac Index Mortgage Loan Trust, Series 2004-AR7, Class A5, 1 mo. USD LIBOR + 1.220%, 6.370%, 9/25/2034(b)	319,044
576,158	JPMorgan Mortgage Trust, Series 2004-S1, Class 2A1, 6.000%, 9/25/2034	555,099
1,307,326	Legacy Mortgage Asset Trust, Series 2020-GS1, Class A1, 5.882%, 10/25/2059, 144A(a)	1,283,556
260,516	Lehman XS Trust, Series 2006-2N, Class 1A1, 1 mo. USD LIBOR + 0.520%, 5.670%, 2/25/2046(b)	229,613
181,107	MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 5A1, 4.750%, 5/25/2034(a)	172,938
139,679	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1, 5.250%, 11/25/2033	132,882
108,136	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1, 5.500%, 6/25/2034	104,225
130,788	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1, 6.000%, 6/25/2034	128,070
416,917	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1, 6.000%, 9/25/2034	396,997
18,131	Merrill Lynch Mortgage Investors Trust, Series 2006-2, Class 2A, 4.715%, 5/25/2036(a)	17,751
245,000	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class M2, 2.500%, 11/25/2060, 144A(a)	203,329
263,618	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 4A2, 5.500%, 11/25/2035	179,009
486,618	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5, 5.500%, 11/25/2035	445,416
1,005,000	Progress Residential Trust, Series 2019-SFR3, Class D, 2.871%, 9/17/2036, 144A	955,171
785,000	Progress Residential Trust, Series 2020-SFR3, Class E, 2.296%, 10/17/2027, 144A	704,467
795,000	Progress Residential Trust, Series 2021-SFR2, Class E2, 2.647%, 4/19/2038, 144A	693,364
570,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026, 144A	494,046
470,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026, 144A	409,157
930,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038, 144A	793,932
400,000	Progress Residential Trust, Series 2021-SFR5, Class E2, 2.359%, 7/17/2038, 144A	340,885
585,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038, 144A	502,215
415,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040, 144A	328,925
866,674	PRPM LLC, Series 2021-2, Class A1, 2.115%, 3/25/2026, 144A(a)	817,471
2,697,160	PRPM LLC, Series 2021-4, Class A1, 1.867%, 4/25/2026, 144A(a)	2,484,239
	ABS Home Equity — continued
1,597,570	PRPM LLC, Series 2021-9, Class A1, 2.363%, 10/25/2026, 144A(a)	1,484,503
1,709,544	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1, 1 mo. USD LIBOR + 0.310%, 5.460%, 7/25/2035(b)	1,096,880
3,453,846	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059, 144A(a)	3,172,729
1,040,000	Tricon American Homes, Series 2020-SFR1, Class E, 3.544%, 7/17/2038, 144A	947,330
1,170,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.730%, 11/17/2039, 144A	991,584
340,170	VCAT LLC, Series 2021-NPL1, Class A1, 2.289%, 12/26/2050, 144A(a)	325,908
885,604	VCAT LLC, Series 2021-NPL5, Class A1, 1.868%, 8/25/2051, 144A(a)	801,967
958,027	VOLT XCII LLC, Series 2021-NPL1, Class A1, 1.893%, 2/27/2051, 144A(a)	865,197
2,605,241	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 1.893%, 2/27/2051, 144A(a)	2,355,056
1,429,248	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 2.240%, 2/27/2051, 144A(a)	1,313,327
1,549,433	VOLT XCVI LLC, Series 2021-NPL5, Class A1, 2.116%, 3/27/2051, 144A(a)	1,450,350

		50,958,705

	ABS Other — 3.3%
277,347	AASET LLC, Series 2022-1A, Class A, 6.000%, 5/16/2047, 144A	268,223
349,313	Accelerated Assets LLC, Series 2018-1, Class B, 4.510%, 12/02/2033, 144A	334,624
2,218,114	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 7.072%, 2/15/2040, 144A(a)	452,067
1,644,886	Apollo Aviation Securitization Equity Trust, Series 2021-1A, Class A, 2.950%, 11/16/2041, 144A	1,417,085
2,340,000	BHG Securitization Trust, Series 2022-A, Class B, 2.700%, 2/20/2035, 144A	2,090,465
783,358	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A, 4.213%, 12/16/2041, 144A(a)	720,431
876,650	DB Master Finance LLC, Series 2021-1A, Class A2II, 2.493%, 11/20/2051, 144A	741,125
405,414	Diamond Resorts Owner Trust, Series 2019-1A,Class B, 3.530%, 2/20/2032, 144A	384,650
199,382	FREED ABS Trust, Series 2021-2, Class C, 1.940%, 6/19/2028, 144A	195,504
187,241	Hilton Grand Vacations Trust, Series 2018-AA, Class C, 4.000%, 2/25/2032, 144A	178,476
381,240	Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/2038, 144A	328,818
836,219	Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425%, 11/15/2039, 144A	654,407
700,000	HPEFS Equipment Trust, Series 2021-1A, Class D, 1.030%, 3/20/2031, 144A	675,438
1,856,045	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038, 144A	1,592,189
758,268	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043, 144A	676,005
1,292,169	MAPS Ltd., Series 2018-1A, Class B, 5.193%, 5/15/2043, 144A	944,140
310,000	Marlette Funding Trust, Series 2021-2A, Class C, 1.500%, 9/15/2031, 144A	291,872

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Other — continued
$89,111	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(a)	$79,788
167,219	MVW LLC, Series 2020-1A, Class C, 4.210%, 10/20/2037, 144A	157,084
161,910	MVW Owner Trust, Series 2019-1A, Class C, 3.330%, 11/20/2036, 144A	151,837
730,000	Navient Private Education Refi Loan Trust, Series 2020-HA, Class B, 2.780%, 1/15/2069, 144A	598,077
1,110,000	OneMain Financial Issuance Trust, Series 2020-1A, Class B, 4.830%, 5/14/2032, 144A	1,102,645
1,020,000	OneMain Financial Issuance Trust, Series 2020-2A, Class C, 2.760%, 9/14/2035, 144A	885,912
810,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036, 144A	642,922
610,567	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class C, 3.510%, 7/20/2037, 144A	575,101
219,697	Sierra Timeshare Receivables Funding LLC, Series 2023-1A, Class C, 7.000%, 1/20/2040, 144A	217,144
945,000	SLAM Ltd., Series 2021-1A, Class B, 3.422%, 6/15/2046, 144A	788,149
1,569,820	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.970%, 9/25/2037, 144A	1,394,337
301,985	Textainer Marine Containers VII Ltd., Series 2020-1A, Class A, 2.730%, 8/21/2045, 144A	274,137
3,505,953	TIF Funding II LLC, Series 2021-1A, Class A, 1.650%, 2/20/2046, 144A	2,898,065
1,749,701	WAVE Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042, 144A	1,391,083
520,178	Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750%, 9/15/2043, 144A(a)	431,238
702,715	Willis Engine Structured Trust V, Series 2020-A, Class A, 3.228%, 3/15/2045, 144A	586,767
231,269	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046, 144A	183,284

		24,303,089

	ABS Student Loan — 1.9%
650,000	College Ave Student Loans LLC, Series 2021-A, Class D, 4.120%, 7/25/2051, 144A	595,157
162,071	Commonbond Student Loan Trust, Series 2021-AGS, Class B, 1.400%, 3/25/2052, 144A	125,986
962,189	Education Funding Trust, Series 2020-A, Class A, 2.790%, 7/25/2041, 144A	880,649
1,035,000	Navient Private Education Refi Loan Trust, Series 2018-A, Class B, 3.680%, 2/18/2042, 144A	972,785
1,775,000	Navient Private Education Refi Loan Trust, Series 2018-CA, Class B, 4.220%, 6/16/2042, 144A	1,650,743
3,410,000	Navient Private Education Refi Loan Trust, Series 2019-FA, Class B, 3.120%, 8/15/2068, 144A	2,770,679
695,000	Navient Private Education Refi Loan Trust, Series 2019-GA, Class B, 3.080%, 10/15/2068, 144A	558,453
320,000	Navient Private Education Refi Loan Trust, Series 2020-DA, Class B, 3.330%, 5/15/2069, 144A	261,279
1,290,000	Navient Private Education Refi Loan Trust, Series 2020-FA, Class B, 2.690%, 7/15/2069, 144A	1,064,720
	ABS Student Loan — continued
810,000	Nelnet Student Loan Trust, Series 2021-DA, Class B, 2.900%, 4/20/2062, 144A	665,295
339,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28 day Auction Rate Security, 8.658%, 6/15/2032(b)	335,913
1,016,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28 day Auction Rate Security, 8.648%, 3/15/2033(b)	1,010,647
106,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28 day Auction Rate Security, 8.693%, 3/15/2033(b)	105,442
800,000	SMB Private Education Loan Trust, Series 2015-C, Class B, 3.500%, 9/15/2043, 144A	761,499
407,125	SMB Private Education Loan Trust, Series 2017-B, Class A2B, 1 mo. USD LIBOR +0.750%, 5.943%, 10/15/2035, 144A(b)	403,119
190,000	SMB Private Education Loan Trust, Series 2018-B, Class B, 4.000%, 7/15/2042, 144A	169,665
510,000	SMB Private Education Loan Trust, Series 2018-C, Class B, 4.000%, 11/17/2042, 144A	458,637
1,350,000	SoFi Professional Loan Program Trust, Series 2020-A, Class BFX, 3.120%, 5/15/2046, 144A	1,111,079

		13,901,747

	ABS Whole Business — 0.9%
1,510,000	Applebee’s Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053, 144A	1,485,606
2,967,375	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049, 144A	2,483,995
1,832,982	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.540%, 2/25/2044, 144A	1,804,907
977,400	Wendy’s Funding LLC, Series 2019-1A, Class A2II, 4.080%, 6/15/2049, 144A	873,786

		6,648,294

	Aerospace & Defense — 0.2%
960,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	945,600
655,000	TransDigm, Inc., 6.750%, 8/15/2028, 144A	657,483

		1,603,083

	Airlines — 0.6%
4,552,155	United Airlines Pass-Through Trust, Series 2019-2, Class B, 3.500%, 11/01/2029	4,100,945
493,200	United Airlines Pass-Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	472,974

		4,573,919

	Automotive — 2.3%
1,640,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	1,545,438
4,935,000	Aptiv PLC/Aptiv Corp., 2.396%, 2/18/2025	4,683,276
330,000	General Motors Co., 5.200%, 4/01/2045	281,497
2,530,000	General Motors Co., 5.400%, 4/01/2048	2,173,652
2,905,000	General Motors Co., 5.950%, 4/01/2049	2,714,361
1,365,000	General Motors Financial Co., Inc., 1.200%, 10/15/2024	1,284,016
765,000	General Motors Financial Co., Inc., 6.000%, 1/09/2028	771,131
1,455,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(c)	1,184,006
1,170,000	General Motors Financial Co., Inc., Series B, (fixed rate to 9/30/2028, variable rate thereafter), 6.500%(c)	999,908

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Automotive — continued
$470,000	General Motors Financial Co., Inc., Series C, (fixed rate to 9/30/2030, variable rate thereafter), 5.700%(c)	$412,587
510,000	ZF North America Capital, Inc., 6.875%, 4/14/2028, 144A	517,334
560,000	ZF North America Capital, Inc., 7.125%, 4/14/2030, 144A	570,259

		17,137,465

	Banking — 7.9%
2,530,000	Ally Financial, Inc., Series B, (fixed rate to 5/15/2026, variable rate thereafter), 4.700%(c)	1,783,650
2,400,000	Ally Financial, Inc., Series C, (fixed rate to 5/15/2028, variable rate thereafter), 4.700%(c)	1,548,000
2,200,000	Banco Santander SA, 5.147%, 8/18/2025	2,160,728
1,735,000	Barclays PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.375%(c)	1,178,759
4,460,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	3,529,246
1,095,000	BNP Paribas SA, (fixed rate to 3/25/2024, variable rate thereafter), 6.625%, 144A(c)	1,051,612
6,580,000	Citigroup, Inc., (fixed rate to 1/25/2025, variable rate thereafter), 2.014%, 1/25/2026	6,181,213
1,330,000	Citigroup, Inc., (fixed rate to 5/01/2024, variable rate thereafter), 0.981%, 5/01/2025	1,272,659
1,345,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	986,383
5,280,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	3,992,716
1,135,000	HSBC Holdings PLC, (fixed rate to 3/09/2028, variable rate thereafter), 6.161%, 3/09/2029	1,144,659
6,595,000	JPMorgan Chase & Co., (fixed rate to 2/24/2025, variable rate thereafter), 2.595%, 2/24/2026	6,253,663
7,575,000	Morgan Stanley, MTN, (fixed rate to 10/21/2024, variable rate thereafter), 1.164%, 10/21/2025	7,081,943
6,595,000	Morgan Stanley, MTN, (fixed rate to 2/18/2025, variable rate thereafter), 2.630%, 2/18/2026	6,252,086
3,550,000	Standard Chartered PLC, (fixed rate to 11/18/2030, variable rate thereafter), 3.265%, 2/18/2036, 144A	2,793,551
1,030,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033, 144A	1,234,597
375,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032, 144A	303,347
4,570,000	UBS Group AG, (fixed rate to 6/05/2025, variable rate thereafter), 2.193%, 6/05/2026, 144A	4,190,547
910,000	UBS Group AG, (fixed rate to 7/15/2025, variable rate thereafter), 6.373%, 7/15/2026, 144A	904,252
740,000	UBS Group AG, (fixed rate to 8/11/2027, variable rate thereafter), 6.442%, 8/11/2028, 144A	742,723
1,500,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033, 144A	1,535,145
2,255,000	UniCredit SpA, (fixed rate to 9/22/2025, variable rate thereafter), 2.569%, 9/22/2026, 144A	2,035,417

		58,156,896

	Building Materials — 1.3%
$3,145,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	$2,647,789
3,360,000	Cemex SAB de CV, 5.200%, 9/17/2030, 144A	3,143,889
1,725,000	Cemex SAB de CV, 5.450%, 11/19/2029, 144A	1,663,330
2,330,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%, 144A(c)	2,073,570

		9,528,578

	Cable Satellite — 4.4%
10,810,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027, 144A	10,066,757
520,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.500%, 5/01/2026, 144A	507,016
225,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.300%, 2/01/2032	170,325
645,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.800%, 4/01/2031	519,006
330,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 4/01/2033	289,659
6,565,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 12/01/2061	4,431,708
2,000,000	CSC Holdings LLC, 3.375%, 2/15/2031, 144A	1,353,781
400,000	CSC Holdings LLC, 4.500%, 11/15/2031, 144A	278,886
9,810,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	4,364,833
405,000	CSC Holdings LLC, 5.000%, 11/15/2031, 144A	188,612
405,000	CSC Holdings LLC, 5.750%, 1/15/2030, 144A	191,229
885,000	CSC Holdings LLC, 6.500%, 2/01/2029, 144A	715,112
3,210,000	DISH DBS Corp., 5.125%, 6/01/2029	1,490,551
6,305,000	DISH DBS Corp., 5.250%, 12/01/2026, 144A	5,057,698
1,770,000	DISH DBS Corp., 5.750%, 12/01/2028, 144A	1,316,497
1,625,000	Ziggo Bond Co. BV, 6.000%, 1/15/2027, 144A	1,491,458

		32,433,128

	Chemicals — 0.4%
1,045,000	Ashland, Inc., 3.375%, 9/01/2031, 144A	834,683
1,915,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	1,645,112
210,000	INEOS Quattro Finance 2 PLC, 3.375%, 1/15/2026, 144A	191,636
455,000	Orbia Advance Corp. SAB de CV, 2.875%, 5/11/2031, 144A	359,618

		3,031,049

	Consumer Cyclical Services — 2.1%
490,000	Expedia Group, Inc., 2.950%, 3/15/2031	412,901
405,000	Expedia Group, Inc., 3.250%, 2/15/2030	352,492
1,080,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc.,5.250%, 12/01/2027, 144A	1,026,000
8,055,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	7,413,807
680,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	676,641
5,255,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	5,375,092
320,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	326,116

		15,583,049

	Consumer Products — 0.2%
1,605,000	Natura Cosmeticos SA, 4.125%, 5/03/2028, 144A	1,388,442

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Electric – 0.6%
$3,025,000	Edison International, Series A, (fixed rate to 3/15/2026, variable rate thereafter), 5.375%(c)	$2,643,548
1,490,000	Pacific Gas & Electric Co., 4.300%, 3/15/2045	1,063,087
685,000	Pacific Gas & Electric Co., 5.450%, 6/15/2027	666,167

		4,372,802

	Finance Companies — 4.4%
1,670,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	1,443,970
510,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.750%, 6/06/2028	505,781
855,000	Aircastle Ltd., Series A (fixed rate to 6/15/2026, variable rate thereafter), 5.250%, 144A(c)	596,705
1,530,000	Ares Capital Corp., 2.875%, 6/15/2028	1,265,259
3,400,000	Ares Capital Corp., 3.200%, 11/15/2031	2,606,318
580,000	Aviation Capital Group LLC, 1.950%, 1/30/2026, 144A	516,588
1,870,000	Barings BDC, Inc., 3.300%, 11/23/2026	1,629,031
2,535,000	Blackstone Secured Lending Fund, 2.125%, 2/15/2027	2,140,351
698,000	FS KKR Capital Corp., 3.125%, 10/12/2028	568,221
1,040,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	897,238
2,125,000	OneMain Finance Corp., 3.500%, 1/15/2027	1,823,122
140,000	OneMain Finance Corp., 4.000%, 9/15/2030	107,800
300,000	OneMain Finance Corp., 5.375%, 11/15/2029	255,044
5,000	OneMain Finance Corp., 6.875%, 3/15/2025	4,951
2,415,000	Owl Rock Capital Corp., 2.875%, 6/11/2028	1,967,770
1,415,000	Owl Rock Technology Finance Corp., 2.500%, 1/15/2027	1,171,313
7,915,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	7,004,775
2,865,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	2,407,941
105,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	85,140
5,245,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	4,102,849
1,235,000	SMBC Aviation Capital Finance DAC, 5.450%, 5/03/2028, 144A	1,218,201

		32,318,368

	Financial Other — 0.9%
540,000	Agile Group Holdings Ltd., 5.500%, 4/21/2025	139,682
425,000	Agile Group Holdings Ltd., 5.500%, 5/17/2026	92,786
430,000	Agile Group Holdings Ltd., 5.750%, 1/02/2025	133,257
1,540,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025	365,273
485,000	Central China Real Estate Ltd.,7.250%, 7/16/2024(d)	43,776
410,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(d)	34,727
1,000,000	Central China Real Estate Ltd.,7.650%, 8/27/2025(d)	69,960
625,000	Central China Real Estate Ltd., 7.750%, 5/24/2024(d)	49,869
2,379,845	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031, 144A	145,932
1,960,135	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031, 144A	258,228
239,712	CFLD Cayman Investment Ltd., Zero Coupon, 0.000%-36.271%, 1/31/2031, 144A(e)	7,191
710,000	China Aoyuan Group Ltd., 6.350%, 2/08/2024(d)	44,261
645,000	China Aoyuan Group Ltd., 7.950%, 2/19/2023(d)	29,514
630,000	China Evergrande Group, 8.250%, 3/23/2022(d)	37,882
	Financial Other — continued
1,020,000	China Evergrande Group, 8.750%, 6/28/2025(d)	61,894
270,000	China Evergrande Group, 9.500%, 4/11/2022(d)	16,359
220,000	China Evergrande Group, 9.500%, 3/29/2024(d)	13,442
1,110,000	CIFI Holdings Group Co. Ltd., 4.450%, 8/17/2026(f)	121,467
480,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	377,136
1,180,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.750%, 9/15/2024	1,127,450
945,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	814,968
125,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.250%, 5/15/2026	113,764
515,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.375%, 12/15/2025	478,746
1,875,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(d)	127,613
205,000	Kaisa Group Holdings Ltd., 9.950%, 7/23/2025(d)	13,827
855,000	Kaisa Group Holdings Ltd., 10.500%, 1/15/2025(d)	55,515
4,525,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(d)	294,532
2,045,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(d)	126,558
2,125,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(d)	144,627
645,000	KWG Group Holdings Ltd., 6.000%, 8/14/2026(d)	62,526
845,000	KWG Group Holdings Ltd., 6.300%, 2/13/2026(d)	83,464
400,000	Logan Group Co. Ltd., 4.250%, 7/12/2025(d)	37,851
230,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(d)	21,764
825,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(d)	81,172
725,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(d)	54,911
610,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(d)	44,299
410,000	Sunac China Holdings Ltd., 6.500%, 1/10/2025(d)	66,162
2,620,000	Sunac China Holdings Ltd., 6.500%, 1/26/2026(d)	383,088
205,000	Sunac China Holdings Ltd., 6.650%, 8/03/2024(d)	33,374
1,090,000	Sunac China Holdings Ltd., 7.000%, 7/09/2025(d)	177,299
210,000	Times China Holdings Ltd., 5.750%, 1/14/2027(d)	13,927
1,085,000	Times China Holdings Ltd., 6.200%, 3/22/2026(d)	71,954
4,400,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(d)	183,407
325,000	Yuzhou Group Holdings Co. Ltd., 7.375%, 1/13/2026(d)	13,547
415,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(d)	17,299
555,000	Yuzhou Group Holdings Co. Ltd., 7.850%, 8/12/2026(d)	23,134
1,360,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(d)	47,600
210,000	Zhenro Properties Group Ltd., 6.700%, 8/04/2026(d)	4,200
220,000	Zhenro Properties Group Ltd., 7.350%, 2/05/2025(d)	8,626

		6,769,840

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Food & Beverage — 0.7%
$1,700,000	Aramark Services, Inc., 6.375%, 5/01/2025, 144A	$1,698,432
1,015,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.000%, 2/02/2029, 144A	860,730
2,980,000	Pilgrim’s Pride Corp., 5.875%, 9/30/2027, 144A	2,944,247

		5,503,409

	Gaming — 1.5%
1,810,000	Genm Capital Labuan Ltd., 3.882%, 4/19/2031, 144A	1,463,583
2,355,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	2,342,427
910,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	911,137
2,670,000	VICI Properties LP/VICI Note Co., Inc., 3.875%, 2/15/2029, 144A	2,343,092
1,375,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026, 144A	1,286,287
1,140,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026, 144A	1,076,981
985,000	VICI Properties LP/VICI Note Co., Inc., 4.625%, 6/15/2025, 144A	951,752
815,000	VICI Properties LP/VICI Note Co., Inc., 5.625%, 5/01/2024, 144A	809,976

		11,185,235

	Government Owned – No Guarantee — 0.7%
2,350,000	Antares Holdings LP, 2.750%, 1/15/2027, 144A	1,930,734
2,790,000	Antares Holdings LP, 3.750%, 7/15/2027, 144A	2,334,202
845,000	Antares Holdings LP, 3.950%, 7/15/2026, 144A	740,947
2,395,000,000	Financiera de Desarrollo Territorial SA Findeter, 7.875%, 8/12/2024, 144A, (COP)	536,161

		5,542,044

	Government Sponsored — 0.2%
1,200,000	Petrobras Global Finance BV, 6.500%, 7/03/2033	1,174,200

	Health Care REITs — 0.0%
455,000	National Health Investors, Inc., 3.000%, 2/01/2031	349,114

	Health Insurance — 0.1%
150,000	Centene Corp., 2.450%, 7/15/2028	128,213
740,000	Molina Healthcare, Inc., 4.375%, 6/15/2028, 144A	682,170

		810,383

	Healthcare — 0.1%
475,000	Charles River Laboratories International, Inc., 4.250%, 5/01/2028, 144A	434,898

	Independent Energy — 3.8%
3,095,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	2,750,780
1,670,000	Aker BP ASA, 4.000%, 1/15/2031, 144A	1,485,144
1,905,000	Continental Resources, Inc., 2.875%, 4/01/2032, 144A	1,463,619
6,455,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	6,136,494
1,515,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	1,367,288
2,185,000	EQT Corp., 3.625%, 5/15/2031, 144A	1,879,302
3,045,000	EQT Corp., 3.900%, 10/01/2027	2,815,162
585,000	EQT Corp., 5.000%, 1/15/2029	550,772
1,480,000	Leviathan Bond Ltd., 6.125%, 6/30/2025, 144A	1,448,432
740,000	Leviathan Bond Ltd., 6.500%, 6/30/2027, 144A	711,147
315,000	Matador Resources Co., 6.875%, 4/15/2028, 144A	311,785
	Independent Energy — continued
3,240,000	Occidental Petroleum Corp., 5.550%, 3/15/2026	3,198,690
115,000	Occidental Petroleum Corp., 6.125%, 1/01/2031	116,771
180,000	Occidental Petroleum Corp., 7.875%, 9/15/2031	200,664
180,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	206,888
320,000	Ovintiv, Inc.,6.500%, 8/15/2034	320,689
140,000	Ovintiv, Inc., 6.500%, 2/01/2038	137,255
695,000	Ovintiv, Inc., 6.625%, 8/15/2037	685,995
90,000	Ovintiv, Inc., 7.200%, 11/01/2031	94,441
85,000	Ovintiv, Inc., 7.375%, 11/01/2031	91,154
385,000	Ovintiv, Inc., 8.125%, 9/15/2030	422,523
380,000	Southwestern Energy Co., 4.750%, 2/01/2032	334,908
870,000	Var Energi ASA, 7.500%, 1/15/2028, 144A	894,125
410,000	Var Energi ASA, 8.000%, 11/15/2032, 144A	433,784

		28,057,812

	Industrial Other — 0.1%
500,000	TopBuild Corp., 4.125%, 2/15/2032, 144A	425,957

	Leisure — 1.3%
1,880,000	Carnival Corp., 5.750%, 3/01/2027, 144A	1,730,709
580,000	Carnival Corp., 6.000%, 5/01/2029, 144A	517,844
1,560,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	1,459,479
1,405,000	NCL Corp. Ltd., 5.875%, 2/15/2027, 144A	1,366,124
570,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	513,011
240,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026, 144A	220,308
3,090,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	2,881,548
1,260,000	VOC Escrow Ltd., 5.000%, 2/15/2028, 144A	1,156,050

		9,845,073

	Life Insurance — 0.1%
1,110,000	Global Atlantic Finance Co., 4.400%, 10/15/2029, 144A	935,995

	Local Authorities – 0.0%
67,000,000	Provincia de Buenos Aires, Argentina Badlar Floating Rate Notes + 3.750% 88.734%, 4/12/2025, 144A, (ARS)	124,720

	Lodging — 0.8%
435,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.875%, 7/01/2031, 144A	364,937
585,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	519,158
1,230,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.875%, 4/01/2027	1,193,202
805,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	694,767
1,000,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	850,826
1,330,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	1,125,513
195,000	Travel & Leisure Co., 6.000%, 4/01/2027	189,287
945,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	937,817

		5,875,507

	Media Entertainment — 2.1%
1,815,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	1,368,304
3,330,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	2,546,449
1,040,000	Netflix, Inc., 4.875%, 4/15/2028	1,028,528
1,430,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	1,407,254
860,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	863,185
1,325,000	Netflix, Inc., 5.875%, 11/15/2028	1,368,463
1,705,000	Netflix, Inc., 6.375%, 5/15/2029	1,803,890

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Media Entertainment — continued
$1,025,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.000%, 8/15/2027, 144A	$930,392
600,000	Playtika Holding Corp., 4.250%, 3/15/2029, 144A	532,500
805,000	Warnermedia Holdings, Inc., 3.755%, 3/15/2027	750,877
855,000	Warnermedia Holdings, Inc., 4.054%, 3/15/2029	781,573
2,555,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	2,265,967

		15,647,382

	Metals & Mining — 1.5%
1,885,000	ArcelorMittal SA, 6.800%, 11/29/2032	1,935,249
4,180,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	4,114,805
3,010,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	3,006,255
1,930,000	FMG Resources August 2006 Pty. Ltd., 4.500%, 9/15/2027, 144A	1,797,311

		10,853,620

	Midstream — 0.9%
165,000	EnLink Midstream LLC, 6.500%, 9/01/2030, 144A	164,817
490,000	Hess Midstream Operations LP, 4.250%, 2/15/2030, 144A	427,525
640,000	Hess Midstream Operations LP, 5.625%, 2/15/2026, 144A	629,600
555,000	Targa Resources Corp., 6.125%, 3/15/2033	567,093
1,460,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	1,349,244
1,535,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033, 144A	1,256,990
815,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031, 144A	700,873
1,770,000	Western Midstream Operating LP, 3.350%, 2/01/2025	1,691,908
15,000	Western Midstream Operating LP, 6.150%, 4/01/2033	15,118

		6,803,168

	Non-Agency Commercial Mortgage-Backed Securities — 5.5%
2,995,000	Barclays Commercial Mortgage Securities Trust, Series 2020-BID, Class B, 1 mo. USD LIBOR + 2.540%, 7.733%, 10/15/2037, 144A(b)	2,797,777
2,155,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 11.972%, 12/15/2038, 144A(b)	1,910,470
2,040,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 5.105%, 5/10/2047, 144A(a)	1,356,622
2,585,000	Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922%, 10/15/2045, 144A	2,122,104
140,000	Commercial Mortgage Trust, Series 2012-LC4, Class C, 5.477%, 12/10/2044(a)	114,100
1,890,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037, 144A	1,365,885
5,680,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	3,068,671
750,000	DBUBS Mortgage Trust, Series 2017-BRBK, Class D, 3.648%, 10/10/2034, 144A(a)	658,684
592,699	Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD LIBOR + 2.250%, 7.444%, 7/15/2038, 144A(b)	575,963
475,000	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034, 144A	339,803
	Non-Agency Commercial Mortgage-Backed Securities — continued
796,978	GS Mortgage Securities Corp. Trust, Series 2013-G1, Class B, 3.845%, 4/10/2031, 144A(a)	737,440
3,195,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class D, 3.668%, 3/05/2033, 144A(a)	2,377,591
540,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.297%, 8/10/2044, 144A(a)	375,655
3,905,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.297%, 8/10/2044, 144A(a)	1,219,368
845,000	GS Mortgage Securities Trust, Series 2014-GC18, Class B, 4.885%, 1/10/2047(a)	694,224
1,945,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class C, 5.360%, 2/15/2046, 144A(a)	1,841,867
2,421,057	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.910%, 12/15/2047, 144A(a)	2,263,689
919,401	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.385%, 6/15/2044, 144A(a)	827,461
2,515,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.385%, 6/15/2044, 144A(a)	1,802,148
1,060,000	Starwood Retail Property Trust, Series 2014-STAR, Class C, 1 mo. USD LIBOR + 2.750%, 7.944%, 11/15/2027, 144A(b)(g)	391,123
4,243,654	Starwood Retail Property Trust, Series 2014-STAR, Class D, 1 mo. USD LIBOR + 3.500%, 8.694%, 11/15/2027, 144A(b)(f)(g)	938,908
3,575,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, 1 mo. USD LIBOR + 4.400%, 9.594%, 11/15/2027, 144A(b)(f)(g)	178,750
1,370,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class E, 4.842%, 5/10/2063, 144A(a)(f)	6,850
3,094,293	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.435%, 7/15/2046(a)	2,415,882
1,690,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B, 3.671%, 11/15/2059(a)	1,405,966
440,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C, 4.257%, 11/15/2059(a)	311,948
4,885,000	Wells Fargo Commercial Mortgage Trust, Series 2019-JWDR, Class C, 3.139%, 9/15/2031, 144A(a)	4,318,181
1,632,830	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 6.050%, 3/15/2044, 144A(a)	365,346
1,699,593	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class E, 4.992%, 6/15/2044, 144A(a)	1,168,566
2,245,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.473%, 12/15/2045(a)	1,543,438
1,570,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	1,149,765

		40,644,245

	Pharmaceuticals — 2.8%
1,980,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028, 144A	1,178,496
1,325,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	563,125
145,000	Bausch Health Cos., Inc., 5.000%, 2/15/2029, 144A	59,789
685,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	284,275
165,000	Bausch Health Cos., Inc., 6.250%, 2/15/2029, 144A	70,125

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Pharmaceuticals — continued
$270,000	Bausch Health Cos., Inc., 7.000%, 1/15/2028, 144A	$116,743
380,000	Grifols Escrow Issuer SA, 4.750%, 10/15/2028, 144A	329,794
795,000	Teva Pharmaceutical Finance Netherlands II BV, 6.000%, 1/31/2025, (EUR)	878,522
1,225,000	Teva Pharmaceutical Finance Netherlands II BV, 7.375%, 9/15/2029, (EUR)	1,360,086
1,030,000	Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/2031, (EUR)	1,160,995
5,755,000	Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 7/21/2023	5,739,979
920,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	824,362
10,035,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	6,596,289
200,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	185,014
635,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	576,009
435,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	448,281
305,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	319,665

		20,691,549

	Restaurants — 0.3%
2,515,000	1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/2028, 144A	2,321,782

	Retailers — 0.3%
2,405,000	Lithia Motors, Inc., 3.875%, 6/01/2029, 144A	2,096,030

	Technology — 3.6%
1,020,000	Broadcom, Inc., 3.137%, 11/15/2035, 144A	782,386
2,865,000	Broadcom, Inc., 4.150%, 11/15/2030	2,635,941
2,115,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	1,812,204
1,115,000	CDW LLC/CDW Finance Corp., 3.276%, 12/01/2028	968,757
485,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	409,253
970,000	CDW LLC/CDW Finance Corp., 4.250%, 4/01/2028	889,617
1,615,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	1,124,147
3,590,000	CommScope, Inc., 7.125%, 7/01/2028, 144A	2,548,900
330,000	Everi Holdings, Inc., 5.000%, 7/15/2029, 144A	289,001
395,000	Global Payments, Inc., 2.900%, 11/15/2031	321,338
225,000	Global Payments, Inc., 5.400%, 8/15/2032	219,248
1,700,000	Leidos, Inc., 5.750%, 3/15/2033	1,688,855
340,000	Micron Technology, Inc., 5.875%, 2/09/2033	338,301
1,595,000	Micron Technology, Inc., 5.875%, 9/15/2033	1,580,538
3,560,000	Micron Technology, Inc., 6.750%, 11/01/2029	3,700,589
330,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.400%, 5/01/2030	291,973
730,000	Open Text Corp., 6.900%, 12/01/2027, 144A	743,162
1,000,000	SK Hynix, Inc., 6.500%, 1/17/2033, 144A	1,009,561
1,980,000	Trimble, Inc., 6.100%, 3/15/2033	2,006,196
1,210,000	VMware, Inc., 2.200%, 8/15/2031	950,818
1,240,000	Western Digital Corp., 2.850%, 2/01/2029	990,721
1,780,000	Western Digital Corp., 4.750%, 2/15/2026	1,695,481

		26,996,987

	Transportation Services — 0.2%
1,640,000	Rand Parent LLC, 8.500%, 2/15/2030, 144A	1,484,905

	Treasuries — 6.1%
697,300,000	Hungary Government Bonds, Series 23/A, 6.000%, 11/24/2023, (HUF)	$1,994,057
29,901,000,000	Indonesia Treasury Bonds, Series FR95, 6.375%, 8/15/2028, (IDR)	2,032,610
338,660,000	Republic of South Africa Government Bonds, Series 2037, 8.500%, 1/31/2037, (ZAR)	13,748,827
12,675,000	U.S. Treasury Notes, 4.250%, 12/31/2024(h)	12,497,748
7,735,000	U.S. Treasury Notes, 4.375%, 10/31/2024	7,641,636
7,500,000	U.S. Treasury Notes, 4.500%, 11/30/2024	7,420,313

		45,335,191

	Wireless — 1.6%
2,655,000	Crown Castle, Inc., 5.100%, 5/01/2033	2,609,027
2,400,000	HTA Group Ltd., 7.000%, 12/18/2025, 144A	2,266,560
1,695,000	IHS Holding Ltd., 5.625%, 11/29/2026, 144A	1,475,328
1,040,000	IHS Holding Ltd., 6.250%, 11/29/2028, 144A	848,162
2,745,000	SBA Communications Corp., 3.875%, 2/15/2027	2,528,711
1,630,000	SoftBank Group Corp., 4.625%, 7/06/2028	1,408,646
750,000	SoftBank Group Corp., 5.250%, 7/06/2031	643,392

		11,779,826

	Total Non-Convertible Bonds (Identified Cost $692,119,282)	573,908,832

Convertible Bonds — 4.3%
	Airlines — 0.7%
915,000	JetBlue Airways Corp., 0.500%, 4/01/2026	751,448
3,680,000	Southwest Airlines Co., 1.250%, 5/01/2025	4,219,120

		4,970,568

	Cable Satellite — 0.8%
1,560,000	DISH Network Corp., Zero Coupon, 0.000%-33.747%, 12/15/2025(e)	828,812
1,170,000	DISH Network Corp., 2.375%, 3/15/2024	1,036,913
8,125,000	DISH Network Corp., 3.375%, 8/15/2026	4,123,437

		5,989,162

	Consumer Cyclical Services — 0.3%
235,000	Peloton Interactive, Inc., Zero Coupon, 0.519%-0.987%, 2/15/2026(e)	178,217
2,705,000	Uber Technologies, Inc., Zero Coupon, 0.000%-5.582%, 12/15/2025(e)	2,479,700

		2,657,917

	Gaming — 0.1%
615,000	Penn Entertainment, Inc., 2.750%, 5/15/2026	761,985

	Healthcare — 0.5%
4,960,000	Teladoc Health, Inc., 1.250%, 6/01/2027	3,943,200

	Leisure — 0.2%
1,340,000	NCL Corp. Ltd., 1.125%, 2/15/2027	1,232,371

	Media Entertainment — 0.3%
1,340,000	Snap, Inc., Zero Coupon, 6.697%-7.641%, 5/01/2027(e)	991,600
1,160,000	Spotify USA, Inc., Zero Coupon, 5.189%-5.777%, 3/15/2026(e)	985,420

		1,977,020

	Pharmaceuticals — 1.0%
2,990,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	2,936,981
3,745,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	3,764,867

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Pharmaceuticals — continued
$855,000	Guardant Health, Inc., Zero Coupon, 0.000%, 11/15/2027(i)	$611,294
505,000	Livongo Health, Inc., 0.875%, 6/01/2025	456,217

		7,769,359

	Technology — 0.4%
1,005,000	Splunk, Inc., 1.125%, 6/15/2027	866,813
2,275,000	Unity Software, Inc., Zero Coupon, 7.084%-8.213%, 11/15/2026(e)	1,816,587

		2,683,400

	Total Convertible Bonds (Identified Cost $40,650,658)	31,984,982

	Total Bonds and Notes (Identified Cost $732,769,940)	605,893,814

Senior Loans — 1.6%
	Cable Satellite — 0.3%
1,930,000	Ziggo BV, 2019 EUR Term Loan H, 6 mo. EURIBOR + 3.000%, 6.102%, 1/31/2029, (EUR)(b)(j)	1,969,821

	Consumer Cyclical Services — 0.3%
2,042,375	Uber Technologies, Inc., 2023 Term Loan B, 3 mo. USD SOFR + 2.750%, 8.009%, 3/03/2030(j)(k)	2,040,741

	Leisure — 0.2%
805,909	Carnival Corp., 2021 Incremental Term Loan B, 1 mo. USD SOFR+3.250%, 8.467%, 10/18/2028(b)(l)	797,850
1,049,590	Carnival Corp., USD Term Loan B, 1 mo. USD SOFR + 3.000%, 8.217%, 6/30/2025(b)(l)	1,047,291

		1,845,141

	Media Entertainment — 0.5%
2,020,000	MH Sub I LLC, 2023 Term Loan, 1 mo. USD SOFR + 4.250%, 9.353%, 5/03/2028(b)(m)	1,935,160
2,199,560	Playtika Holding Corp., 2021 Term Loan, 1 mo. USD LIBOR + 2.750%, 7.943%, 3/13/2028(b)(j)	2,188,848

		4,124,008

	Property & Casualty Insurance — 0.1%
243,775	AmWINS Group, Inc., 2023 Incremental Term Loan B, 1 mo. USD SOFR +2.750%, 7.834%, 2/19/2028(b)(l)	242,912
560,000	HUB International Ltd., 2023 Term Loan B, 6/20/2030(n)	561,014

		803,926

	Technology — 0.1%
970,125	Open Text Corp., 2022 Term Loan B, 1 mo. USD SOFR + 3.500%, 8.703%, 1/31/2030(b)(m)	974,170

	Transportation Services — 0.1%
553,613	Rand Parent LLC, 2023 Term Loan B, 3 mo. USD SOFR + 4.250%, 9.492%, 3/17/2030(b)(j)	519,012

	Total Senior Loans (Identified Cost $12,480,937)	12,276,819

Collateralized Loan Obligations — 9.3%
1,740,000	AGL CLO 3 Ltd., Series 2020-3A, Class D, 3 mo. USD LIBOR + 3.300%, 8.560%, 1/15/2033, 144A(b)	1,664,745
395,000	AIG CLO LLC, Series 2021-2A, Class A, 3 mo. USD LIBOR + 1.170%, 6.420%, 7/20/2034, 144A(b)	388,112
Collateralized Loan Obligations — continued
3,460,000	AIMCO CLO 11 Ltd., Series 2020-11A, Class DR, 3 mo. USD LIBOR + 3.000%, 8.260%, 10/17/2034, 144A(b)	3,225,066
1,325,000	AIMCO CLO 12 Ltd., Series 2020-12A, Class AR, 3 mo. USD SOFR + 1.170%, 6.156%, 1/17/2032, 144A(b)	1,311,256
480,000	Apidos CLO XX, Series 2015-20A, Class BRR, 3 mo. USD LIBOR + 1.950%, 7.210%, 7/16/2031, 144A(b)	464,362
3,175,000	Apidos CLO XXIII, Series 2015-23A, Class CR, 3 mo. USD LIBOR + 2.000%, 7.260%, 4/15/2033, 144A(b)	3,023,343
500,000	ARES LIX CLO Ltd., Series 2021-59A, Class E, 3 mo. USD LIBOR + 6.250%, 11.505%, 4/25/2034, 144A(b)	449,366
1,105,000	Atlas Senior Loan Fund Ltd., Series 2021-16A, Class D, 3 mo. USD LIBOR + 3.700%, 8.950%, 1/20/2034, 144A(b)	966,802
400,000	Ballyrock CLO Ltd., Series 2018-1A, Class C, 3 mo. USD LIBOR + 3.150%, 8.400%, 4/20/2031, 144A(b)	375,587
850,000	Barings CLO Ltd., Series 2019-4A, Class C, 3 mo. USD LIBOR + 2.800%, 8.060%, 1/15/2033, 144A(b)	833,791
1,830,000	Basswood Park CLO Ltd., Series 2021-1A, Class D, 3 mo. USD LIBOR + 2.650%, 7.900%, 4/20/2034, 144A(b)	1,660,150
445,000	Battalion CLO XVI Ltd., Series 2019 16A, Class DR, 3 mo. USD LIBOR + 3.250%, 8.500%, 12/19/2032, 144A(b)	408,976
915,000	Bristol Park CLO Ltd., Series 2016-1A, Class CR, 3 mo. USD LIBOR + 1.950%, 7.210%, 4/15/2029, 144A(b)	876,930
455,000	Burnham Park CLO Ltd., Series 2016-1A, Class CR, 3 mo. USD LIBOR + 2.150%, 7.400%, 10/20/2029, 144A(b)	439,072
400,000	Carbone CLO Ltd., Series 2017-1A, Class B, 3 mo. USD LIBOR + 1.800%, 7.050%, 1/20/2031, 144A(b)	390,055
980,000	Carlyle U.S. CLO Ltd., Series 2016-4A, Class A2R, 3 mo. USD LIBOR + 1.450%, 6.700%, 10/20/2027, 144A(b)	970,274
970,000	CarVal CLO IV Ltd., Series 2021-1A, Class D, 3 mo. USD LIBOR + 3.250%, 8.500%, 7/20/2034, 144A(b)	908,356
730,000	CIFC Funding Ltd., Series 2013-2A, Class A3LR, 3 mo. USD LIBOR + 1.950%, 7.212%, 10/18/2030, 144A(b)	694,042
265,000	CIFC Funding Ltd., Series 2014-2RA, Class A3, 3 mo. USD LIBOR + 1.900%, 7.173%, 4/24/2030, 144A(b)	255,044
875,000	Dryden 45 Senior Loan Fund, Series 2016-45A, Class ER, 3 mo. USD LIBOR + 5.850%, 11.110%, 10/15/2030, 144A(b)	724,530
250,000	Dryden 64 CLO Ltd., Series 2018-64A, Class C, 3 mo. USD LIBOR + 1.750%, 7.012%, 4/18/2031, 144A(b)	236,963
300,000	Dryden XXVI Senior Loan Fund, Series 2013-26A, Class CR, 3 mo. USD LIBOR + 1.850%, 7.110%, 4/15/2029, 144A(b)	288,444
1,405,000	Galaxy XXVI CLO Ltd., Series 2018-26A, Class E, 3 mo. USD LIBOR + 5.850%, 11.229%, 11/22/2031, 144A(b)	1,248,002

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Collateralized Loan Obligations — continued
$2,435,000	Generate CLO 7 Ltd., Series 7A, Class D, 3 mo. USD LIBOR + 3.800%, 9.073%, 1/22/2033, 144A(b)	$2,382,996
650,000	Gilbert Park CLO Ltd., Series 2017-1A, Class D, 3 mo. USD LIBOR + 2.950%, 8.210%, 10/15/2030, 144A(b)	601,798
320,000	GoldenTree Loan Management U.S. CLO 3 Ltd., Series 2018-3A, Class C, 3 mo. USD LIBOR + 1.900%, 7.150%, 4/20/2030, 144A(b)	310,969
435,000	Golub Capital Partners CLO Ltd., Series 2019-41A, Class AR, 3 mo. USD LIBOR + 1.320%, 6.570%, 1/20/2034, 144A(b)	429,097
1,640,000	Greystone CRE Notes Ltd., Series 2021-HC2, Class A, 1 mo. USD SOFR + 1.914%, 7.062%, 12/15/2039, 144A(b)	1,588,481
1,550,000	Hayfin U.S. XII Ltd., Series 2020-12A, Class D, 3 mo. USD LIBOR + 4.160%, 9.410%, 1/20/2034, 144A(b)	1,510,937
310,000	LCM 30 Ltd., Series 30A, Class DR, 3 mo. USD LIBOR + 3.000%, 8.250%, 4/20/2031, 144A(b)	283,784
475,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class C, 3 mo. USD LIBOR + 2.150%, 7.423%, 1/23/2031, 144A(b)	466,135
300,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D, 3 mo. USD LIBOR + 3.000%, 8.273%, 1/23/2031, 144A(b)	290,112
3,300,000	Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class CR2, 3 mo. USD LIBOR + 1.900%, 7.173%, 1/28/2030, 144A(b)	3,151,045
575,000	Neuberger Berman Loan Advisers CLO 45 Ltd., Series 2021-45A, Class A, 3 mo. USD LIBOR + 1.130%, 6.381%, 10/14/2035, 144A(b)	564,519
2,100,000	Oaktree CLO Ltd., Series 2019-4A, Class E, 3 mo. USD LIBOR + 7.230%, 12.480%, 10/20/2032, 144A(b)	1,973,397
495,000	Octagon Investment Partners 39 Ltd., Series 2018-3A, Class E, 3 mo. USD LIBOR + 5.750%, 11.000%, 10/20/2030, 144A(b)	421,286
920,000	Octagon Investment Partners XXII Ltd., Series 2014-1A, Class CRR, 3 mo. USD LIBOR + 1.900%, 7.173%, 1/22/2030, 144A(b)	876,898
445,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class ER, 3 mo. USD LIBOR + 6.360%, 11.621%, 4/21/2034, 144A(b)	425,680
1,900,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class ER, 3 mo. USD LIBOR + 6.250%, 11.500%, 7/02/2035, 144A(b)	1,822,056
5,105,000	OHA Credit Funding 4 Ltd., Series 2019-4A, Class ER, 3 mo. USD LIBOR + 6.400%, 11.673%, 10/22/2036, 144A(b)	4,790,113
1,745,000	OHA Credit Funding 5 Ltd., Series 2020-5A, Class C, 3 mo. USD LIBOR + 2.000%, 7.262%, 4/18/2033, 144A(b)	1,725,019
1,095,000	OHA Credit Partners XVI, Series 2021-16A, Class A, 3 mo. USD LIBOR + 1.150%, 6.412%, 10/18/2034, 144A(b)	1,073,212
2,245,000	OHA Loan Funding Ltd., Series 2013-1A, Class DR2, 3 mo. USD LIBOR + 3.050%, 8.323%, 7/23/2031, 144A(b)	2,145,962
1,570,000	OHA Loan Funding Ltd., Series 2016-1A, Class CR, 3 mo. USD LIBOR + 1.950%, 7.200%, 1/20/2033, 144A(b)	1,519,568
Collateralized Loan Obligations — continued
2,050,000	OZLM XXIII Ltd., Series 2019-23A, Class DR, 3 mo. USD LIBOR + 3.750%, 9.010%, 4/15/2034, 144A(b)	1,878,739
300,000	Palmer Square CLO Ltd., Series 2015-2A, Class BR2, 3 mo. USD LIBOR + 1.950%, 7.200%, 7/20/2030, 144A(b)	287,965
2,610,000	Parallel Ltd., Series 2017-1A, Class CR, 3 mo. USD LIBOR + 2.000%, 7.250%, 7/20/2029, 144A(b)	2,542,751
1,045,000	Pikes Peak CLO 1, Series 2018-1A, Class D, 3 mo. USD LIBOR + 3.150%, 8.423%, 7/24/2031, 144A(b)	972,778
1,190,000	Point Au Roche Park CLO Ltd., Series 2021-1A, Class D, 3 mo. USD LIBOR + 2.800%, 8.050%, 7/20/2034, 144A(b)	1,082,093
2,110,000	Post CLO Ltd., Series 2023-1A, Class A, 3 mo. USD SOFR + 1.950%, 6.829%, 4/20/2036, 144A(b)	2,104,873
340,000	Recette CLO Ltd., Series 2015-1A, Class DRR, 3 mo. USD LIBOR + 3.250%, 8.500%, 4/20/2034, 144A(b)	309,583
2,565,000	Rockford Tower CLO Ltd., Series 2017-2A, Class CR, 3 mo. USD LIBOR + 1.900%, 7.160%, 10/15/2029, 144A(b)	2,517,229
2,000,000	Rockford Tower CLO Ltd., Series 2018-1A, Class A, 3 mo. USD LIBOR + 1.100%, 6.479%, 5/20/2031, 144A(b)	1,977,484
1,030,000	Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR3, 3 mo. USD LIBOR + 1.160%, 6.420%, 4/17/2034, 144A(b)	1,010,590
920,000	TCW CLO Ltd., Series 2018-1A,Class D, 3 mo. USD LIBOR + 2.910%, 8.165%, 4/25/2031, 144A(b)	824,426
1,030,000	TICP CLO VII Ltd., Series 2017-7A, Class CR, 3 mo. USD LIBOR + 2.150%, 7.410%, 4/15/2033, 144A(b)	987,990
610,000	TICP CLO XV Ltd., Series 2020-15A, Class C, 3 mo. USD LIBOR + 2.150%, 7.400%, 4/20/2033, 144A(b)	601,554
895,000	TRESTLES CLO II Ltd., Series 2018-2A, Class D, 3 mo. USD LIBOR + 5.750%, 11.005%, 7/25/2031, 144A(b)	788,624
895,000	Verde CLO Ltd., Series 2019-1A, Class AR, 3 mo. USD LIBOR + 1.100%, 6.360%, 4/15/2032, 144A(b)	882,476

	Total Collateralized Loan Obligations (Identified Cost $70,198,997)	68,925,487

Shares
Common Stocks — 2.0%
	Aerospace & Defense — 0.0%
549	Lockheed Martin Corp.	252,749

	Air Freight & Logistics — 0.1%
1,745	United Parcel Service, Inc., Class B	312,791

	Banks — 0.0%
868	JPMorgan Chase & Co.	126,242

	Beverages — 0.0%
4,214	Coca-Cola Co.	253,767

	Biotechnology — 0.1%
2,264	AbbVie, Inc.	305,029

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Shares	Description	Value (†)
	Capital Markets — 0.1%
193	BlackRock, Inc.	$133,390
2,175	Morgan Stanley	185,745

		319,135

	Chemicals — 0.0%
324	Linde PLC	123,470

	Communications Equipment — 0.0%
1,726	Cisco Systems, Inc.	89,303

	Construction Materials — 0.2%
240,838	Cemex SAB de CV, ADR(f)	1,705,133

	Consumer Staples Distribution & Retail — 0.1%
229	Costco Wholesale Corp.	123,289
1,296	Walmart, Inc.	203,705

		326,994

	Containers & Packaging — 0.0%
655	Packaging Corp. of America	86,565

	Electric Utilities — 0.0%
1,606	Duke Energy Corp.	144,122
559	NextEra Energy, Inc.	41,478

		185,600

	Electrical Equipment — 0.0%
1,245	Emerson Electric Co.	112,536

	Financial Services — 0.0%
314	Mastercard, Inc., Class A	123,496

	Ground Transportation — 0.0%
845	Union Pacific Corp.	172,904

	Health Care Equipment & Supplies — 0.0%
1,897	Abbott Laboratories	206,811

	Health Care Providers & Services — 0.1%
520	Elevance Health, Inc.	231,031
484	UnitedHealth Group, Inc.	232,630

		463,661

	Hotels, Restaurants & Leisure — 0.0%
2,617	Starbucks Corp.	259,240

	Household Products — 0.0%
1,775	Procter & Gamble Co.	269,338

	IT Services — 0.0%
604	Accenture PLC, Class A	186,382

	Life Sciences Tools & Services — 0.0%
317	Thermo Fisher Scientific, Inc.	165,395

	Machinery — 0.1%
492	Cummins, Inc.	120,619
556	Deere & Co.	225,285

		345,904

	Media — 0.2%
277,733	Altice USA, Inc., Class A(f)	838,754
7,301	Comcast Corp., Class A	303,356

		1,142,110

	Metals & Mining — 0.0%
4,961	Newmont Corp.	211,636

	Oil, Gas & Consumable Fuels — 0.6%
21,232	Canadian Natural Resources Ltd.	1,194,512
656	Devon Energy Corp.	31,711
11,888	Diamondback Energy, Inc.	1,561,608
6,864	EOG Resources, Inc.	785,516
3,028	Pioneer Natural Resources Co.	627,341
5,180	Williams Cos., Inc.	169,024

		4,369,712

	Pharmaceuticals — 0.1%
3,363	Bristol-Myers Squibb Co.	$215,064
1,446	Johnson & Johnson	239,342
308	Merck & Co., Inc.	35,540

		489,946

	Semiconductors & Semiconductor Equipment — 0.1%
428	Broadcom, Inc.	371,260
3,128	Microchip Technology, Inc.	280,238
2,286	QUALCOMM, Inc.	272,125

		923,623

	Software — 0.1%
1,110	Microsoft Corp.	377,999

	Specialized REITs — 0.0%
1,108	American Tower Corp.	214,886

	Specialty Retail — 0.0%
712	Home Depot, Inc.	221,176

	Technology Hardware, Storage & Peripherals — 0.1%
1,455	Apple, Inc.	282,226

	Trading Companies & Distributors — 0.0%
2,198	Fastenal Co.	129,660

	Total Common Stocks (Identified Cost $17,915,515)	14,755,419

Preferred Stocks — 0.1%
Convertible Preferred Stocks — 0.1%
	Midstream — 0.0%
2,329	El Paso Energy Capital Trust I, 4.750%	108,182

	Technology — 0.1%
23,100	Clarivate PLC, Series A, 5.250%	948,255

	Total Convertible Preferred Stocks (Identified Cost $2,414,274)	1,056,437

	Total Preferred Stocks (Identified Cost $2,414,274)	1,056,437

Other Investments — 0.0%
	Aircraft ABS — 0.0%
900	ECAF I Blocker Ltd.(f)(g)(o) (Identified Cost $9,000,000)	—

Principal Amount (‡)
Short-Term Investments — 2.5%
$18,291,382	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2023 at 2.300% to be repurchased at $18,294,888 on 7/03/2023 collateralized by $19,813,500 U.S. Treasury Note, 2.625% due 5/31/2027 valued at $18,657,260 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $18,291,382)	18,291,382

	Total Investments — 97.3% (Identified Cost $863,071,045)	721,199,358
	Other assets less liabilities — 2.7%	19,717,679

	Net Assets — 100.0%	$740,917,037

See accompanying notes to financial statements.

|  46

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Written Options — (0.0%)
Description	Expiration Date	Exercise Price	Shares (††)	Notional Amount	Premiums (Received)	Value (†)
Options on Securities – (0.0%)
Accenture PLC, Call	8/18/2023	340.00	(300)	$(92,574)	$(1,310)	$(285)
Apple, Inc., Call	8/18/2023	195.00	(800)	(155,176)	(2,143)	(4,420)
Broadcom, Inc., Call	8/18/2023	950.00	(300)	(260,229)	(4,580)	(2,955)
Cisco Systems, Inc., Call	8/18/2023	52.50	(800)	(41,392)	(766)	(944)
Comcast Corp., Call	8/18/2023	42.50	(3,600)	(149,580)	(2,654)	(3,204)
Costco Wholesale Corp., Call	8/18/2023	545.00	(100)	(53,838)	(487)	(948)
Cummins, Inc., Call	8/18/2023	250.00	(400)	(98,064)	(1,087)	(2,500)
Deere & Co., Call	8/18/2023	440.00	(400)	(162,076)	(2,187)	(1,680)
Emerson Electric Co., Call	8/18/2023	92.50	(800)	(72,312)	(670)	(1,520)
Fastenal Co., Call	8/18/2023	60.00	(1,700)	(100,283)	(1,508)	(2,125)
Home Depot, Inc., Call	8/18/2023	325.00	(400)	(124,256)	(1,151)	(1,700)
Johnson & Johnson, Call	8/18/2023	170.00	(1,000)	(165,520)	(1,257)	(1,610)
JPMorgan Chase & Co., Call	8/18/2023	150.00	(600)	(87,264)	(808)	(1,203)
Linde PLC, Call	8/18/2023	385.00	(100)	(38,108)	(467)	(910)
Lockheed Martin Corp., Call	8/18/2023	490.00	(400)	(184,152)	(1,641)	(840)
Mastercard, Inc., Call	8/18/2023	390.00	(200)	(78,660)	(1,383)	(2,755)
Merck & Co., Inc., Call	8/18/2023	115.00	(100)	(11,539)	(211)	(380)
Microchip Technology, Inc., Call	8/18/2023	92.50	(2,500)	(223,975)	(5,023)	(7,750)
Microsoft Corp., Call	8/18/2023	370.00	(800)	(272,432)	(3,174)	(2,740)
Procter & Gamble Co., Call	8/18/2023	155.00	(1,200)	(182,088)	(1,521)	(2,082)
QUALCOMM, Inc., Call	8/18/2023	130.00	(1,800)	(214,272)	(5,107)	(3,492)
Starbucks Corp., Call	8/18/2023	110.00	(1,800)	(178,308)	(1,813)	(801)
United Parcel Service, Inc., Call	8/18/2023	185.00	(1,200)	(215,100)	(2,840)	(5,340)
Walmart, Inc., Call	8/18/2023	160.00	(600)	(94,308)	(1,132)	(1,527)

Total					$(44,920)	$(53,711)

(†)	See Note 2 of Notes to Financial Statements.
(‡)	Principal Amount/Par Value stated in U.S. dollars unless otherwise noted.
(††)	Options on securities are expressed as shares.
(a)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2023 is disclosed.
(b)	Variable rate security. Rate as of June 30, 2023 is disclosed.
(c)	Perpetual bond with no specified maturity date.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(f)	Non-income producing security.
(g)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(h)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(i)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(j)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 0.00%, to which the spread is added.
(k)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at June 30, 2023. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(l)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 0.75%, to which the spread is added.
(m)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 0.50%, to which the spread is added.
(n)	Position is unsettled. Contract rate was not determined at June 30, 2023 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(o)	Securities subject to restriction on resale. At June 30, 2023, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
ECAF I Blocker Ltd.	6/18/2015	$9,000,000	$—	Less than 0.1%

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the value of Rule 144A holdings amounted to $411,784,158 or 55.6% of net assets.
ABS	Asset-Backed Securities
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
EURIBOR	Euro Interbank Offered Rate
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit
SAFEX	South African Futures Exchange
SLM	Sallie Mae
SOFR	Secured Overnight Financing Rate
ARS	Argentine Peso
COP	Colombian Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ZAR	South African Rand

See accompanying notes to financial statements.

47  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

At June 30, 2023, the Fund had the following open centrally cleared interest rate swap agreements:

Notional Value	Currency	Expiration Date	Fund Pays[1]	Fund Receives[1]	Market Value	Unrealized Appreciation (Depreciation)[2]
330,000,000	ZAR	5/07/2030	7.58%	3 mo. SAFEX-JIBAR	$1,375,073	$1,373,598

At June 30, 2023, the Fund had the following open centrally cleared credit default swap agreements:

Buy Protection

Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Value(‡)	Unamortized Up Front Premium Paid/(Received)	Market Value	Unrealized Appreciation (Depreciation)
CDX.NA.HY*.S40	(5.00%)	06/20/2028	23,520,000	$31,275	$(687,131)	$(718,406)
CDX.NA.HY*.S40	(5.00%)	06/20/2028	37,805,000	61,042	(1,104,464)	(1,165,506)

Total					$(1,791,595)	$(1,883,912)

(‡)	Notional value stated in U.S. dollars unless otherwise noted.

[1]	Payments are made quarterly.

[2]	Differences between unrealized appreciation (depreciation) and market value, if any, are due to interest booked as part of the initial trades.

*	CDX.NA.HY is an index composed of North American high yield credit default swaps.

At June 30, 2023, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	7/31/2023	EUR	S	800,000	$891,136	$874,070	$17,066
Bank of America N.A.	9/05/2023	EUR	S	2,255,000	2,431,431	2,468,190	(36,759)
Barclays Bank PLC	7/31/2023	EUR	S	1,955,000	2,177,984	2,136,007	41,977
BNP Paribas SA	8/16/2023	ZAR	S	225,060,000	11,554,397	11,907,856	(353,459)
Goldman Sachs International	8/18/2023	EUR	S	1,795,000	1,960,350	1,962,945	(2,595)
Morgan Stanley Capital Services LLC	7/11/2023	COP	B	2,823,469,000	637,496	675,750	38,254
Morgan Stanley Capital Services LLC	7/11/2023	COP	S	5,186,874,000	1,106,179	1,241,391	(135,212)

Total							$(430,728)

At June 30, 2023, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	9/29/2023	350	$71,989,869	$71,170,312	$(819,557)
CBOT 5 Year U.S. Treasury Notes Futures	9/29/2023	1,323	143,726,348	141,685,032	(2,041,316)

Total					$(2,860,873)

At June 30, 2023, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT U.S. Long Bond Futures	9/20/2023	25	$3,153,955	$3,172,656	$(18,701)
CME Ultra Long Term U.S. Treasury Bond Futures	9/20/2023	107	14,332,769	14,575,407	(242,638)
Ultra 10 Year U.S. Treasury Notes Futures	9/20/2023	461	54,892,061	54,599,687	292,374

Total					$31,035

See accompanying notes to financial statements.

|  48

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Industry Summary at June 30, 2023 (Unaudited)

Banking	7.9%
ABS Home Equity	6.9
Treasuries	6.1
Non-Agency Commercial Mortgage-Backed Securities	5.5
Cable Satellite	5.5
ABS Car Loan	4.8
Finance Companies	4.4
Technology	4.2
Pharmaceuticals	3.9
Independent Energy	3.8
ABS Other	3.3
Media Entertainment	2.9
Consumer Cyclical Services	2.7
Automotive	2.3
Other Investments, less than 2% each	21.3
Collateralized Loan Obligations	9.3
Short-Term Investments	2.5

Total Investments	97.3
Other assets less liabilities (including open written options, swap agreements, forward foreign currency and futures contracts)	2.7

Net Assets	100.0%

See accompanying notes to financial statements.

49  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Strategic Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 85.0% of Net Assets
Non-Convertible Bonds — 76.4%
	ABS Car Loan — 1.2%
$635,000	American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.860%, 2/15/2029, 144A	$645,603
7,500,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class D, 3.040%, 9/22/2025, 144A	6,978,494
5,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class D, 3.340%, 8/20/2026, 144A	4,418,373
940,000	First Investors Auto Owner Trust, Series 2022-2A, Class D, 8.710%, 10/16/2028, 144A	957,701
7,303,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026, 144A	6,750,676
5,578,000	Hertz Vehicle Financing III LLC, Series 2022-3A, Class D, 6.310%, 3/25/2025, 144A	5,495,685
2,790,000	Hertz Vehicle Financing III LLC, Series 2023-2A, Class D, 9.400%, 9/25/2029, 144A	2,813,235
4,105,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026, 144A	3,884,118
2,810,000	Prestige Auto Receivables Trust, Series 2022-1A, Class D, 8.080%, 8/15/2028, 144A	2,833,039
1,540,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.790%, 11/15/2028, 144A	1,536,179

		36,313,103

	ABS Home Equity — 4.5%
5,965,316	510 Asset-Backed Trust, Series 2021-NPL1, Class A1, 2.240%, 6/25/2061, 144A(a)	5,502,682
8,555,000	CAFL Issuer LLC, Series 2021-RTL1, Class A1, 2.239%, 3/28/2029, 144A(a)	7,799,582
5,350,000	CoreVest American Finance Ltd., Series 2021-1, Class D, 3.247%, 4/15/2053, 144A	4,401,856
1,510,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054, 144A	1,221,861
10,377,048	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 1.796%, 12/27/2060, 144A(a)	9,566,447
2,510,000	Credit Suisse Mortgage Trust, Series 2021-RPL6, Class M2, 3.125%, 10/25/2060, 144A	1,904,218
7,660,000	FirstKey Homes Trust, Series 2020-SFR1, Class F2, 4.284%, 8/17/2037, 144A	7,154,291
1,965,000	FirstKey Homes Trust, Series 2021-SFR1, Class F1, 3.238%, 8/17/2038, 144A	1,680,905
4,070,000	GITSIT Mortgage Loan Trust, Series 2023-NPL1, Class A1, 8.353%, 5/25/2053, 144A(a)	4,049,679
6,766,738	Home Partners of America Trust, Series 2021-1, Class F, 3.325%, 9/17/2041, 144A	5,391,341
8,332,350	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026, 144A	7,189,819
4,166,175	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026, 144A	3,590,452
4,025,000	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A2, 3.500%, 4/25/2061, 144A(a)	3,541,736
11,507,000	Progress Residential Trust, Series 2021-SFR4, Class F, 3.407%, 5/17/2038, 144A	10,046,526
3,623,000	Progress Residential Trust, Series 2021-SFR5, Class F, 3.158%, 7/17/2038, 144A	3,086,042
5,465,000	Progress Residential Trust, Series 2021-SFR6, Class F, 3.422%, 7/17/2038, 144A	4,696,781
15,160,000	Progress Residential Trust, Series 2021-SFR7, Class F, 3.834%, 8/17/2040, 144A	12,358,279
	ABS Home Equity — continued
6,536,632	PRPM LLC, Series 2021-3, Class A1, 1.867%, 4/25/2026, 144A(a)	6,092,700
2,513,000	PRPM LLC, Series 2021-4, Class A2, 3.474%, 4/25/2026, 144A(a)	2,119,824
6,581,503	PRPM LLC, Series 2021-5, Class A1, 1.793%, 6/25/2026, 144A(a)	6,063,111
4,755,477	PRPM LLC, Series 2021-9, Class A1, 2.363%, 10/25/2026, 144A(a)	4,418,911
6,194,947	PRPM LLC, Series 2022-5, Class A1, 6.900%, 9/27/2027, 144A(a)	6,094,589
8,130,000	Toorak Mortgage Corp. Ltd., Series 2021-1, Class A1, 2.240%, 6/25/2024, 144A(a)	7,903,287
1,120,000	Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.250%, 6/25/2057, 144A(a)	925,744
795,000	Towd Point Mortgage Trust, Series 2019-4, Class M1, 3.500%, 10/25/2059, 144A(a)	667,743
3,970,000	VCAT LLC, Series 2021-NPL5, Class A2, 3.844%, 8/25/2051, 144A(a)	3,301,121
7,865,000	VCAT LLC, Series 2021-NPL6, Class A2, 3.967%, 9/25/2051, 144A(a)	6,730,641

		137,500,168

	ABS Other — 1.6%
4,349,124	Apollo Aviation Securitization Equity Trust, Series 2021-1A, Class A, 2.950%, 11/16/2041, 144A	3,746,814
2,766,645	Apollo Aviation Securitization Equity Trust, Series 2021-2A, Class B, 3.538%, 1/15/2047, 144A	2,078,962
418,892	Elara HGV Timeshare Issuer LLC, Series 2021-A, Class C, 2.090%, 8/27/2035, 144A	371,176
60,219	HIN Timeshare Trust, Series 2020-A, Class C, 3.420%, 10/09/2039, 144A	55,072
2,580,349	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.432%, 10/15/2046, 144A	2,211,736
11,399,504	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046, 144A	9,799,231
13,113,058	Navigator Aircraft ABS Ltd., Series 2021-1, Class B, 3.571%, 11/15/2046, 144A(a)	10,781,307
1,930,000	SCF Equipment Leasing LLC, Series 2022-2A, Class C, 6.500%, 8/20/2032, 144A	1,887,784
805,691	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A	677,301
9,712,500	SLAM Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046, 144A	8,329,634
8,640,209	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046, 144A	6,847,478

		46,786,495

	ABS Whole Business — 0.3%
5,925,000	Applebee’s Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053, 144A	5,829,282
2,278,500	Hardee’s Funding LLC, Series 2021-1A, Class A2, 2.865%, 6/20/2051, 144A	1,815,493
757,525	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049, 144A	634,126
133,313	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051, 144A	117,646

		8,396,547

	Airlines — 1.8%
11,997,055	Air Canada Pass-Through Trust, Series 2020-2A, Class A, 5.250%, 10/01/2030, 144A	11,681,652

See accompanying notes to financial statements.

|  50

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Airlines — continued
$1,053,476	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	$969,093
577,540	American Airlines Pass-Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	542,605
21,580,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027, 144A	21,633,879
18,028,171	United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029	17,897,647
2,174,875	United Airlines Pass-Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	2,085,683

		54,810,559

	Automotive — 0.6%
2,845,000	General Motors Co., 5.200%, 4/01/2045	2,426,850
2,120,000	General Motors Co., 6.250%, 10/02/2043	2,073,150
2,765,000	General Motors Financial Co., Inc., 3.100%, 1/12/2032	2,236,336
6,445,000	General Motors Financial Co., Inc., 6.400%, 1/09/2033	6,550,959
540,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(b)	439,425
865,000	General Motors Financial Co., Inc., Series C, (fixed rate to 9/30/2030, variable rate thereafter), 5.700%(b)	759,335
2,055,000	ZF North America Capital, Inc., 6.875%, 4/14/2028, 144A	2,084,551
2,170,000	ZF North America Capital, Inc., 7.125%, 4/14/2030, 144A	2,209,754

		18,780,360

	Banking — 4.2%
6,000,000	Ally Financial, Inc., 8.000%, 11/01/2031	6,228,725
8,200,000	Ally Financial, Inc., Series B, (fixed rate to 5/15/2026, variable rate thereafter), 4.700%(b)	5,781,000
7,500,000	Ally Financial, Inc., Series C, (fixed rate to 5/15/2028, variable rate thereafter), 4.700%(b)	4,837,500
11,885,000	Barclays PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.375%(b)	8,074,669
9,000,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	7,121,796
8,240,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	6,042,968
16,322,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	12,342,636
1,709,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	1,443,060
11,025,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	10,882,137
14,965,000	NatWest Group PLC, (fixed rate to 8/28/2030, variable rate thereafter), 3.032%, 11/28/2035	11,441,042
2,890,000	Synchrony Bank, 5.400%, 8/22/2025	2,763,071
5,875,000	Synchrony Bank, 5.625%, 8/23/2027	5,518,564
545,000	UBS Group AG, (fixed rate to 1/12/2028, variable rate thereafter), 3.869%, 1/12/2029, 144A	492,679
	Banking — continued
3,695,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033, 144A	4,428,968
325,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032, 144A	262,901
5,345,000	UBS Group AG, (fixed rate to 6/05/2025, variable rate thereafter), 2.193%, 6/05/2026, 144A	4,901,197
8,945,000	UBS Group AG, (fixed rate to 7/15/2025, variable rate thereafter), 6.373%, 7/15/2026, 144A	8,888,500
7,690,000	UBS Group AG, (fixed rate to 8/11/2027, variable rate thereafter), 6.442%, 8/11/2028, 144A	7,718,299
5,370,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033, 144A	5,495,819
14,800,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	12,560,013

		127,225,544

	Brokerage — 0.1%
3,893,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	3,970,522

	Building Materials — 1.2%
29,325,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	24,688,847
225,000	Cemex SAB de CV, (fixed rate to 3/14/2028, variable rate thereafter), 9.125%, 144A(b)	227,868
10,470,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%, 144A(b)	9,317,717
1,265,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	1,120,347
1,859,000	Masco Corp., 6.500%, 8/15/2032	1,916,415
293,000	Masco Corp., 7.750%, 8/01/2029	320,214

		37,591,408

	Cable Satellite — 5.4%
34,275,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	25,903,941
6,555,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 2/01/2032, 144A	5,345,471
7,180,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.300%, 2/01/2032	5,435,265
17,890,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.800%, 4/01/2031	14,395,372
16,530,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.700%, 4/01/2051	10,444,957
920,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.850%, 4/01/2061	556,442
31,240,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	19,219,920
4,025,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 4/01/2033	3,532,966
6,225,000	CSC Holdings LLC, 3.375%, 2/15/2031, 144A	4,213,643
1,075,000	CSC Holdings LLC, 4.125%, 12/01/2030, 144A	751,990
415,000	CSC Holdings LLC, 4.500%, 11/15/2031, 144A	289,345
47,615,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	21,185,680

See accompanying notes to financial statements.

51  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Cable Satellite — continued
$6,030,000	CSC Holdings LLC, 5.000%, 11/15/2031, 144A	$2,808,219
14,005,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	11,253,588
1,360,000	CSC Holdings LLC, 5.750%, 1/15/2030, 144A	642,151
3,705,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/2027, 144A	3,355,378
6,470,000	DISH DBS Corp., 5.125%, 6/01/2029	3,004,320
22,190,000	DISH DBS Corp., 5.250%, 12/01/2026, 144A	17,800,208
6,575,000	DISH DBS Corp., 5.750%, 12/01/2028, 144A	4,890,377
15,865,000	DISH DBS Corp., 7.750%, 7/01/2026	9,724,690

		164,753,923

	Chemicals — 0.5%
10,887,000	Ashland, Inc., 3.375%, 9/01/2031, 144A	8,695,881
1,320,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	1,133,967
6,735,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050, 144A	5,442,310
905,000	INEOS Quattro Finance 2 PLC, 3.375%, 1/15/2026, 144A	825,858

		16,098,016

	Construction Machinery — 0.1%
1,530,000	Ashtead Capital, Inc., 5.500%, 8/11/2032, 144A	1,479,301
2,140,000	Ashtead Capital, Inc., 5.550%, 5/30/2033, 144A	2,086,039

		3,565,340

	Consumer Cyclical Services — 2.2%
1,760,000	Expedia Group, Inc., 2.950%, 3/15/2031	1,483,075
6,470,000	Expedia Group, Inc., 3.250%, 2/15/2030	5,631,165
5,645,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029, 144A	4,836,878
5,575,000	TriNet Group, Inc., 3.500%, 3/01/2029, 144A	4,847,414
8,665,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	7,975,249
10,815,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	10,761,574
28,805,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	29,463,281

		64,998,636

	Consumer Products — 0.6%
11,880,000	Avon Products, Inc., 8.450%, 3/15/2043	12,830,400
6,110,000	Natura Cosmeticos SA, 4.125%, 5/03/2028, 144A	5,285,595

		18,115,995

	Electric — 0.7%
18,356,559	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	16,779,176
3,570,000	Enel Generacion Chile SA, 7.875%, 2/01/2027	3,756,938

		20,536,114

	Finance Companies — 5.8%
12,717,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	10,995,789
4,127,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.750%, 6/06/2028	4,092,861
10,600,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(b)	8,846,336
3,585,000	Aircastle Ltd., Series A (fixed rate to 6/15/2026, variable rate thereafter), 5.250%, 144A(b)	2,501,971
	Finance Companies — continued
11,555,000	Ares Capital Corp., 3.200%, 11/15/2031	8,857,647
2,145,000	Aviation Capital Group LLC, 1.950%, 1/30/2026, 144A	1,910,484
4,150,000	Aviation Capital Group LLC, 6.250%, 4/15/2028, 144A	4,137,716
5,955,000	Barings BDC, Inc., 3.300%, 11/23/2026	5,187,636
2,289,000	FS KKR Capital Corp., 3.125%, 10/12/2028	1,863,408
7,875,000	GATX Corp., 5.450%, 9/15/2033	7,748,180
14,755,000	Hercules Capital, Inc., 3.375%, 1/20/2027	12,781,659
135,000	Navient Corp., 5.000%, 3/15/2027	120,774
950,000	Navient Corp., 6.750%, 6/15/2026	915,994
3,259,000	Navient Corp., MTN, 6.125%, 3/25/2024	3,233,504
950,000	Navient Corp., Series A, MTN, 5.625%, 8/01/2033	714,400
2,286,000	OneMain Finance Corp., 3.500%, 1/15/2027	1,961,251
9,425,000	OneMain Finance Corp., 4.000%, 9/15/2030	7,257,250
1,220,000	OneMain Finance Corp., 5.375%, 11/15/2029	1,037,180
4,075,000	OneMain Finance Corp., 7.125%, 3/15/2026	4,003,656
7,175,000	Owl Rock Capital Corp., 2.875%, 6/11/2028	5,846,274
14,750,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	13,645,294
7,155,000	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025, 144A	6,479,415
14,740,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	13,044,900
13,540,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	11,379,937
37,540,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	30,439,591
9,630,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	7,532,971

		176,536,078

	Financial Other — 1.5%
1,650,000	Agile Group Holdings Ltd., 5.500%, 4/21/2025	426,805
1,120,000	Agile Group Holdings Ltd., 5.500%, 5/17/2026	244,518
1,225,000	Agile Group Holdings Ltd., 5.750%, 1/02/2025	379,627
6,150,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025	1,458,718
4,720,000	Central China Real Estate Ltd., 7.250%, 7/16/2024(c)	426,027
1,260,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(c)	106,723
2,060,000	Central China Real Estate Ltd., 7.250%, 4/28/2025(c)	165,830
3,260,000	Central China Real Estate Ltd., 7.500%, 7/14/2025(c)	254,084
4,415,000	Central China Real Estate Ltd., 7.650%, 8/27/2025(c)	308,873
1,305,000	Central China Real Estate Ltd., 7.750%, 5/24/2024(c)	104,126
8,274,825	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031, 144A	507,412
6,815,475	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031, 144A	897,871
833,252	CFLD Cayman Investment Ltd., Zero Coupon, 0.000%-36.271%, 1/31/2031, 144A(d)	24,998
1,035,000	China Aoyuan Group Ltd., 6.200%, 3/24/2026(c)	49,676
2,400,000	China Aoyuan Group Ltd., 6.350%, 2/08/2024(c)	149,616
1,240,000	China Aoyuan Group Ltd., 7.950%, 2/19/2023(c)	56,740
1,800,000	China Evergrande Group, 8.250%, 3/23/2022(c)	108,234

See accompanying notes to financial statements.

|  52

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Financial Other — continued
$4,045,000	China Evergrande Group, 8.750%, 6/28/2025(c)	$245,451
1,405,000	China Evergrande Group, 9.500%, 4/11/2022(c)	85,129
335,000	China Evergrande Group, 9.500%, 3/29/2024(c)	20,469
4,060,000	CIFI Holdings Group Co. Ltd., 4.450%, 8/17/2026(e)	444,286
24,490,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	19,241,793
190,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.750%, 9/15/2024	181,538
895,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	771,848
125,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.375%, 12/15/2025	116,200
6,925,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(c)	471,315
1,415,000	Kaisa Group Holdings Ltd., 9.950%, 7/23/2025(c)	95,442
1,600,000	Kaisa Group Holdings Ltd., 10.500%, 1/15/2025(c)	103,888
8,085,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(c)	526,253
7,075,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(c)	437,848
4,795,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(c)	326,348
1,380,000	KWG Group Holdings Ltd., 6.000%, 8/14/2026(c)	133,776
3,760,000	KWG Group Holdings Ltd., 6.300%, 2/13/2026(c)	371,389
3,345,000	Logan Group Co. Ltd., 4.250%, 7/12/2025(c)	316,526
1,320,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(c)	124,907
2,210,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030, 144A	1,792,752
9,605,000	Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028, 144A	8,413,452
2,880,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(c)	283,363
400,000	Shimao Group Holdings Ltd., 4.600%, 7/13/2030(c)	39,236
1,830,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(c)	138,603
280,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026(c)	27,952
1,970,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(c)	143,064
425,000	Sunac China Holdings Ltd., 5.950%, 4/26/2024(c)	68,251
3,610,000	Sunac China Holdings Ltd., 6.500%, 1/10/2025(c)	582,546
8,570,000	Sunac China Holdings Ltd., 6.500%, 1/26/2026(c)	1,253,077
290,000	Sunac China Holdings Ltd., 6.650%, 8/03/2024(c)	47,212
4,000,000	Sunac China Holdings Ltd., 7.000%, 7/09/2025(c)	650,640
720,000	Times China Holdings Ltd., 5.750%, 1/14/2027(c)	47,749
4,030,000	Times China Holdings Ltd., 6.200%, 3/22/2026(c)	267,260
23,285,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(c)	970,599
	Financial Other — continued
1,245,000	Yuzhou Group Holdings Co. Ltd., 7.375%, 1/13/2026(c)	51,896
9,395,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(c)	391,616
5,345,000	Yuzhou Group Holdings Co. Ltd., 7.850%, 8/12/2026(c)	222,798
3,155,000	Yuzhou Group Holdings Co. Ltd., 8.300%, 5/27/2025(c)	131,511
4,535,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(c)	158,725
365,000	Zhenro Properties Group Ltd., 6.700%, 8/04/2026(c)	7,300
715,000	Zhenro Properties Group Ltd., 7.350%, 2/05/2025(c)	28,035

		45,401,921

	Food & Beverage — 0.5%
11,860,000	Pilgrim’s Pride Corp., 3.500%, 3/01/2032	9,376,516
7,245,000	Post Holdings, Inc., 4.500%, 9/15/2031, 144A	6,187,475

		15,563,991

	Gaming — 1.3%
12,960,000	Genm Capital Labuan Ltd., 3.882%, 4/19/2031, 144A	10,479,581
3,845,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	3,104,505
12,590,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	12,522,783
740,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	740,925
6,885,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026, 144A	6,440,789
5,680,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026, 144A	5,366,009

		38,654,592

	Government Owned – No Guarantee — 1.1%
495,000	Antares Holdings LP, 2.750%, 1/15/2027, 144A	406,686
585,000	Antares Holdings LP, 3.750%, 7/15/2027, 144A	489,430
20,000,000	Antares Holdings LP, 8.500%, 5/18/2025, 144A	19,550,347
6,586,000	Petroleos Mexicanos, 6.625%, 6/15/2035	4,592,623
12,239,000	Petroleos Mexicanos, 6.950%, 1/28/2060	7,632,530

		32,671,616

	Government Sponsored — 0.2%
4,850,000	Petrobras Global Finance BV, 6.500%, 7/03/2033	4,745,725

	Health Insurance – 0.7%
21,450,000	Centene Corp., 2.500%, 3/01/2031	17,105,731
4,280,000	Molina Healthcare, Inc., 3.875%, 5/15/2032, 144A	3,588,135

		20,693,866

	Healthcare — 0.6%
17,380,000	HCA, Inc., 5.500%, 6/01/2033	17,350,480

	Home Construction — 0.3%
8,146,000	PulteGroup, Inc., 6.000%, 2/15/2035	8,236,069

	Independent Energy — 4.0%
12,155,000	Aker BP ASA, 4.000%, 1/15/2031, 144A	10,809,533
11,400,000	Continental Resources, Inc., 2.875%, 4/01/2032, 144A	8,758,668

See accompanying notes to financial statements.

53  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Independent Energy — continued
$35,956,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	$34,181,839
6,210,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	5,604,525
8,120,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031, 144A	7,094,850
1,765,000	EQT Corp., 3.125%, 5/15/2026, 144A	1,622,759
7,740,000	EQT Corp., 3.625%, 5/15/2031, 144A	6,657,116
7,670,000	EQT Corp., 3.900%, 10/01/2027	7,091,065
1,535,000	EQT Corp., 5.000%, 1/15/2029	1,445,187
1,460,000	EQT Corp., 5.700%, 4/01/2028	1,440,972
2,360,000	EQT Corp., 7.000%, 2/01/2030	2,470,991
550,000	Leviathan Bond Ltd., 6.125%, 6/30/2025, 144A	538,268
5,050,000	Leviathan Bond Ltd., 6.500%, 6/30/2027, 144A	4,853,100
1,270,000	Matador Resources Co., 6.875%, 4/15/2028, 144A	1,257,037
10,085,000	Ovintiv, Inc., 6.500%, 8/15/2034	10,106,717
540,000	Ovintiv, Inc., 6.500%, 2/01/2038	529,413
2,715,000	Ovintiv, Inc., 6.625%, 8/15/2037	2,679,824
360,000	Ovintiv, Inc., 7.200%, 11/01/2031	377,762
1,200,000	Ovintiv, Inc., 7.375%, 11/01/2031	1,286,883
1,495,000	Ovintiv, Inc., 8.125%, 9/15/2030	1,640,707
17,908,000	Sanchez Energy Corp., 6.125%, 1/15/2023(c)	268,620
9,520,000	Sanchez Energy Corp., 7.750%, 6/15/2021(c)	142,800
1,295,000	Southwestern Energy Co., 4.750%, 2/01/2032	1,141,331
3,035,000	Var Energi ASA, 7.500%, 1/15/2028, 144A	3,119,161
6,875,000	Var Energi ASA, 8.000%, 11/15/2032, 144A	7,273,819

		122,392,947

	Leisure — 1.4%
8,710,000	Carnival Corp., 5.750%, 3/01/2027, 144A	8,018,339
6,065,000	Carnival Corp., 6.000%, 5/01/2029, 144A	5,415,040
6,575,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	6,151,331
5,085,000	NCL Corp. Ltd., 5.875%, 2/15/2027, 144A	4,944,298
2,415,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	2,173,546
230,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026, 144A	211,129
12,300,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	11,470,238
4,960,000	VOC Escrow Ltd., 5.000%, 2/15/2028, 144A	4,550,800

		42,934,721

	Life Insurance — 1.2%
20,000,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	26,127,600
8,920,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	9,425,764

		35,553,364

	Lodging — 1.1%
7,620,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032, 144A	6,353,073
1,745,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.875%, 7/01/2031, 144A	1,463,944
5,385,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	4,778,919
4,155,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	3,586,035
12,700,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	10,805,488
6,640,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	5,619,100

		32,606,559

	Media Entertainment — 1.8%
3,925,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	2,959,005
5,275,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	4,033,789
14,565,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	14,333,325
1,805,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	1,811,686
8,735,000	Netflix, Inc., 5.875%, 11/15/2028	9,021,526
11,900,000	Netflix, Inc., 6.375%, 5/15/2029	12,590,200
10,960,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	9,720,155

		54,469,686

	Metals & Mining — 2.2%
10,835,000	Anglo American Capital PLC, 5.500%, 5/02/2033, 144A	10,585,720
14,335,000	ArcelorMittal SA, 6.750%, 3/01/2041	14,588,629
30,660,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	29,908,830
5,995,000	Glencore Funding LLC, 5.700%, 5/08/2033, 144A	5,948,090
6,230,000	JSW Steel Ltd., 5.050%, 4/05/2032, 144A	5,036,124
1,900,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	1,413,025

		67,480,418

	Midstream — 1.3%
2,300,000	Cheniere Energy Partners LP, 3.250%, 1/31/2032	1,892,095
1,530,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	1,347,149
8,515,000	Energy Transfer LP, 5.750%, 2/15/2033	8,570,739
2,530,000	Hess Midstream Operations LP, 4.250%, 2/15/2030, 144A	2,207,425
2,760,000	Hess Midstream Operations LP, 5.625%, 2/15/2026, 144A	2,715,150
505,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	538,343
3,515,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	3,048,419
880,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	813,243
885,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030	851,697
6,105,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033, 144A	4,999,298
3,215,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031, 144A	2,764,792
1,750,000	Western Midstream Operating LP, 4.300%, 2/01/2030	1,571,234
4,055,000	Western Midstream Operating LP, 5.300%, 3/01/2048	3,384,811
745,000	Western Midstream Operating LP, 5.450%, 4/01/2044	629,358
560,000	Western Midstream Operating LP, 5.500%, 8/15/2048	468,307
2,310,000	Western Midstream Operating LP, 5.500%, 2/01/2050	1,892,052
665,000	Western Midstream Operating LP, 6.150%, 4/01/2033	670,247

		38,364,359

See accompanying notes to financial statements.

|  54

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — 1.8%
$335,000	BBSG Mortgage Trust, Series 2016-MRP, Class A, 3.275%, 6/05/2036, 144A	$268,784
7,375,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 11.972%, 12/15/2038, 144A(f)	6,538,150
8,684,442	Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class C, 5.072%, 9/10/2045, 144A(a)	7,772,575
108,459	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	89,750
462,266	Commercial Mortgage Trust, Series 2012-LC4, Class B, 4.934%, 12/10/2044(a)	434,295
2,925,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037, 144A	2,355,503
1,690,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037, 144A	1,221,347
1,422,774	GS Mortgage Securities Corp. Trust, Series 2013-G1, Class B, 3.845%, 4/10/2031, 144A(a)	1,316,487
7,680,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class C, 3.668%, 3/05/2033, 144A(a)	6,058,422
5,785,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.842%, 6/10/2047, 144A(a)	4,316,726
290,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 3.910%, 12/15/2047, 144A(a)	257,321
3,110,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class C, 3.958%, 4/15/2046(a)	2,398,587
3,990,847	Med Trust, Series 2021-MDLN, Class C, 1 mo. USD LIBOR + 1.800%, 6.994%, 11/15/2038, 144A(f)	3,845,670
1,135,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.484%, 8/15/2046(a)(g)	783,747
2,327,292	Morgan Stanley Capital I Trust, Series 2012-C4, Class D, 5.336%, 3/15/2045, 144A(a)	2,141,695
5,285,000	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.435%, 7/15/2046(a)	4,126,285
4,340,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class B, 4.322%, 8/15/2050	3,288,419
1,214,698	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.744%, 12/15/2045	1,001,519
4,000,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.584%, 8/15/2046(a)	3,322,826
2,612,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class C, 4.584%, 8/15/2046(a)	1,934,718
940,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	688,394

		54,161,220

	Other REITs — 0.1%
2,735,000	EPR Properties, 3.600%, 11/15/2031	2,132,918

	Paper — 0.0%
750,000	WestRock MWV LLC, 7.950%, 2/15/2031	849,442

	Pharmaceuticals — 2.4%
16,925,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028, 144A	10,073,760
9,205,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	3,912,125
	Pharmaceuticals — continued
765,000	Bausch Health Cos., Inc., 7.000%, 1/15/2028, 144A	330,771
1,309,000	Grifols Escrow Issuer SA, 4.750%, 10/15/2028, 144A	1,136,055
7,750,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	6,887,185
4,695,000	Teva Pharmaceutical Finance Netherlands II BV, 7.375%, 9/15/2029, (EUR)	5,212,739
3,990,000	Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/2031, (EUR)	4,497,446
21,480,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	14,119,410
7,360,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	6,808,533
8,725,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	7,914,454
7,055,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	7,270,403
5,070,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	5,313,771

		73,476,652

	Property & Casualty Insurance — 0.3%
12,510,000	MBIA Insurance Corp., 3 mo. USD LIBOR + 11.260%, 16.520%, 1/15/2033, 144A(e)	375,300
10,900,000	Stewart Information Services Corp., 3.600%, 11/15/2031	8,368,828

		8,744,128

	Restaurants — 0.3%
8,625,000	Yum! Brands, Inc., 4.625%, 1/31/2032	7,791,295

	Retailers — 0.6%
3,325,000	Dillard’s, Inc., 7.000%, 12/01/2028	3,332,381
1,500,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,527,225
9,430,000	Lithia Motors, Inc., 3.875%, 6/01/2029, 144A	8,218,528
6,365,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	6,022,627

		19,100,761

	Supermarkets — 0.1%
2,016,000	Safeway, Inc., 7.250%, 2/01/2031	2,086,560

	Technology — 5.7%
10,205,000	Avnet, Inc., 5.500%, 6/01/2032	9,689,605
3,850,000	Block, Inc., 3.500%, 6/01/2031	3,188,655
3,800,000	Broadcom, Inc., 3.137%, 11/15/2035, 144A	2,914,771
8,435,000	Broadcom, Inc., 4.150%, 11/15/2030	7,760,615
1,805,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	1,546,585
9,070,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	7,653,447
15,295,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	10,646,333
14,915,000	CommScope, Inc., 4.750%, 9/01/2029, 144A	11,758,996
13,035,000	Entegris Escrow Corp., 4.750%, 4/15/2029, 144A	12,100,731
1,215,000	Everi Holdings, Inc., 5.000%, 7/15/2029, 144A	1,064,049
1,475,000	Global Payments, Inc., 2.900%, 11/15/2031	1,199,932
2,290,000	Global Payments, Inc., 5.300%, 8/15/2029	2,231,041
4,965,000	Global Payments, Inc., 5.400%, 8/15/2032	4,838,079
8,790,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	7,868,248
6,630,000	Leidos, Inc., 5.750%, 3/15/2033	6,586,533
9,070,000	Micron Technology, Inc., 5.875%, 2/09/2033	9,024,676

See accompanying notes to financial statements.

55  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Technology — continued
$24,180,000	Micron Technology, Inc., 5.875%, 9/15/2033	$23,960,762
12,925,000	Micron Technology, Inc., 6.750%, 11/01/2029	13,435,426
5,050,000	MSCI, Inc., 3.250%, 8/15/2033, 144A	4,067,061
2,735,000	Open Text Corp., 6.900%, 12/01/2027, 144A	2,784,312
12,565,000	Oracle Corp., 3.950%, 3/25/2051	9,500,675
5,200,000	Sensata Technologies BV, 4.000%, 4/15/2029, 144A	4,629,479
5,235,000	VMware, Inc., 2.200%, 8/15/2031	4,113,663
3,725,000	Western Digital Corp., 2.850%, 2/01/2029	2,976,158
7,515,000	Western Digital Corp., 4.750%, 2/15/2026	7,158,170

		172,698,002

	Transportation Services — 0.5%
6,825,000	ERAC USA Finance LLC, 4.900%, 5/01/2033, 144A	6,669,061
8,690,000	Rand Parent LLC, 8.500%, 2/15/2030, 144A	7,868,187

		14,537,248

	Treasuries — 11.6%
116,724,000,000	Indonesia Treasury Bonds, Series FR95, 6.375%, 8/15/2028, (IDR)	7,934,663
165,275,000	Republic of South Africa Government Bonds, Series 2035, 8.875%, 2/28/2035, (ZAR)	7,183,101
55,170,000	U.S. Treasury Bonds, 2.250%, 2/15/2052	39,868,945
23,325,000	U.S. Treasury Bonds, 3.250%, 5/15/2042	20,813,918
	Treasuries — continued
26,205,000	U.S. Treasury Bonds, 3.875%, 2/15/2043	25,549,875
12,675,000	U.S. Treasury Notes, 0.250%, 9/30/2023	12,520,945
126,275,000	U.S. Treasury Notes, 0.500%, 11/30/2023	123,788,961
71,835,000	U.S. Treasury Notes, 0.875%, 1/31/2024(h)	69,980,198
45,765,000	U.S. Treasury Notes, 1.500%, 2/29/2024	44,588,697

		352,229,303
	Wireless — 2.7%
10,420,000	Crown Castle, Inc., 5.100%, 5/01/2033	10,239,571
10,875,000	CT Trust, 5.125%, 2/03/2032, 144A	8,755,354
15,290,000	HTA Group Ltd., 7.000%, 12/18/2025	14,439,876
6,140,000	IHS Holding Ltd., 5.625%, 11/29/2026, 144A	5,344,256
6,140,000	IHS Holding Ltd., 6.250%, 11/29/2028, 144A	5,007,416
7,228,000	IHS Netherlands Holdco BV, 8.000%, 9/18/2027, 144A	6,581,383
9,110,000	SBA Communications Corp., 3.125%, 2/01/2029	7,722,138
8,849,000	SoftBank Group Corp., 4.625%, 7/06/2028	7,647,306
4,091,000	SoftBank Group Corp., 5.250%, 7/06/2031	3,509,489
9,360,000	Sprint Capital Corp., 8.750%, 3/15/2032	11,312,561

		80,559,350

	Wirelines — 0.3%
350,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	286,741
490,000	Liquid Telecommunications Financing PLC, 5.500%, 9/04/2026, 144A	274,140
3,409,000	Telecom Italia Capital SA, 6.000%, 9/30/2034	2,749,199
6,640,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	5,632,780

		8,942,860

	Total Non-Convertible Bonds (Identified Cost $2,750,218,630)	2,310,408,861

Convertible Bonds — 6.6%
	Airlines — 0.6%
16,795,000	Southwest Airlines Co., 1.250%, 5/01/2025	19,255,467

	Cable Satellite — 2.1%
125,670,000	DISH Network Corp., 3.375%, 8/15/2026	63,777,525

	Consumer Cyclical Services — 0.5%
455,000	Peloton Interactive, Inc., Zero Coupon, 0.519%-0.571%, 2/15/2026(d)	345,058
13,205,000	Uber Technologies, Inc., Zero Coupon, 0.000%-1.922%, 12/15/2025(d)	12,105,156
1,200,000	Zillow Group, Inc., 1.375%, 9/01/2026	1,509,000

		13,959,214

	Consumer Products — 0.1%
4,590,000	Beauty Health Co., 1.250%, 10/01/2026, 144A	3,600,281

	Electric — 0.2%
7,785,000	PPL Capital Funding, Inc., 2.875%, 3/15/2028, 144A	7,434,675

	Gaming — 0.1%
2,195,000	Penn Entertainment, Inc., 2.750%, 5/15/2026	2,719,605

	Healthcare — 1.0%
4,105,000	Lantheus Holdings, Inc., 2.625%, 12/15/2027, 144A	5,318,405
32,010,000	Teladoc Health, Inc., 1.250%, 6/01/2027	25,447,950

		30,766,355

	Leisure — 0.2%
6,465,000	NCL Corp. Ltd., 1.125%, 2/15/2027	5,945,731

	Media Entertainment — 0.3%
5,645,000	Snap, Inc., Zero Coupon, 6.697%-7.641%, 5/01/2027(d)	4,177,300
5,100,000	Spotify USA, Inc., Zero Coupon, 5.189%-5.873%, 3/15/2026(d)	4,332,450

		8,509,750

	Pharmaceuticals — 0.9%
4,890,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	4,803,291
20,960,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	21,071,190

		25,874,481

	Technology — 0.6%
880,000	Nutanix, Inc., 0.250%, 10/01/2027	744,150
9,590,000	Splunk, Inc., 1.125%, 6/15/2027	8,271,375
8,430,000	Unity Software, Inc., Zero Coupon, 7.084%-8.213%, 11/15/2026(d)	6,731,355
1,215,000	Wolfspeed, Inc., 0.250%, 2/15/2028	930,690
2,350,000	Wolfspeed, Inc., 1.875%, 12/01/2029, 144A	1,811,850

		18,489,420

	Total Convertible Bonds (Identified Cost $285,409,853)	200,332,504

Municipals — 2.0%
	Virginia — 2.0%
62,985,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046 (Identified Cost $62,979,687)	59,611,580

	Total Bonds and Notes (Identified Cost $3,098,608,170)	2,570,352,945

Senior Loans – 0.4%
	Consumer Cyclical Services — 0.1%
4,059,600	Uber Technologies, Inc., 2023 Term Loan B, 3 mo. USD SOFR + 2.750%, 8.018%, 3/03/2030(i)(j)	4,056,351

See accompanying notes to financial statements.

|  56

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Leisure — 0.2%
$3,193,788	Carnival Corp., 2021 Incremental Term Loan B, 1 mo. USD SOFR + 3.250%, 8.467%, 10/18/2028(f)(k)	$3,161,850
4,143,641	Carnival Corp., USD Term Loan B, 1 mo. USD SOFR + 3.000%, 8.217%, 6/30/2025(f)(k)	4,134,567

		7,296,417

	Property & Casualty Insurance — 0.1%
2,235,000	HUB International Ltd., 2023 Term Loan B, 6/20/2030(l)	2,239,045

	Total Senior Loans (Identified Cost $13,506,155)	13,591,813

Collateralized Loan Obligations — 4.4%
6,730,000	522 Funding CLO Ltd., Series 2018-3A, Class DR, 3 mo. USD LIBOR + 3.100%, 8.350%, 10/20/2031, 144A(f)	6,372,920
4,475,000	AGL CLO 12 Ltd., Series 2021-12A, Class B, 3 mo. USD LIBOR + 1.600%, 6.850%, 7/20/2034, 144A(f)	4,346,192
4,955,000	AGL CLO 12 Ltd., Series 2021-12A, Class D, 3 mo. USD LIBOR + 2.850%, 8.100%, 7/20/2034, 144A(f)	4,593,662
1,245,000	AGL CLO 7 Ltd., Series 2020-7A, Class DR, 3 mo. USD LIBOR + 3.100%, 8.360%, 7/15/2034, 144A(f)	1,160,987
4,390,000	AIG CLO LLC, Series 2021-1A, Class D, 3 mo. USD LIBOR + 2.950%, 8.223%, 4/22/2034, 144A(f)	4,064,148
3,780,000	AIG CLO LLC, Series 2021-2A, Class D, 3 mo. USD LIBOR + 3.050%, 8.300%, 7/20/2034, 144A(f)	3,503,104
2,675,000	ARES Loan Funding I Ltd., Series 2021-ALFA, Class D, 3 mo. USD LIBOR + 3.000%, 8.260%, 10/15/2034, 144A(f)	2,496,195
3,025,000	Bain Capital Credit CLO Ltd., Series 2017-2A, Class DR2, 3 mo. USD LIBOR + 3.100%, 8.355%, 7/25/2034, 144A(f)	2,844,649
890,000	Ballyrock CLO Ltd., Series 2019-2A, Class A2R, 3 mo. USD LIBOR + 1.400%, 6.779%, 11/20/2030, 144A(f)	867,102
1,505,000	Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class DR, 3 mo. USD LIBOR + 3.000%, 8.260%, 1/17/2032, 144A(f)	1,424,764
3,530,000	CarVal CLO III Ltd., Series 2019-2A, Class DR, 3 mo. USD LIBOR + 2.950%, 8.200%, 7/20/2032, 144A(f)	3,386,057
3,095,000	CIFC Funding Ltd., Series 2021-5A, Class D, 3 mo. USD LIBOR + 3.250%, 8.510%, 7/15/2034, 144A(f)	2,926,189
4,775,000	Crown City CLO I, Series 2020-1A, Class CR, 3 mo. USD LIBOR + 3.420%, 8.670%, 7/20/2034, 144A(f)	4,313,541
5,230,000	Elmwood CLO V Ltd., Series 2020-2A, Class DR, 3 mo. USD LIBOR + 3.100%, 8.350%, 10/20/2034, 144A(f)	5,056,002
2,890,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class D2, 3 mo. USD LIBOR + 2.850%, 8.100%, 1/20/2034, 144A(f)	2,783,074
980,000	LCM 30 Ltd., Series 30A, Class CR, 3 mo. USD LIBOR + 2.000%, 7.250%, 4/20/2031, 144A(f)	926,839
Collateralized Loan Obligations — continued
2,965,000	LCM 30 Ltd., Series 30A, Class DR, 3 mo. USD LIBOR + 3.000%, 8.250%, 4/20/2031, 144A(f)	2,714,253
10,665,000	Madison Park Funding XXIII Ltd., Series 2017-23A, Class DR, 3 mo. USD LIBOR + 3.200%, 8.492%, 7/27/2031, 144A(f)	10,206,117
990,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D, 3 mo. USD LIBOR + 3.000%, 8.273%, 1/23/2031, 144A(f)	957,368
6,010,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3 mo. USD LIBOR + 1.650%, 6.910%, 7/15/2034, 144A(f)	5,856,871
8,055,000	OCP CLO Ltd., Series 2019-17A, Class DR, 3 mo. USD LIBOR + 3.100%, 8.350%, 7/20/2032, 144A(f)	7,444,670
7,155,000	Octagon Investment Partners 42 Ltd., Series 2019-3A, Class DR, 3 mo. USD LIBOR + 3.150%, 8.410%, 7/15/2034, 144A(f)	6,690,276
3,125,000	Octagon Investment Partners 46 Ltd., Series 2020-2A, Class DR, 3 mo. USD LIBOR + 3.300%, 8.560%, 7/15/2036, 144A(f)	2,677,016
8,250,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class BR, 3 mo. USD LIBOR + 1.650%, 6.900%, 7/02/2035, 144A(f)	8,038,643
6,450,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class DR, 3 mo. USD LIBOR + 2.900%, 8.150%, 7/02/2035, 144A(f)	6,176,738
9,695,000	Palmer Square CLO Ltd., Series 2013-2A, Class A2R3, 3 mo. USD LIBOR + 1.500%, 6.760%, 10/17/2031, 144A(f)	9,446,944
970,000	Palmer Square CLO Ltd., Series 2015-1A, Class A2R4, 3 mo. USD LIBOR + 1.700%, 7.079%, 5/21/2034, 144A(f)	946,245
7,615,000	Palmer Square CLO Ltd., Series 2015-1A, Class CR4, 3 mo. USD LIBOR + 2.850%, 8.229%, 5/21/2034, 144A(f)	7,043,182
12,510,000	Palmer Square CLO Ltd., Series 2021-4A, Class E, 3 mo. USD LIBOR + 6.050%, 11.310%, 10/15/2034, 144A(f)	12,058,589
400,000	THL Credit Wind River CLO Ltd., Series 2018-3A, Class D, 3 mo. USD LIBOR + 2.950%, 8.200%, 1/20/2031, 144A(f)	364,669
1,540,000	Vibrant CLO XIV Ltd., Series 2021-14A, Class C, 3 mo. USD LIBOR + 3.750%, 9.000%, 10/20/2034, 144A(f)	1,444,223

	Total Collateralized Loan Obligations (Identified Cost $140,547,561)	133,131,229

Shares
Common Stocks — 2.9%
	Aerospace & Defense — 0.1%
3,238	Lockheed Martin Corp.	1,490,710

	Air Freight & Logistics — 0.1%
10,294	United Parcel Service, Inc., Class B	1,845,200

	Banks — 0.0%
5,116	JPMorgan Chase & Co.	744,071

	Beverages — 0.1%
24,852	Coca-Cola Co.	1,496,587

	Biotechnology — 0.1%
13,337	AbbVie, Inc.	1,796,894

See accompanying notes to financial statements.

57  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Shares	Description	Value (†)
	Capital Markets — 0.1%
1,138	BlackRock, Inc.	$786,517
12,824	Morgan Stanley	1,095,170

		1,881,687

	Chemicals — 0.0%
1,911	Linde PLC	728,244

	Communications Equipment — 0.0%
10,176	Cisco Systems, Inc.	526,506

	Consumer Staples Distribution & Retail — 0.1%
1,349	Costco Wholesale Corp.	726,275
7,641	Walmart, Inc.	1,201,012

		1,927,287

	Containers & Packaging — 0.0%
3,861	Packaging Corp. of America	510,270

	Diversified REITs — 0.1%
170,849	NexPoint Diversified Real Estate Trust	2,139,029

	Electric Utilities — 0.0%
9,470	Duke Energy Corp.	849,838
3,301	NextEra Energy, Inc.	244,934

		1,094,772

	Electrical Equipment — 0.0%
7,343	Emerson Electric Co.	663,734

	Financial Services — 0.0%
1,853	Mastercard, Inc., Class A	728,785

	Ground Transportation — 0.0%
4,984	Union Pacific Corp.	1,019,826

	Health Care Equipment & Supplies — 0.0%
11,183	Abbott Laboratories	1,219,171

	Health Care Providers & Services — 0.1%
3,065	Elevance Health, Inc.	1,361,749
2,854	UnitedHealth Group, Inc.	1,371,746

		2,733,495

	Hotels, Restaurants & Leisure — 0.1%
15,432	Starbucks Corp.	1,528,694

	Household Products — 0.1%
10,459	Procter & Gamble Co.	1,587,049

	IT Services — 0.0%
3,560	Accenture PLC, Class A	1,098,545

	Life Sciences Tools & Services — 0.0%
1,868	Thermo Fisher Scientific, Inc.	974,629

	Machinery — 0.1%
2,901	Cummins, Inc.	711,209
3,280	Deere & Co.	1,329,023

		2,040,232

	Media — 0.2%
1,317,588	Altice USA, Inc., Class A(e)	3,979,116
43,054	Comcast Corp., Class A	1,788,893
461,939	iHeartMedia, Inc., Class A(e)	1,681,458

		7,449,467

	Metals & Mining — 0.0%
29,257	Newmont Corp.	1,248,104

	Oil, Gas & Consumable Fuels — 1.1%
9,229	Battalion Oil Corp.(e)	52,698
166,156	Canadian Natural Resources Ltd.	9,347,937
3,866	Devon Energy Corp.	186,882
88,672	Diamondback Energy, Inc.	11,647,954
51,935	EOG Resources, Inc.	5,943,441
20,854	Pioneer Natural Resources Co.	4,320,532
30,545	Williams Cos., Inc.	996,683

		32,496,127

	Pharmaceuticals — 0.1%
19,831	Bristol-Myers Squibb Co.	1,268,192
8,526	Johnson & Johnson	1,411,224
1,813	Merck & Co., Inc.	209,202

		2,888,618

	Professional Services — 0.0%
5,336	Clarivate PLC(e)	50,852

	Semiconductors & Semiconductor Equipment — 0.2%
2,524	Broadcom, Inc.	2,189,394
18,448	Microchip Technology, Inc.	1,652,756
13,480	QUALCOMM, Inc.	1,604,659

		5,446,809

	Software — 0.1%
6,546	Microsoft Corp.	2,229,175

	Specialized REITs — 0.0%
6,535	American Tower Corp.	1,267,398

	Specialty Retail — 0.0%
4,198	Home Depot, Inc.	1,304,067

	Technology Hardware, Storage & Peripherals — 0.1%
8,581	Apple, Inc.	1,664,457
23,768	IQOR U.S., Inc.(e)	15,853

		1,680,310

	Trading Companies & Distributors — 0.0%
12,953	Fastenal Co.	764,097

	Total Common Stocks (Identified Cost $123,842,148)	86,600,441

Preferred Stocks — 1.7%
Convertible Preferred Stocks — 1.3%
	Banking — 0.7%
11,789	Bank of America Corp., Series L, 7.250%	13,814,586
7,500	Wells Fargo & Co., Series L, Class A, 7.500%	8,640,000

		22,454,586

	Midstream — 0.4%
238,087	El Paso Energy Capital Trust I, 4.750%	11,059,141

	Technology — 0.2%
121,037	Clarivate PLC, Series A, 5.250%	4,968,569

	Total Convertible Preferred Stocks (Identified Cost $48,281,965)	38,482,296

Non-Convertible Preferred Stocks — 0.4%
	Home Construction — 0.1%
208,246	Hovnanian Enterprises, Inc., 7.625%	3,724,480

	Office REITs — 0.1%
1,596	Highwoods Properties, Inc., Series A, 8.625%(g)	1,527,667

	Other REITs — 0.2%
116,192	Prologis, Inc., Series Q, 8.540%	6,570,658

	Total Non-Convertible Preferred Stocks (Identified Cost $8,332,903)	11,822,805

	Total Preferred Stocks (Identified Cost $56,614,868)	50,305,101

See accompanying notes to financial statements.

|  58

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 3.6%
$71,703,892	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2023 at 2.300% to be repurchased at $71,717,636 on 7/03/2023 collateralized by $77,670,600 U.S. Treasury Note, 2.625% due 5/31/2027 valued at $73,138,041 including accrued interest (Note 2 of Notes to Financial Statements)	$71,703,892
15,625,000	U.S. Treasury Bills, 5.101%, 12/14/2023(m)	15,253,200
23,455,000	U.S. Treasury Bills, 5.205%, 11/30/2023(m)	22,946,939

	Total Short-Term Investments (Identified Cost $109,900,910)	109,904,031

	Total Investments — 98.0% (Identified Cost $3,543,019,812)	2,963,885,560
	Other assets less liabilities — 2.0%	61,410,504

	Net Assets — 100.0%	$3,025,296,064

(†)	See Note 2 of Notes to Financial Statements.
(‡)	Principal Amount/Par Value stated in U.S. dollars unless otherwise noted.
(a)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2023 is disclosed.
(b)	Perpetual bond with no specified maturity date.
(c)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(d)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(e)	Non-income producing security.
(f)	Variable rate security. Rate as of June 30, 2023 is disclosed.
(g)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(h)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(i)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at June 30, 2023. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(j)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 0.00%, to which the spread is added.
(k)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 0.75%, to which the spread is added.
(l)	Position is unsettled. Contract rate was not determined at June 30, 2023 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(m)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the value of Rule 144A holdings amounted to $1,307,599,182 or 43.2% of net assets.
ABS	Asset-Backed Securities
LIBOR	London Interbank Offered Rate
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate
EUR	Euro
IDR	Indonesian Rupiah
ZAR	South African Rand

See accompanying notes to financial statements.

59  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

At June 30, 2023, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	9/20/2023	EUR	$8,149,000	$8,825,937	$8,926,192	$(100,255)

At June 30, 2023, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	9/29/2023	916	$188,224,338	$186,262,875	$(1,961,463)
CBOT 5 Year U.S. Treasury Notes Futures	9/29/2023	1,256	136,263,116	134,509,750	(1,753,366)
CBOT U.S. Long Bond Futures	9/20/2023	4,129	520,536,762	523,995,906	3,459,144

Total					$(255,685)

At June 30, 2023, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CME Ultra Long Term U.S. Treasury Bond Futures	9/20/2023	2	$267,668	$272,437	$(4,769)
Ultra 10 Year U.S. Treasury Notes Futures	9/20/2023	1,594	189,582,287	188,789,375	792,912

Total					$788,143

Industry Summary at June 30, 2023 (Unaudited)

Treasuries	11.6%
Cable Satellite	7.5
Technology	6.5
Finance Companies	5.8
Banking	4.9
ABS Home Equity	4.5
Independent Energy	4.0
Pharmaceuticals	3.4
Consumer Cyclical Services	2.8
Wireless	2.7
Airlines	2.4
Metals & Mining	2.2
Media Entertainment	2.1
Tobacco	2.0
Other Investments, less than 2% each	27.6
Collateralized Loan Obligations	4.4
Short-Term Investments	3.6

Total Investments	98.0
Other assets less liabilities (including forward foreign currency and futures contracts)	2.0

Net Assets	100.0%

See accompanying notes to financial statements.

|  60

Statements of Assets and Liabilities

June 30, 2023 (Unaudited)

	High Income Fund	Investment Grade Bond Fund	Strategic Alpha Fund	Strategic Income Fund
ASSETS
Investments at cost	$59,053,909	$8,913,449,331	$863,071,045	$3,543,019,812
Net unrealized depreciation	(13,858,815)	(509,923,886)	(141,871,687)	(579,134,252)

Investments at value	45,195,094	8,403,525,445	721,199,358	2,963,885,560
Cash	26,985	1,065,500	60,687	1,655,483
Due from brokers (Note 2)	120,000	6,160,000	11,670,966	34,415,000
Foreign currency at value (identified cost $285, $0, $1,791,040 and $0, respectively)	286	—	1,776,560	—
Receivable for Fund shares sold	1,079	45,177,140	904,694	2,343,722
Receivable for securities sold	235,465	8,976,354	1,559,980	3,226,363
Dividends and interest receivable	711,393	64,546,299	7,795,170	33,464,308
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	—	97,297	—
Tax reclaims receivable	—	70,006	—	19,109
Receivable for variation margin on futures contracts (Note 2)	—	7,673,886	1,640,303	2,592,465
Prepaid expenses (Note 8)	305	2,992	582	1,458

TOTAL ASSETS	46,290,607	8,537,197,622	746,705,597	3,041,603,468

LIABILITIES
Options written, at value (premiums received $0, $0, $44,920 and $0, respectively) (Note 2)	—	—	53,711	—
Payable for securities purchased	482,306	2,321,108	2,414,799	9,052,472
Payable for Fund shares redeemed	34,623	12,505,379	1,487,440	3,383,409
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	—	528,025	100,255
Payable for variation margin on centrally cleared swap agreements (Note 2)	—	—	438,602	—
Foreign taxes payable (Note 2)	—	—	2,665	10,403
Management fees payable (Note 6)	9,997	2,372,596	360,223	1,341,644
Deferred Trustees’ fees (Note 6)	211,789	1,213,079	344,182	1,935,469
Administrative fees payable (Note 6)	1,733	317,717	28,811	115,883
Payable to distributor (Note 6d)	620	57,372	6,039	31,424
Audit and tax services fees payable	29,820	34,600	49,589	33,590
Other accounts payable and accrued expenses	31,137	389,713	74,474	302,855

TOTAL LIABILITIES	802,025	19,211,564	5,788,560	16,307,404

NET ASSETS	$45,488,582	$8,517,986,058	$740,917,037	$3,025,296,064

NET ASSETS CONSIST OF:
Paid-in capital	$81,145,415	$9,178,365,264	$928,739,504	$4,009,388,555
Accumulated loss	(35,656,833)	(660,379,206)	(187,822,467)	(984,092,491)

NET ASSETS	$45,488,582	$8,517,986,058	$740,917,037	$3,025,296,064

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$16,371,205	$691,111,170	$24,854,945	$1,013,730,126

Shares of beneficial interest	4,695,373	71,293,350	2,734,156	87,090,815

Net asset value and redemption price per share	$3.49	$9.69	$9.09	$11.64

Offering price per share (100/95.75 of net asset value) (Note 1)	$3.64	$10.12	$9.49	$12.16

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$1,002,849	$63,749,934	$2,595,993	$41,304,565

Shares of beneficial interest	286,262	6,664,454	286,088	3,502,821

Net asset value and offering price per share	$3.50	$9.57	$9.07	$11.79

Class N shares:
Net assets	$135,934	$1,081,274,827	$130,561,732	$210,599,335

Shares of beneficial interest	38,971	111,541,890	14,401,040	18,116,597

Net asset value, offering and redemption price per share	$3.49	$9.69	$9.07	$11.62

Class Y shares:
Net assets	$27,978,594	$6,552,352,777	$582,904,367	$1,692,704,707

Shares of beneficial interest	8,034,971	675,440,517	64,327,134	145,642,052

Net asset value, offering and redemption price per share	$3.48	$9.70	$9.06	$11.62

Admin Class shares:
Net assets	$—	$129,497,350	$—	$66,957,331

Shares of beneficial interest	—	13,401,778	—	5,775,805

Net asset value, offering and redemption price per share	$—	$9.66	$—	$11.59

See accompanying notes to financial statements.

61  |

Statements of Operations

For the Six Months Ended June 30, 2023 (Unaudited)

	High Income Fund	Investment Grade Bond Fund	Strategic Alpha Fund	Strategic Income Fund
INVESTMENT INCOME
Interest	$2,224,983	$176,145,932	$20,736,207	$83,434,023
Dividends	19,667	1,504,551	332,362	3,537,482
Less net foreign taxes withheld	—	—	(8,438)	(44,452)

	2,244,650	177,650,483	21,060,131	86,927,053

Expenses
Management fees (Note 6)	209,319	15,733,373	2,402,066	9,198,464
Service and distribution fees (Note 6)	27,841	1,447,939	48,626	1,710,813
Administrative fees (Note 6)	16,172	1,822,556	185,509	729,014
Trustees’ fees and expenses (Note 6)	18,432	221,720	34,420	145,264
Transfer agent fees and expenses (Notes 6 and 7)	44,313	2,746,901	256,339	1,317,424
Audit and tax services fees	27,669	33,604	45,969	33,331
Custodian fees and expenses	7,944	108,299	19,108	40,968
Legal fees	2,205	143,797	18,004	68,509
Registration fees	30,408	217,725	39,699	81,322
Shareholder reporting expenses	14,494	227,384	28,456	114,199
Miscellaneous expenses	21,247	147,350	39,499	63,459

Total expenses	420,044	22,850,648	3,117,695	13,502,767
Less waiver and/or expense reimbursement (Note 6)	(130,370)	(2,436,683)	(93,372)	(992,115)

Net expenses	289,674	20,413,965	3,024,323	12,510,652

Net investment income	1,954,976	157,236,518	18,035,808	74,416,401

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN, SWAP AGREEMENTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	(8,361,820)	(44,419,493)	(11,271,690)	(62,052,883)
Futures contracts	—	(42,686,357)	(1,243,636)	(5,071,467)
Options written	—	—	(866,696)	—
Swap agreements	65,714	—	(3,111,320)	1,521,476
Forward foreign currency contracts (Note 2d)	—	—	535,889	(29,866)
Foreign currency transactions (Note 2c)	—	—	(401,872)	(51,268)
Net change in unrealized appreciation (depreciation) on:
Investments	10,248,439	113,620,396	14,782,636	65,500,030
Futures contracts	—	(4,882,910)	(3,170,690)	2,502,495
Options written	—	—	(10,212)	—
Swap agreements	(46,299)	—	446,239	(1,408,729)
Forward foreign currency contracts (Note 2d)	—	—	(45,120)	(100,255)
Foreign currency translations (Note 2c)	—	—	(51,939)	(4,771)

Net realized and unrealized gain (loss) on investments, futures contracts, options written, swap agreements, forward foreign currency contracts and foreign currency transactions	1,906,034	21,631,636	(4,408,411)	804,762

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,861,010	$178,868,154	$13,627,397	$75,221,163

See accompanying notes to financial statements.

|  62

Statements of Changes in Net Assets

	High Income Fund		Investment Grade Bond Fund
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income	$1,954,976	$6,867,106	$157,236,518	$184,492,490
Net realized loss on investments, futures contracts and swap agreements	(8,296,106)	(4,918,470)	(87,105,850)	(46,274,623)
Net change in unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	10,202,140	(21,965,553)	108,737,486	(880,081,987)

Net increase (decrease) in net assets resulting from operations	3,861,010	(20,016,917)	178,868,154	(741,864,120)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(549,598)	(998,449)	(12,241,874)	(19,585,504)
Class C	(30,906)	(62,092)	(917,011)	(1,336,410)
Class N	(4,440)	(6,400)	(24,453,696)	(43,794,588)
Class Y	(1,491,807)	(6,340,611)	(116,002,979)	(128,714,138)
Admin Class	—	—	(2,176,074)	(3,388,543)

Total distributions	(2,076,751)	(7,407,552)	(155,791,634)	(196,819,183)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(73,776,794)	17,577,667	1,492,139,839	1,535,258,308

Net increase (decrease) in net assets	(71,992,535)	(9,846,802)	1,515,216,359	596,575,005
NET ASSETS
Beginning of the period	117,481,117	127,327,919	7,002,769,699	6,406,194,694

End of the period	$45,488,582	$117,481,117	$8,517,986,058	$7,002,769,699

See accompanying notes to financial statements.

63  |

Statements of Changes in Net Assets (continued)

	Strategic Alpha Fund		Strategic Income Fund
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income	$18,035,808	$42,049,297	$74,416,401	$144,958,020
Net realized loss on investments, futures contracts, options written, swap agreements, forward foreign currency contracts and foreign currency transactions	(16,359,325)	(13,794,522)	(65,684,008)	(35,302,562)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, options written, swap agreements, forward foreign currency contracts and foreign currency translations	11,950,914	(134,982,810)	66,488,770	(719,640,678)

Net increase (decrease) in net assets resulting from operations	13,627,397	(106,728,035)	75,221,163	(609,985,220)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(539,216)	(1,245,882)	(24,106,736)	(70,707,641)
Class C	(46,269)	(97,863)	(875,568)	(3,314,576)
Class N	(3,038,770)	(9,392,363)	(5,461,130)	(14,593,929)
Class Y	(13,278,553)	(28,940,367)	(42,857,511)	(135,878,926)
Admin Class	—	—	(1,495,396)	(4,238,815)

Total distributions	(16,902,808)	(39,676,475)	(74,796,341)	(228,733,887)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(103,419,540)	(466,833,178)	(201,037,008)	(1,002,949,085)

Net decrease in net assets	(106,694,951)	(613,237,688)	(200,612,186)	(1,841,668,192)
NET ASSETS
Beginning of the period	847,611,988	1,460,849,676	3,225,908,250	5,067,576,442

End of the period	$740,917,037	$847,611,988	$3,025,296,064	$3,225,908,250

See accompanying notes to financial statements.

|  64

Financial Highlights

For a share outstanding throughout each period.

	High Income Fund—Class A
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020		Year Ended December 31, 2019		Period Ended December 31, 2018*		Year Ended September 30, 2018
Net asset value, beginning of the period	$3.50		$4.29	$4.35	$4.25		$3.99		$4.25		$4.37

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.19	0.17	0.20		0.20		0.05		0.20
Net realized and unrealized gain (loss)	0.00	(b)	(0.77)	(0.05)	0.12	(c)	0.27		(0.24)		(0.14)

Total from Investment Operations	0.10		(0.58)	0.12	0.32		0.47		(0.19)		0.06

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.21)	(0.18)	(0.22)		(0.21)		(0.06)		(0.18)
Net realized capital gains	—		—	—	—		—		(0.01)		—

Total Distributions	(0.11)		(0.21)	(0.18)	(0.22)		(0.21)		(0.07)		(0.18)

Net asset value, end of the period	$3.49		$3.50	$4.29	$4.35		$4.25		$3.99		$4.25

Total return(d)(e)	2.92	%(f)	(13.66)%	2.87%	8.16%		11.94%		(4.54	)%(f)	1.41%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$16,371		$19,108	$20,470	$41,547		$23,199		$23,125		$26,175
Net expenses(g)	1.00	%(h)	1.00%	1.00%	1.00%		1.03	%(i)	1.05	%(h)	1.05%
Gross expenses	1.37	%(h)	1.18%	1.19%	1.22%		1.18%		1.27	%(h)	1.16%
Net investment income	5.48	%(h)	5.13%	3.83%	4.91%		4.84%		5.13	%(h)	4.73%
Portfolio turnover rate	17%		53%	67%	99	%(j)	48%		17%		55%

*	For the three month period ended December 31, 2018 due to change in fiscal year end.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Effective July 1, 2019, the expense limit decreased from 1.05% to 1.00%.
(j)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio as a result of increased market volatility.

See accompanying notes to financial statements.

65  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	High Income Fund—Class C
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020		Year Ended December 31, 2019		Period Ended December 31, 2018*		Year Ended September 30, 2018
Net asset value, beginning of the period	$3.51		$4.31	$4.37	$4.27		$4.00		$4.27		$4.38

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.16	0.14	0.17		0.17		0.05		0.17
Net realized and unrealized gain (loss)	0.01		(0.78)	(0.05)	0.12	(b)	0.28		(0.26)		(0.13)

Total from Investment Operations	0.09		(0.62)	0.09	0.29		0.45		(0.21)		0.04

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)		(0.18)	(0.15)	(0.19)		(0.18)		(0.05)		(0.15)
Net realized capital gains	—		—	—	—		—		(0.01)		—

Total Distributions	(0.10)		(0.18)	(0.15)	(0.19)		(0.18)		(0.06)		(0.15)

Net asset value, end of the period	$3.50		$3.51	$4.31	$4.37		$4.27		$4.00		$4.27

Total return(c)(d)	2.52	%(e)	(14.50)%	2.07%	7.30%		11.32%		(4.95	)%(e)	0.86%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,003		$1,182	$1,795	$2,933		$3,836		$5,351		$6,248
Net expenses(f)	1.75	%(g)	1.75%	1.75%	1.75%		1.78	%(h)	1.80	%(g)	1.80%
Gross expenses	2.12	%(g)	1.93%	1.94%	1.97%		1.93%		2.02	%(g)	1.91%
Net investment income	4.70	%(g)	4.34%	3.14%	4.24%		4.11%		4.38	%(g)	3.99%
Portfolio turnover rate	17%		53%	67%	99	%(i)	48%		17%		55%

*	For the three month period ended December 31, 2018 due to change in fiscal year end.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2019, the expense limit decreased from 1.80% to 1.75%.
(i)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio as a result of increased market volatility.

See accompanying notes to financial statements.

|  66

Financial Highlights (continued)

For a share outstanding throughout each period.

	High Income Fund—Class N
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020		Year Ended December 31, 2019		Period Ended December 31, 2018*		Year Ended September 30, 2018
Net asset value, beginning of the period	$3.50		$4.29	$4.36	$4.25		$3.99		$4.25		$4.36

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.20	0.18	0.21		0.22		0.06		0.20
Net realized and unrealized gain (loss)	0.01		(0.77)	(0.05)	0.14	(b)	0.26		(0.25)		(0.12)

Total from Investment Operations	0.11		(0.57)	0.13	0.35		0.48		(0.19)		0.08

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.22)	(0.20)	(0.24)		(0.22)		(0.06)		(0.19)
Net realized capital gains	—		—	—	—		—		(0.01)		—

Total Distributions	(0.12)		(0.22)	(0.20)	(0.24)		(0.22)		(0.07)		(0.19)

Net asset value, end of the period	$3.49		$3.50	$4.29	$4.36		$4.25		$3.99		$4.25

Total return(c)	3.07	%(d)	(13.40)%	2.95%	8.73%		12.28%		(4.47	)%(d)	1.96%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$136		$132	$105	$14,783		$11,977		$10,417		$10,338
Net expenses(e)	0.70	%(f)	0.70%	0.70%	0.70%		0.72	%(g)	0.75	%(f)	0.75%
Gross expenses	2.35	%(f)	1.80%	0.86%	0.88%		0.82%		0.89	%(f)	0.79%
Net investment income	5.79	%(f)	5.46%	4.10%	5.28%		5.13%		5.45	%(f)	4.65%
Portfolio turnover rate	17%		53%	67%	99	%(h)	48%		17%		55%

*	For the three month period ended December 31, 2018 due to change in fiscal year end.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2019, the expense limit decreased from 0.75% to 0.70%.
(h)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio as a result of increased market volatility.

See accompanying notes to financial statements.

67  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	High Income Fund—Class Y
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020		Year Ended December 31, 2019		Period Ended December 31, 2018*		Year Ended September 30, 2018
Net asset value, beginning of the period	$3.49		$4.28	$4.34	$4.25		$3.98		$4.24		$4.36

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.20	0.18	0.22		0.21		0.06		0.21
Net realized and unrealized gain (loss)	0.01		(0.77)	(0.05)	0.10	(b)	0.28		(0.25)		(0.14)

Total from Investment Operations	0.11		(0.57)	0.13	0.32		0.49		(0.19)		0.07

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.22)	(0.19)	(0.23)		(0.22)		(0.06)		(0.19)
Net realized capital gains	—		—	—	—		—		(0.01)		—

Total Distributions	(0.12)		(0.22)	(0.19)	(0.23)		(0.22)		(0.07)		(0.19)

Net asset value, end of the period	$3.48		$3.49	$4.28	$4.34		$4.25		$3.98		$4.24

Total return(c)	3.05	%(d)	(13.47)%	3.15%	8.19%		12.52%		(4.49	)%(d)	1.68%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$27,979		$97,059	$104,957	$53,456		$108,315		$97,585		$127,699
Net expenses(e)	0.75	%(f)	0.75%	0.75%	0.75%		0.77	%(g)	0.80	%(f)	0.80%
Gross expenses	1.12	%(f)	0.93%	0.95%	0.98%		0.93%		1.02	%(f)	0.91%
Net investment income	5.67	%(f)	5.39%	4.16%	5.32%		5.07%		5.39	%(f)	4.98%
Portfolio turnover rate	17%		53%	67%	99	%(h)	48%		17%		55%

*	For the three month period ended December 31, 2018 due to change in fiscal year end.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2019, the expense limit decreased from 0.80% to 0.75%.
(h)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio as a result of increased market volatility.

See accompanying notes to financial statements.

|  68

Financial Highlights (continued)

For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class A
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020		Year Ended December 31, 2019		Period Ended December 31, 2018*		Year Ended September 30, 2018
Net asset value, beginning of the period	$9.63		$11.22		$11.65	$11.33		$10.77		$10.98		$11.30

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18		0.28		0.26	0.32		0.35		0.08		0.30
Net realized and unrealized gain (loss)	0.06		(1.58)		(0.26)	0.94		0.58		(0.16)		(0.28)

Total from Investment Operations	0.24		(1.30)		0.00 (b)	1.26		0.93		(0.08)		0.02

LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)		(0.28)		(0.26)	(0.32)		(0.36)		(0.08)		(0.21)
Net realized capital gains	—		(0.01)		(0.17)	(0.62)		(0.01)		(0.05)		(0.13)

Total Distributions	(0.18)		(0.29)		(0.43)	(0.94)		(0.37)		(0.13)		(0.34)

Net asset value, end of the period	$9.69		$9.63		$11.22	$11.65		$11.33		$10.77		$10.98

Total return(c)(d)	2.48	%(e)	(11.62)%		0.07%	11.41%		8.78%		(0.66	)%(e)	0.19%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$691,111		$641,311		$793,271	$872,976		$772,485		$721,110		$777,391
Net expenses(f)	0.74	%(g)	0.75	%(h)	0.75%	0.76	%(i)	0.77	%(j)	0.78	%(g)	0.80	%(k)
Gross expenses	0.81	%(g)	0.80%		0.79%	0.80%		0.81%		0.82	%(g)	0.82%
Net investment income	3.76	%(g)	2.71%		2.24%	2.73%		3.10%		3.09	%(g)	2.73%
Portfolio turnover rate	14%		31%		27%	70	%(l)	44	%(m)	39	%(m)	3%

*	For the three month period ended December 31, 2018 due to change in fiscal year end.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2022, the expense limit decreased from 0.75% to 0.74%.
(i)	Effective July 1, 2020, the expense limit decreased from 0.76% to 0.75%.
(j)	Effective July 1, 2019, the expense limit decreased from 0.78% to 0.76%.
(k)	Effective July 1, 2018, the expense limit decreased to 0.78%.
(l)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio as a result of increased market volatility.
(m)

The variation in the Fund’s turnover rate from the year ended September 30, 2018 to the period ended December 31, 2018 was primarily due to changes in the investment strategy and portfolio management team of the Fund. During 2019, turnover has remained elevated due to a continued repositioning of the Fund.

See accompanying notes to financial statements.

69  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class C
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020		Year Ended December 31, 2019		Period Ended December 31, 2018*		Year Ended September 30, 2018
Net asset value, beginning of the period	$9.51		$11.07		$11.51	$11.20		$10.65		$10.86		$11.19

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14		0.20		0.17	0.23		0.26		0.06		0.22
Net realized and unrealized gain (loss)	0.06		(1.55)		(0.26)	0.93		0.58		(0.16)		(0.28)

Total from Investment Operations	0.20		(1.35)		(0.09)	1.16		0.84		(0.10)		(0.06)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)		(0.20)		(0.18)	(0.23)		(0.28)		(0.06)		(0.14)
Net realized capital gains	—		(0.01)		(0.17)	(0.62)		(0.01)		(0.05)		(0.13)

Total Distributions	(0.14)		(0.21)		(0.35)	(0.85)		(0.29)		(0.11)		(0.27)

Net asset value, end of the period	$9.57		$9.51		$11.07	$11.51		$11.20		$10.65		$10.86

Total return(b)(c)	2.14	%(d)	(12.26)%		(0.70)%	10.61%		7.94%		(0.86	)%(d)	(0.53)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$63,750		$56,520		$80,099	$132,606		$204,395		$366,068		$412,788
Net expenses(e)	1.49	%(f)	1.50	%(g)	1.50%	1.51	%(h)	1.52	%(i)	1.53	%(f)	1.55	%(j)
Gross expenses	1.56	%(f)	1.55%		1.54%	1.55%		1.56%		1.57	%(f)	1.57%
Net investment income	3.02	%(f)	1.94%		1.50%	2.01%		2.35%		2.34	%(f)	1.96%
Portfolio turnover rate	14%		31%		27%	70	%(k)	44	%(l)	39	%(l)	3%

*	For the three month period ended December 31, 2018 due to change in fiscal year end.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2022, the expense limit decreased from 1.50% to 1.49%.
(h)	Effective July 1, 2020, the expense limit decreased from 1.51% to 1.50%.
(i)	Effective July 1, 2019, the expense limit decreased from 1.53% to 1.51%.
(j)	Effective July 1, 2018, the expense limit decreased to 1.53%.
(k)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio as a result of increased market volatility.
(l)

The variation in the Fund’s turnover rate from the year ended September 30, 2018 to the period ended December 31, 2018 was primarily due to changes in the investment strategy and portfolio management team of the Fund. During 2019, turnover has remained elevated due to a continued repositioning of the Fund.

See accompanying notes to financial statements.

|  70

Financial Highlights (continued)

For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class N
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Period Ended December 31, 2018*		Year Ended September 30, 2018
Net asset value, beginning of the period	$9.64		$11.22		$11.65		$11.33		$10.78		$10.98		$11.30

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20		0.31		0.29		0.35		0.38		0.09		0.34
Net realized and unrealized gain (loss)	0.04		(1.57)		(0.25)		0.94		0.58		(0.15)		(0.28)

Total from Investment Operations	0.24		(1.26)		0.04		1.29		0.96		(0.06)		0.06

LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)		(0.31)		(0.30)		(0.35)		(0.40)		(0.09)		(0.25)
Net realized capital gains	—		(0.01)		(0.17)		(0.62)		(0.01)		(0.05)		(0.13)

Total Distributions	(0.19)		(0.32)		(0.47)		(0.97)		(0.41)		(0.14)		(0.38)

Net asset value, end of the period	$9.69		$9.64		$11.22		$11.65		$11.33		$10.78		$10.98

Total return	2.52	%(b)(c)	(11.26	)%(b)	0.37	%(b)	11.74	%(b)	9.11%		(0.58	)%(c)	0.50%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,081,275		$1,348,621		$1,473,020		$1,188,772		$1,367,172		$1,216,690		$1,251,189
Net expenses	0.44	%(d)(e)	0.45	%(d)(f)	0.45	%(d)	0.46	%(d)(g)	0.47	%(h)	0.48	%(e)	0.47	%(i)
Gross expenses	0.47	%(e)	0.47%		0.47%		0.47%		0.47%		0.48	%(e)	0.47%
Net investment income	4.04	%(e)	3.02%		2.53%		3.04%		3.40%		3.40	%(e)	3.05%
Portfolio turnover rate	14%		31%		27%		70	%(j)	44	%(k)	39	%(k)	3%

*	For the three month period ended December 31, 2018 due to change in fiscal year end.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2022, the expense limit decreased from 0.45% to 0.44%.
(g)	Effective July 1, 2020, the expense limit decreased from 0.46% to 0.45%.
(h)	Effective July 1, 2019, the expense limit decreased from 0.48% to 0.46%.
(i)	Effective July 1, 2018, the expense limit decreased to 0.48%.
(j)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio as a result of increased market volatility.
(k)

The variation in the Fund’s turnover rate from the year ended September 30, 2018 to the period ended December 31, 2018 was primarily due to changes in the investment strategy and portfolio management team of the Fund. During 2019, turnover has remained elevated due to a continued repositioning of the Fund.

See accompanying notes to financial statements.

71  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class Y
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020		Year Ended December 31, 2019		Period Ended December 31, 2018*		Year Ended September 30, 2018
Net asset value, beginning of the period	$9.64		$11.22		$11.66	$11.34		$10.78		$10.99		$11.31

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20		0.30		0.29	0.35		0.37		0.09		0.33
Net realized and unrealized gain (loss)	0.05		(1.56)		(0.27)	0.94		0.59		(0.16)		(0.28)

Total from Investment Operations	0.25		(1.26)		0.02	1.29		0.96		(0.07)		0.05

LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)		(0.31)		(0.29)	(0.35)		(0.39)		(0.09)		(0.24)
Net realized capital gains	—		(0.01)		(0.17)	(0.62)		(0.01)		(0.05)		(0.13)

Total Distributions	(0.19)		(0.32)		(0.46)	(0.97)		(0.40)		(0.14)		(0.37)

Net asset value, end of the period	$9.70		$9.64		$11.22	$11.66		$11.34		$10.78		$10.99

Total return(b)	2.60	%(c)	(11.31)%		0.24%	11.68%		9.04%		(0.59	)%(c)	0.43%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$6,552,353		$4,833,608		$3,920,635	$3,704,948		$3,118,505		$2,912,537		$3,001,906
Net expenses(d)	0.49	%(e)	0.49	%(f)	0.50%	0.51	%(g)	0.52	%(h)	0.53	%(e)	0.55	%(i)
Gross expenses	0.56	%(e)	0.55%		0.54%	0.55%		0.56%		0.57	%(e)	0.57%
Net investment income	4.04	%(e)	3.01%		2.49%	2.98%		3.35%		3.35	%(e)	2.98%
Portfolio turnover rate	14%		31%		27%	70	%(j)	44	%(k)	39	%(k)	3%

*	For the three month period ended December 31, 2018 due to change in fiscal year end.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2022, the expense limit decreased from 0.50% to 0.49%.
(g)	Effective July 1, 2020, the expense limit decreased from 0.51% to 0.50%.
(h)	Effective July 1, 2019, the expense limit decreased from 0.53% to 0.51%.
(i)	Effective July 1, 2018, the expense limit decreased to 0.53%.
(j)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio as a result of increased market volatility.
(k)

The variation in the Fund’s turnover rate from the year ended September 30, 2018 to the period ended December 31, 2018 was primarily due to changes in the investment strategy and portfolio management team of the Fund. During 2019, turnover has remained elevated due to a continued repositioning of the Fund.

See accompanying notes to financial statements.

|  72

Financial Highlights (continued)

For a share outstanding throughout each period.

	Investment Grade Bond Fund—Admin Class
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020		Year Ended December 31, 2019		Period Ended December 31, 2018*		Year Ended September 30, 2018
Net asset value, beginning of the period	$9.60		$11.18		$11.62	$11.30		$10.75		$10.95		$11.28

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17		0.25		0.23	0.29		0.32		0.08		0.28
Net realized and unrealized gain (loss)	0.06		(1.56)		(0.26)	0.94		0.58		(0.15)		(0.28)

Total from Investment Operations	0.23		(1.31)		(0.03)	1.23		0.90		(0.07)		0.00	(b)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)		(0.26)		(0.24)	(0.29)		(0.34)		(0.08)		(0.20)
Net realized capital gains	—		(0.01)		(0.17)	(0.62)		(0.01)		(0.05)		(0.13)

Total Distributions	(0.17)		(0.27)		(0.41)	(0.91)		(0.35)		(0.13)		(0.33)

Net asset value, end of the period	$9.66		$9.60		$11.18	$11.62		$11.30		$10.75		$10.95

Total return(c)	2.36	%(d)	(11.80)%		(0.26)%	11.17%		8.43%		(0.63	)%(d)	(0.07)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$129,497		$122,710		$139,169	$125,460		$111,439		$111,864		$115,301
Net expenses(e)	0.99	%(f)	1.00	%(g)	1.00%	1.01	%(h)	1.02	%(i)	1.03	%(f)	1.02	%(j)(k)
Gross expenses	1.06	%(f)	1.05%		1.04%	1.05%		1.06%		1.07	%(f)	1.05	%(k)
Net investment income	3.51	%(f)	2.47%		1.98%	2.48%		2.85%		2.85	%(f)	2.56%
Portfolio turnover rate	14%		31%		27%	70	%(l)	44	%(m)	39	%(m)	3%

*	For the three month period ended December 31, 2018 due to change in fiscal year end.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2022, the expense limit decreased from 1.00% to 0.99%.
(h)	Effective July 1, 2020, the expense limit decreased from 1.01% to 1.00%.
(i)	Effective July 1, 2019, the expense limit decreased from 1.03% to 1.01%.
(j)	Effective July 1, 2018, the expense limit decreased to 1.03%.
(k)	Includes refund of prior year service fee of 0.02%.
(l)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio as a result of increased market volatility.
(m)

The variation in the Fund’s turnover rate from the year ended September 30, 2018 to the period ended December 31, 2018 was primarily due to changes in the investment strategy and portfolio management team of the Fund. During 2019, turnover has remained elevated due to a continued repositioning of the Fund.

See accompanying notes to financial statements.

73  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Strategic Alpha Fund—Class A
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Net asset value, beginning of the period	$9.14		$10.34		$10.43		$9.69	$9.62	$9.92

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20		0.34		0.26		0.28	0.30	0.33
Net realized and unrealized gain (loss)	(0.06)		(1.20)		(0.15)		0.67	0.04	(0.30)

Total from Investment Operations	0.14		(0.86)		0.11		0.95	0.34	0.03

LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)		(0.34)		(0.20)		(0.21)	(0.27)	(0.33)

Net asset value, end of the period	$9.09		$9.14		$10.34		$10.43	$9.69	$9.62

Total return(b)	1.53	%(c)(d)	(8.29)%		1.07%		9.97%	3.58%	0.39%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$24,855		$29,797		$41,765		$36,067	$48,815	$36,528
Net expenses	1.00	%(e)(f)	1.00%		0.97%		0.99%	0.99%	1.00	%(g)
Gross expenses	1.03	%(f)	1.00%		0.97%		0.99%	0.99%	1.00	%(g)
Net investment income	4.25	%(f)	3.59%		2.45%		2.81%	3.10%	3.29%
Portfolio turnover rate	18%		46	%(h)	218	%(h)	498%	414%	379%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of less than 0.01%.
(h)	The variation in the Fund’s turnover rate from 2020 to 2021 was primarily due to a decrease in trading volume and shareholder flows which has continued through 2022.

See accompanying notes to financial statements.

|  74

Financial Highlights (continued)

For a share outstanding throughout each period.

	Strategic Alpha Fund—Class C
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019		Year Ended December 31, 2018
Net asset value, beginning of the period	$9.13		$10.32		$10.40		$9.66	$9.58		$9.88

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16		0.27		0.18		0.21	0.23		0.26
Net realized and unrealized gain (loss)	(0.07)		(1.19)		(0.15)		0.66	0.04		(0.31)

Total from Investment Operations	0.09		(0.92)		0.03		0.87	0.27		(0.05)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)		(0.27)		(0.11)		(0.13)	(0.19)		(0.25)

Net asset value, end of the period	$9.07		$9.13		$10.32		$10.40	$9.66		$9.58

Total return(b)	1.03	%(c)(d)	(8.90)%		0.30%		9.12%	2.87	%(c)	(0.42)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,596		$3,309		$4,266		$8,962	$16,337		$26,883
Net expenses	1.75	%(e)(f)	1.75%		1.73%		1.74%	1.73	%(g)	1.75	%(h)
Gross expenses	1.78	%(f)	1.75%		1.73%		1.74%	1.74%		1.75	%(h)
Net investment income	3.50	%(f)	2.84%		1.68%		2.14%	2.33%		2.61%
Portfolio turnover rate	18%		46	%(i)	218	%(i)	498%	414%		379%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	The administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Includes fee/expense recovery of less than 0.01%.
(i)	The variation in the Fund’s turnover rate from 2020 to 2021 was primarily due to a decrease in trading volume and shareholder flows which has continued through 2022.

See accompanying notes to financial statements.

75  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Strategic Alpha Fund—Class N
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Net asset value, beginning of the period	$9.12		$10.32		$10.41		$9.67	$9.60	$9.90

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21		0.37		0.29		0.31	0.33	0.34
Net realized and unrealized gain (loss)	(0.06)		(1.19)		(0.15)		0.67	0.04	(0.28)

Total from Investment Operations	0.15		(0.82)		0.14		0.98	0.37	0.06

LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)		(0.38)		(0.23)		(0.24)	(0.30)	(0.36)

Net asset value, end of the period	$9.07		$9.12		$10.32		$10.41	$9.67	$9.60

Total return	1.68	%(b)	(8.00)%		1.38%		10.36%	3.92%	0.68%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$130,562		$164,264		$484,005		$527,494	$297,300	$255,226
Net expenses	0.70	%(c)	0.69%		0.67%		0.68%	0.67%	0.70	%(d)
Gross expenses	0.70	%(c)	0.69%		0.67%		0.68%	0.67%	0.70	%(d)
Net investment income	4.55	%(c)	3.81%		2.74%		3.13%	3.39%	3.44%
Portfolio turnover rate	18%		46	%(e)	218	%(e)	498%	414%	379%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	Includes fee/expense recovery of 0.01%.
(e)	The variation in the Fund’s turnover rate from 2020 to 2021 was primarily due to a decrease in trading volume and shareholder flows which has continued through 2022.

See accompanying notes to financial statements.

|  76

Financial Highlights (continued)

For a share outstanding throughout each period.

	Strategic Alpha Fund—Class Y
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Net asset value, beginning of the period	$9.12		$10.31		$10.41		$9.67	$9.59	$9.90

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21		0.37		0.28		0.30	0.32	0.35
Net realized and unrealized gain (loss)	(0.07)		(1.19)		(0.15)		0.68	0.06	(0.31)

Total from Investment Operations	0.14		(0.82)		0.13		0.98	0.38	0.04

LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)		(0.37)		(0.23)		(0.24)	(0.30)	(0.35)

Net asset value, end of the period	$9.06		$9.12		$10.31		$10.41	$9.67	$9.59

Total return	1.55	%(b)(c)	(7.97)%		1.32%		10.19%	3.96%	0.53%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$582,904		$650,242		$930,815		$742,493	$938,271	$1,186,322
Net expenses	0.75	%(d)(e)	0.75%		0.72%		0.74%	0.74%	0.75	%(f)
Gross expenses	0.78	%(e)	0.75%		0.72%		0.74%	0.74%	0.75	%(f)
Net investment income	4.51	%(e)	3.83%		2.70%		3.05%	3.33%	3.51%
Portfolio turnover rate	18%		46	%(g)	218	%(g)	498%	414%	379%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes fee/expense recovery of less than 0.01%.
(g)	The variation in the Fund’s turnover rate from 2020 to 2021 was primarily due to a decrease in trading volume and shareholder flows which has continued through 2022.

See accompanying notes to financial statements.

77  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Strategic Income Fund—Class A
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Year Ended December 31, 2021		Period Ended December 31, 2020*		Year Ended September 30, 2020		Year Ended September 30, 2019	Year Ended September 30, 2018
Net asset value, beginning of the period	$11.65		$14.19		$14.03		$13.58		$14.25		$14.39	$14.84

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.27		0.44		0.26		0.10		0.47		0.57	0.52
Net realized and unrealized gain (loss)	(0.01	)(b)	(2.24)		0.27		0.63		(0.66)		(0.16)	(0.33)

Total from Investment Operations	0.26		(1.80)		0.53		0.73		(0.19)		0.41	0.19

LESS DISTRIBUTIONS FROM:
Net investment income	(0.27)		(0.74)		(0.37)		(0.16)		(0.45)		(0.48)	(0.57)
Net realized capital gains	—		—		—		(0.12)		(0.03)		(0.07)	(0.07)

Total Distributions	(0.27)		(0.74)		(0.37)		(0.28)		(0.48)		(0.55)	(0.64)

Net asset value, end of the period	$11.64		$11.65		$14.19		$14.03		$13.58		$14.25	$14.39

Total return(c)	2.25	%(d)(e)	(12.80	)%(d)	3.85	%(d)	5.37	%(e)	(1.39)%		3.02%	1.34%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,013,730		$1,067,151		$1,512,939		$1,682,562		$1,683,547		$1,835,813	$1,986,300
Net expenses	0.94	%(f)(g)	0.95	%(f)(h)	0.96	%(f)(i)	0.97	%(g)	0.97	%(j)	0.96%	0.96%
Gross expenses	1.01	%(g)	0.98%		0.97%		0.97	%(g)	0.97%		0.96%	0.96%
Net investment income	4.59	%(g)	3.45%		1.85%		2.78	%(g)	3.42%		4.03%	3.57%
Portfolio turnover rate	14%		23%		99	%(k)	30	%(l)	30%		13%	6%

*	For the three month period ended December 31, 2020 due to change in fiscal year.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2022, the expense limit decreased from 0.95% to 0.94%.
(i)	Effective July 1, 2021, the expense limit decreased from 1.00% to 0.95%.
(j)	Effective July 1, 2020, the expense limit decreased from 1.25% to 1.00%.
(k)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the year ended December 31, 2021 was primarily due to a repositioning of the portfolio.
(l)

The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

See accompanying notes to financial statements.

|  78

Financial Highlights (continued)

For a share outstanding throughout each period.

	Strategic Income Fund—Class C
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Year Ended December 31, 2021		Period Ended December 31, 2020*		Year Ended September 30, 2020		Year Ended September 30, 2019	Year Ended September 30, 2018
Net asset value, beginning of the period	$11.80		$14.36		$14.18		$13.72		$14.39		$14.52	$14.97

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.23		0.34		0.16		0.07		0.38		0.47	0.41
Net realized and unrealized gain (loss)	(0.01	)(b)	(2.26)		0.28		0.64		(0.68)		(0.16)	(0.33)

Total from Investment Operations	0.22		(1.92)		0.44		0.71		(0.30)		0.31	0.08

LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)		(0.64)		(0.26)		(0.13)		(0.34)		(0.37)	(0.46)
Net realized capital gains	—		—		—		(0.12)		(0.03)		(0.07)	(0.07)

Total Distributions	(0.23)		(0.64)		(0.26)		(0.25)		(0.37)		(0.44)	(0.53)

Net asset value, end of the period	$11.79		$11.80		$14.36		$14.18		$13.72		$14.39	$14.52

Total return(c)	1.84	%(d)(e)	(13.48	)%(d)	3.13	%(d)	5.17	%(e)	(2.18)%		2.27%	0.60%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$41,305		$52,977		$120,091		$259,780		$277,896		$676,602	$1,153,853
Net expenses	1.69	%(f)(g)	1.70	%(f)(h)	1.71	%(f)(i)	1.72	%(g)	1.72	%(j)	1.71%	1.71%
Gross expenses	1.76	%(g)	1.73%		1.72%		1.72	%(g)	1.72%		1.71%	1.71%
Net investment income	3.81	%(g)	2.62%		1.12%		2.04	%(g)	2.75%		3.30%	2.79%
Portfolio turnover rate	14%		23%		99	%(k)	30	%(l)	30%		13%	6%

*	For the three month period ended December 31, 2020 due to change in fiscal year.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2022, the expense limit decreased from 1.70% to 1.69%.
(i)	Effective July 1, 2021, the expense limit decreased from 1.75% to 1.70%.
(j)	Effective July 1, 2020, the expense limit decreased from 2.00% to 1.75%.
(k)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the year ended December 31, 2021 was primarily due to a repositioning of the portfolio.
(l)

The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

See accompanying notes to financial statements.

79  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Strategic Income Fund—Class N
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Year Ended December 31, 2021		Period Ended December 31, 2020*		Year Ended September 30, 2020		Year Ended September 30, 2019	Year Ended September 30, 2018
Net asset value, beginning of the period	$11.63		$14.17		$14.01		$13.57		$14.24		$14.38	$14.83

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.29		0.47		0.31		0.11		0.52		0.61	0.56
Net realized and unrealized gain (loss)	(0.01	)(b)	(2.23)		0.27		0.62		(0.66)		(0.16)	(0.32)

Total from Investment Operations	0.28		(1.76)		0.58		0.73		(0.14)		0.45	0.24

LESS DISTRIBUTIONS FROM:
Net investment income	(0.29)		(0.78)		(0.42)		(0.17)		(0.50)		(0.52)	(0.62)
Net realized capital gains	—		—		—		(0.12)		(0.03)		(0.07)	(0.07)

Total Distributions	(0.29)		(0.78)		(0.42)		(0.29)		(0.53)		(0.59)	(0.69)

Net asset value, end of the period	$11.62		$11.63		$14.17		$14.01		$13.57		$14.24	$14.38

Total return	2.41	%(c)(d)	(12.55)%		4.19%		5.39	%(d)	(1.06)%		3.37%	1.67%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$210,599		$220,229		$280,661		$247,697		$212,804		$202,989	$176,456
Net expenses	0.64	%(e)(f)	0.64	%(g)	0.65	%(h)	0.65	%(f)	0.64	%(i)	0.63%	0.63%
Gross expenses	0.67	%(f)	0.64%		0.65%		0.65	%(f)	0.64%		0.63%	0.63%
Net investment income	4.89	%(f)	3.77%		2.17%		3.13	%(f)	3.77%		4.36%	3.91%
Portfolio turnover rate	14%		23%		99	%(j)	30	%(k)	30%		13%	6%

*	For the three month period ended December 31, 2020 due to change in fiscal year.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2022, the expense limit decreased from 0.65% to 0.64%.
(h)	Effective July 1, 2021, the expense limit decreased from 0.70% to 0.65%.
(i)	Effective July 1, 2020, the expense limit decreased from 0.95% to 0.70%.
(j)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the year ended December 31, 2021 was primarily due to a repositioning of the portfolio.
(k)

The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

See accompanying notes to financial statements.

|  80

Financial Highlights (continued)

For a share outstanding throughout each period.

	Strategic Income Fund—Class Y
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Year Ended December 31, 2021		Period Ended December 31, 2020*		Year Ended September 30, 2020		Year Ended September 30, 2019	Year Ended September 30, 2018
Net asset value, beginning of the period	$11.63		$14.17		$14.01		$13.56		$14.23		$14.38	$14.83

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.28		0.47		0.30		0.11		0.51		0.60	0.55
Net realized and unrealized gain (loss)	(0.00	)(b)(c)	(2.24)		0.27		0.62		(0.66)		(0.17)	(0.32)

Total from Investment Operations	0.28		(1.77)		0.57		0.73		(0.15)		0.43	0.23

LESS DISTRIBUTIONS FROM:
Net investment income	(0.29)		(0.77)		(0.41)		(0.16)		(0.49)		(0.51)	(0.61)
Net realized capital gains	—		—		—		(0.12)		(0.03)		(0.07)	(0.07)

Total Distributions	(0.29)		(0.77)		(0.41)		(0.28)		(0.52)		(0.58)	(0.68)

Net asset value, end of the period	$11.62		$11.63		$14.17		$14.01		$13.56		$14.23	$14.38

Total return	2.38	%(d)(e)	(12.60	)%(d)	4.12	%(d)	5.44	%(e)	(1.14)%		3.22%	1.66%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,692,705		$1,816,763		$3,058,635		$3,693,954		$3,774,113		$4,316,010	$5,118,016
Net expenses	0.69	%(f)(g)	0.70	%(f)(h)	0.71	%(f)(i)	0.72	%(g)	0.72	%(j)	0.71%	0.71%
Gross expenses	0.76	%(g)	0.73%		0.72%		0.72	%(g)	0.72%		0.71%	0.71%
Net investment income	4.83	%(g)	3.68%		2.10%		3.03	%(g)	3.68%		4.28%	3.82%
Portfolio turnover rate	14%		23%		99	%(k)	30	%(l)	30%		13%	6%

*	For the three month period ended December 31, 2020 due to change in fiscal year.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Amount rounds to less than $0.01 per share.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2022, the expense limit decreased from 0.70% to 0.69%.
(i)	Effective July 1, 2021, the expense limit decreased from 0.75% to 0.70%.
(j)	Effective July 1, 2020, the expense limit decreased from 1.00% to 0.75%.
(k)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the year ended December 31, 2021 was primarily due to a repositioning of the portfolio.
(l)

The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

See accompanying notes to financial statements.

81  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Strategic Income Fund—Admin Class
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Year Ended December 31, 2021		Period Ended December 31, 2020*		Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018
Net asset value, beginning of the period	$11.60		$14.14		$13.97		$13.53		$14.20		$14.34		$14.79

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.25		0.40		0.23		0.09		0.44		0.53		0.48
Net realized and unrealized gain (loss)	(0.00	)(b)(c)	(2.23)		0.28		0.62		(0.66)		(0.16)		(0.33)

Total from Investment Operations	0.25		(1.83)		0.51		0.71		(0.22)		0.37		0.15

LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)		(0.71)		(0.34)		(0.15)		(0.42)		(0.44)		(0.53)
Net realized capital gains	—		—		—		(0.12)		(0.03)		(0.07)		(0.07)

Total Distributions	(0.26)		(0.71)		(0.34)		(0.27)		(0.45)		(0.51)		(0.60)

Net asset value, end of the period	$11.59		$11.60		$14.14		$13.97		$13.53		$14.20		$14.34

Total return	2.14	%(d)(e)	(13.07	)%(d)	3.68	%(d)	5.24	%(e)	(1.64)%		2.78%		1.09%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$66,957		$68,788		$95,250		$105,172		$103,197		$121,903		$133,220
Net expenses	1.19	%(f)(g)	1.20	%(f)(h)	1.21	%(f)(i)	1.22	%(g)	1.22	%(j)	1.20	%(k)	1.20	%(k)
Gross expenses	1.26	%(g)	1.23%		1.22%		1.22	%(g)	1.22%		1.20	%(k)	1.20	%(k)
Net investment income	4.34	%(g)	3.20%		1.60%		2.53	%(g)	3.19%		3.80%		3.33%
Portfolio turnover rate	14%		23%		99	%(l)	30	%(m)	30%		13%		6%

*	For the three month period ended December 31, 2020 due to change in fiscal year.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Amount rounds to less than $0.01 per share.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2022, the expense limit decreased from 1.20% to 1.19%.
(i)	Effective July 1, 2021, the expense limit decreased from 1.25% to 1.20%.
(j)	Effective July 1, 2020, the expense limit decreased from 1.50% to 1.25%.
(k)	Includes refund of prior year service fee of 0.01%.
(l)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the year ended December 31, 2021 was primarily due to a repositioning of the portfolio.
(m)

The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

See accompanying notes to financial statements.

|  82

Notes to Financial Statements

June 30, 2023 (Unaudited)

1.  Organization.  Loomis Sayles Funds II and Natixis Funds Trust II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Funds II:

Loomis Sayles High Income Fund (“High Income Fund”)

Loomis Sayles Investment Grade Bond Fund (“Investment Grade Bond Fund”)

Loomis Sayles Strategic Income Fund (“Strategic Income Fund”)

Natixis Funds Trust II:

Loomis Sayles Strategic Alpha Fund (“Strategic Alpha Fund”)

Each Fund is a diversified investment company.

Each Fund offers Class A, Class C, Class N and Class Y shares. In addition, Investment Grade Bond Fund and Strategic Income Fund also offer Admin Class shares.

Class A shares are sold with a maximum front-end sales charge of 4.25% for each Fund. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus. Admin Class shares do not pay a front-end sales charge or a CDSC, but do pay a Rule 12b-1 fee. Admin Class shares are offered exclusively through intermediaries.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fee applicable to Class A, Class C and Admin Class) and transfer agent fees are borne collectively for Class A, Class C, Class Y and Admin Class, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Domestic, exchange-traded index and single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations as determined by the Options Price Reporting Authority. Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively. Option contracts on foreign indices are priced at the most recent settlement price.

83  |

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

Other exchange-traded options are valued at the average of the closing bid and ask quotations on the exchange on which, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value (“NAV”) per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations (“CLOs”) are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service. Bilateral credit default swaps are fair valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Bilateral interest rate swaps are fair valued based on prices supplied by an independent pricing source. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers. Over-the-counter (“OTC”) currency options and swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available. Other OTC option contracts (including currency options and swaptions not priced through an independent pricing service) are valued based on quotations obtained from broker-dealers.

The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Loan consent fees, upfront origination fees and/or amendment fees are recorded when received and included in interest income on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For payment-in-kind securities, income received in-kind is reflected as an increase to the principal and cost basis of the securities. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of the investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

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June 30, 2023 (Unaudited)

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

For the six months ended June 30, 2023, the amount of income available to be distributed has been reduced by the following amounts as a result of losses arising from changes in exchange rates:

Strategic Alpha Fund	$1,108,435
Strategic Income Fund	52,184

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

e.  Futures Contracts.  A Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

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f.  Option Contracts.  A Fund may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument or index underlying the written option.

Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced. OTC options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. Option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

g.  Swap Agreements.  A Fund may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily, and fluctuations in value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap

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Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Funds face the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Funds based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Funds’ counterparty credit risk is reduced as the CCP stands between the Funds and the counterparty. Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

h.  Swaptions.  A Fund may enter into interest rate swaptions. An interest rate swaption gives the holder the right, but not the obligation, to enter into or cancel an interest rate swap agreement at a future date. Interest rate swaptions may be either purchased or written. The buyer of an interest rate swaption may purchase either the right to receive a fixed rate in the underlying swap (known as a “receiver swaption”) or to pay a fixed rate (known as a “payer swaption”), based on the notional amount of the swap agreement, in exchange for a floating rate. The notional amounts of swaptions are not recorded in the financial statements.

When a Fund purchases an interest rate swaption, it pays a premium and the swaption is subsequently marked-to-market to reflect current value. Premiums paid for purchasing interest rate swaptions which expire are treated as realized losses. Premiums paid for purchasing interest rate swaptions which are exercised are added to the cost or deducted from the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing interest rate swaptions is limited to the premium paid.

When a Fund writes an interest rate swaption, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current value. Premiums received for written interest rate swaptions which expire are treated as realized gains. Premiums received for written interest rate swaptions which are exercised are deducted from the cost or added to the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing purchase transaction, the difference between the premium received and any amount paid on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the premium received is less than the amount paid, as a realized loss. A Fund, as writer of a written interest rate swaption, bears the risk of an unfavorable change in the market value of the swap underlying the written interest rate swaption.

OTC interest rate swaptions are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the swaption. Swaptions outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

i.  Due from Brokers.  Transactions and positions in certain options, futures, forward foreign currency contracts and swap agreements are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for High Income Fund and Investment Grade Bond Fund represents cash pledged as initial margin for closed centrally cleared swap agreements. The due from brokers balance in the Statements of Assets and Liabilities for Strategic Income Fund represents cash pledged as collateral for forward foreign currency contracts and as initial margin for closed centrally cleared swap agreements. The due from brokers balance in the Statements of Assets and Liabilities for Strategic Alpha Fund represents cash pledged as collateral for options, and forward foreign currency contracts and as initial margin for centrally cleared swap agreements. In certain circumstances the Funds’ use of cash, securities and/or foreign currency held at brokers is restricted by regulation or broker mandated limits.

j.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2023 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are

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Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

k.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as paydown gains and losses, defaulted and/or non-income producing securities, distribution re-designations, deferred Trustees’ fees, return of capital distributions received, capital gain distributions received, swap adjustments and premium amortization. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, premium amortization, defaulted and/or non-income producing securities, swap adjustments, wash sales, futures contract mark-to-market, return of capital distributions received, capital gain distributions received, trust preferred securities, perpetual bond adjustments, corporate actions and foreign currency gains and losses. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2022 was as follows:

	2022 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
High Income Fund	$7,407,552	$—	$7,407,552
Investment Grade Bond Fund	188,970,523	7,848,660	196,819,183
Strategic Alpha Fund	39,676,475	—	39,676,475
Strategic Income Fund	228,733,887	—	228,733,887

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of December 31, 2022, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:

	High Income Fund	Investment Grade Bond Fund	Strategic Alpha Fund	Strategic Income Fund
Capital loss carryforward:
Short-term:
No expiration date	$(2,656,925)	$(14,154,589)	$(5,764,902)	$(40,712,873)
Long-term:
No expiration date	(9,780,510)	(36,976,259)	(15,860,436)	(256,973,935)

Total capital loss carryforward	$(12,437,435)	$(51,130,848)	$(21,625,338)	$(297,686,808)

Late-year ordinary and post-October capital loss deferrals*	$—	$—	$(354,313)	$—

*

Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Strategic Alpha Fund is deferring foreign currency losses.

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Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

As of June 30, 2023, unrealized appreciation (depreciation) on a tax basis was approximately as follows:

	High Income Fund	Investment Grade Bond Fund	Strategic Alpha Fund	Strategic Income Fund
Unrealized appreciation (depreciation)
Investments	$(13,974,149)	$(532,085,879)	$(132,167,022)	$(588,681,691)
Foreign currency translations	—	—	(15,023,100)	(172,563)

Total unrealized appreciation (depreciation)	$(13,974,149)	$(532,085,879)	$(147,190,122)	$(588,854,254)

As of June 30, 2023, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	High Income Fund	Investment Grade Bond Fund	Strategic Alpha Fund	Strategic Income Fund
Federal tax cost	$59,169,243	$8,922,205,760	$864,130,341	$3,553,156,843

Gross tax appreciation	$244,155	$49,257,196	$7,119,690	$34,233,922
Gross tax depreciation	(14,218,304)	(581,343,075)	(153,830,344)	(623,073,002)

Net tax depreciation	$(13,974,149)	$(532,085,879)	$(146,710,654)	$(588,839,080)

The difference between these amounts and those reported in the preceding table, if any, are primarily attributable to foreign currency mark-to-market.

Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.

l.  Senior Loans.  A Fund’s investment in senior loans may be to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. The Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. The settlement period for senior loans is uncertain as there is no standardized settlement schedule applicable to such investments. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

m.  Loan Participations.  A Fund’s investment in senior loans may be in the form of participations in loans. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, the Fund may be subject to credit risk from both the party from whom it purchased the loan participation and the borrower. Additionally, the Fund may have minimal control over the terms of any loan modification. Loan participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

n.  Collateralized Loan Obligations.  A Fund may invest in CLOs. A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type of the collateralized securities and the class of the instrument in which the Fund invests. CLOs outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

o.  Equity Linked Notes.  Strategic Alpha Fund may invest in equity linked notes. An equity linked note is a structured product that differs from a standard debt instrument where the cash payouts will be based on the return of an underlying equity. An equity linked note is typically purchased at a full nominal amount and includes a coupon with an enhanced yield relative to the dividend yield of the underlying security. At maturity the Fund will receive a redemption amount based on the final price of the underlying equity. The risk of investment in an equity linked note depends on the principal protection offered. Some equity linked notes may guarantee total principal

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or partial principal amounts while others may not provide any guarantee of principal. The maturity value may also be impacted to the extent of any limit on the return value as part of the note structure. Equity linked notes outstanding at the end of the period, if any, are listed in the Fund’s Portfolio of Investments.

p.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2023, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

q.  When-Issued and Delayed Delivery Transactions.  A Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

There were no when-issued or delayed delivery securities held by the Funds as of June 30, 2023.

r.  Stripped Securities.  A Fund may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its investments in IOs. Stripped securities outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

s.  Unfunded Loan Commitments.  A Fund may enter into unfunded loan commitments, which are contractual obligations for future funding at the option of the borrower. Unfunded loan commitments represent a future obligation, in full, even though a percentage of the committed amount may not be utilized by the borrower. Unfunded loan commitments, and the obligation for future funding, are recorded as a liability on the Statements of Assets and Liabilities at par value at the time the commitment is entered into. Purchases of unfunded loan commitments may have a similar effect on the Fund’s NAV as if the Fund had created a degree of leverage in the portfolio. Market risk exists with these commitments to the same extent as if the securities were owned on a settled basis. Losses may arise due to changes in the value of the unfunded loan commitments. Unfunded loan commitments outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

t.  Indemnifications.  Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

u.  New Accounting Pronouncement.  In March 2020, the Financial Accounting Standards Board (“FASB”) issued ASU 2020-04, Reference Rate Reform (Topic 848) (“ASU 2020-04”) in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of the London Interbank Offered Rate (“LIBOR”), which was expected to occur no later than June 30,

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2023. In January 2021, FASB issued Accounting Standard Update 2021-01 (“ASU 2021-01”), which is an update of ASU 2020-04. Regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation than LIBOR. ASU 2020-04 provides temporary guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2020-04 amendments offer optional expedients for contract modifications that would allow an entity to account for such modifications by prospectively adjusting the effective interest rate, instead of evaluating each contract, in accordance with existing accounting standards, as to whether reference rate modifications constitute the establishment of new contracts or the continuation of existing contracts. ASU 2021-01 clarifies that certain provisions in Topic 848, if elected by an entity, apply to derivative instruments that use an interest rate for margining, discounting, or contract price alignment that is modified as a result of reference rate reform. In December 2022, FASB issued a further update to Topic 848 under ASU 2022-06, which defers the sunset date of Topic 848 to December 31, 2024, after which entities will no longer be permitted to apply the optional expedients provided in Topic 848. As of June 30, 2023, LIBOR has ceased to be published on a representative basis, and will be replaced by an alternative reference rate at the next reset date subsequent to June 30, 2023 for all investments for which LIBOR is the current reference rate. Management has elected to apply the optional expedients when appropriate and account for such modifications by prospectively adjusting the effective interest rate.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

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The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2023, at value:

High Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Non-Agency Commercial Mortgage-Backed Securities	$—	$893,195	$105,075	$998,270
All Other Non-Convertible Bonds(a)	—	38,421,897	—	38,421,897

Total Non-Convertible Bonds	—	39,315,092	105,075	39,420,167

Convertible Bonds(a)	—	2,163,608	—	2,163,608

Total Bonds and Notes	—	41,478,700	105,075	41,583,775

Collateralized Loan Obligations	—	1,124,487	—	1,124,487
Senior Loans(a)	—	400,116	—	400,116
Preferred Stocks(a)	109,070	—	—	109,070
Common Stocks(a)	58,289	—	—	58,289
Other Investments(a)	—	—	—	—
Warrants	—	—	—	—
Short-Term Investments	—	1,919,357	—	1,919,357

Total	$167,359	$44,922,660	$105,075	$45,195,094

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments. Investment Grade Bond Fund Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$6,273,534,290	$—	$6,273,534,290
Senior Loans(a)	—	6,692,951	—	6,692,951
Collateralized Loan Obligations	—	310,935,898	—	310,935,898
Preferred Stocks(a)	41,941,782	—	—	41,941,782
Short-Term Investments	—	1,770,420,524	—	1,770,420,524

Total Investments	41,941,782	8,361,583,663	—	8,403,525,445

Futures Contracts (unrealized appreciation)	11,020,115	—	—	11,020,115

Total	$52,961,897	$8,361,583,663	$—	$8,414,545,560

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(24,425,679)	$—	$—	$(24,425,679)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

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June 30, 2023 (Unaudited)

Strategic Alpha Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Non-Agency Commercial Mortgage-Backed Securities	$—	$39,135,464	$1,508,781	$40,644,245
All Other Non-Convertible Bonds(a)	—	533,264,587	—	533,264,587

Total Non-Convertible Bonds	—	572,400,051	1,508,781	573,908,832

Convertible Bonds(a)	—	31,984,982	—	31,984,982

Total Bonds and Notes	—	604,385,033	1,508,781	605,893,814

Senior Loans(a)	—	12,276,819	—	12,276,819
Collateralized Loan Obligations	—	68,925,487	—	68,925,487
Common Stocks(a)	14,755,419	—	—	14,755,419
Preferred Stocks(a)	1,056,437	—	—	1,056,437
Other Investments(a)	—	—	—	—
Short-Term Investments	—	18,291,382	—	18,291,382

Total Investments	15,811,856	703,878,721	1,508,781	721,199,358

Centrally Cleared Interest Rate Swap Agreements (unrealized appreciation)	—	1,373,598	—	1,373,598
Forward Foreign Currency Contracts (unrealized appreciation)	—	97,297	—	97,297
Futures Contracts (unrealized appreciation)	292,374	—	—	292,374

Total	$16,104,230	$705,349,616	$1,508,781	$722,962,627

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(53,711)	$—	$—	$(53,711)
Centrally Cleared Credit Default Swap Agreements (unrealized depreciation)	—	(1,883,912)	—	(1,883,912)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(528,025)	—	(528,025)
Futures Contracts (unrealized depreciation)	(3,122,212)	—	—	(3,122,212)

Total	$(3,175,923)	$(2,411,937)	$—	$(5,587,860)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments

93  |

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

Strategic Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Non-Agency Commercial Mortgage-Backed Securities	$—	$53,377,473	$783,747	$54,161,220
All Other Non-Convertible Bonds(a)	—	2,256,247,641	—	2,256,247,641

Total Non-Convertible Bonds	—	2,309,625,114	783,747	2,310,408,861

Convertible Bonds(a)	—	200,332,504	—	200,332,504
Municipals(a)	—	59,611,580	—	59,611,580

Total Bonds and Notes	—	2,569,569,198	783,747	2,570,352,945

Senior Loans(a)	—	13,591,813	—	13,591,813
Collateralized Loan Obligations	—	133,131,229	—	133,131,229
Common Stocks
Technology Hardware, Storage & Peripherals	1,664,457	15,853	—	1,680,310
All Other Common Stocks(a)	84,920,131	—	—	84,920,131

Total Common Stocks	86,584,588	15,853	—	86,600,441

Preferred Stocks
Convertible Preferred Stocks(a)	38,482,296	—	—	38,482,296
Non-Convertible Preferred Stocks
Home Construction	3,724,480	—	—	3,724,480
Office REITs	—	—	1,527,667	1,527,667
Other REITs	—	6,570,658	—	6,570,658

Total Non-Convertible Preferred Stocks	3,724,480	6,570,658	1,527,667	11,822,805

Total Preferred Stocks	42,206,776	6,570,658	1,527,667	50,305,101

Short-Term Investments	—	109,904,031	—	109,904,031

Total Investments	128,791,364	2,832,782,782	2,311,414	2,963,885,560

Futures Contracts (unrealized appreciation)	4,252,056	—	—	4,252,056

Total	$133,043,420	$2,832,782,782	$2,311,414	$2,968,137,616

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(100,255)	$—	$(100,255)
Futures Contracts (unrealized depreciation)	(3,719,598)	—	—	(3,719,598)

Total	$(3,719,598)	$(100,255)	$—	$(3,819,853)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

|  94

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2022 and/or June 30, 2023:

High Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2022	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2023	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2023
Bonds and Notes
Non-Convertible Bonds
Home Construction	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Non-Agency Commercial Mortgage-Backed Securities	142,115	—	—	(37,040)	—	—	—	—	105,075	(37,040)
Other Investments
Aircraft ABS	6,825	—	—	(6,825)	—	—	—	—	—	(6,825)
Warrants	95	—	—	(95)	—	—	—	—	—	(95)

Total	$149,035	$—	$—	$(43,960)	$—	$—	$—	$—	$105,075	$(43,960)

Strategic Alpha Fund

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2022	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2023	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2023
Bonds and Notes
Non-Convertible Bonds
Non-Agency Commercial Mortgage-Backed Securities	$1,992,567	$—	$—	$(483,786)	$—	$—	$—	$—	$1,508,781	$(483,786)
Other Investments
Aircraft ABS	61,425	—	—	(61,425)	—	—	—	—	—	(61,425)

Total	$2,053,992	$—	$—	$(545,211)	$—	$—	$—	$—	$1,508,781	$(545,211)

95  |

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

Strategic Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2022	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2023	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2023
Bonds and Notes
Non-Convertible Bonds
Non-Agency Commercial Mortgage-Backed Securities	$—	$—	$—	$(53,903)	$—	$—	$837,650	$—	$783,747	$(53,903)
Property & Casualty Insurance	1,251,000	—	—	—	—	—	—	(1,251,000)	—	—
Preferred Stocks
Non-Convertible Preferred Stocks
Office REITs	1,651,680	—	—	(124,013)	—	—	—	—	1,527,667	(124,013)

Total	$2,902,680	$—	$—	$(177,916)	$—	$—	$837,650	$(1,251,000)	$2,311,414	$(177,916)

A debt security valued at $837,650 was transferred from Level 2 to Level 3 during the period ended June 30, 2023. At December 31, 2022, this security was fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2023, this security was fair valued as determined by the Fund’s valuation designee as an independent pricing service was unable to price the security.

A debt security valued at $1,251,000 was transferred from Level 3 to Level 2 during the period ended June 30, 2023. At December 31, 2022, this security was fair valued as determined by the Fund’s valuation designee as an independent pricing service did not provide a reliable price for the security. At June 30, 2023, this security was fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Funds used during the period include forward foreign currency contracts, futures contracts, option contracts and swap agreements.

The Funds are subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Funds may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds it holds without having to sell the bonds. The Funds may also use credit default swaps, as a protection seller, to gain investment exposure. During the six months ended June 30, 2023, High Income Fund, Strategic Alpha Fund and Strategic Income Fund engaged in credit default swap agreements (as a protection seller) to gain investment exposure. Strategic Alpha Fund also engaged in credit default swap agreements (as a protection buyer) to hedge its credit exposure.

Strategic Alpha Fund and Strategic Income Fund are subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Funds may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Funds may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Funds. During the six months ended June 30, 2023, the Funds engaged in forward foreign currency contracts for hedging purposes and Strategic Alpha Fund also engaged in forward foreign currency contracts to gain exposure to foreign currencies.

Investment Grade Bond Fund, Strategic Alpha Fund and Strategic Income Fund are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed-income securities. The Funds will be subject to increased interest rate risk to the extent that they invest in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Funds may use futures contracts and interest rate swap agreements to hedge

|  96

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Funds may also use futures contracts and interest rate swap agreements to gain investment exposure. During the six months ended June 30, 2023, Strategic Alpha Fund engaged in futures contracts and interest rate swap agreements for hedging purposes, yield curve management and to manage duration and interest rate swap agreements to gain investment exposure. During the six months ended June 30, 2023, Investment Grade Bond Fund and Strategic Income Fund used futures contracts to manage duration.

Strategic Alpha Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below average performance in individual securities or in the equity market as a whole. The Fund may use futures contracts, purchased put options and written call options to hedge against a decline in value of an equity security that it owns. The Fund may also write put options to offset the cost of options used for hedging purposes and use futures and option contracts to gain investment exposure. During the six months ended June 30, 2023, the Fund engaged in option contracts for hedging purposes and to gain investment exposure.

Transactions in derivative instruments for High Income Fund during the six months ended June 30, 2023, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Swap agreements
Credit contracts	$65,714

Net Change in Unrealized Appreciation (Depreciation) on:	Swap agreements
Credit contracts	$(46,299)

The following is a summary of derivative instruments for Investment Grade Bond Fund as of June 30, 2023, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$11,020,115

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(24,425,679)

[1]

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Investment Grade Bond Fund during the six months ended June 30, 2023, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$(42,686,357)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$(4,882,910)

97  |

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

The following is a summary of derivative instruments for Strategic Alpha Fund as of June 30, 2023, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]	Swaps agreements at value[2]	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$97,297	$—	$—	$97,297
Exchange-traded/cleared asset derivatives
Interest rate contracts	$—	$292,374	$1,375,073	$1,667,447

Total asset derivatives	$97,297	$292,374	$1,375,073	$1,764,744

Liabilities	Options written at value	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]	Swap agreements at value[2]	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$—	$(528,025)	$—	$—	$(528,025)
Exchange-traded/cleared liability derivatives
Interest rate contracts	$—	$—	$(3,122,212)	$—	$(3,122,212)
Credit contracts	—	—	—	(1,791,595)	(1,791,595)
Equity contracts	(53,711)	—	—	—	(53,711)

Total exchange-traded/cleared liability derivatives	$(53,711)	$—	$(3,122,212)	$(1,791,595)	$(4,967,518)

Total liability derivatives	$(53,711)	$(528,025)	$(3,122,212)	$(1,791,595)	$(5,495,543)

[1]

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

[2]

Represents swap agreements, at value. Market value of swap agreements is reported in the Portfolio of Investments along with the unamortized upfront premium paid (received), if any, and unrealized appreciation (depreciation) on each individual contract. Unrealized appreciation (depreciation) and upfront premiums paid (received) for bilateral swap agreements are reported within the Statements of Assets and Liabilities. Only the current day’s variation margin on centrally cleared swap agreements is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Strategic Alpha Fund during the six months ended June 30, 2023, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Investments[1]	Futures contracts	Options written	Swap agreements	Forward foreign currency contracts
Interest rate contracts	$—	$(1,243,636)	$—	$(59,583)	$—
Foreign exchange contracts	—	—	—	—	535,889
Credit contracts	—	—	—	(3,051,737)	—
Equity contracts	1,701,612	—	(866,696)	—	—

Total	$1,701,612	$(1,243,636)	$(866,696)	$(3,111,320)	$535,889

[1]	Represents realized gain and change in unrealized appreciation (depreciation), respectively, for purchased options during the period.

|  98

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts	Options written	Swap agreements	Forward foreign currency contracts
Interest rate contracts	$(3,170,690)	$—	$125,660	$—
Foreign exchange contracts	—	—	—	(45,120)
Credit contracts	—	—	320,579	—
Equity contracts	—	(10,212)	—	—

Total	$(3,170,690)	$(10,212)	$446,239	$(45,120)

The following is a summary of derivative instruments for Strategic Income Fund as of June 30, 2023, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$4,252,056

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]
Over-the-counter liability derivatives
Foreign exchange contracts	$(100,255)	$—
Exchange-traded liability derivatives
Interest rate contracts	$—	$(3,719,598)

Total liability derivatives	$(100,255)	$(3,719,598)

[1]

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Strategic Income Fund during the six months ended June 30, 2023, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Futures contracts	Swap agreements	Forward foreign currency contracts
Interest rate contracts	$(5,071,467)	$—	$—
Foreign exchange contracts	—	—	(29,866)
Credit contracts	—	1,521,476	—

Total	$(5,071,467)	$1,521,476	$(29,866)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts	Swap agreements	Forward foreign currency contracts
Interest rate contracts	$2,502,495	$—	$—
Foreign exchange contracts	—	—	(100,255)
Credit contracts	—	(1,408,729)	—

Total	$2,502,495	$(1,408,729)	$(100,255)

99  |

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract, futures contract and swap agreement activity, as a percentage of net assets for Investment Grade Bond Fund, Strategic Alpha Fund and Strategic Income Fund, based on gross month-end or daily (as applicable) notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended June 30, 2023:

High Income Fund	Credit Default Swaps
Average Notional Amount Outstanding	0.22%
Highest Notional Amount Outstanding	0.00%
Lowest Notional Amount Outstanding	0.00%
Notional Amount Outstanding as of June 30, 2023	0.00%

Investment Grade Bond Fund	Futures
Average Notional Amount Outstanding	38.78%
Highest Notional Amount Outstanding	50.27%
Lowest Notional Amount Outstanding	31.06%
Notional Amount Outstanding as of June 30, 2023	49.28%

Strategic Alpha Fund	Forwards	Futures	Credit Default Swaps	Interest Rate Swaps
Average Notional Amount Outstanding	4.27%	26.70%	9.75%	2.26%
Highest Notional Amount Outstanding	7.27%	38.49%	12.65%	2.37%
Lowest Notional Amount Outstanding	2.65%	22.92%	7.62%	2.17%
Notional Amount Outstanding as of June 30, 2023	2.87%	38.49%	8.28%	2.37%

Strategic Income Fund	Forwards	Futures	Credit Default Swaps
Average Notional Amount Outstanding	0.16%	21.43%	0.16%
Highest Notional Amount Outstanding	0.30%	34.51%	0.00%
Lowest Notional Amount Outstanding	0.00%	9.06%	0.00%
Notional Amount Outstanding as of June 30, 2023	0.30%	34.17%	0.00%

Unrealized gain and/or loss on open forwards, futures and swaps is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward, futures and swap contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

The volume of option contract activity, as a percentage of net assets for Strategic Alpha Fund, based on the month-end market values of instruments underlying purchased and written options, at absolute value, was as follows for the six months ended June 30, 2023:

Strategic Alpha Fund	Call Options Written*	Put Options Purchased*	Put Options Written*
Average Market Value of Underlying Instruments	2.12%	9.11%	9.11%
Highest Market Value of Underlying Instruments	12.08%	67.38%	67.38%
Lowest Market Value of Underlying Instruments	0.39%	0.00%	0.00%
Market Value of Underlying Instruments as of June 30, 2023	0.44%	0.00%	0.00%

*	Market value of underlying instruments is determined by multiplying option shares by the price of the option’s underlying security.

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Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

Amounts outstanding at the end of the prior period, if applicable, are included in the average amount outstanding.

Over-the-counter derivatives, including forward foreign currency contracts and swap agreements, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.

As of June 30, 2023, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Strategic Alpha Fund
Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$17,066	$(17,066)	$—	$—	$—
Barclays Bank PLC	41,977	—	41,977	—	41,977
Morgan Stanley Capital Services LLC	38,254	(38,254)	—	—	—

	$97,297	$(55,320)	$41,977	$—	$41,977

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$(36,759)	$17,066	$(19,693)	$—	$(19,693)
BNP Paribas SA	(353,459)	—	(353,459)	—	(353,459)
Goldman Sachs International	(2,595)	—	(2,595)	—	(2,595)
Morgan Stanley Capital Services LLC	(135,212)	38,254	(96,958)	96,958	—

	$(528,025)	$55,320	$(472,705)	$96,958	$(375,747)

Strategic Income Fund
Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$(100,255)	$—	$(100,255)	$30,000	$(70,255)

The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank and Trust Company (“State Street Bank”).

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or

101  |

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June 30, 2023 (Unaudited)

goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.

5.  Purchases and Sales of Securities.  For the six months ended June 30, 2023, purchases and sales of securities (excluding short-term investments and option/swaption contracts and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
High Income Fund	$—	$1,387,991	$11,925,685	$79,820,748
Investment Grade Bond Fund	19,481,982	203,516,978	2,005,048,964	710,165,946
Strategic Alpha Fund	54,946,429	66,637,498	78,337,009	157,218,845
Strategic Income Fund	26,999,339	163,036,395	393,217,780	583,098,469

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.   Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $200 million	Next $1.05 billion	Next $750 million	Next $13 billion	Next $10 billion	Over $25 billion
High Income Fund	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Investment Grade Bond Fund	0.40%	0.40%	0.40%	0.40%	0.38%	0.38%
Strategic Alpha Fund	0.60%	0.60%	0.55%	0.55%	0.55%	0.55%
Strategic Income Fund	0.65%	0.60%	0.60%	0.55%	0.54%	0.53%

Effective July 1, 2023, High Income Fund and Strategic Income Fund pay a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $200 million	Next $1.05 billion	Next $750 million	Next $13 billion	Next $10 billion	Over $25 billion
High Income Fund	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Strategic Income Fund	0.64%	0.59%	0.59%	0.54%	0.54%	0.53%

Loomis Sayles have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2024, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended June 30, 2023, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y	Admin Class
High Income Fund	1.00%	1.75%	0.70%	0.75%	—
Investment Grade Bond Fund	0.74%	1.49%	0.44%	0.49%	0.99%
Strategic Alpha Fund	1.00%	1.75%	0.70%	0.75%	—
Strategic Income Fund	0.94%	1.69%	0.64%	0.69%	1.19%

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Notes to Financial Statements (continued)

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Effective July 1, 2023, the expense limits as a percentage of average daily net assets under the expense limitation agreements for High Income Fund and Strategic Income Fund are as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y	Admin Class
High Income Fund	0.95%	1.70%	0.65%	0.70%	—
Strategic Income Fund	0.93%	1.68%	0.63%	0.68%	1.18%

This new undertaking is in effect until April 30, 2025, may be terminated before then only with the consent of the Funds’ Board of Trustees, and will be reevaluated on an annual basis.

Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For six months ended June 30, 2023, the management fees and waivers of management fees for each Fund were as follows:

	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
High Income Fund	$209,319	$129,467	$79,852	0.60%	0.23%
Investment Grade Bond Fund	15,733,373	2,436,683	13,296,690	0.40%	0.34%
Strategic Alpha Fund	2,402,066	93,372	2,308,694	0.60%	0.58%
Strategic Income Fund	9,198,464	992,115	8,206,349	0.58%	0.52%

[1]	Management fee waivers are subject to possible recovery until December 31, 2024.

No expenses were recovered for any of the Funds during the six months ended June 30, 2023 under the terms of the expense limitation agreements.

b.  Service and Distribution Fees.  Natixis Distribution, LLC (“Natixis Distribution), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”), a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”), and Investment Grade Bond Fund and Strategic Income Fund have adopted a Distribution Plan relating to their Admin Class shares (the “Admin Class Plans”).

Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

Under the Admin Class Plans, Investment Grade Bond Fund and Strategic Income Fund pay Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Admin Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Admin Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

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Notes to Financial Statements (continued)

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In addition, the Admin Class shares of Investment Grade Bond Fund and Strategic Income Fund may pay Natixis Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

For six months ended June 30, 2023, the service and distribution fees for each Fund were as follows:

	Service Fees			Distribution Fees
Fund	Class A	Class C	Admin Class	Class C	Admin Class
High Income Fund	$22,195	$1,412	$—	$4,234	$—
Investment Grade Bond Fund	829,648	75,692	157,762	227,075	157,762
Strategic Alpha Fund	34,164	3,615	—	10,847	—
Strategic Income Fund	1,306,230	58,676	84,940	176,027	84,940

c.  Administrative Fees.  Natixis Advisors, LLC (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended June 30, 2023, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
High Income Fund	$16,172
Investment Grade Bond Fund	1,822,556
Strategic Alpha Fund	185,509
Strategic Income Fund	729,014

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended June 30, 2023, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
High Income Fund	$29,949
Investment Grade Bond Fund	2,550,207
Strategic Alpha Fund	228,802
Strategic Income Fund	1,210,004

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Notes to Financial Statements (continued)

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As of June 30, 2023, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
High Income Fund	$620
Investment Grade Bond Fund	57,372
Strategic Alpha Fund	6,039
Strategic Income Fund	31,424

Sub-transfer agent fees attributable to Class A, Class C, Class Y, and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.   Commissions.   Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended June 30, 2023 were as follows:

Fund	Commissions
High Income Fund	$248
Investment Grade Bond Fund	27,939
Strategic Alpha Fund	226
Strategic Income Fund	5,519

f.   Trustees Fees and Expenses.   The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $210,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends either in person or telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trusts.

g.   Reimbursement of Transfer Agent Fees and Expenses.   Natixis Advisors has given a binding contractual undertaking to High Income Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through April 30, 2024 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended June 30, 2023, Natixis Advisors reimbursed High Income Fund $903 for transfer agency expenses related to Class N shares.

h.   Affiliated Ownership.   As of June 30, 2023, Loomis Sayles Employees’ Profit Sharing Retirement Plan held shares of Investment Grade Bond Fund and Strategic Alpha Fund representing 0.09% and 0.44%, respectively, of the Funds’ net assets.

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7.   Class-Specific Transfer Agent Fees and Expenses.   Transfer agent fees and expenses attributable to Class A, Class C, Class Y and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended June 30, 2023, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y	Admin Class
High Income Fund	$10,889	$688	$903	$31,833	$—
Investment Grade Bond Fund	273,956	25,012	5,230	2,390,595	52,108
Strategic Alpha Fund	10,611	1,121	1,465	243,142	—
Strategic Income Fund	470,191	21,166	1,746	793,751	30,570

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid certain legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

Prior to April 6, 2023, each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $500,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund was able to borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate did not exceed the $500,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest was charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, was accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended June 30, 2023, none of the Funds had borrowings under this agreement.

9.   Risk.   The Funds’ investments in foreign securities, as applicable, may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These and any related events could significantly impact a Fund’s performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to Russian issuers or issuers in other countries affected by the invasion.

10.   Concentration of Ownership.   From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2023, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Account Holders	Percentage of Ownership
High Income Fund	2	34.07%
Strategic Alpha Fund	3	30.31%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

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Notes to Financial Statements (continued)

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11.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

High Income Fund

	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	154,617	$547,536	1,722,338	$6,259,813
Issued in connection with the reinvestment of distributions	138,581	485,013	236,475	869,986
Redeemed	(1,064,100)	(3,717,105)	(1,262,111)	(4,688,427)

Net change	(770,902)	$(2,684,556)	696,702	$2,441,372

Class C
Issued from the sale of shares	15,411	$53,704	81,001	$295,199
Issued in connection with the reinvestment of distributions	6,332	22,256	11,401	42,287
Redeemed	(71,880)	(253,453)	(172,520)	(656,278)

Net change	(50,137)	$(177,493)	(80,118)	$(318,792)

Class N
Issued from the sale of shares	148	$522	11,783	$43,666
Issued in connection with the reinvestment of distributions	1,270	4,440	1,742	6,400
Redeemed	(218)	(769)	(317)	(1,187)

Net change	1,200	$4,193	13,208	$48,879

Class Y
Issued from the sale of shares	1,428,506	$5,103,043	15,154,075	$60,435,670
Issued in connection with the reinvestment of distributions	329,470	1,154,538	982,330	3,614,206
Redeemed	(21,553,211)	(77,176,519)	(12,813,646)	(48,643,668)

Net change	(19,795,235)	$(70,918,938)	3,322,759	$15,406,208

Increase (decrease) from capital share transactions	(20,615,074)	$(73,776,794)	3,952,551	$17,577,667

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11.  Capital Shares (continued).

Investment Grade Bond Fund

	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	11,025,024	$107,942,872	15,784,832	$157,415,568
Issued in connection with the reinvestment of distributions	984,305	9,601,586	1,516,060	15,218,475
Redeemed	(7,278,540)	(71,286,443)	(21,470,097)	(218,163,158)

Net change	4,730,789	$46,258,015	(4,169,205)	$(45,529,115)

Class C
Issued from the sale of shares	1,798,387	$17,394,382	2,006,302	$19,429,909
Issued in connection with the reinvestment of distributions	87,728	844,699	124,380	1,234,946
Redeemed	(1,164,398)	(11,265,348)	(3,420,390)	(34,069,845)

Net change	721,717	$6,973,733	(1,289,708)	$(13,404,990)

Class N
Issued from the sale of shares	39,013,101	$381,969,478	48,529,515	$490,256,225
Issued in connection with the reinvestment of distributions	2,259,423	22,052,318	4,084,214	40,970,231
Redeemed	(69,699,868)	(682,217,233)	(43,974,606)	(443,131,271)

Net change	(28,427,344)	$(278,195,437)	8,639,123	$88,095,185

Class Y
Issued from the sale of shares	231,861,352	$2,278,077,594	312,218,522	$3,118,482,571
Issued in connection with the reinvestment of distributions	10,235,033	99,886,657	10,979,300	109,867,774
Redeemed	(68,008,935)	(666,917,432)	(171,175,077)	(1,725,580,019)

Net change	174,087,450	$1,711,046,819	152,022,745	$1,502,770,326

Admin Class
Issued from the sale of shares	1,033,656	$10,067,560	1,308,463	$13,205,817
Issued in connection with the reinvestment of distributions	222,288	2,161,676	336,224	3,362,150
Redeemed	(630,566)	(6,172,527)	(1,315,130)	(13,241,065)

Net change	625,378	$6,056,709	329,557	$3,326,902

Increase from capital share transactions	151,737,990	$1,492,139,839	155,532,512	$1,535,258,308

|  108

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

11.  Capital Shares (continued).

Strategic Alpha Fund

	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	187,986	$1,739,741	790,735	$7,604,611
Issued in connection with the reinvestment of distributions	48,245	439,907	113,177	1,055,866
Redeemed	(760,429)	(7,053,924)	(1,683,281)	(15,940,481)

Net change	(524,198)	$(4,874,276)	(779,369)	$(7,280,004)

Class C
Issued from the sale of shares	21,396	$197,621	118,937	$1,122,473
Issued in connection with the reinvestment of distributions	4,474	40,747	8,630	80,131
Redeemed	(102,243)	(944,223)	(178,261)	(1,704,999)

Net change	(76,373)	$(705,855)	(50,694)	$(502,395)

Class N
Issued from the sale of shares	698,161	$6,440,058	7,829,851	$75,848,874
Issued in connection with the reinvestment of distributions	128,822	1,171,868	307,854	2,864,537
Redeemed	(4,435,146)	(40,977,598)	(37,027,196)	(360,872,876)

Net change	(3,608,163)	$(33,365,672)	(28,889,491)	$(282,159,465)

Class Y
Issued from the sale of shares	9,333,161	$86,359,157	34,791,067	$332,916,955
Issued in connection with the reinvestment of distributions	1,309,659	11,901,843	2,762,887	25,702,413
Redeemed	(17,640,845)	(162,734,737)	(56,471,363)	(535,510,682)

Net change	(6,998,025)	$(64,473,737)	(18,917,409)	$(176,891,314)

Decrease from capital share transactions	(11,206,759)	$(103,419,540)	(48,636,963)	$(466,833,178)

109  |

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

11.  Capital Shares (continued).

Strategic Income Fund

	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	3,341,461	$39,527,604	8,678,765	$109,989,319
Issued in connection with the reinvestment of distributions	1,455,657	17,056,428	4,093,782	49,939,363
Redeemed	(9,326,874)	(110,098,285)	(27,767,324)	(347,469,778)

Net change	(4,529,756)	$(53,514,253)	(14,994,777)	$(187,541,096)

Class C
Issued from the sale of shares	163,718	$1,969,663	619,032	$7,749,499
Issued in connection with the reinvestment of distributions	62,602	743,391	230,317	2,856,357
Redeemed	(1,214,858)	(14,546,624)	(4,723,388)	(60,569,472)

Net change	(988,538)	$(11,833,570)	(3,874,039)	$(49,963,616)

Class N
Issued from the sale of shares	1,142,475	$13,637,613	1,623,182	$20,719,348
Issued in connection with the reinvestment of distributions	442,988	5,182,467	1,134,602	13,826,399
Redeemed	(2,400,935)	(28,234,554)	(3,626,974)	(45,975,564)

Net change	(815,472)	$(9,414,474)	(869,190)	$(11,429,817)

Class Y
Issued from the sale of shares	13,757,991	$162,801,496	33,766,614	$425,134,342
Issued in connection with the reinvestment of distributions	2,643,523	30,930,829	8,220,421	100,514,524
Redeemed	(26,967,499)	(318,200,305)	(101,610,881)	(1,269,402,412)

Net change	(10,565,985)	$(124,467,980)	(59,623,846)	$(743,753,546)

Admin Class
Issued from the sale of shares	166,379	$1,952,997	213,005	$2,734,769
Issued in connection with the reinvestment of distributions	126,106	1,471,318	343,699	4,173,218
Redeemed	(445,833)	(5,231,046)	(1,365,053)	(17,168,997)

Net change	(153,348)	$(1,806,731)	(808,349)	$(10,261,010)

Decrease from capital share transactions	(17,053,099)	$(201,037,008)	(80,170,201)	$(1,002,949,085)

|  110

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There was no change in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a) (1)	Not applicable.

(a) (2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds II

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 22, 2023

By:	/s/ Matthew J. Block
Name:	Matthew J. Block
Title:	Treasurer and Principal Financial and Accounting Officer
Date:	August 22, 2023